UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-62692
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 34	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 70	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust

•	Direxion Insurance Trust
•	Dreyfus Investment Portfolios
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
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Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.15%
No CDSC Option Charge	0.20% [5]
Total Variable Account Charges (including this option only)	1.35%
Death Benefit Options (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
Highest Anniversary Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.35%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge (no longer available for election)	0.25%
Total Variable Account Charges (including this option only)	1.40%
3% Extra Value Option Charge	0.45% [6]
Total Variable Account Charges (including this option only)	1.60%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.15%
No CDSC Option Charge	0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge	0.25%
3% Extra Value Option Charge	0.45%
Maximum Possible Total Variable Account Charges	2.05%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1)	is the lesser of (a) or (b) where:
(a)	is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;
(b)	is 10% of Contract Value; and
(2)	is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
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This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.
[2]	Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[6]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.32%	9.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.05%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (9.43%)	$1,805	$3,767	$5,435	$8,866	*	$3,367	$5,235	$8,866	$1,205	$3,367	$5,235	$8,866
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$ 849	$1,165	$1,508	$2,789	*	$ 765	$1,308	$2,789	$ 249	$ 765	$1,308	$2,789
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
No CDSC Option
Applicants can elect the No CDSC Option, which eliminates the standard seven-year CDSC schedule from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (Return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.25% of the Daily Net Assets. This option is no longer available for election.
3% Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
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Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
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Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, loans, availability of certain optional benefits, free look rights, 3% Extra Value Option recapture provisions, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not
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be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
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All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts without the No CDSC Option, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1)	is the lesser of (a) or (b) where:
(a)	is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than seven years), minus withdrawals made from the contract that were subject to a CDSC;
(b)	is 10% of Contract Value; and
(2)	is an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
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(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
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New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
No CDSC Option
Applicants can elect the No CDSC Option, which eliminates the standard seven-year CDSC schedule from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Highest Anniversary Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Greater of Highest Anniversary or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Greater of Highest Anniversary or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for election.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
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(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
3% Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC;
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•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
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Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal Joint Owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant;
•	Joint Annuitant
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
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•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any 3% Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
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Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 2.05% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS Global Diversified Equity Fund
•	Guggenheim Variable Fund - CLS Global Growth Fund
•	Guggenheim Variable Fund - CLS Growth and Income Fund
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
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•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
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•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
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•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
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•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
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Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
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Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the 3% Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the 3% Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the 3% Extra Value Option credits, but all losses attributable to the 3% Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
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Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If the 3% Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the 3% Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any 3% Extra Value Option credits (and any recapture of such credits, if applicable)
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•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
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Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
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The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be
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recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Highest Anniversary Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Greater of Highest Anniversary or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Greater of Highest Anniversary or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for election.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large
45

or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-62692
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: LTF
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American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF, LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the "Index").
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index ("the Index").
Designation: LTF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
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Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
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Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return comprised of income and capital appreciation.
Designation: LTF
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Amerigo)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Growth and Income Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Clermont)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Global Growth Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Select Allocation)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
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Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
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Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
52

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
53

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
54

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
55

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Designation: LTF
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, SLS Management, LLC, Sound Point Capital Management, L.P., Visium Asset Management, LP
Investment Objective:	The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
Designation: LTF
56

Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
Investment Advisor:	Monte Capital Group, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
57

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
58

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
59

ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
60

ProFunds - ProFund VP Short International

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
61

Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
62

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
63

Rydex Variable Trust - Inverse S&P 500 Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
64

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
65

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
66

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 2.05%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.712278	12.400694	5.88%	7,462
2013	10.190275	11.712278	14.94%	9,012
2012	9.092887	10.190275	12.07%	5,331
2011*	10.000000	9.092887	-9.07%	268
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.371171	11.473041	10.62%	85,279
2013*	10.000000	10.371171	3.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.227183	10.443159	2.11%	30,965
2013	11.304746	10.227183	-9.53%	39,299
2012	10.649990	11.304746	6.15%	56,667
2011*	10.000000	10.649990	6.50%	46,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.378583	20.438767	11.21%	62,594
2013	13.688803	18.378583	34.26%	48,160
2012	12.069015	13.688803	13.42%	57,250
2011	11.840872	12.069015	1.93%	70,531
2010	10.493978	11.840872	12.83%	73,760
2009	8.989294	10.493978	16.74%	92,609
2008	13.902389	8.989294	-35.34%	84,217
2007	14.074488	13.902389	-1.22%	118,419
2006	12.159935	14.074488	15.74%	192,225
2005	11.756563	12.159935	3.43%	100,746
67

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	16.720507	18.182446	8.74%	45,232
2013	12.345207	16.720507	35.44%	13,097
2012	10.961243	12.345207	12.63%	13,031
2011	10.971372	10.961243	-0.09%	10,396
2010	9.559437	10.971372	14.77%	23,683
2009	7.188079	9.559437	32.99%	20,826
2008	12.434677	7.188079	-42.19%	16,458
2007	10.393580	12.434677	19.64%	45,630
2006	10.870614	10.393580	-4.39%	79,699
2005	10.763398	10.870614	1.00%	89,757
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	20.150761	22.524456	11.78%	68,944
2013	15.475320	20.150761	30.21%	72,286
2012	13.664134	15.475320	13.26%	50,350
2011	13.683949	13.664134	-0.14%	67,142
2010	12.204817	13.683949	12.12%	90,175
2009	10.301128	12.204817	18.48%	105,185
2008	14.231919	10.301128	-27.62%	144,035
2007	15.178318	14.231919	-6.24%	146,727
2006	12.940540	15.178318	17.29%	312,472
2005	12.463283	12.940540	3.83%	170,033
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.498634	11.580419	0.71%	0
2013*	10.000000	11.498634	14.99%	15,354
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.449150	12.543775	0.76%	273,750
2013	11.007188	12.449150	13.10%	400,987
2012	10.126286	11.007188	8.70%	385,665
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.787117	7.208392	-17.97%	9,318
2013	9.906911	8.787117	-11.30%	10,119
2012	10.236918	9.906911	-3.22%	12,133
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.183265	-8.17%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.359474	13.59%	1,869
68

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.790477	10.655107	-1.25%	3,313
2013	10.501527	10.790477	2.75%	3,745
2012*	10.000000	10.501527	5.02%	1,033,315
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.900598	9.01%	46,630
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.517849	12.015972	4.32%	20,723
2013	10.102230	11.517849	14.01%	18,366
2012	9.105894	10.102230	10.94%	53,590
2011*	10.000000	9.105894	-8.94%	46,937
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.158974	14.394762	1.67%	167,589
2013	11.572744	14.158974	22.35%	170,507
2012	10.151217	11.572744	14.00%	104,806
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.563343	10.923850	3.41%	49,942
2013*	10.000000	10.563343	5.63%	17,529
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.438882	11.952814	4.49%	18,618
2013*	10.000000	11.438882	14.39%	195,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.268198	10.550579	2.75%	0
2013*	10.000000	10.268198	2.68%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.490703	12.775700	2.28%	339,210
2013	10.237032	12.490703	22.01%	342,230
2012	9.108003	10.237032	12.40%	329,658
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428
69

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.505523	11.691628	1.62%	140,022
2013	9.801735	11.505523	17.38%	132,419
2012	8.820814	9.801735	11.12%	210,134
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.366070	11.437598	0.63%	202,134
2013	10.437285	11.366070	8.90%	259,510
2012	9.530838	10.437285	9.51%	235,752
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.073268	7.836837	10.80%	27,677
2013	6.974960	7.073268	1.41%	42,874
2012	7.946695	6.974960	-12.23%	78,040
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.576609	14.811686	1.61%	95,373
2013	12.554432	14.576609	16.11%	94,403
2012	12.161921	12.554432	3.23%	118,334
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
2005	10.820869	12.163376	12.41%	389,481
70

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.114924	9.429929	3.46%	117,364
2013	9.070997	9.114924	0.48%	139,270
2012	8.977036	9.070997	1.05%	241,489
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
2005*	10.000000	10.070102	0.70%	7,604
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.173147	10.295597	1.20%	41,077
2013*	10.000000	10.173147	1.73%	60,207
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.063917	10.480297	4.14%	0
2013*	10.000000	10.063917	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.008784	10.458640	4.49%	2,124
2013*	10.000000	10.008784	0.09%	186
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.968783	13.081129	-6.35%	158,158
2013	11.293100	13.968783	23.69%	310,554
2012	9.586475	11.293100	17.80%	239,935
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.852806	9.287866	-5.73%	58,094
2013*	10.000000	9.852806	-1.47%	36,427
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.028063	9.763112	-2.64%	6,283
2013*	10.000000	10.028063	0.28%	126,979
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.984430	11.319299	3.05%	13,152
2013	10.237670	10.984430	7.29%	12,447
2012	9.478912	10.237670	8.00%	12,092
2011*	10.000000	9.478912	-5.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.826012	12.980790	9.76%	8,633
2013*	10.000000	11.826012	18.26%	195
71

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.014285	13.506628	3.78%	140,034
2013	10.679055	13.014285	21.87%	150,793
2012	9.336248	10.679055	14.38%	116,965
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.855043	-1.45%	98,471
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.244837	2.45%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.829350	12.059163	1.94%	11,070
2013*	10.000000	11.829350	18.29%	8,346
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.563118	11.642630	0.69%	0
2013*	10.000000	11.563118	15.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.624777	15.106685	3.30%	15,662
2013	11.426800	14.624777	27.99%	32,355
2012	9.952402	11.426800	14.81%	69
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.719491	13.113546	3.10%	346,456
2013	11.222532	12.719491	13.34%	34,884
2012	10.222686	11.222532	9.78%	27,255
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.622699	14.098606	3.49%	55,880
2013	11.366316	13.622699	19.85%	52,002
2012	10.118419	11.366316	12.33%	61,578
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.377902	11.622312	2.15%	77,400
2013	10.969180	11.377902	3.73%	121,797
2012	10.323006	10.969180	6.26%	192,253
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
72

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.283526	10.395014	1.08%	0
2013*	10.000000	10.283526	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.355564	10.340211	-0.15%	2,427
2013*	10.000000	10.355564	3.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.156354	13.599397	3.37%	85,277
2013	11.297856	13.156354	16.45%	92,527
2012	10.171398	11.297856	11.07%	55,011
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.986706	14.456561	3.36%	68,076
2013	11.385398	13.986706	22.85%	94,461
2012	10.051996	11.385398	13.27%	43,597
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.286323	12.640818	2.89%	2,660
2013	11.173512	12.286323	9.96%	2,875
2012	10.272091	11.173512	8.78%	2,792
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.531113	10.918174	3.68%	41,007
2013	10.876465	10.531113	-3.18%	27,945
2012	10.272149	10.876465	5.88%	35,306
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.667442	-3.33%	16,177
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.754273	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.250943	2.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.176465	1.76%	141,525
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.364205	3.64%	75,361
73

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.267261	2.67%	44,250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.344188	3.44%	21,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.171314	1.71%	237,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.262735	10.393853	1.28%	0
2013*	10.000000	10.262735	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.327599	10.385825	0.56%	0
2013*	10.000000	10.327599	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.331587	3.32%	452,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.334965	3.35%	176,861
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.262436	2.62%	81,135
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.541854	9.432129	-1.15%	2,329,613
2013	9.652863	9.541854	-1.15%	2,640,530
2012	9.765464	9.652863	-1.15%	2,800,504
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.589090	9.846943	2.69%	4,819
2013*	10.000000	9.589090	-4.11%	1,506
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.630988	13.292065	-2.49%	8,050
2013	11.389049	13.630988	19.69%	11,003
2012	9.973886	11.389049	14.19%	13,836
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.019452	-9.81%	22,180
74

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.737133	17.134856	8.88%	15,061
2013	11.844143	15.737133	32.87%	24,810
2012	10.317057	11.844143	14.80%	17,146
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.807727	16.136785	8.98%	25,173
2013	11.094008	14.807727	33.47%	26,542
2012	9.544369	11.094008	16.24%	14,881
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.805157	23.452491	2.84%	656
2013	16.603954	22.805157	37.35%	960
2012	14.618790	16.603954	13.58%	3,512
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.489610	16.906298	2.53%	13,772
2013	12.035125	16.489610	37.01%	22,640
2012	10.620190	12.035125	13.32%	19,766
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.080060	18.600484	15.67%	35,198
2013	11.989515	16.080060	34.12%	31,179
2012	10.425238	11.989515	15.00%	7,243
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.052957	10.53%	8,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.757963	7.58%	20,576
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.437444	4.37%	55,790
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.903224	9.03%	21,890
75

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.330098	11.861116	27.13%	71,604
2013*	10.000000	9.330098	-6.70%	840
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.091531	10.024752	-0.66%	132,224
2013	10.198177	10.091531	-1.05%	143,770
2012	9.965957	10.198177	2.33%	109,456
2011*	10.000000	9.965957	-0.34%	148,246
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.135718	9.989514	-1.44%	10,740
2013*	10.000000	10.135718	1.36%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.674891	9.697736	0.24%	9,326
2013*	10.000000	9.674891	-3.25%	14,762
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.900334	10.524368	6.30%	776
2013	9.637946	9.900334	2.72%	776
2012*	10.000000	9.637946	-3.62%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.572379	10.338335	-2.21%	26,600
2013	10.224786	10.572379	3.40%	12,735
2012*	10.000000	10.224786	2.25%	7,387
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.441237	11.542199	0.88%	17,802
2013*	10.000000	11.441237	14.41%	6,543
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.719310	10.644236	-0.70%	68,692
2013	10.832183	10.719310	-1.04%	81,243
2012	9.545134	10.832183	13.48%	114,940
2011*	10.000000	9.545134	-4.55%	231,715
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.821469	7.900728	-19.56%	5,743
2013	11.650081	9.821469	-15.70%	5,345
2012	11.211470	11.650081	3.91%	13,862
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
76

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.916825	11.945245	0.24%	36,604
2013	12.968663	11.916825	-8.11%	27,733
2012	11.140588	12.968663	16.41%	158,257
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.225544	11.129856	-0.85%	9,000
2013	12.154303	11.225544	-7.64%	13,324
2012	11.684694	12.154303	4.02%	29,241
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.052050	11.160777	0.98%	23,604
2013	12.228120	11.052050	-9.62%	22,561
2012	11.576295	12.228120	5.63%	43,899
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.752348	13.013212	2.05%	129,772
2013	12.213141	12.752348	4.41%	286,022
2012	10.819751	12.213141	12.88%	622,667
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.137685	10.096081	-0.41%	53,735
2013	10.279493	10.137685	-1.38%	152,178
2012	9.833932	10.279493	4.53%	220,928
2011*	10.000000	9.833932	-1.66%	24,302
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.494450	10.806099	2.97%	134,828
2013	10.839073	10.494450	-3.18%	172,012
2012	10.014102	10.839073	8.24%	305,577
2011*	10.000000	10.014102	0.14%	142,965
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.934562	10.109357	1.76%	1,891
2013*	10.000000	9.934562	-0.65%	135
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.036190	7.789020	-13.80%	23,908
2013	9.346071	9.036190	-3.32%	24,163
2012	8.467769	9.346071	10.37%	56,926
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823
77

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.261208	13.069882	-1.44%	4,051
2013	11.998937	13.261208	10.52%	5,564
2012	10.492107	11.998937	14.36%	15,489
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.581147	13.738983	1.16%	77,875
2013	12.488041	13.581147	8.75%	888,191
2012	11.070022	12.488041	12.81%	192,539
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.420686	10.139276	-2.70%	1,311
2013	9.169118	10.420686	13.65%	17,354
2012	8.032787	9.169118	14.15%	25,787
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
2014	12.992395	14.175625	9.11%	7,309
2013	9.848595	12.992395	31.92%	9,790
2012	7.468545	9.848595	31.87%	17,911
2011*	10.000000	7.468545	-25.31%	6
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.700881	9.751037	0.52%	1,377
2013	8.286361	9.700881	17.07%	5,638
2012	7.727250	8.286361	7.24%	3,956
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
2014	4.843562	4.105667	-15.23%	6,405
2013	6.671202	4.843562	-27.40%	15,864
2012	8.091944	6.671202	-17.56%	22,603
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.679378	27.800560	28.24%	15,548
2013	13.022042	21.679378	66.48%	16,314
2012	9.362623	13.022042	39.09%	13,732
2011*	10.000000	9.362623	-6.37%	713
78

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.818483	16.327967	10.19%	68,994
2013	11.553094	14.818483	28.26%	67,868
2012	10.262459	11.553094	12.58%	15,430
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.770105	15.003863	8.96%	8,342
2013	10.844733	13.770105	26.98%	3,938
2012	9.896459	10.844733	9.58%	2,333
2011*	10.000000	9.896459	-1.04%	3,461
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.097227	17.894923	11.17%	4,677
2013	11.642635	16.097227	38.26%	12,673
2012	9.646469	11.642635	20.69%	5,982
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.526611	8.140262	-4.53%	7,747
2013	9.217846	8.526611	-7.50%	22,388
2012	8.750409	9.217846	5.34%	51,893
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.240391	11.956364	-9.70%	58,421
2013	11.011885	13.240391	20.24%	9,254
2012	9.554602	11.011885	15.25%	5,152
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.333653	14.882814	11.62%	7,991
2013	10.212736	13.333653	30.56%	12,906
2012	8.283256	10.212736	23.29%	1,897
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.410093	18.842923	22.28%	21,117
2013	11.154549	15.410093	38.15%	22,777
2012	9.611633	11.154549	16.05%	9,786
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.667217	14.263563	4.36%	35,876
2013	10.005314	13.667217	36.60%	42,380
2012	8.740898	10.005314	14.47%	7,252
2011*	10.000000	8.740898	-12.59%	1,246
79

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.462748	11.320551	-9.16%	14,600
2013	10.550995	12.462748	18.12%	21,783
2012	9.207002	10.550995	14.60%	23,066
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
2014	15.031372	15.025191	-0.04%	4,915
2013	10.023171	15.031372	49.97%	10,567
2012	8.466646	10.023171	18.38%	1,034
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
2014	12.811693	13.072925	2.04%	1,595
2013	8.743267	12.811693	46.53%	3,681
2012	7.194145	8.743267	21.53%	2,083
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.497018	19.080491	15.66%	38,069
2013	12.428971	16.497018	32.73%	26,024
2012	10.817934	12.428971	14.89%	60,217
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.972512	12.310832	-11.89%	16,881
2013	11.392684	13.972512	22.64%	18,445
2012	11.201005	11.392684	1.71%	14,272
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.969389	17.661987	17.99%	6,241
2013	11.504871	14.969389	30.11%	9,659
2012	10.405457	11.504871	10.57%	10,406
2011*	10.000000	10.405457	4.05%	7,074
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.296182	3.233214	-24.74%	21,721
2013	7.003845	4.296182	-38.66%	27,918
2012	8.291697	7.003845	-15.53%	28,146
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.640197	13.149097	23.58%	14,661
2013	10.754039	10.640197	-1.06%	9,256
2012	9.284934	10.754039	15.82%	12,411
2011*	10.000000	9.284934	-7.15%	4,735
80

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.767817	3.976255	-31.06%	6,810
2013	5.009512	5.767817	15.14%	25,782
2012	5.445583	5.009512	-8.01%	8,036
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.023999	14.659996	32.98%	9,021
2013	8.355238	11.023999	31.94%	3,120
2012	8.820362	8.355238	-5.27%	0
2011*	10.000000	8.820362	-11.80%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.736079	7.423092	-4.05%	0
2013	7.844157	7.736079	-1.38%	2,145
2012	9.126074	7.844157	-14.05%	933
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
2014	5.300550	5.386279	1.62%	278
2013	6.788299	5.300550	-21.92%	145
2012	8.601065	6.788299	-21.08%	947
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.304259	3.430089	-20.31%	27,159
2013	6.167984	4.304259	-30.22%	0
2012	7.684226	6.167984	-19.73%	679
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
2014	12.529431	14.628967	16.76%	6,610
2013	10.124566	12.529431	23.75%	5,500
2012	9.285502	10.124566	9.04%	4,550
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.157072	12.085269	-0.59%	3,755
2013	10.974020	12.157072	10.78%	3,130
2012	9.528127	10.974020	15.17%	3,796
2011*	10.000000	9.528127	-4.72%	378
81

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.939193	16.096963	34.82%	23,416
2013	14.931766	11.939193	-20.04%	5,959
2012	14.960360	14.931766	-0.19%	100,535
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.041697	34.968045	34.28%	6,502
2013	14.714018	26.041697	76.99%	14,170
2012	11.129129	14.714018	32.21%	18,015
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.848050	1.173653	-36.49%	169
2013	3.639751	1.848050	-49.23%	169
2012	5.684453	3.639751	-35.97%	169
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.004824	14.938413	24.44%	13,491
2013	10.717614	12.004824	12.01%	6,489
2012	10.827258	10.717614	-1.01%	13,248
2011*	10.000000	10.827258	8.27%	18,290
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.501562	8.691102	2.23%	28,575
2013	6.657531	8.501562	27.70%	35,209
2012	5.422063	6.657531	22.79%	94,330
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
2005	14.924061	14.345009	-3.88%	39,053
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	23.056148	22.377175	-2.94%	45,066
2013	23.036585	23.056148	0.08%	55,065
2012	21.048101	23.036585	9.45%	82,191
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
2005	14.906475	15.330613	2.85%	132,249
82

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.399068	30.692369	31.17%	48,568
2013	15.350678	23.399068	52.43%	63,054
2012	11.420351	15.350678	34.42%	70,950
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
2005	8.673278	9.488486	9.40%	242,690
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.745976	3.095810	-34.77%	104,046
2013	4.960493	4.745976	-4.32%	172,283
2012	5.089993	4.960493	-2.54%	226,303
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
2005*	10.000000	8.840859	-11.59%	31,638
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.540036	29.547413	11.33%	60,308
2013	20.934393	26.540036	26.78%	58,554
2012	19.421429	20.934393	7.79%	84,421
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
2005	13.312717	13.107925	-1.54%	31,508
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.910298	20.679173	15.46%	84,517
2013	11.136225	17.910298	60.83%	135,641
2012	9.617179	11.136225	15.80%	287,772
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
2005	10.782122	10.252645	-4.91%	122,833
83

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.386616	11.481224	22.31%	59,268
2013	7.031151	9.386616	33.50%	56,924
2012	7.039135	7.031151	-0.11%	84,750
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
2005	9.374996	9.626347	2.68%	57,630
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.643555	22.236286	-19.56%	74,501
2013	22.649686	27.643555	22.05%	58,481
2012	22.376203	22.649686	1.22%	72,998
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
2005	14.019810	19.200634	36.95%	242,588
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	31.092936	21.717417	-30.15%	29,764
2013	25.389306	31.092936	22.46%	59,189
2012	25.582080	25.389306	-0.75%	69,014
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
2005	15.614496	22.890848	46.60%	237,854
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.470864	10.787550	-13.50%	44,748
2013	10.182896	12.470864	22.47%	61,809
2012	8.467607	10.182896	20.26%	97,954
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
2005	12.716325	13.369428	5.14%	311,299
84

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.843183	12.066800	11.28%	82,566
2013	8.599651	10.843183	26.09%	69,299
2012	7.091335	8.599651	21.27%	130,855
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
2005	12.971124	13.255559	2.19%	164,801
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.910093	21.178198	33.11%	113,634
2013	19.688958	15.910093	-19.19%	78,401
2012	19.337480	19.688958	1.82%	101,549
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
2005	11.862222	12.627431	6.45%	520,493
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.926026	24.546056	23.19%	97,794
2013	14.214210	19.926026	40.18%	97,108
2012	12.273316	14.214210	15.81%	107,630
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
2005	10.309163	11.275709	9.38%	198,679
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.579841	27.796077	0.78%	26,743
2013	18.449134	27.579841	49.49%	50,541
2012	15.641362	18.449134	17.95%	44,042
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
2005	14.601909	14.235823	-2.51%	168,555
85

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.128038	0.872352	-22.67%	285,104
2013	2.033734	1.128038	-44.53%	159,538
2012	2.653286	2.033734	-23.35%	87,727
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
2005	8.785848	8.826352	0.46%	52,799
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.190827	3.110611	-25.78%	156,217
2013	3.678253	4.190827	13.94%	348,870
2012	3.966867	3.678253	-7.28%	174,490
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
2005	8.699668	8.149326	-6.33%	369,368
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.427986	2.122631	-12.58%	7,810
2013	3.391233	2.427986	-28.40%	9,906
2012	4.202369	3.391233	-19.30%	27,566
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
2005	8.738896	7.933739	-9.21%	27,311
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.428711	1.149167	-19.57%	53,342
2013	2.037179	1.428711	-29.87%	74,590
2012	2.533284	2.037179	-19.58%	124,650
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
2005	4.937786	4.943186	0.11%	189,155
86

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.182305	1.966340	-9.90%	27,542
2013	3.192563	2.182305	-31.64%	17,923
2012	3.946213	3.192563	-19.10%	42,107
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
2005	8.498725	8.144778	-4.16%	115,091
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.834435	2.396852	-15.44%	176,232
2013	3.902128	2.834435	-27.36%	146,643
2012	4.755067	3.902128	-17.94%	151,447
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
2005	7.311622	7.172039	-1.91%	324,390
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.663568	11.425099	-16.38%	23,619
2013	8.860618	13.663568	54.21%	41,719
2012	7.463453	8.860618	18.72%	72,961
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
2005	10.570918	12.575856	18.97%	598,105
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.640357	28.305516	6.25%	36,233
2013	18.924236	26.640357	40.77%	43,239
2012	15.780396	18.924236	19.92%	70,150
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
2005	16.081745	15.123240	-5.96%	18,281
87

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	32.243302	35.676418	10.65%	18,337
2013	21.711604	32.243302	48.51%	40,831
2012	17.666645	21.711604	22.90%	63,451
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
2005	16.774277	18.914906	12.76%	333,479
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.671093	31.957165	35.01%	63,959
2013	13.287501	23.671093	78.15%	142,335
2012	10.022354	13.287501	32.58%	123,977
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
2005	10.272747	9.847099	-4.14%	480,769
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	24.192320	28.086229	16.10%	69,683
2013	18.179847	24.192320	33.07%	84,571
2012	15.750375	18.179847	15.42%	87,274
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
2005	12.680465	12.674459	-0.05%	243,774
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.784679	19.675578	17.22%	255,576
2013	11.396588	16.784679	47.28%	258,536
2012	9.431385	11.396588	20.84%	302,331
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
2005	11.149791	11.459012	2.77%	528,778
88

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.603080	10.296948	-18.30%	131,309
2013	23.655771	12.603080	-46.72%	158,930
2012	24.954231	23.655771	-5.20%	185,159
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
2005	16.058647	19.190145	19.50%	268,503
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.784356	23.665466	19.62%	92,142
2013	19.255033	19.784356	2.75%	95,830
2012	16.460056	19.255033	16.98%	144,366
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
2005	16.877142	17.876161	5.92%	144,859
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.557502	26.376327	7.41%	24,673
2013	18.294182	24.557502	34.24%	45,234
2012	15.849316	18.294182	15.43%	41,997
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
2005	13.290296	13.857675	4.27%	14,923
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	26.143810	26.951273	3.09%	36,496
2013	16.679760	26.143810	56.74%	52,901
2012	13.819747	16.679760	20.70%	69,993
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
2005	16.302944	16.747069	2.72%	623,100
89

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.734501	19.388206	23.22%	55,287
2013	9.434684	15.734501	66.77%	126,480
2012	7.376787	9.434684	27.90%	161,944
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
2005	11.007672	11.249719	2.20%	158,304
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.411396	20.460071	11.13%	165,568
2013	13.179800	18.411396	39.69%	161,742
2012	11.767247	13.179800	12.00%	158,833
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
2005	10.346916	10.409753	0.61%	90,507
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.747520	20.559957	9.67%	173,381
2013	13.055973	18.747520	43.59%	138,168
2012	10.806157	13.055973	20.82%	120,630
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
2005	11.162898	11.497223	2.99%	142,472
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.822256	24.155844	-2.68%	77,009
2013	18.732436	24.822256	32.51%	119,901
2012	16.329422	18.732436	14.72%	149,591
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
2005	10.769306	11.866251	10.19%	435,493
90

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.279680	20.339337	5.50%	53,566
2013	14.361773	19.279680	34.24%	65,605
2012	12.419464	14.361773	15.64%	80,055
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
2005	11.432424	12.241776	7.08%	133,756
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	21.130943	20.887846	-1.15%	34,893
2013	15.127944	21.130943	39.68%	98,718
2012	13.836552	15.127944	9.33%	87,215
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
2005	11.493338	12.065848	4.98%	224,123
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.545786	18.573146	0.15%	37,690
2013	13.135723	18.545786	41.19%	88,162
2012	11.039157	13.135723	18.99%	65,594
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
2005	11.713359	12.000006	2.45%	183,676
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.516329	6.703335	21.52%	101,336
2013	5.751255	5.516329	-4.08%	21,038
2012	6.208263	5.751255	-7.36%	65,995
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
2005*	10.000000	10.286860	2.87%	5,241
91

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	18.217047	19.854282	8.99%	59,325
2013	13.611368	18.217047	33.84%	56,317
2012	12.296454	13.611368	10.69%	70,657
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
2005	12.803422	13.050397	1.93%	108,584
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	9.103843	9.234512	1.44%	19,013
2013	7.840502	9.103843	16.11%	23,098
2012	7.564323	7.840502	3.65%	33,533
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
2005	9.008350	9.008629	0.00%	55,060
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	25.036490	30.391523	21.39%	64,035
2013	16.813384	25.036490	48.91%	67,998
2012	14.465757	16.813384	16.23%	66,305
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
2005	15.244346	16.347878	7.24%	138,779
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.879786	16.861192	21.48%	70,862
2013	12.357351	13.879786	12.32%	75,723
2012	12.363286	12.357351	-0.05%	121,719
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
2005	8.915836	9.744681	9.30%	160,983
92

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.177110	7.855421	-22.81%	17,882
2013	10.593756	10.177110	-3.93%	12,764
2012	10.634201	10.593756	-0.38%	10,478
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
2005*	10.000000	9.720048	-2.80%	11,192
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.056297	10.077274	0.21%	4,643
2013*	10.000000	10.056297	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.852083	11.037343	1.71%	7,259
2013	12.031890	10.852083	-9.81%	7,569
2012	10.326281	12.031890	16.52%	19,395
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.621951	6.22%	11,788
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.820063	12.177131	12.54%	75,958
2013	10.665032	10.820063	1.45%	11,639
2012	8.303049	10.665032	28.45%	14,466
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.440853	11.535022	0.82%	13,277
2013	9.998811	11.440853	14.42%	8,848
2012	8.896846	9.998811	12.39%	568
2011*	10.000000	8.896846	-11.03%	1,472
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.599842	6.876900	-20.03%	63,944
2013	7.870786	8.599842	9.26%	76,211
2012	7.701774	7.870786	2.19%	55,572
2011*	10.000000	7.701774	-22.98%	7,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.003913	9.783418	-2.20%	1,271
2013	9.633816	10.003913	3.84%	597
2012	9.618092	9.633816	0.16%	1,833
2011*	10.000000	9.618092	-3.82%	1,919
93

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.430186	11.991853	4.91%	0
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.358200	11.354315	9.62%	0
2013*	10.000000	10.358200	3.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.980867	10.098860	1.18%	0
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	0
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.518235	18.202660	10.20%	0
2013	12.416100	16.518235	33.04%	0
2012	11.047712	12.416100	12.39%	0
2011	10.938249	11.047712	1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.027939	16.193135	7.75%	0
2013	11.197395	15.027939	34.21%	0
2012	10.033638	11.197395	11.60%	0
2011	10.134970	10.033638	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.110985	20.060137	10.76%	0
2013	14.036512	18.110985	29.03%	0
2012	12.507859	14.036512	12.22%	0
2011	12.640868	12.507859	-1.05%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.428610	11.405072	-0.21%	0
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.039030	12.020061	-0.16%	0
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.497567	6.907338	-18.71%	0
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
94

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.127252	-8.73%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.290291	12.90%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.627262	10.398386	-2.15%	0
2013	10.437716	10.627262	1.82%	0
2012*	10.000000	10.437716	4.38%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.834176	8.34%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.240420	11.619770	3.37%	0
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.692515	13.793781	0.74%	0
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.498973	10.758425	2.47%	0
2013*	10.000000	10.498973	4.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.369233	11.771863	3.54%	0
2013*	10.000000	11.369233	13.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.255353	10.441442	1.81%	0
2013*	10.000000	10.255353	2.55%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.707973	11.866059	1.35%	0
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.824596	10.899521	0.69%	0
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0
95

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.653901	10.623331	-0.29%	0
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.753810	7.414776	9.79%	0
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.101023	13.191094	0.69%	0
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.464929	8.677746	2.51%	0
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.111140	10.139679	0.28%	0
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.051318	10.371886	3.19%	0
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.996258	10.350438	3.54%	0
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.508614	12.534942	-7.21%	0
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.792759	9.147158	-6.59%	0
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.966927	9.615221	-3.53%	0
2013*	10.000000	9.966927	-0.33%	0
96

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.719865	10.946098	2.11%	0
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.753990	12.784293	8.77%	0
2013*	10.000000	11.753990	17.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.700856	13.061320	2.84%	0
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.182396	1.82%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.725808	11.844754	1.01%	0
2013*	10.000000	11.725808	17.26%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.461903	11.435618	-0.23%	0
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.142951	14.475968	2.35%	0
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.300475	12.566085	2.16%	0
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.173911	13.509989	2.55%	0
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
97

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.003067	11.137098	1.22%	0
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.270663	10.287487	0.16%	0
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.342614	10.233243	-1.06%	0
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.722959	13.031668	2.43%	0
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.525935	13.853014	2.42%	0
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.881560	12.113078	1.95%	0
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.277470	10.558200	2.73%	0
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.607036	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.694793	-3.05%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.188467	1.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.112914	1.13%	0
98

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.299489	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.203147	2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.279596	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.107799	1.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.249896	10.286322	0.36%	0
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.314675	10.278375	-0.35%	0
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.267086	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.270423	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.198346	1.98%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.194462	9.005978	-2.05%	0
2013	9.386889	9.194462	-2.05%	0
2012	9.583885	9.386889	-2.06%	0
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.530619	9.697800	1.75%	0
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.181907	12.737069	-3.37%	0
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.963091	-10.37%	0
99

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.218786	16.419607	7.89%	0
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.319873	15.463060	7.98%	0
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	21.848675	22.264239	1.90%	0
2013	16.053605	21.848675	36.10%	0
2012	14.264417	16.053605	12.54%	0
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.946391	16.200459	1.59%	0
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.550320	17.824001	14.62%	0
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.983963	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.690814	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.372279	3.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.835144	8.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.273200	11.681579	25.97%	0
2013*	10.000000	9.273200	-7.27%	0
100

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.848455	9.694210	-1.57%	0
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.123030	9.886139	-2.34%	0
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.615909	9.550854	-0.68%	0
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.760538	10.281294	5.34%	0
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.423125	10.099576	-3.10%	0
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.371570	11.367451	-0.04%	0
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.461142	10.293285	-1.60%	0
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.497917	7.570806	-20.29%	0
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.524179	11.446481	-0.67%	0
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
101

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.854855	10.664337	-1.76%	0
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.687899	10.694782	0.06%	0
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.332174	12.469863	1.12%	0
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.892751	9.762459	-1.32%	0
2013	10.123315	9.892751	-2.28%	0
2012	9.773742	10.123315	3.58%	0
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.922124	10.004779	0.83%	0
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.738353	7.463633	-14.59%	0
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.823298	12.523229	-2.34%	0
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.133824	13.165497	0.24%	0
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
102

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.077260	9.715793	-3.59%	0
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.679317	13.708130	8.11%	0
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.467095	9.429342	-0.40%	0
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.683873	3.934140	-16.01%	0
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.157616	26.884711	27.07%	0
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.330310	15.646322	9.18%	0
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.438509	14.509263	7.97%	0
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.709605	17.304992	10.16%	0
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
103

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.245536	7.800197	-5.40%	0
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.804075	11.457012	-10.52%	0
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.012424	14.392067	10.60%	0
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.039081	18.221939	21.16%	0
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.338028	13.793242	3.41%	0
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.052036	10.847753	-9.99%	0
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.669377	14.529789	-0.95%	0
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.389450	12.526975	1.11%	0
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
104

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.953735	18.284208	14.61%	0
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.512137	11.796656	-12.70%	0
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.608950	17.079839	16.91%	0
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.192580	3.126441	-25.43%	0
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.383847	12.715580	22.46%	0
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.577540	3.810025	-31.69%	0
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.758344	14.176581	31.77%	0
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.481152	7.113147	-4.92%	0
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
105

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2014	5.125810	5.161290	0.69%	0
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.162295	3.286729	-21.04%	0
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.227733	14.146819	15.69%	0
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.864284	11.686796	-1.50%	0
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.545826	15.424883	33.60%	0
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.184423	33.509324	33.06%	0
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.787024	1.124539	-37.07%	0
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.715663	14.445977	23.30%	0
2013	10.555562	11.715663	10.99%	0
2012	10.761788	10.555562	-1.92%	0
2011*	10.000000	10.761788	7.62%	0
106

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.599986	7.698685	1.30%	0
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	20.612470	19.823141	-3.83%	0
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	20.919165	27.189977	29.98%	0
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.401004	2.844582	-35.37%	0
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.728222	26.176557	10.32%	0
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.395283	18.757613	14.41%	0
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.391452	10.170577	21.20%	0
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	24.713859	19.698279	-20.29%	0
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
107

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	27.796988	19.238066	-30.79%	0
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.148856	9.556122	-14.29%	0
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.693558	10.689274	10.27%	0
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.224155	18.761614	31.90%	0
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	17.814618	21.745462	22.07%	0
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	24.657021	24.624031	-0.13%	0
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.032540	0.791225	-23.37%	0
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.801018	2.795573	-26.45%	0
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
108

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.222559	1.925341	-13.37%	0
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.277208	1.017944	-20.30%	0
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.997635	1.783549	-10.72%	0
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.533963	2.123238	-16.21%	0
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.215344	10.121078	-17.14%	0
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	23.817266	25.075514	5.28%	0
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	28.825873	31.604666	9.64%	0
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.161832	28.309689	33.78%	0
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
109

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	21.629001	24.881835	15.04%	0
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.005619	17.429990	16.16%	0
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.266619	9.121007	-19.04%	0
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	17.687358	20.964627	18.53%	0
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	21.955371	23.366747	6.43%	0
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.372581	23.875006	2.15%	0
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.066572	17.175191	22.10%	0
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.854102	18.558972	10.12%	0
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
110

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.161609	18.649382	8.67%	0
2013	12.061218	17.161609	42.29%	0
2012	10.074748	12.061218	19.72%	0
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.722880	21.911383	-3.57%	0
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.648711	18.449183	4.54%	0
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.343689	18.947000	-2.05%	0
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.976804	16.847001	-0.76%	0
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.115626	6.159837	20.41%	0
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.286388	17.588505	8.00%	0
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.138836	8.180485	0.51%	0
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
111

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.383101	26.923310	20.28%	0
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.409186	14.937556	20.37%	0
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.437825	7.218409	-23.52%	0
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.043705	9.973025	-0.70%	0
2013*	10.000000	10.043705	0.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.590702	10.673421	0.78%	0
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.557224	5.57%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.559343	11.775562	11.52%	0
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.165289	11.154684	-0.09%	0
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.392511	6.649872	-20.76%	0
2013	7.751617	8.392511	8.27%	0
2012	7.655066	7.751617	1.26%	0
2011*	10.000000	7.655066	-23.45%	0
112

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.762933	9.460805	-3.09%	0
2013	9.488136	9.762933	2.90%	0
2012	9.559913	9.488136	-0.75%	0
2011*	10.000000	9.559913	-4.40%	0
113

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
114

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
124

spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
125

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
126

America's marketFLEX® Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.712278	12.400694	5.88%	7,462
2013	10.190275	11.712278	14.94%	9,012
2012	9.092887	10.190275	12.07%	5,331
2011*	10.000000	9.092887	-9.07%	268
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.371171	11.473041	10.62%	85,279
2013*	10.000000	10.371171	3.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.227183	10.443159	2.11%	30,965
2013	11.304746	10.227183	-9.53%	39,299
2012	10.649990	11.304746	6.15%	56,667
2011*	10.000000	10.649990	6.50%	46,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.378583	20.438767	11.21%	62,594
2013	13.688803	18.378583	34.26%	48,160
2012	12.069015	13.688803	13.42%	57,250
2011	11.840872	12.069015	1.93%	70,531
2010	10.493978	11.840872	12.83%	73,760
2009	8.989294	10.493978	16.74%	92,609
2008	13.902389	8.989294	-35.34%	84,217
2007	14.074488	13.902389	-1.22%	118,419
2006	12.159935	14.074488	15.74%	192,225
2005	11.756563	12.159935	3.43%	100,746

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	16.720507	18.182446	8.74%	45,232
2013	12.345207	16.720507	35.44%	13,097
2012	10.961243	12.345207	12.63%	13,031
2011	10.971372	10.961243	-0.09%	10,396
2010	9.559437	10.971372	14.77%	23,683
2009	7.188079	9.559437	32.99%	20,826
2008	12.434677	7.188079	-42.19%	16,458
2007	10.393580	12.434677	19.64%	45,630
2006	10.870614	10.393580	-4.39%	79,699
2005	10.763398	10.870614	1.00%	89,757
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	20.150761	22.524456	11.78%	68,944
2013	15.475320	20.150761	30.21%	72,286
2012	13.664134	15.475320	13.26%	50,350
2011	13.683949	13.664134	-0.14%	67,142
2010	12.204817	13.683949	12.12%	90,175
2009	10.301128	12.204817	18.48%	105,185
2008	14.231919	10.301128	-27.62%	144,035
2007	15.178318	14.231919	-6.24%	146,727
2006	12.940540	15.178318	17.29%	312,472
2005	12.463283	12.940540	3.83%	170,033
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.498634	11.580419	0.71%	0
2013*	10.000000	11.498634	14.99%	15,354
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.449150	12.543775	0.76%	273,750
2013	11.007188	12.449150	13.10%	400,987
2012	10.126286	11.007188	8.70%	385,665
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.787117	7.208392	-17.97%	9,318
2013	9.906911	8.787117	-11.30%	10,119
2012	10.236918	9.906911	-3.22%	12,133
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.183265	-8.17%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.359474	13.59%	1,869

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.790477	10.655107	-1.25%	3,313
2013	10.501527	10.790477	2.75%	3,745
2012*	10.000000	10.501527	5.02%	1,033,315
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.900598	9.01%	46,630
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.517849	12.015972	4.32%	20,723
2013	10.102230	11.517849	14.01%	18,366
2012	9.105894	10.102230	10.94%	53,590
2011*	10.000000	9.105894	-8.94%	46,937
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.158974	14.394762	1.67%	167,589
2013	11.572744	14.158974	22.35%	170,507
2012	10.151217	11.572744	14.00%	104,806
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.563343	10.923850	3.41%	49,942
2013*	10.000000	10.563343	5.63%	17,529
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.438882	11.952814	4.49%	18,618
2013*	10.000000	11.438882	14.39%	195,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.268198	10.550579	2.75%	0
2013*	10.000000	10.268198	2.68%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.490703	12.775700	2.28%	339,210
2013	10.237032	12.490703	22.01%	342,230
2012	9.108003	10.237032	12.40%	329,658
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.505523	11.691628	1.62%	140,022
2013	9.801735	11.505523	17.38%	132,419
2012	8.820814	9.801735	11.12%	210,134
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.366070	11.437598	0.63%	202,134
2013	10.437285	11.366070	8.90%	259,510
2012	9.530838	10.437285	9.51%	235,752
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.073268	7.836837	10.80%	27,677
2013	6.974960	7.073268	1.41%	42,874
2012	7.946695	6.974960	-12.23%	78,040
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.576609	14.811686	1.61%	95,373
2013	12.554432	14.576609	16.11%	94,403
2012	12.161921	12.554432	3.23%	118,334
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
2005	10.820869	12.163376	12.41%	389,481

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.114924	9.429929	3.46%	117,364
2013	9.070997	9.114924	0.48%	139,270
2012	8.977036	9.070997	1.05%	241,489
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
2005*	10.000000	10.070102	0.70%	7,604
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.173147	10.295597	1.20%	41,077
2013*	10.000000	10.173147	1.73%	60,207
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.063917	10.480297	4.14%	0
2013*	10.000000	10.063917	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.008784	10.458640	4.49%	2,124
2013*	10.000000	10.008784	0.09%	186
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.968783	13.081129	-6.35%	158,158
2013	11.293100	13.968783	23.69%	310,554
2012	9.586475	11.293100	17.80%	239,935
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.852806	9.287866	-5.73%	58,094
2013*	10.000000	9.852806	-1.47%	36,427
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.028063	9.763112	-2.64%	6,283
2013*	10.000000	10.028063	0.28%	126,979
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.984430	11.319299	3.05%	13,152
2013	10.237670	10.984430	7.29%	12,447
2012	9.478912	10.237670	8.00%	12,092
2011*	10.000000	9.478912	-5.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.826012	12.980790	9.76%	8,633
2013*	10.000000	11.826012	18.26%	195

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.014285	13.506628	3.78%	140,034
2013	10.679055	13.014285	21.87%	150,793
2012	9.336248	10.679055	14.38%	116,965
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.855043	-1.45%	98,471
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.244837	2.45%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.829350	12.059163	1.94%	11,070
2013*	10.000000	11.829350	18.29%	8,346
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.563118	11.642630	0.69%	0
2013*	10.000000	11.563118	15.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.624777	15.106685	3.30%	15,662
2013	11.426800	14.624777	27.99%	32,355
2012	9.952402	11.426800	14.81%	69
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.719491	13.113546	3.10%	346,456
2013	11.222532	12.719491	13.34%	34,884
2012	10.222686	11.222532	9.78%	27,255
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.622699	14.098606	3.49%	55,880
2013	11.366316	13.622699	19.85%	52,002
2012	10.118419	11.366316	12.33%	61,578
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.377902	11.622312	2.15%	77,400
2013	10.969180	11.377902	3.73%	121,797
2012	10.323006	10.969180	6.26%	192,253
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.283526	10.395014	1.08%	0
2013*	10.000000	10.283526	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.355564	10.340211	-0.15%	2,427
2013*	10.000000	10.355564	3.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.156354	13.599397	3.37%	85,277
2013	11.297856	13.156354	16.45%	92,527
2012	10.171398	11.297856	11.07%	55,011
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.986706	14.456561	3.36%	68,076
2013	11.385398	13.986706	22.85%	94,461
2012	10.051996	11.385398	13.27%	43,597
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.286323	12.640818	2.89%	2,660
2013	11.173512	12.286323	9.96%	2,875
2012	10.272091	11.173512	8.78%	2,792
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.531113	10.918174	3.68%	41,007
2013	10.876465	10.531113	-3.18%	27,945
2012	10.272149	10.876465	5.88%	35,306
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.667442	-3.33%	16,177
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.754273	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.250943	2.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.176465	1.76%	141,525
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.364205	3.64%	75,361

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.267261	2.67%	44,250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.344188	3.44%	21,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.171314	1.71%	237,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.262735	10.393853	1.28%	0
2013*	10.000000	10.262735	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.327599	10.385825	0.56%	0
2013*	10.000000	10.327599	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.331587	3.32%	452,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.334965	3.35%	176,861
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.262436	2.62%	81,135
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.541854	9.432129	-1.15%	2,329,613
2013	9.652863	9.541854	-1.15%	2,640,530
2012	9.765464	9.652863	-1.15%	2,800,504
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.589090	9.846943	2.69%	4,819
2013*	10.000000	9.589090	-4.11%	1,506
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.630988	13.292065	-2.49%	8,050
2013	11.389049	13.630988	19.69%	11,003
2012	9.973886	11.389049	14.19%	13,836
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.019452	-9.81%	22,180

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.737133	17.134856	8.88%	15,061
2013	11.844143	15.737133	32.87%	24,810
2012	10.317057	11.844143	14.80%	17,146
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.807727	16.136785	8.98%	25,173
2013	11.094008	14.807727	33.47%	26,542
2012	9.544369	11.094008	16.24%	14,881
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.805157	23.452491	2.84%	656
2013	16.603954	22.805157	37.35%	960
2012	14.618790	16.603954	13.58%	3,512
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.489610	16.906298	2.53%	13,772
2013	12.035125	16.489610	37.01%	22,640
2012	10.620190	12.035125	13.32%	19,766
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.080060	18.600484	15.67%	35,198
2013	11.989515	16.080060	34.12%	31,179
2012	10.425238	11.989515	15.00%	7,243
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.052957	10.53%	8,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.757963	7.58%	20,576
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.437444	4.37%	55,790
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.903224	9.03%	21,890

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.330098	11.861116	27.13%	71,604
2013*	10.000000	9.330098	-6.70%	840
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.091531	10.024752	-0.66%	132,224
2013	10.198177	10.091531	-1.05%	143,770
2012	9.965957	10.198177	2.33%	109,456
2011*	10.000000	9.965957	-0.34%	148,246
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.135718	9.989514	-1.44%	10,740
2013*	10.000000	10.135718	1.36%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.674891	9.697736	0.24%	9,326
2013*	10.000000	9.674891	-3.25%	14,762
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.900334	10.524368	6.30%	776
2013	9.637946	9.900334	2.72%	776
2012*	10.000000	9.637946	-3.62%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.572379	10.338335	-2.21%	26,600
2013	10.224786	10.572379	3.40%	12,735
2012*	10.000000	10.224786	2.25%	7,387
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.441237	11.542199	0.88%	17,802
2013*	10.000000	11.441237	14.41%	6,543
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.719310	10.644236	-0.70%	68,692
2013	10.832183	10.719310	-1.04%	81,243
2012	9.545134	10.832183	13.48%	114,940
2011*	10.000000	9.545134	-4.55%	231,715
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.821469	7.900728	-19.56%	5,743
2013	11.650081	9.821469	-15.70%	5,345
2012	11.211470	11.650081	3.91%	13,862
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.916825	11.945245	0.24%	36,604
2013	12.968663	11.916825	-8.11%	27,733
2012	11.140588	12.968663	16.41%	158,257
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.225544	11.129856	-0.85%	9,000
2013	12.154303	11.225544	-7.64%	13,324
2012	11.684694	12.154303	4.02%	29,241
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.052050	11.160777	0.98%	23,604
2013	12.228120	11.052050	-9.62%	22,561
2012	11.576295	12.228120	5.63%	43,899
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.752348	13.013212	2.05%	129,772
2013	12.213141	12.752348	4.41%	286,022
2012	10.819751	12.213141	12.88%	622,667
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.137685	10.096081	-0.41%	53,735
2013	10.279493	10.137685	-1.38%	152,178
2012	9.833932	10.279493	4.53%	220,928
2011*	10.000000	9.833932	-1.66%	24,302
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.494450	10.806099	2.97%	134,828
2013	10.839073	10.494450	-3.18%	172,012
2012	10.014102	10.839073	8.24%	305,577
2011*	10.000000	10.014102	0.14%	142,965
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.934562	10.109357	1.76%	1,891
2013*	10.000000	9.934562	-0.65%	135
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.036190	7.789020	-13.80%	23,908
2013	9.346071	9.036190	-3.32%	24,163
2012	8.467769	9.346071	10.37%	56,926
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.261208	13.069882	-1.44%	4,051
2013	11.998937	13.261208	10.52%	5,564
2012	10.492107	11.998937	14.36%	15,489
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.581147	13.738983	1.16%	77,875
2013	12.488041	13.581147	8.75%	888,191
2012	11.070022	12.488041	12.81%	192,539
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.420686	10.139276	-2.70%	1,311
2013	9.169118	10.420686	13.65%	17,354
2012	8.032787	9.169118	14.15%	25,787
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
2014	12.992395	14.175625	9.11%	7,309
2013	9.848595	12.992395	31.92%	9,790
2012	7.468545	9.848595	31.87%	17,911
2011*	10.000000	7.468545	-25.31%	6
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.700881	9.751037	0.52%	1,377
2013	8.286361	9.700881	17.07%	5,638
2012	7.727250	8.286361	7.24%	3,956
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
2014	4.843562	4.105667	-15.23%	6,405
2013	6.671202	4.843562	-27.40%	15,864
2012	8.091944	6.671202	-17.56%	22,603
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.679378	27.800560	28.24%	15,548
2013	13.022042	21.679378	66.48%	16,314
2012	9.362623	13.022042	39.09%	13,732
2011*	10.000000	9.362623	-6.37%	713

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.818483	16.327967	10.19%	68,994
2013	11.553094	14.818483	28.26%	67,868
2012	10.262459	11.553094	12.58%	15,430
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.770105	15.003863	8.96%	8,342
2013	10.844733	13.770105	26.98%	3,938
2012	9.896459	10.844733	9.58%	2,333
2011*	10.000000	9.896459	-1.04%	3,461
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.097227	17.894923	11.17%	4,677
2013	11.642635	16.097227	38.26%	12,673
2012	9.646469	11.642635	20.69%	5,982
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.526611	8.140262	-4.53%	7,747
2013	9.217846	8.526611	-7.50%	22,388
2012	8.750409	9.217846	5.34%	51,893
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.240391	11.956364	-9.70%	58,421
2013	11.011885	13.240391	20.24%	9,254
2012	9.554602	11.011885	15.25%	5,152
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.333653	14.882814	11.62%	7,991
2013	10.212736	13.333653	30.56%	12,906
2012	8.283256	10.212736	23.29%	1,897
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.410093	18.842923	22.28%	21,117
2013	11.154549	15.410093	38.15%	22,777
2012	9.611633	11.154549	16.05%	9,786
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.667217	14.263563	4.36%	35,876
2013	10.005314	13.667217	36.60%	42,380
2012	8.740898	10.005314	14.47%	7,252
2011*	10.000000	8.740898	-12.59%	1,246

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.462748	11.320551	-9.16%	14,600
2013	10.550995	12.462748	18.12%	21,783
2012	9.207002	10.550995	14.60%	23,066
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
2014	15.031372	15.025191	-0.04%	4,915
2013	10.023171	15.031372	49.97%	10,567
2012	8.466646	10.023171	18.38%	1,034
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
2014	12.811693	13.072925	2.04%	1,595
2013	8.743267	12.811693	46.53%	3,681
2012	7.194145	8.743267	21.53%	2,083
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.497018	19.080491	15.66%	38,069
2013	12.428971	16.497018	32.73%	26,024
2012	10.817934	12.428971	14.89%	60,217
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.972512	12.310832	-11.89%	16,881
2013	11.392684	13.972512	22.64%	18,445
2012	11.201005	11.392684	1.71%	14,272
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.969389	17.661987	17.99%	6,241
2013	11.504871	14.969389	30.11%	9,659
2012	10.405457	11.504871	10.57%	10,406
2011*	10.000000	10.405457	4.05%	7,074
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.296182	3.233214	-24.74%	21,721
2013	7.003845	4.296182	-38.66%	27,918
2012	8.291697	7.003845	-15.53%	28,146
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.640197	13.149097	23.58%	14,661
2013	10.754039	10.640197	-1.06%	9,256
2012	9.284934	10.754039	15.82%	12,411
2011*	10.000000	9.284934	-7.15%	4,735

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.767817	3.976255	-31.06%	6,810
2013	5.009512	5.767817	15.14%	25,782
2012	5.445583	5.009512	-8.01%	8,036
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.023999	14.659996	32.98%	9,021
2013	8.355238	11.023999	31.94%	3,120
2012	8.820362	8.355238	-5.27%	0
2011*	10.000000	8.820362	-11.80%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.736079	7.423092	-4.05%	0
2013	7.844157	7.736079	-1.38%	2,145
2012	9.126074	7.844157	-14.05%	933
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
2014	5.300550	5.386279	1.62%	278
2013	6.788299	5.300550	-21.92%	145
2012	8.601065	6.788299	-21.08%	947
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.304259	3.430089	-20.31%	27,159
2013	6.167984	4.304259	-30.22%	0
2012	7.684226	6.167984	-19.73%	679
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
2014	12.529431	14.628967	16.76%	6,610
2013	10.124566	12.529431	23.75%	5,500
2012	9.285502	10.124566	9.04%	4,550
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.157072	12.085269	-0.59%	3,755
2013	10.974020	12.157072	10.78%	3,130
2012	9.528127	10.974020	15.17%	3,796
2011*	10.000000	9.528127	-4.72%	378

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.939193	16.096963	34.82%	23,416
2013	14.931766	11.939193	-20.04%	5,959
2012	14.960360	14.931766	-0.19%	100,535
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	26.041697	34.968045	34.28%	6,502
2013	14.714018	26.041697	76.99%	14,170
2012	11.129129	14.714018	32.21%	18,015
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.848050	1.173653	-36.49%	169
2013	3.639751	1.848050	-49.23%	169
2012	5.684453	3.639751	-35.97%	169
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
2014	12.004824	14.938413	24.44%	13,491
2013	10.717614	12.004824	12.01%	6,489
2012	10.827258	10.717614	-1.01%	13,248
2011*	10.000000	10.827258	8.27%	18,290
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.501562	8.691102	2.23%	28,575
2013	6.657531	8.501562	27.70%	35,209
2012	5.422063	6.657531	22.79%	94,330
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
2005	14.924061	14.345009	-3.88%	39,053
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	23.056148	22.377175	-2.94%	45,066
2013	23.036585	23.056148	0.08%	55,065
2012	21.048101	23.036585	9.45%	82,191
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
2005	14.906475	15.330613	2.85%	132,249

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.399068	30.692369	31.17%	48,568
2013	15.350678	23.399068	52.43%	63,054
2012	11.420351	15.350678	34.42%	70,950
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
2005	8.673278	9.488486	9.40%	242,690
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.745976	3.095810	-34.77%	104,046
2013	4.960493	4.745976	-4.32%	172,283
2012	5.089993	4.960493	-2.54%	226,303
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
2005*	10.000000	8.840859	-11.59%	31,638
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.540036	29.547413	11.33%	60,308
2013	20.934393	26.540036	26.78%	58,554
2012	19.421429	20.934393	7.79%	84,421
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
2005	13.312717	13.107925	-1.54%	31,508
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.910298	20.679173	15.46%	84,517
2013	11.136225	17.910298	60.83%	135,641
2012	9.617179	11.136225	15.80%	287,772
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
2005	10.782122	10.252645	-4.91%	122,833

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.386616	11.481224	22.31%	59,268
2013	7.031151	9.386616	33.50%	56,924
2012	7.039135	7.031151	-0.11%	84,750
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
2005	9.374996	9.626347	2.68%	57,630
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.643555	22.236286	-19.56%	74,501
2013	22.649686	27.643555	22.05%	58,481
2012	22.376203	22.649686	1.22%	72,998
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
2005	14.019810	19.200634	36.95%	242,588
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	31.092936	21.717417	-30.15%	29,764
2013	25.389306	31.092936	22.46%	59,189
2012	25.582080	25.389306	-0.75%	69,014
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
2005	15.614496	22.890848	46.60%	237,854
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.470864	10.787550	-13.50%	44,748
2013	10.182896	12.470864	22.47%	61,809
2012	8.467607	10.182896	20.26%	97,954
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
2005	12.716325	13.369428	5.14%	311,299

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.843183	12.066800	11.28%	82,566
2013	8.599651	10.843183	26.09%	69,299
2012	7.091335	8.599651	21.27%	130,855
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
2005	12.971124	13.255559	2.19%	164,801
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.910093	21.178198	33.11%	113,634
2013	19.688958	15.910093	-19.19%	78,401
2012	19.337480	19.688958	1.82%	101,549
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
2005	11.862222	12.627431	6.45%	520,493
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.926026	24.546056	23.19%	97,794
2013	14.214210	19.926026	40.18%	97,108
2012	12.273316	14.214210	15.81%	107,630
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
2005	10.309163	11.275709	9.38%	198,679
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.579841	27.796077	0.78%	26,743
2013	18.449134	27.579841	49.49%	50,541
2012	15.641362	18.449134	17.95%	44,042
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
2005	14.601909	14.235823	-2.51%	168,555

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.128038	0.872352	-22.67%	285,104
2013	2.033734	1.128038	-44.53%	159,538
2012	2.653286	2.033734	-23.35%	87,727
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
2005	8.785848	8.826352	0.46%	52,799
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.190827	3.110611	-25.78%	156,217
2013	3.678253	4.190827	13.94%	348,870
2012	3.966867	3.678253	-7.28%	174,490
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
2005	8.699668	8.149326	-6.33%	369,368
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.427986	2.122631	-12.58%	7,810
2013	3.391233	2.427986	-28.40%	9,906
2012	4.202369	3.391233	-19.30%	27,566
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
2005	8.738896	7.933739	-9.21%	27,311
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.428711	1.149167	-19.57%	53,342
2013	2.037179	1.428711	-29.87%	74,590
2012	2.533284	2.037179	-19.58%	124,650
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
2005	4.937786	4.943186	0.11%	189,155

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.182305	1.966340	-9.90%	27,542
2013	3.192563	2.182305	-31.64%	17,923
2012	3.946213	3.192563	-19.10%	42,107
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
2005	8.498725	8.144778	-4.16%	115,091
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.834435	2.396852	-15.44%	176,232
2013	3.902128	2.834435	-27.36%	146,643
2012	4.755067	3.902128	-17.94%	151,447
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
2005	7.311622	7.172039	-1.91%	324,390
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.663568	11.425099	-16.38%	23,619
2013	8.860618	13.663568	54.21%	41,719
2012	7.463453	8.860618	18.72%	72,961
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
2005	10.570918	12.575856	18.97%	598,105
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.640357	28.305516	6.25%	36,233
2013	18.924236	26.640357	40.77%	43,239
2012	15.780396	18.924236	19.92%	70,150
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
2005	16.081745	15.123240	-5.96%	18,281

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	32.243302	35.676418	10.65%	18,337
2013	21.711604	32.243302	48.51%	40,831
2012	17.666645	21.711604	22.90%	63,451
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
2005	16.774277	18.914906	12.76%	333,479
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.671093	31.957165	35.01%	63,959
2013	13.287501	23.671093	78.15%	142,335
2012	10.022354	13.287501	32.58%	123,977
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
2005	10.272747	9.847099	-4.14%	480,769
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	24.192320	28.086229	16.10%	69,683
2013	18.179847	24.192320	33.07%	84,571
2012	15.750375	18.179847	15.42%	87,274
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
2005	12.680465	12.674459	-0.05%	243,774
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.784679	19.675578	17.22%	255,576
2013	11.396588	16.784679	47.28%	258,536
2012	9.431385	11.396588	20.84%	302,331
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
2005	11.149791	11.459012	2.77%	528,778

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.603080	10.296948	-18.30%	131,309
2013	23.655771	12.603080	-46.72%	158,930
2012	24.954231	23.655771	-5.20%	185,159
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
2005	16.058647	19.190145	19.50%	268,503
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.784356	23.665466	19.62%	92,142
2013	19.255033	19.784356	2.75%	95,830
2012	16.460056	19.255033	16.98%	144,366
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
2005	16.877142	17.876161	5.92%	144,859
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.557502	26.376327	7.41%	24,673
2013	18.294182	24.557502	34.24%	45,234
2012	15.849316	18.294182	15.43%	41,997
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
2005	13.290296	13.857675	4.27%	14,923
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	26.143810	26.951273	3.09%	36,496
2013	16.679760	26.143810	56.74%	52,901
2012	13.819747	16.679760	20.70%	69,993
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
2005	16.302944	16.747069	2.72%	623,100

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.734501	19.388206	23.22%	55,287
2013	9.434684	15.734501	66.77%	126,480
2012	7.376787	9.434684	27.90%	161,944
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
2005	11.007672	11.249719	2.20%	158,304
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.411396	20.460071	11.13%	165,568
2013	13.179800	18.411396	39.69%	161,742
2012	11.767247	13.179800	12.00%	158,833
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
2005	10.346916	10.409753	0.61%	90,507
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.747520	20.559957	9.67%	173,381
2013	13.055973	18.747520	43.59%	138,168
2012	10.806157	13.055973	20.82%	120,630
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
2005	11.162898	11.497223	2.99%	142,472
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.822256	24.155844	-2.68%	77,009
2013	18.732436	24.822256	32.51%	119,901
2012	16.329422	18.732436	14.72%	149,591
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
2005	10.769306	11.866251	10.19%	435,493

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.279680	20.339337	5.50%	53,566
2013	14.361773	19.279680	34.24%	65,605
2012	12.419464	14.361773	15.64%	80,055
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
2005	11.432424	12.241776	7.08%	133,756
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	21.130943	20.887846	-1.15%	34,893
2013	15.127944	21.130943	39.68%	98,718
2012	13.836552	15.127944	9.33%	87,215
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
2005	11.493338	12.065848	4.98%	224,123
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.545786	18.573146	0.15%	37,690
2013	13.135723	18.545786	41.19%	88,162
2012	11.039157	13.135723	18.99%	65,594
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
2005	11.713359	12.000006	2.45%	183,676
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.516329	6.703335	21.52%	101,336
2013	5.751255	5.516329	-4.08%	21,038
2012	6.208263	5.751255	-7.36%	65,995
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
2005*	10.000000	10.286860	2.87%	5,241

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	18.217047	19.854282	8.99%	59,325
2013	13.611368	18.217047	33.84%	56,317
2012	12.296454	13.611368	10.69%	70,657
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
2005	12.803422	13.050397	1.93%	108,584
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	9.103843	9.234512	1.44%	19,013
2013	7.840502	9.103843	16.11%	23,098
2012	7.564323	7.840502	3.65%	33,533
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
2005	9.008350	9.008629	0.00%	55,060
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	25.036490	30.391523	21.39%	64,035
2013	16.813384	25.036490	48.91%	67,998
2012	14.465757	16.813384	16.23%	66,305
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
2005	15.244346	16.347878	7.24%	138,779
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.879786	16.861192	21.48%	70,862
2013	12.357351	13.879786	12.32%	75,723
2012	12.363286	12.357351	-0.05%	121,719
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
2005	8.915836	9.744681	9.30%	160,983

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.177110	7.855421	-22.81%	17,882
2013	10.593756	10.177110	-3.93%	12,764
2012	10.634201	10.593756	-0.38%	10,478
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
2005*	10.000000	9.720048	-2.80%	11,192
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.056297	10.077274	0.21%	4,643
2013*	10.000000	10.056297	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.852083	11.037343	1.71%	7,259
2013	12.031890	10.852083	-9.81%	7,569
2012	10.326281	12.031890	16.52%	19,395
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.621951	6.22%	11,788
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.820063	12.177131	12.54%	75,958
2013	10.665032	10.820063	1.45%	11,639
2012	8.303049	10.665032	28.45%	14,466
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.440853	11.535022	0.82%	13,277
2013	9.998811	11.440853	14.42%	8,848
2012	8.896846	9.998811	12.39%	568
2011*	10.000000	8.896846	-11.03%	1,472
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.599842	6.876900	-20.03%	63,944
2013	7.870786	8.599842	9.26%	76,211
2012	7.701774	7.870786	2.19%	55,572
2011*	10.000000	7.701774	-22.98%	7,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	10.003913	9.783418	-2.20%	1,271
2013	9.633816	10.003913	3.84%	597
2012	9.618092	9.633816	0.16%	1,833
2011*	10.000000	9.618092	-3.82%	1,919

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.270337	20.308117	11.15%	0
2013	13.615058	18.270337	34.19%	0
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
2009	8.958991	10.453309	16.68%	0
2008	13.862563	8.958991	-35.37%	0
2007	14.041315	13.862563	-1.27%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	16.622112	18.066305	8.69%	0
2013	12.278761	16.622112	35.37%	0
2012	10.907782	12.278761	12.57%	0
2011	10.923374	10.907782	-0.14%	0
2010	9.522410	10.923374	14.71%	0
2009	7.163856	9.522410	32.92%	0
2008	12.399057	7.163856	-42.22%	0
2007	10.369081	12.399057	19.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	20.032170	22.380577	11.72%	53
2013	15.392029	20.032170	30.15%	58
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
2009	10.266426	12.157553	18.42%	0
2008	14.191172	10.266426	-27.66%	0
2007	15.142551	14.191172	-6.28%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.180164	-8.20%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.355632	13.56%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.781380	10.640740	-1.30%	0
2013	10.497991	10.781380	2.70%	0
2012*	10.000000	10.497991	4.98%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.896909	8.97%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	377
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.446089	12.723622	2.23%	0
2013	10.205617	12.446089	21.95%	0
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
2009	6.330757	8.719577	37.73%	0
2008	11.259340	6.330757	-43.77%	0
2007	10.017197	11.259340	12.40%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.466778	11.646371	1.57%	0
2013	9.773676	11.466778	17.32%	0
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
2009	6.166612	8.273470	34.17%	0
2008	10.786735	6.166612	-42.83%	0
2007*	10.000000	10.786735	7.87%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.325457	11.390966	0.58%	0
2013	10.405243	11.325457	8.84%	0
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
2009	7.265091	8.798833	21.11%	0
2008	10.515873	7.265091	-30.91%	0
2007	10.020480	10.515873	4.94%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
2009	9.724054	9.221686	-5.17%	0
2008*	10.000000	9.724054	-2.76%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
2009	9.486967	11.931420	25.77%	0
2008	16.202664	9.486967	-41.45%	0
2007	13.361348	16.202664	21.27%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
2009	8.740212	8.351761	-4.44%	0
2008	10.883986	8.740212	-19.70%	0
2007	10.609979	10.883986	2.58%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.063219	10.474270	4.08%	0
2013*	10.000000	10.063219	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	0
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.822016	12.969840	9.71%	0
2013*	10.000000	11.822016	18.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.851622	-1.48%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.241373	2.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.664087	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.750972	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.247471	2.47%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.263715	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.167793	1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.331382	3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	0
2009*	10.000000	9.993387	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.016324	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.751163	23.385136	2.79%	0
2013	16.573022	22.751163	37.28%	0
2012	14.598956	16.573022	13.52%	0
2011	15.428468	14.598956	-5.38%	0
2010	12.313417	15.428468	25.30%	0
2009*	10.000000	12.313417	23.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.433834	4.34%	102
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.899442	8.99%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.326948	11.851136	27.06%	0
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.892547	10.510759	6.25%	0
2013	9.635244	9.892547	2.67%	0
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.437371	11.532453	0.83%	65
2013*	10.000000	11.437371	14.37%	71
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.019448	7.770648	-13.85%	0
2013	9.333480	9.019448	-3.36%	0
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	81
2010*	10.000000	11.210706	12.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.650220	27.749137	28.17%	0
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.510837	8.121093	-4.58%	0
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	15.011129	14.997356	-0.09%	59
2013	10.014733	15.011129	49.89%	64
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.466494	19.035550	15.60%	99
2013	12.412240	16.466494	32.66%	108
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.290381	3.227211	-24.78%	0
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.512544	14.601877	16.70%	0
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	0
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	661
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
2009	6.588331	6.285678	-4.59%	0
2008	11.334200	6.588331	-41.87%	0
2007	15.733378	11.334200	-27.96%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	52
2009	13.197264	20.270061	53.59%	0
2008	24.464344	13.197264	-46.06%	0
2007	18.484588	24.464344	32.35%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.254371	30.487155	31.10%	66
2013	15.263468	23.254371	52.35%	142
2012	11.361235	15.263468	34.35%	125
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
2009	8.130899	9.506614	16.92%	0
2008	9.328264	8.130899	-12.84%	1,026
2007	9.043848	9.328264	3.14%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	751
2011	5.500918	5.073916	-7.76%	626
2010	5.153870	5.500918	6.73%	839
2009	4.675853	5.153870	10.22%	0
2008	9.284319	4.675853	-49.64%	0
2007	7.172823	9.284319	29.44%	653
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	161
2010	14.834363	17.189380	15.88%	0
2009	12.604756	14.834363	17.69%	0
2008	16.653142	12.604756	-24.31%	0
2007	15.175220	16.653142	9.74%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
2009	5.339803	7.220869	35.23%	0
2008	14.117428	5.339803	-62.18%	0
2007	13.212848	14.117428	6.85%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.328624	11.404513	22.25%	314
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	154
2009	4.618050	7.840799	69.79%	1,288
2008	9.369286	4.618050	-50.71%	0
2007	9.726583	9.369286	-3.67%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.472789	22.087723	-19.60%	60
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	110
2009	14.867343	20.344094	36.84%	0
2008	27.885164	14.867343	-46.68%	0
2007	21.187933	27.885164	31.61%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.900757	21.572235	-30.19%	49
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	92
2009	14.209778	22.802431	60.47%	0
2008	33.923830	14.209778	-58.11%	0
2007	25.046295	33.923830	35.44%	179
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
2009	8.503599	11.396763	34.02%	0
2008	19.067745	8.503599	-55.40%	0
2007	17.070849	19.067745	11.70%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.776154	11.986155	11.23%	0
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	289
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
2009	6.281603	7.427709	18.25%	0
2008	12.237487	6.281603	-48.67%	0
2007	15.255405	12.237487	-19.78%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
2009	18.703974	12.650723	-32.36%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.802944	24.382111	23.12%	0
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
2009	9.086641	11.190349	23.15%	0
2008	12.239726	9.086641	-25.76%	0
2007	11.685201	12.239726	4.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.409531	27.610460	0.73%	0
2013	18.344477	27.409531	49.42%	120
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
2009	9.144938	14.985318	63.86%	0
2008	16.791433	9.144938	-45.54%	0
2007	15.396889	16.791433	9.06%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
2009	9.739732	5.326082	-45.32%	0
2008	6.129054	9.739732	58.91%	0
2007	6.816618	6.129054	-10.09%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
2009	5.654255	6.670820	17.98%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
2009	9.686963	6.194293	-36.06%	0
2008	7.293959	9.686963	32.81%	0
2007	7.532534	7.293959	-3.17%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
2009	6.159487	3.646530	-40.80%	0
2008	4.211645	6.159487	46.25%	0
2007	4.805210	4.211645	-12.35%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
2009	9.078851	6.022583	-33.66%	0
2008	7.369353	9.078851	23.20%	0
2007	7.079292	7.369353	4.10%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
2009	8.963217	6.415889	-28.42%	0
2008	6.515049	8.963217	37.58%	0
2007	6.540418	6.515049	-0.39%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
2009	7.570191	9.250023	22.19%	0
2008	11.431910	7.570191	-33.78%	0
2007	13.035547	11.431910	-12.30%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.475721	28.116368	6.20%	0
2013	18.816797	26.475721	40.70%	62
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	131
2009	8.915038	12.042777	35.08%	0
2008	17.725656	8.915038	-49.71%	0
2007	18.409341	17.725656	-3.71%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
2009	9.407450	14.164399	50.57%	0
2008	21.083022	9.407450	-55.38%	0
2007	20.599737	21.083022	2.35%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
2009	3.490605	7.511567	115.19%	0
2008	12.894214	3.490605	-72.93%	0
2007	10.180435	12.894214	26.66%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
2009	8.829332	13.259645	50.18%	0
2008	15.385245	8.829332	-42.61%	0
2007	13.217333	15.385245	16.40%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	255
2010	8.106560	9.608482	18.53%	0
2009	6.055059	8.106560	33.88%	0
2008	13.462436	6.055059	-55.02%	0
2007	13.475153	13.462436	-0.09%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.525183	10.228120	-18.34%	115
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	274
2011	33.129362	24.825150	-25.07%	342
2010	24.284651	33.129362	36.42%	520
2009	16.469936	24.284651	47.45%	0
2008	27.134912	16.469936	-39.30%	0
2007	22.974171	27.134912	18.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
2009	10.614428	13.136654	23.76%	0
2008	18.409660	10.614428	-42.34%	0
2007	23.039529	18.409660	-20.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
2009	8.602400	12.257915	42.49%	0
2008	12.985418	8.602400	-33.75%	0
2007	15.039131	12.985418	-13.66%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
2009	8.833458	11.634709	31.71%	0
2008	18.384494	8.833458	-51.95%	0
2007	19.953695	18.384494	-7.86%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
2009	4.313483	6.238110	44.62%	0
2008	13.637384	4.313483	-68.37%	0
2007	13.719816	13.637384	-0.60%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
2009	6.674510	9.709475	45.47%	0
2008	11.226873	6.674510	-40.55%	0
2007	10.831865	11.226873	3.65%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
2009	6.333586	9.464940	49.44%	0
2008	12.485516	6.333586	-49.27%	0
2007	13.354778	12.485516	-6.51%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.701318	24.025990	-2.73%	66
2013	18.650595	24.701318	32.44%	72
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
2009	8.165829	12.651779	54.94%	0
2008	12.943839	8.165829	-36.91%	0
2007	12.080768	12.943839	7.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
2009	7.407386	11.362160	53.39%	0
2008	13.300613	7.407386	-44.31%	0
2007	14.148800	13.300613	-5.99%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
2009	8.217685	10.877164	32.36%	0
2008	12.663756	8.217685	-35.11%	0
2007	12.832314	12.663756	-1.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	152
2010	9.943753	12.290379	23.60%	0
2009	6.202409	9.943753	60.32%	0
2008	11.110933	6.202409	-44.18%	0
2007	14.121727	11.110933	-21.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
2009	8.339403	6.934349	-16.85%	0
2008	7.995872	8.339403	4.30%	0
2007	9.082590	7.995872	-11.96%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	182
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
2009	8.012911	12.318763	53.74%	0
2008	14.857272	8.012911	-46.07%	0
2007	13.624486	14.857272	9.05%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
2009	6.185896	7.864728	27.14%	0
2008	11.454160	6.185896	-45.99%	0
2007	10.614801	11.454160	7.91%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.881753	30.188422	21.33%	124
2013	16.717909	24.881753	48.83%	139
2012	14.390919	16.717909	16.17%	74
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
2009	11.521032	13.361786	15.98%	0
2008	15.602096	11.521032	-26.16%	0
2007	17.307666	15.602096	-9.85%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.794131	16.748678	21.42%	107
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	256
2010	10.137199	10.704842	5.60%	0
2009	9.016379	10.137199	12.43%	0
2008	12.958396	9.016379	-30.42%	0
2007	11.621574	12.958396	11.50%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	568
2011	11.139483	10.600667	-4.84%	708
2010	11.944618	11.139483	-6.74%	950
2009	11.340526	11.944618	5.33%	0
2008	13.078833	11.340526	-13.29%	0
2007	11.207805	13.078833	16.69%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.618363	6.18%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.990430	9.765292	-2.25%	0
2013	9.625701	9.990430	3.79%	0
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.664976	12.331880	5.72%	0
2013	10.164540	11.664976	14.76%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.369017	11.453237	10.46%	0
2013*	10.000000	10.369017	3.69%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.185882	10.385210	1.96%	0
2013	11.276206	10.185882	-9.67%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.055769	20.049305	11.04%	0
2013	13.468770	18.055769	34.06%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	16.426817	17.835980	8.58%	0
2013	12.146782	16.426817	35.24%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.796880	22.095322	11.61%	0
2013	15.226637	19.796880	30.01%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.486974	11.551118	0.56%	0
2013*	10.000000	11.486974	14.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.380118	12.455283	0.61%	0
2013	10.962778	12.380118	12.93%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.738354	7.157503	-18.09%	0
2013	9.866911	8.738354	-11.44%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.173940	-8.26%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.347961	13.48%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.763210	10.612050	-1.40%	0
2013	10.490905	10.763210	2.60%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.889543	8.90%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.471329	11.949285	4.17%	0
2013	10.076709	11.471329	13.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.080442	14.293203	1.51%	0
2013	11.526031	14.080442	22.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.552634	10.896211	3.26%	0
2013*	10.000000	10.552634	5.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.427293	11.922581	4.33%	0
2013*	10.000000	11.427293	14.27%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.266063	10.532375	2.59%	0
2013*	10.000000	10.266063	2.66%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.357240	12.620011	2.13%	0
2013	10.143028	12.357240	21.83%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.389589	11.556262	1.46%	0
2013	9.717705	11.389589	17.20%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.244583	11.298176	0.48%	0
2013	10.341408	11.244583	8.73%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.019225	7.765163	10.63%	0
2013	6.932180	7.019225	1.26%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.320610	14.529476	1.46%	0
2013	12.352684	14.320610	15.93%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.003634	9.300660	3.30%	0
2013	8.973856	9.003634	0.33%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.162822	10.269533	1.05%	0
2013*	10.000000	10.162822	1.63%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.061822	10.462216	3.98%	0
2013*	10.000000	10.061822	0.62%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.006707	10.440597	4.34%	0
2013*	10.000000	10.006707	0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.891334	12.988838	-6.50%	0
2013	11.247528	13.891334	23.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.842810	9.264351	-5.88%	0
2013*	10.000000	9.842810	-1.57%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.017882	9.738397	-2.79%	0
2013*	10.000000	10.017882	0.18%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.940083	11.256491	2.89%	0
2013	10.211821	10.940083	7.13%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.814026	12.947947	9.60%	0
2013*	10.000000	11.814026	18.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.961714	13.431656	3.63%	0
2013	10.652066	12.961714	21.68%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.844790	-1.55%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.234446	2.34%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.812109	12.023307	1.79%	0
2013*	10.000000	11.812109	18.12%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.546258	11.608009	0.53%	0
2013*	10.000000	11.546258	15.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.543660	15.000094	3.14%	0
2013	11.380678	14.543660	27.79%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.648935	13.021013	2.94%	0
2013	11.177244	12.648935	13.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.547128	13.999116	3.34%	0
2013	11.320429	13.547128	19.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.314793	11.540318	1.99%	0
2013	10.924922	11.314793	3.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.281392	10.377084	0.93%	0
2013*	10.000000	10.281392	2.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.353417	10.322382	-0.30%	0
2013*	10.000000	10.353417	3.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.083386	13.503459	3.21%	0
2013	11.252261	13.083386	16.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.909139	14.354570	3.20%	0
2013	11.339453	13.909139	22.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.218184	12.551643	2.73%	0
2013	11.128422	12.218184	9.79%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.488581	10.857570	3.52%	0
2013	10.849003	10.488581	-3.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.657381	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.744364	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.240544	2.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.165886	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.353432	3.53%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.256589	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.333432	3.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.160740	1.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.260604	10.375923	1.12%	0
2013*	10.000000	10.260604	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.325448	10.367902	0.41%	0
2013*	10.000000	10.325448	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.320853	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.324221	3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.251759	2.52%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.483279	9.359994	-1.30%	0
2013	9.608180	9.483279	-1.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.579360	9.822020	2.53%	0
2013*	10.000000	9.579360	-4.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.555384	13.198274	-2.63%	0
2013	11.343089	13.555384	19.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.010075	-9.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.649872	17.013978	8.72%	0
2013	11.796353	15.649872	32.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.725598	16.022938	8.81%	0
2013	11.049228	14.725598	33.27%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.643503	23.250904	2.68%	0
2013	16.511294	22.643503	37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.398143	16.787005	2.37%	0
2013	11.986550	16.398143	36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.990866	18.469249	15.50%	0
2013	11.941110	15.990866	33.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.041477	10.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.746788	7.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.426599	4.27%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.891881	8.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.320631	11.831126	26.93%	0
2013*	10.000000	9.320631	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.050757	9.969091	-0.81%	0
2013	10.172416	10.050757	-1.20%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.133609	9.972277	-1.59%	0
2013*	10.000000	10.133609	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.665078	9.673183	0.08%	0
2013*	10.000000	9.665078	-3.35%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.877002	10.483634	6.14%	0
2013	9.629844	9.877002	2.57%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.547459	10.298324	-2.36%	0
2013	10.216182	10.547459	3.24%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.429641	11.513000	0.73%	0
2013*	10.000000	11.429641	14.30%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.676027	10.585173	-0.85%	0
2013	10.804833	10.676027	-1.19%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.766999	7.844966	-19.68%	0
2013	11.603089	9.766999	-15.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.850718	11.860952	0.09%	0
2013	12.916318	11.850718	-8.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.163130	11.051177	-1.00%	0
2013	12.105108	11.163130	-7.78%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.990732	11.082014	0.83%	0
2013	12.178769	10.990732	-9.75%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.681611	12.921387	1.89%	0
2013	12.163857	12.681611	4.26%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.096613	10.039923	-0.56%	0
2013	10.253413	10.096613	-1.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.452058	10.746116	2.81%	0
2013	10.811694	10.452058	-3.33%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.932495	10.091923	1.61%	0
2013*	10.000000	9.932495	-0.68%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.986037	7.734014	-13.93%	0
2013	9.308329	8.986037	-3.46%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.187488	12.977502	-1.59%	0
2013	11.950369	13.187488	10.35%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.505845	13.642078	1.01%	0
2013	12.437665	13.505845	8.59%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.362874	10.067717	-2.85%	0
2013	9.132098	10.362874	13.48%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.939904	14.096953	8.94%	0
2013	9.823700	12.939904	31.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.661646	9.696850	0.36%	0
2013	8.265391	9.661646	16.89%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.816677	4.076674	-15.36%	0
2013	6.644260	4.816677	-27.51%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.591897	27.646400	28.04%	0
2013	12.989174	21.591897	66.23%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.736287	16.212766	10.02%	0
2013	11.506461	14.736287	28.07%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.714494	14.920607	8.79%	0
2013	10.817345	13.714494	26.78%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.032209	17.795602	11.00%	0
2013	11.613220	16.032209	38.05%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.479290	8.082798	-4.68%	0
2013	9.180619	8.479290	-7.64%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.166938	11.871978	-9.83%	0
2013	10.967443	13.166938	20.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.279769	14.800181	11.45%	0
2013	10.186922	13.279769	30.36%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.347869	18.738373	22.09%	0
2013	11.126368	15.347869	37.94%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.612014	14.184392	4.20%	0
2013	9.980032	13.612014	36.39%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.393579	11.240638	-9.30%	0
2013	10.508390	12.393579	17.94%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.970654	14.941789	-0.19%	0
2013	9.997838	14.970654	49.74%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.740626	12.980684	1.88%	0
2013	8.707968	12.740626	46.31%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.405574	18.945940	15.48%	0
2013	12.378836	16.405574	32.53%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.894998	12.223932	-12.03%	0
2013	11.346688	13.894998	22.46%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.908921	17.563944	17.81%	0
2013	11.475799	14.908921	29.92%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.278798	3.215226	-24.86%	0
2013	6.986137	4.278798	-38.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.597205	13.076115	23.39%	0
2013	10.726870	10.597205	-1.21%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.735781	3.948154	-31.17%	0
2013	4.989251	5.735781	14.96%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.979447	14.578609	32.78%	0
2013	8.334096	10.979447	31.74%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.693164	7.370727	-4.19%	0
2013	7.812498	7.693164	-1.53%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.271133	5.348259	1.46%	0
2013	6.760893	5.271133	-22.03%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.280365	3.405872	-20.43%	0
2013	6.143075	4.280365	-30.32%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.478831	14.547798	16.58%	0
2013	10.098990	12.478831	23.57%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.107968	12.018187	-0.74%	0
2013	10.946304	12.107968	10.61%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.872978	15.983402	34.62%	0
2013	14.871520	11.872978	-20.16%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.897385	34.721549	34.07%	0
2013	14.654676	25.897385	76.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.837770	1.165343	-36.59%	0
2013	3.625020	1.837770	-49.30%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.956336	14.855535	24.25%	0
2013	10.690541	11.956336	11.84%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.344796	8.517890	2.07%	0
2013	6.544691	8.344796	27.50%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.631299	21.931476	-3.09%	0
2013	22.646466	22.631299	-0.07%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.967859	30.081092	30.97%	0
2013	15.090662	22.967859	52.20%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.686850	3.052588	-34.87%	0
2013	4.906143	4.686850	-4.47%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.051073	28.959040	11.16%	0
2013	20.579918	26.051073	26.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.649380	20.346998	15.28%	0
2013	10.990645	17.649380	60.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.213596	11.252499	22.13%	0
2013	6.912026	9.213596	33.30%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.134126	21.793314	-19.68%	0
2013	22.266067	27.134126	21.86%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.519811	21.284667	-30.26%	0
2013	24.959179	30.519811	22.28%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.241022	10.572653	-13.63%	0
2013	10.010406	12.241022	22.28%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.643282	11.826384	11.12%	0
2013	8.453929	10.643282	25.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.616928	20.756411	32.91%	0
2013	19.355537	15.616928	-19.32%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.558931	24.057329	23.00%	0
2013	13.973522	19.558931	39.97%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.071635	27.242481	0.63%	0
2013	18.136665	27.071635	49.26%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.111597	0.858337	-22.78%	0
2013	2.007134	1.111597	-44.62%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.123441	3.055946	-25.89%	0
2013	3.624609	4.123441	13.76%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.392629	2.088551	-12.71%	0
2013	3.346926	2.392629	-28.51%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.402385	1.126281	-19.69%	0
2013	2.002675	1.402385	-29.97%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.150496	1.934732	-10.03%	0
2013	3.150817	2.150496	-31.75%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.782169	2.349075	-15.57%	0
2013	3.836014	2.782169	-27.47%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.411760	11.197517	-16.51%	0
2013	8.710523	13.411760	53.97%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.149427	27.741737	6.09%	0
2013	18.603708	26.149427	40.56%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.648996	34.965664	10.48%	0
2013	21.343765	31.648996	48.28%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.234813	31.320610	34.80%	0
2013	13.062385	23.234813	77.88%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.746666	27.527037	15.92%	0
2013	17.872041	23.746666	32.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.475328	19.283644	17.05%	0
2013	11.203526	16.475328	47.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.370712	10.091727	-18.42%	0
2013	23.255002	12.370712	-46.80%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.419726	23.194095	19.44%	0
2013	18.928892	19.419726	2.59%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.105046	25.851070	7.24%	0
2013	17.984391	24.105046	34.03%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.661897	26.414315	2.93%	0
2013	16.397153	25.661897	56.50%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.444478	19.001957	23.03%	0
2013	9.274833	15.444478	66.52%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.143218	20.131458	10.96%	0
2013	13.007546	18.143218	39.48%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.474387	20.229672	9.50%	0
2013	12.885294	18.474387	43.38%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.460741	23.767890	-2.83%	0
2013	18.487649	24.460741	32.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.998784	20.012583	5.34%	0
2013	14.174025	18.998784	34.04%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.823167	20.552373	-1.30%	0
2013	14.930229	20.823167	39.47%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.275603	18.274772	0.00%	0
2013	12.963996	18.275603	40.97%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.447682	6.609886	21.33%	0
2013	5.688314	5.447682	-4.23%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.881371	19.458872	8.82%	0
2013	13.380846	17.881371	33.63%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.936057	9.050564	1.28%	0
2013	7.707691	8.936057	15.94%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.575081	29.786174	21.20%	0
2013	16.528565	24.575081	48.68%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.624132	16.525534	21.30%	0
2013	12.148169	13.624132	12.15%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.050472	7.745889	-22.93%	0
2013	10.477829	10.050472	-4.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.054208	10.059893	0.06%	0
2013*	10.000000	10.054208	0.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.808238	10.976065	1.55%	0
2013	12.001509	10.808238	-9.94%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.611181	6.11%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.776335	12.109521	12.37%	0
2013	10.638076	10.776335	1.30%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.394627	11.470976	0.67%	0
2013	9.973547	11.394627	14.25%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.565055	6.838661	-20.16%	0
2013	7.850862	8.565055	9.10%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.963500	9.729106	-2.35%	0
2013	9.609477	9.963500	3.68%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.649238	12.309002	5.66%	31,529
2013	10.155967	11.649238	14.70%	9,441
2012	9.080673	10.155967	11.84%	7,923
2011*	10.000000	9.080673	-9.19%	2,174
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.368299	11.446637	10.40%	64,974
2013*	10.000000	10.368299	3.68%	4,219
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.172136	10.365942	1.91%	46,608
2013	11.266692	10.172136	-9.71%	64,838
2012	10.635707	11.266692	5.93%	148,840
2011*	10.000000	10.635707	6.36%	143,500
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.949406	19.921103	10.98%	71,263
2013	13.396209	17.949406	33.99%	87,376
2012	11.835043	13.396209	13.19%	120,128
2011	11.634815	11.835043	1.72%	149,095
2010	10.332243	11.634815	12.61%	179,160
2009	8.868693	10.332243	16.50%	86,092
2008	13.743742	8.868693	-35.47%	114,725
2007	13.942251	13.743742	-1.42%	174,448
2006	12.070024	13.942251	15.51%	210,526
2005	11.693221	12.070024	3.22%	139,535
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	16.329925	17.721812	8.52%	8,207
2013	12.081254	16.329925	35.17%	5,335
2012	10.748680	12.081254	12.40%	6,006
2011	10.780374	10.748680	-0.29%	7,482
2010	9.412039	10.780374	14.54%	10,425
2009	7.091594	9.412039	32.72%	16,735
2008	12.292706	7.091594	-42.31%	17,707
2007	10.295849	12.292706	19.39%	35,420
2006	10.790198	10.295849	-4.58%	42,694
2005	10.705374	10.790198	0.79%	79,691
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.680095	21.953860	11.55%	250,591
2013	15.144479	19.680095	29.95%	154,610
2012	13.399187	15.144479	13.03%	143,284
2011	13.445770	13.399187	-0.35%	177,467
2010	12.016661	13.445770	11.89%	186,020
2009	10.162884	12.016661	18.24%	74,356
2008	14.069448	10.162884	-27.77%	126,398
2007	15.035640	14.069448	-6.43%	133,897
2006	12.844803	15.035640	17.06%	305,772
2005	12.396088	12.844803	3.62%	141,680

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.483091	11.541366	0.51%	13,795
2013*	10.000000	11.483091	14.83%	29,129
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.357151	12.425875	0.56%	385,955
2013	10.947986	12.357151	12.87%	401,296
2012	10.092277	10.947986	8.48%	417,888
2011	10.616570	10.092277	-4.94%	663,272
2010*	10.000000	10.616570	6.17%	593,731
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.722165	7.140613	-18.13%	6,215
2013	9.853624	8.722165	-11.48%	9,631
2012	10.202558	9.853624	-3.42%	16,654
2011	11.839799	10.202558	-13.83%	86,651
2010*	10.000000	11.839799	18.40%	8,317
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.170836	-8.29%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.344123	13.44%	10,774
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.754133	10.597732	-1.45%	4,163
2013	10.487375	10.754133	2.54%	34,614
2012*	10.000000	10.487375	4.87%	905,681
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.885861	8.86%	3,018
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.455855	11.927120	4.11%	4,705
2013	10.068210	11.455855	13.78%	7,617
2012	9.093664	10.068210	10.72%	6,151
2011*	10.000000	9.093664	-9.06%	2,205
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.054314	14.259458	1.46%	60,727
2013	11.510477	14.054314	22.10%	53,927
2012	10.117116	11.510477	13.77%	23,112
2011	10.415884	10.117116	-2.87%	18,537
2010*	10.000000	10.415884	4.16%	12,329
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.549057	10.886999	3.20%	191,797
2013*	10.000000	10.549057	5.49%	53,034

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.423430	11.912527	4.28%	25,093
2013*	10.000000	11.423430	14.23%	25,965
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.265348	10.526309	2.54%	0
2013*	10.000000	10.265348	2.65%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.313012	12.568470	2.07%	197,498
2013	10.111848	12.313012	21.77%	215,197
2012	9.014905	10.111848	12.17%	198,280
2011	9.857685	9.014905	-8.55%	246,821
2010	8.678920	9.857685	13.58%	314,558
2009	6.310818	8.678920	37.52%	185,297
2008	11.240982	6.310818	-43.86%	485,752
2007	10.016154	11.240982	12.23%	354,671
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.351151	11.511416	1.41%	81,779
2013	9.689821	11.351151	17.15%	94,045
2012	8.737829	9.689821	10.90%	160,024
2011	9.246495	8.737829	-5.50%	197,631
2010	8.239965	9.246495	12.22%	196,851
2009	6.150978	8.239965	33.96%	101,094
2008	10.775787	6.150978	-42.92%	101,129
2007*	10.000000	10.775787	7.76%	98,317
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.204371	11.252072	0.43%	112,618
2013	10.309647	11.204371	8.68%	117,678
2012	9.433417	10.309647	9.29%	129,393
2011	9.588806	9.433417	-1.62%	126,768
2010	8.757821	9.588806	9.49%	166,248
2009	7.242222	8.757821	20.93%	409,033
2008	10.498727	7.242222	-31.02%	40,132
2007	10.019438	10.498727	4.78%	25,583
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.001261	7.741365	10.57%	41,274
2013	6.917951	7.001261	1.20%	63,775
2012	7.897775	6.917951	-12.41%	68,962
2011	8.761522	7.897775	-9.86%	208,687
2010	9.206958	8.761522	-4.84%	143,752
2009	9.723284	9.206958	-5.31%	439,877
2008*	10.000000	9.723284	-2.77%	98,720

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.236180	14.436493	1.41%	106,806
2013	12.286081	14.236180	15.87%	191,898
2012	11.926153	12.286081	3.02%	216,125
2011	12.938091	11.926153	-7.82%	158,696
2010	11.793201	12.938091	9.71%	205,133
2009	9.391313	11.793201	25.58%	319,393
2008	16.063746	9.391313	-41.54%	349,752
2007	13.267041	16.063746	21.08%	445,336
2006	12.073431	13.267041	9.89%	353,725
2005	10.762550	12.073431	12.18%	409,110
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.966812	9.257923	3.25%	109,205
2013	8.941679	8.966812	0.28%	140,804
2012	8.867046	8.941679	0.84%	176,975
2011	8.694157	8.867046	1.99%	135,698
2010	8.300016	8.694157	4.75%	151,039
2009	8.699284	8.300016	-4.59%	94,901
2008	10.849506	8.699284	-19.82%	428,750
2007	10.592554	10.849506	2.43%	182,525
2006	10.068368	10.592554	5.21%	256,448
2005*	10.000000	10.068368	0.68%	26,996
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.159376	10.260852	1.00%	41,412
2013*	10.000000	10.159376	1.59%	66,984
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.061122	10.456189	3.93%	1,216
2013*	10.000000	10.061122	0.61%	1,216
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.006008	10.434574	4.28%	4,855
2013*	10.000000	10.006008	0.06%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.865564	12.958176	-6.54%	284,862
2013	11.232347	13.865564	23.44%	404,175
2012	9.554275	11.232347	17.56%	385,343
2011	10.436849	9.554275	-8.46%	531,142
2010*	10.000000	10.436849	4.37%	386,450
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.839484	9.256522	-5.92%	41,597
2013*	10.000000	9.839484	-1.61%	14,291
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.014494	9.730170	-2.84%	4,164
2013*	10.000000	10.014494	0.14%	193,523

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.925284	11.235582	2.84%	17,299
2013	10.203186	10.925284	7.08%	14,161
2012	9.466183	10.203186	7.79%	1,477
2011*	10.000000	9.466183	-5.34%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.810020	12.937018	9.54%	7,806
2013*	10.000000	11.810020	18.10%	3,219
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.944228	13.406742	3.57%	245,590
2013	10.643092	12.944228	21.62%	286,627
2012	9.323701	10.643092	14.15%	87,184
2011*	10.000000	9.323701	-6.76%	3,516
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.841374	-1.59%	67,619
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.230975	2.31%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.806346	12.011364	1.74%	1,118
2013*	10.000000	11.806346	18.06%	1,297
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.540625	11.596463	0.48%	187
2013*	10.000000	11.540625	15.41%	187
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.516693	14.964704	3.09%	62,735
2013	11.365322	14.516693	27.73%	98,897
2012	9.918968	11.365322	14.58%	1,822
2011	10.739455	9.918968	-7.64%	3,408
2010*	10.000000	10.739455	7.39%	34,319
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.625506	12.990313	2.89%	253,600
2013	11.162187	12.625506	13.11%	46,375
2012	10.188370	11.162187	9.56%	53,315
2011	10.468310	10.188370	-2.67%	56,665
2010*	10.000000	10.468310	4.68%	48,896
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.522016	13.966085	3.28%	15,977
2013	11.305177	13.522016	19.61%	94,371
2012	10.084439	11.305177	12.11%	100,937
2011	10.587185	10.084439	-4.75%	28,856
2010*	10.000000	10.587185	5.87%	1,368

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.293820	11.513093	1.94%	100,422
2013	10.910192	11.293820	3.52%	65,190
2012	10.288360	10.910192	6.04%	131,249
2011	10.283741	10.288360	0.04%	164,801
2010*	10.000000	10.283741	2.84%	114,295
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.280679	10.371109	0.88%	0
2013*	10.000000	10.280679	2.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.352694	10.316430	-0.35%	2,375
2013*	10.000000	10.352694	3.53%	584
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.059116	13.471578	3.16%	297,109
2013	11.237085	13.059116	16.21%	514,426
2012	10.137246	11.237085	10.85%	51,363
2011	10.521103	10.137246	-3.65%	43,142
2010*	10.000000	10.521103	5.21%	68,122
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.883338	14.320688	3.15%	35,883
2013	11.324155	13.883338	22.60%	388,413
2012	10.018229	11.324155	13.04%	12,434
2011	10.652701	10.018229	-5.96%	26,163
2010*	10.000000	10.652701	6.53%	33,385
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.195539	12.522038	2.68%	265,102
2013	11.113422	12.195539	9.74%	100,620
2012	10.237614	11.113422	8.55%	30,693
2011	10.405550	10.237614	-1.61%	21,907
2010*	10.000000	10.405550	4.06%	30,713
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.474420	10.837430	3.47%	79,723
2013	10.839850	10.474420	-3.37%	70,977
2012	10.258365	10.839850	5.67%	72,160
2011*	10.000000	10.258365	2.58%	66,793
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.654029	-3.46%	7,264
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.741076	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.237076	2.37%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.162358	1.62%	138,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.349838	3.50%	147,324
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.253031	2.53%	20,818
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.329850	3.30%	4,476
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.157218	1.57%	218,632
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.259891	10.369952	1.07%	528
2013*	10.000000	10.259891	2.60%	1,163
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.324733	10.361931	0.36%	472
2013*	10.000000	10.324733	3.25%	472
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.317276	3.17%	481,876
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.320640	3.21%	213,359
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.248209	2.48%	269,829
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.463812	9.336057	-1.35%	4,159,227
2013	9.593322	9.463812	-1.35%	3,476,179
2012	9.724967	9.593322	-1.35%	4,443,107
2011	9.857671	9.724967	-1.35%	6,484,607
2010	9.992555	9.857671	-1.35%	9,184,696
2009*	10.000000	9.992555	-0.07%	11,755,810
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.576120	9.813725	2.48%	17,364
2013*	10.000000	9.576120	-4.24%	15,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.530258	13.167135	-2.68%	26,701
2013	11.327794	13.530258	19.44%	41,166
2012	9.940386	11.327794	13.96%	46,075
2011	11.149106	9.940386	-10.84%	53,481
2010*	10.000000	11.149106	11.49%	40,045

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.006941	-9.93%	63,283
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.620854	16.973837	8.66%	8,657
2013	11.780445	15.620854	32.60%	15,276
2012	10.282419	11.780445	14.57%	17,698
2011	10.771012	10.282419	-4.54%	16,730
2010*	10.000000	10.771012	7.71%	5,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.698291	15.985121	8.75%	17,554
2013	11.034327	14.698291	33.21%	24,232
2012	9.512311	11.034327	16.00%	17,090
2011	10.267793	9.512311	-7.36%	9,301
2010*	10.000000	10.267793	2.68%	11,205
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.589823	23.184030	2.63%	7,403
2013	16.480495	22.589823	37.07%	9,064
2012	14.539578	16.480495	13.35%	12,085
2011	15.389032	14.539578	-5.52%	14,478
2010	12.300585	15.389032	25.11%	24,742
2009*	10.000000	12.300585	23.01%	26,134
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.367750	16.747403	2.32%	27,609
2013	11.970380	16.367750	36.74%	32,356
2012	10.584520	11.970380	13.09%	35,942
2011	11.228881	10.584520	-5.74%	83,275
2010*	10.000000	11.228881	12.29%	71,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.961212	18.425660	15.44%	65,804
2013	11.925006	15.961212	33.85%	63,328
2012	10.390213	11.925006	14.77%	44,092
2011	10.782418	10.390213	-3.64%	44,525
2010*	10.000000	10.782418	7.82%	9,994
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.037641	10.38%	24,234
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.743065	7.43%	37,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.422985	4.23%	108,251
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.888099	8.88%	32,188

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.317470	11.821126	26.87%	55,959
2013*	10.000000	9.317470	-6.83%	2,072
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.037191	9.950603	-0.86%	103,465
2013	10.163839	10.037191	-1.25%	50,869
2012	9.952586	10.163839	2.12%	126,490
2011*	10.000000	9.952586	-0.47%	122,180
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.132905	9.966531	-1.64%	18,556
2013*	10.000000	10.132905	1.33%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.661802	9.665003	0.03%	25,339
2013*	10.000000	9.661802	-3.38%	29,068
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.869210	10.470045	6.09%	706
2013	9.627132	9.869210	2.51%	706
2012*	10.000000	9.627132	-3.73%	706
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.539136	10.284974	-2.41%	12,661
2013	10.213300	10.539136	3.19%	87,177
2012*	10.000000	10.213300	2.13%	76,237
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.425777	11.503274	0.68%	5,302
2013*	10.000000	11.425777	14.26%	10,740
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.661596	10.565506	-0.90%	126,289
2013	10.795695	10.661596	-1.24%	124,378
2012	9.532319	10.795695	13.25%	114,413
2011*	10.000000	9.532319	-4.68%	42,129
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.748899	7.826466	-19.72%	7,983
2013	11.587452	9.748899	-15.87%	9,666
2012	11.173846	11.587452	3.70%	34,514
2011	12.250608	11.173846	-8.79%	80,376
2010*	10.000000	12.250608	22.51%	108,788

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.828743	11.832952	0.04%	31,112
2013	12.898906	11.828743	-8.30%	44,574
2012	11.103180	12.898906	16.17%	106,520
2011	10.596604	11.103180	4.78%	177,521
2010*	10.000000	10.596604	5.97%	69,836
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.142384	11.025047	-1.05%	12,977
2013	12.088734	11.142384	-7.83%	28,011
2012	11.645283	12.088734	3.81%	49,022
2011	10.887853	11.645283	6.96%	90,983
2010*	10.000000	10.887853	8.88%	16,857
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.970349	11.055853	0.78%	48,191
2013	12.162342	10.970349	-9.80%	63,566
2012	11.537431	12.162342	5.42%	84,246
2011	10.883442	11.537431	6.01%	223,616
2010*	10.000000	10.883442	8.83%	123,151
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.658096	12.890887	1.84%	284,303
2013	12.147453	12.658096	4.20%	851,199
2012	10.783433	12.147453	12.65%	1,187,911
2011	10.588198	10.783433	1.84%	897,760
2010*	10.000000	10.588198	5.88%	195,593
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.082945	10.021256	-0.61%	109,364
2013	10.244714	10.082945	-1.58%	169,270
2012	9.820581	10.244714	4.32%	239,450
2011*	10.000000	9.820581	-1.79%	125,664
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.437944	10.726161	2.76%	180,664
2013	10.802571	10.437944	-3.38%	477,612
2012	10.000665	10.802571	8.02%	399,048
2011*	10.000000	10.000665	0.01%	291,760
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.931805	10.086102	1.55%	14,562
2013*	10.000000	9.931805	-0.68%	1,877
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.969373	7.715766	-13.98%	15,752
2013	9.295776	8.969373	-3.51%	25,948
2012	8.439323	9.295776	10.15%	49,783
2011	11.199430	8.439323	-24.65%	157,722
2010*	10.000000	11.199430	11.99%	264,781

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.162966	12.946811	-1.64%	12,197
2013	11.934189	13.162966	10.30%	12,509
2012	10.456700	11.934189	14.13%	19,584
2011	10.819136	10.456700	-3.35%	79,443
2010*	10.000000	10.819136	8.19%	87,068
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.480771	13.609857	0.96%	66,212
2013	12.420875	13.480771	8.53%	1,284,898
2012	11.032851	12.420875	12.58%	873,176
2011	10.884729	11.032851	1.36%	130,048
2010*	10.000000	10.884729	8.85%	132,685
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.343644	10.043948	-2.90%	11,325
2013	9.119770	10.343644	13.42%	106,529
2012	8.005799	9.119770	13.91%	139,689
2011	11.116211	8.005799	-27.98%	55,980
2010*	10.000000	11.116211	11.16%	245,033
ProFunds - ProFund VP Banks - Q/NQ
2014	12.922414	14.070770	8.89%	9,575
2013	9.815393	12.922414	31.65%	57,150
2012	7.458492	9.815393	31.60%	36,332
2011*	10.000000	7.458492	-25.42%	2,564
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.648614	9.678865	0.31%	9,124
2013	8.258412	9.648614	16.83%	57,300
2012	7.716845	8.258412	7.02%	66,195
2011*	10.000000	7.716845	-22.83%	24,909
ProFunds - ProFund VP Bear - Q/NQ
2014	4.807742	4.067046	-15.41%	5,390
2013	6.635304	4.807742	-27.54%	10,590
2012	8.064772	6.635304	-17.72%	33,739
2011	8.972055	8.064772	-10.11%	29,432
2010*	10.000000	8.972055	-10.28%	17,515
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.562740	27.595099	27.98%	67,228
2013	12.978206	21.562740	66.15%	64,761
2012	9.350050	12.978206	38.80%	28,220
2011*	10.000000	9.350050	-6.50%	456

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.708963	16.174509	9.96%	64,920
2013	11.490936	14.708963	28.00%	70,139
2012	10.227987	11.490936	12.35%	37,539
2011	10.367575	10.227987	-1.35%	85,031
2010*	10.000000	10.367575	3.68%	98,454
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.695961	14.892899	8.74%	16,011
2013	10.808204	13.695961	26.72%	5,950
2012	9.883162	10.808204	9.36%	2,413
2011*	10.000000	9.883162	-1.17%	1,701
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.010558	17.762558	10.94%	24,091
2013	11.603404	16.010558	37.98%	43,483
2012	9.633501	11.603404	20.45%	11,630
2011*	10.000000	9.633501	-3.66%	1,177
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.463547	8.063695	-4.72%	96,755
2013	9.168228	8.463547	-7.69%	103,298
2012	8.721003	9.168228	5.13%	93,666
2011	11.009495	8.721003	-20.79%	49,675
2010*	10.000000	11.009495	10.09%	243,272
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.142511	11.843948	-9.88%	20,360
2013	10.952637	13.142511	19.99%	38,147
2012	9.522501	10.952637	15.02%	43,780
2011	10.593908	9.522501	-10.11%	740
2010*	10.000000	10.593908	5.94%	2,348
ProFunds - ProFund VP Financials - Q/NQ
2014	13.261845	14.772733	11.39%	11,822
2013	10.178320	13.261845	30.30%	21,979
2012	8.272110	10.178320	23.04%	7,955
2011*	10.000000	8.272110	-17.28%	6,324
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.327164	18.703632	22.03%	72,555
2013	11.116988	15.327164	37.87%	59,058
2012	9.598728	11.116988	15.82%	21,478
2011*	10.000000	9.598728	-4.01%	4,655
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.593628	14.158057	4.15%	34,538
2013	9.971598	13.593628	36.32%	54,509
2012	8.729148	9.971598	14.23%	14,697
2011*	10.000000	8.729148	-12.71%	15,304

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.370613	11.214119	-9.35%	37,551
2013	10.494221	12.370613	17.88%	83,610
2012	9.176067	10.494221	14.37%	55,846
2011	10.858477	9.176067	-15.49%	115,848
2010*	10.000000	10.858477	8.58%	98,572
ProFunds - ProFund VP Internet - Q/NQ
2014	14.950460	14.914057	-0.24%	6,831
2013	9.989410	14.950460	49.66%	11,797
2012	8.455268	9.989410	18.14%	5,577
2011*	10.000000	8.455268	-15.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.716987	12.950036	1.83%	7,246
2013	8.696221	12.716987	46.24%	91,807
2012	7.169975	8.696221	21.29%	24,082
2011	8.922057	7.169975	-19.64%	4,364
2010*	10.000000	8.922057	-10.78%	54,355
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.375161	18.901250	15.43%	43,260
2013	12.362144	16.375161	32.46%	32,718
2012	10.781629	12.362144	14.66%	36,813
2011	10.772108	10.781629	0.09%	20,609
2010*	10.000000	10.772108	7.72%	31,088
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.869226	12.195074	-12.07%	43,895
2013	11.331388	13.869226	22.40%	62,026
2012	11.163392	11.331388	1.50%	119,162
2011	11.067262	11.163392	0.87%	93,912
2010*	10.000000	11.067262	10.67%	261,839
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.888796	17.531364	17.75%	36,888
2013	11.466109	14.888796	29.85%	37,487
2012	10.391483	11.466109	10.34%	5,089
2011*	10.000000	10.391483	3.91%	165,638
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.273023	3.209262	-24.89%	73,762
2013	6.980231	4.273023	-38.78%	83,996
2012	8.280552	6.980231	-15.70%	45,179
2011*	10.000000	8.280552	-17.19%	28,560
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.582871	13.051817	23.33%	51,967
2013	10.717802	10.582871	-1.26%	34,108
2012	9.272456	10.717802	15.59%	92,688
2011*	10.000000	9.272456	-7.28%	3,537

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.725146	3.938838	-31.20%	30,127
2013	4.982517	5.725146	14.90%	76,224
2012	5.427262	4.982517	-8.19%	8,123
2011	8.802449	5.427262	-38.34%	3,225
2010*	10.000000	8.802449	-11.98%	22,952
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.964608	14.551547	32.71%	75,862
2013	8.327059	10.964608	31.67%	9,688
2012	8.808511	8.327059	-5.47%	0
2011*	10.000000	8.808511	-11.91%	41
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.678892	7.353324	-4.24%	646
2013	7.801952	7.678892	-1.58%	2,530
2012	9.095429	7.801952	-14.22%	16,438
2011	8.331420	9.095429	9.17%	9,295
2010*	10.000000	8.331420	-16.69%	8,083
ProFunds - ProFund VP Short International - Q/NQ
2014	5.261337	5.335620	1.41%	295
2013	6.751759	5.261337	-22.07%	201
2012	8.572179	6.751759	-21.24%	248
2011	8.535360	8.572179	0.43%	5,279
2010*	10.000000	8.535360	-14.65%	103
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.272418	3.397823	-20.47%	6,082
2013	6.134776	4.272418	-30.36%	512
2012	7.658418	6.134776	-19.89%	512
2011	8.671412	7.658418	-11.68%	756
2010*	10.000000	8.671412	-13.29%	17,107
ProFunds - ProFund VP Technology - Q/NQ
2014	12.461989	14.520812	16.52%	14,339
2013	10.090459	12.461989	23.50%	29,869
2012	9.273028	10.090459	8.82%	22,394
2011*	10.000000	9.273028	-7.27%	14,841
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.091618	11.995866	-0.79%	7,399
2013	10.937064	12.091618	10.56%	3,280
2012	9.515324	10.937064	14.94%	8,883
2011*	10.000000	9.515324	-4.85%	262

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.850942	15.945653	34.55%	20,349
2013	14.851444	11.850942	-20.20%	34,510
2012	14.910130	14.851444	-0.39%	18,754
2011	10.531310	14.910130	41.58%	23,714
2010*	10.000000	10.531310	5.31%	47,813
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.849393	34.639668	34.01%	11,066
2013	14.634924	25.849393	76.63%	7,660
2012	11.091766	14.634924	31.94%	15,687
2011	11.379167	11.091766	-2.53%	57,072
2010*	10.000000	11.379167	13.79%	11,963
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.834351	1.162587	-36.62%	5,317
2013	3.620111	1.834351	-49.33%	7,075
2012	5.665334	3.620111	-36.10%	11,096
2011	7.379190	5.665334	-23.23%	2,757
2010*	10.000000	7.379190	-26.21%	249
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.940207	14.827975	24.19%	42,951
2013	10.681530	11.940207	11.78%	1,943
2012	10.812731	10.681530	-1.21%	13,879
2011*	10.000000	10.812731	8.13%	12,824
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.293090	8.460832	2.02%	35,552
2013	6.507436	8.293090	27.44%	51,329
2012	5.310598	6.507436	22.54%	124,852
2011	6.921972	5.310598	-23.28%	25,439
2010	6.207318	6.921972	11.51%	68,281
2009	6.516117	6.207318	-4.74%	180,290
2008	11.227139	6.516117	-41.96%	317,722
2007	15.608636	11.227139	-28.07%	350,306
2006	14.222240	15.608636	9.75%	300,783
2005	14.826254	14.222240	-4.07%	77,035
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.491235	21.784692	-3.14%	43,663
2013	22.517720	22.491235	-0.12%	60,017
2012	20.615832	22.517720	9.23%	72,138
2011	25.014928	20.615832	-17.59%	100,966
2010	20.017566	25.014928	24.96%	234,919
2009	13.052709	20.017566	53.36%	190,681
2008	24.233279	13.052709	-46.14%	178,777
2007	18.337983	24.233279	32.15%	496,696
2006	15.199458	18.337983	20.65%	341,967
2005	14.808820	15.199458	2.64%	187,016

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.825753	29.879862	30.90%	96,131
2013	15.004881	22.825753	52.12%	124,016
2012	11.185768	15.004881	34.14%	158,435
2011	10.252691	11.185768	9.10%	200,617
2010	9.388232	10.252691	9.21%	108,612
2009	8.041853	9.388232	16.74%	243,333
2008	9.240154	8.041853	-12.97%	573,937
2007	8.972122	9.240154	2.99%	345,898
2006	9.407241	8.972122	-4.63%	260,144
2005	8.616406	9.407241	9.18%	487,331
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.667315	3.038326	-34.90%	212,215
2013	4.888175	4.667315	-4.52%	165,249
2012	5.025989	4.888175	-2.74%	281,175
2011	5.457213	5.025989	-7.90%	357,720
2010	5.120688	5.457213	6.57%	527,020
2009	4.652826	5.120688	10.06%	385,292
2008	9.252680	4.652826	-49.71%	361,754
2007	7.159314	9.252680	29.24%	316,147
2006	8.836535	7.159314	-18.98%	150,196
2005*	10.000000	8.836535	-11.63%	65,562
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.889963	28.765373	11.11%	57,821
2013	20.463000	25.889963	26.52%	65,102
2012	19.022684	20.463000	7.57%	124,806
2011	16.949642	19.022684	12.23%	131,122
2010	14.649693	16.949642	15.70%	90,678
2009	12.466759	14.649693	17.51%	170,668
2008	16.495886	12.466759	-24.43%	174,359
2007	15.054899	16.495886	9.57%	222,333
2006	12.995766	15.054899	15.84%	369,062
2005	13.225496	12.995766	-1.74%	28,775
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.563214	20.237403	15.23%	86,654
2013	10.942522	17.563214	60.50%	73,936
2012	9.469104	10.942522	15.56%	69,083
2011	8.798737	9.469104	7.62%	275,266
2010	7.158975	8.798737	22.90%	195,710
2009	5.302087	7.158975	35.02%	434,684
2008	14.039138	5.302087	-62.23%	924,884
2007	13.159654	14.039138	6.68%	502,972
2006	10.218277	13.159654	28.79%	521,482
2005	10.767686	10.218277	-5.10%	233,262

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.156535	11.177154	22.07%	127,716
2013	6.872698	9.156535	33.23%	67,748
2012	6.894499	6.872698	-0.32%	117,615
2011	8.368460	6.894499	-17.61%	71,359
2010	7.743086	8.368460	8.08%	278,006
2009	4.567432	7.743086	69.53%	422,603
2008	9.280739	4.567432	-50.79%	27,792
2007	9.649405	9.280739	-3.82%	25,807
2006	9.543929	9.649405	1.11%	43,901
2005	9.313517	9.543929	2.47%	108,388
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.966223	21.647465	-19.72%	99,557
2013	22.139495	26.966223	21.80%	76,005
2012	21.916625	22.139495	1.02%	115,023
2011	23.595892	21.916625	-7.12%	114,494
2010	20.090681	23.595892	17.45%	171,797
2009	14.704475	20.090681	36.63%	204,029
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463
2005	13.927922	19.036366	36.68%	353,148
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.330976	21.142227	-30.29%	61,814
2013	24.817317	30.330976	22.22%	58,646
2012	25.056593	24.817317	-0.95%	59,946
2011	28.001047	25.056593	-10.52%	87,736
2010	22.518446	28.001047	24.35%	187,433
2009	14.054130	22.518446	60.23%	188,856
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463
2005	13.927922	19.036366	36.68%	353,148
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.165219	10.501853	-13.67%	42,836
2013	9.953465	12.165219	22.22%	66,828
2012	8.293632	9.953465	20.01%	99,654
2011	9.906495	8.293632	-16.28%	54,532
2010	11.254776	9.906495	-11.98%	91,362
2009	8.410435	11.254776	33.82%	161,879
2008	18.887647	8.410435	-55.47%	385,026
2007	16.935470	18.887647	11.53%	593,136
2006	13.255018	16.935470	27.77%	662,367
2005	12.632990	13.255018	4.29%	310,817

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.577411	11.747235	11.06%	154,426
2013	8.405866	10.577411	25.83%	150,450
2012	6.945627	8.405866	21.02%	162,729
2011	8.275579	6.945627	-16.07%	157,386
2010	7.335153	8.275579	12.82%	198,140
2009	6.212769	7.335153	18.07%	351,608
2008	12.121901	6.212769	-48.75%	281,344
2007	15.134427	12.121901	-19.91%	575,102
2006	13.142136	15.134427	15.16%	445,711
2005	12.886120	13.142136	1.99%	209,812
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.520318	20.617560	32.84%	62,179
2013	19.245553	15.520318	-19.36%	51,115
2012	18.940404	19.245553	1.61%	93,417
2011	13.569658	18.940404	39.58%	153,164
2010	12.493201	13.569658	8.62%	200,607
2009	18.499165	12.493201	-32.47%	335,544
2008	12.948270	18.499165	42.87%	346,662
2007	11.961703	12.948270	8.25%	336,775
2006	12.519359	11.961703	-4.45%	196,289
2005	11.784477	12.519359	6.24%	529,406
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.437906	23.896359	22.94%	161,521
2013	13.894088	19.437906	39.90%	159,912
2012	12.021262	13.894088	15.58%	147,905
2011	11.639782	12.021262	3.28%	145,631
2010	11.051000	11.639782	5.33%	119,933
2009	8.987127	11.051000	22.96%	361,660
2008	12.124112	8.987127	-25.87%	540,675
2007	11.592511	12.124112	4.59%	509,620
2006	11.179207	11.592511	3.70%	668,172
2005	10.241595	11.179207	9.15%	527,291
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.904112	27.060177	0.58%	36,003
2013	18.033561	26.904112	49.19%	103,437
2012	15.320110	18.033561	17.71%	55,141
2011	17.631635	15.320110	-13.11%	73,716
2010	14.798663	17.631635	19.14%	234,932
2009	9.044753	14.798663	63.62%	167,871
2008	16.632848	9.044753	-45.62%	17,136
2007	15.274800	16.632848	8.89%	281,370
2006	14.114035	15.274800	8.22%	116,617
2005	14.506240	14.114035	-2.70%	136,947

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.106163	0.853701	-22.82%	273,601
2013	1.998329	1.106163	-44.65%	160,035
2012	2.612403	1.998329	-23.51%	457,849
2011	3.631214	2.612403	-28.06%	338,428
2010	5.280447	3.631214	-31.23%	404,173
2009	9.670989	5.280447	-45.40%	545,939
2008	6.095042	9.670989	58.67%	129,174
2007	6.789162	6.095042	-10.22%	166,909
2006	8.796749	6.789162	-22.82%	275,706
2005	8.774091	8.796749	0.26%	223,887
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.101211	3.037932	-25.93%	132,381
2013	3.606887	4.101211	13.71%	165,407
2012	3.897809	3.606887	-7.46%	78,377
2011	5.679973	3.897809	-31.38%	134,944
2010	6.603548	5.679973	-13.99%	279,487
2009	5.605748	6.603548	17.80%	279,586
2008	8.142354	5.605748	-31.15%	234,958
2007	8.644503	8.142354	-5.81%	319,593
2006	8.105463	8.644503	6.65%	197,131
2005	8.670351	8.105463	-6.52%	299,626
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.380921	2.077282	-12.75%	16,556
2013	3.332246	2.380921	-28.55%	16,801
2012	4.137671	3.332246	-19.47%	35,358
2011	4.526138	4.137671	-8.58%	43,940
2010	6.141242	4.526138	-26.30%	123,056
2009	9.618613	6.141242	-36.15%	44,224
2008	7.253496	9.618613	32.61%	49,609
2007	7.502198	7.253496	-3.32%	26,744
2006	7.907124	7.502198	-5.12%	285,668
2005	8.727199	7.907124	-9.40%	183,817
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.393687	1.118724	-19.73%	19,805
2013	1.991269	1.393687	-30.01%	181,471
2012	2.481227	1.991269	-19.75%	820,543
2011	2.796935	2.481227	-11.29%	543,296
2010	3.601122	2.796935	-22.33%	889,237
2009	6.092056	3.601122	-40.89%	1,128,571
2008	4.171852	6.092056	46.03%	273,662
2007	4.767072	4.171852	-12.49%	395,783
2006	4.900844	4.767072	-2.73%	915,063
2005	4.905391	4.900844	-0.09%	672,927

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.139979	1.924296	-10.08%	104,591
2013	3.137001	2.139979	-31.78%	203,231
2012	3.885430	3.137001	-19.26%	93,507
2011	4.263064	3.885430	-8.86%	163,292
2010	5.970978	4.263064	-28.60%	195,454
2009	9.014770	5.970978	-33.76%	378,623
2008	7.328454	9.014770	23.01%	129,738
2007	7.050759	7.328454	3.94%	287,406
2006	8.117436	7.050759	-13.14%	434,961
2005	8.487334	8.117436	-4.36%	261,537
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.764953	2.333364	-15.61%	215,133
2013	3.814210	2.764953	-27.51%	235,707
2012	4.657395	3.814210	-18.10%	529,974
2011	5.190397	4.657395	-10.27%	553,227
2010	6.335980	5.190397	-18.08%	760,658
2009	8.865051	6.335980	-28.53%	785,438
2008	6.453476	8.865051	37.37%	270,991
2007	6.488527	6.453476	-0.54%	249,045
2006	7.110628	6.488527	-8.75%	550,301
2005	7.263682	7.110628	-2.11%	429,074
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.328793	11.122610	-16.55%	19,304
2013	8.661027	13.328793	53.89%	26,456
2012	7.310164	8.661027	18.48%	44,587
2011	10.428826	7.310164	-29.90%	36,186
2010	9.134827	10.428826	14.17%	76,003
2009	7.487293	9.134827	22.00%	110,549
2008	11.323924	7.487293	-33.88%	281,830
2007	12.932160	11.323924	-12.44%	151,702
2006	12.468255	12.932160	3.72%	406,730
2005	10.501638	12.468255	18.73%	610,287
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.987665	27.556159	6.04%	55,102
2013	18.497978	25.987665	40.49%	62,615
2012	15.456294	18.497978	19.68%	82,485
2011	15.292486	15.456294	1.07%	73,873
2010	11.892797	15.292486	28.59%	142,532
2009	8.817402	11.892797	34.88%	84,243
2008	17.558284	8.817402	-49.78%	14,850
2007	18.263391	17.558284	-3.86%	35,727
2006	14.993829	18.263391	21.81%	183,707
2005	15.976362	14.993829	-6.15%	22,162

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.453209	34.731761	10.42%	20,051
2013	21.222461	31.453209	48.21%	24,428
2012	17.303714	21.222461	22.65%	75,441
2011	18.981191	17.303714	-8.84%	75,505
2010	13.987936	18.981191	35.70%	144,487
2009	9.304389	13.987936	50.34%	136,823
2008	20.883917	9.304389	-55.45%	293,604
2007	20.436396	20.883917	2.19%	264,346
2006	18.753081	20.436396	8.98%	295,574
2005	16.664353	18.753081	12.53%	530,619
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.090992	31.110990	34.73%	70,845
2013	12.988096	23.090992	77.79%	64,373
2012	9.816412	12.988096	32.31%	127,615
2011	10.018184	9.816412	-2.01%	100,267
2010	7.417894	10.018184	35.05%	139,841
2009	3.452313	7.417894	114.87%	408,261
2008	12.772338	3.452313	-72.97%	1,357,691
2007	10.099629	12.772338	26.46%	1,061,551
2006	9.762801	10.099629	3.45%	452,746
2005	10.205381	9.762801	-4.34%	6,390,695
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.599773	27.342905	15.86%	101,299
2013	17.770482	23.599773	32.80%	165,550
2012	15.426981	17.770482	15.19%	68,986
2011	15.305690	15.426981	0.79%	108,820
2010	13.094513	15.305690	16.89%	295,285
2009	8.732616	13.094513	49.95%	270,762
2008	15.239938	8.732616	-42.70%	126,375
2007	13.112504	15.239938	16.22%	294,278
2006	12.566017	13.112504	4.35%	241,954
2005	12.597379	12.566017	-0.25%	186,053
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.373395	19.154635	16.99%	199,483
2013	11.139842	16.373395	46.98%	243,931
2012	9.237639	11.139842	20.59%	286,906
2011	9.474397	9.237639	-2.50%	444,747
2010	8.005562	9.474397	18.35%	523,227
2009	5.988718	8.005562	33.68%	809,438
2008	13.335275	5.988718	-55.09%	576,930
2007	13.368280	13.335275	-0.25%	552,803
2006	11.360948	13.368280	17.67%	1,120,969
2005	11.076721	11.360948	2.57%	1,586,985

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.294138	10.024164	-18.46%	178,672
2013	23.122809	12.294138	-46.83%	170,183
2012	24.441583	23.122809	-5.40%	208,579
2011	32.667034	24.441583	-25.18%	263,938
2010	23.982124	32.667034	36.21%	573,444
2009	16.289533	23.982124	47.22%	530,491
2008	26.878607	16.289533	-39.40%	420,240
2007	22.792002	26.878607	17.93%	395,656
2006	19.025969	22.792002	19.79%	427,881
2005	15.953442	19.025969	19.26%	403,329
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.299564	23.038913	19.38%	97,466
2013	18.821309	19.299564	2.54%	88,045
2012	16.121972	18.821309	16.74%	165,693
2011	15.980247	16.121972	0.89%	146,072
2010	12.972986	15.980247	23.18%	275,899
2009	10.498145	12.972986	23.57%	171,550
2008	18.235816	10.498145	-42.43%	222,260
2007	22.856894	18.235816	-20.22%	198,242
2006	17.723222	22.856894	28.97%	527,005
2005	16.766570	17.723222	5.71%	107,942
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.955913	25.678121	7.19%	36,324
2013	17.882176	23.955913	33.97%	73,652
2012	15.523844	17.882176	15.19%	45,209
2011	14.944040	15.523844	3.88%	165,522
2010	12.105270	14.944040	23.45%	155,093
2009	8.508176	12.105270	42.28%	177,432
2008	12.862770	8.508176	-33.85%	91,460
2007	14.919880	12.862770	-13.79%	39,694
2006	13.739114	14.919880	8.59%	59,618
2005	13.203201	13.739114	4.06%	27,414
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.503135	26.237599	2.88%	28,378
2013	16.303955	25.503135	56.42%	38,677
2012	13.535822	16.303955	20.45%	52,932
2011	15.624642	13.535822	-13.37%	85,244
2010	11.489750	15.624642	35.99%	133,662
2009	8.736671	11.489750	31.51%	95,148
2008	18.210843	8.736671	-52.02%	329,902
2007	19.795457	18.210843	-8.00%	200,923
2006	16.603820	19.795457	19.22%	383,949
2005	16.196139	16.603820	2.52%	199,004

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.348878	18.874777	22.97%	101,552
2013	9.222091	15.348878	66.44%	93,729
2012	7.225214	9.222091	27.64%	135,896
2011	7.624970	7.225214	-5.24%	339,671
2010	6.160339	7.624970	23.78%	419,965
2009	4.266185	6.160339	44.40%	408,161
2008	13.508521	4.266185	-68.42%	1,269,499
2007	13.610958	13.508521	-0.75%	423,223
2006	11.153413	13.610958	22.03%	529,297
2005	10.935494	11.153413	1.99%	449,981
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.054636	20.023023	10.90%	671,607
2013	12.950588	18.054636	39.41%	629,250
2012	11.586105	12.950588	11.78%	606,018
2011	11.873566	11.586105	-2.42%	544,431
2010	9.626291	11.873566	23.35%	782,840
2009	6.627388	9.626291	45.25%	422,933
2008	11.164608	6.627388	-40.64%	242,700
2007	10.788258	11.164608	3.49%	886,842
2006	10.374867	10.788258	3.98%	334,461
2005	10.333074	10.374867	0.40%	231,736
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.384106	20.120617	9.45%	291,908
2013	12.828818	18.384106	43.30%	187,118
2012	10.639728	12.828818	20.57%	247,436
2011	11.137957	10.639728	-4.47%	195,459
2010	9.383798	11.137957	18.69%	732,991
2009	6.288847	9.383798	49.21%	535,764
2008	12.416254	6.288847	-49.35%	164,139
2007	13.301012	12.416254	-6.65%	228,236
2006	11.458680	13.301012	16.08%	1,011,038
2005	11.147972	11.458680	2.79%	470,198
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.341275	23.639826	-2.88%	144,568
2013	18.406669	24.341275	32.24%	268,302
2012	16.078040	18.406669	14.48%	362,446
2011	16.405547	16.078040	-2.00%	135,659
2010	12.543337	16.405547	30.79%	502,097
2009	8.108149	12.543337	54.70%	631,163
2008	12.872015	8.108149	-37.01%	249,209
2007	12.032104	12.872015	6.98%	213,109
2006	11.826472	12.032104	1.74%	134,393
2005	10.754884	11.826472	9.96%	1,002,308

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.906055	19.904820	5.28%	86,049
2013	14.111976	18.906055	33.97%	113,119
2012	12.228238	14.111976	15.40%	131,088
2011	13.349884	12.228238	-8.40%	344,935
2010	11.264808	13.349884	18.51%	101,022
2009	7.355087	11.264808	53.16%	278,673
2008	13.226869	7.355087	-44.39%	219,801
2007	14.091855	13.226869	-6.14%	123,162
2006	12.200748	14.091855	15.50%	120,583
2005	11.417124	12.200748	6.86%	157,452
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.721502	20.441655	-1.35%	220,664
2013	14.864860	20.721502	39.40%	326,955
2012	13.623548	14.864860	9.11%	456,279
2011	13.340632	13.623548	2.12%	170,070
2010	10.783955	13.340632	23.71%	195,058
2009	8.159667	10.783955	32.16%	75,082
2008	12.593510	8.159667	-35.21%	252,196
2007	12.780643	12.593510	-1.46%	91,156
2006	12.025415	12.780643	6.28%	100,479
2005	11.477962	12.025415	4.77%	181,343
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.186284	18.176252	-0.06%	85,559
2013	12.907170	18.186284	40.90%	122,031
2012	10.869113	12.907170	18.75%	137,090
2011	12.166546	10.869113	-10.66%	169,187
2010	9.858512	12.166546	23.41%	181,440
2009	6.158600	9.858512	60.08%	127,429
2008	11.049299	6.158600	-44.26%	324,001
2007	14.064878	11.049299	-21.44%	73,462
2006	11.959779	14.064878	17.60%	173,277
2005	11.697682	11.959779	2.24%	235,320
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.424966	6.578975	21.27%	39,014
2013	5.667475	5.424966	-4.28%	18,601
2012	6.130274	5.667475	-7.55%	361,569
2011	6.490507	6.130274	-5.55%	158,091
2010	6.889785	6.490507	-5.80%	143,629
2009	8.298404	6.889785	-16.97%	167,335
2008	7.968658	8.298404	4.14%	100,202
2007	9.065510	7.968658	-12.10%	16,357
2006	10.281835	9.065510	-11.83%	586
2005*	10.000000	10.281835	2.82%	10,371

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.770734	19.328678	8.77%	137,844
2013	13.304788	17.770734	33.57%	88,062
2012	12.043926	13.304788	10.47%	123,828
2011	13.445385	12.043926	-10.42%	108,323
2010	12.165331	13.445385	10.52%	320,301
2009	7.925136	12.165331	53.50%	397,781
2008	14.716938	7.925136	-46.15%	247,647
2007	13.516426	14.716938	8.88%	369,265
2006	12.938733	13.516426	4.46%	486,905
2005	12.719528	12.938733	1.72%	192,752
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.880765	8.990013	1.23%	34,590
2013	7.663877	8.880765	15.88%	37,664
2012	7.408945	7.663877	3.44%	28,394
2011	8.773772	7.408945	-15.56%	153,649
2010	7.766743	8.773772	12.97%	263,751
2009	6.118123	7.766743	26.95%	90,604
2008	11.345955	6.118123	-46.08%	206,586
2007	10.530608	11.345955	7.74%	373,218
2006	8.931531	10.530608	17.90%	218,965
2005	8.949312	8.931531	-0.20%	100,730
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.423076	29.586952	21.14%	99,322
2013	16.434648	24.423076	48.61%	112,637
2012	14.168622	16.434648	15.99%	73,400
2011	16.158884	14.168622	-12.32%	61,150
2010	13.195373	16.158884	22.46%	138,216
2009	11.394862	13.195373	15.80%	253,288
2008	15.454732	11.394862	-26.27%	223,359
2007	17.170425	15.454732	-9.99%	42,060
2006	16.207990	17.170425	5.94%	148,019
2005	15.144445	16.207990	7.02%	130,927
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.539833	16.414966	21.23%	70,532
2013	12.079124	13.539833	12.09%	73,494
2012	12.109492	12.079124	-0.25%	138,382
2011	10.555508	12.109492	14.72%	226,238
2010	10.010971	10.555508	5.44%	242,356
2009	8.917637	10.010971	12.26%	126,942
2008	12.836004	8.917637	-30.53%	300,219
2007	11.529397	12.836004	11.33%	635,028
2006	9.661285	11.529397	19.34%	805,911
2005	8.857404	9.661285	9.08%	415,278

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.008568	7.709677	-22.97%	7,868
2013	10.439433	10.008568	-4.13%	14,342
2012	10.500587	10.439433	-0.58%	17,981
2011	11.051069	10.500587	-4.98%	17,922
2010	11.867835	11.051069	-6.88%	43,536
2009	11.284777	11.867835	5.17%	81,907
2008	13.034334	11.284777	-13.42%	99,817
2007	11.186744	13.034334	16.52%	197,734
2006	9.715300	11.186744	15.15%	215,062
2005*	10.000000	9.715300	-2.85%	24,692
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.053508	10.054109	0.01%	2,926
2013*	10.000000	10.053508	0.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.793672	10.955720	1.50%	2,174
2013	11.991401	10.793672	-9.99%	2,606
2012	10.312422	11.991401	16.28%	12,757
2011*	10.000000	10.312422	3.12%	1,314
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.607590	6.08%	9,214
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.761764	12.087033	12.31%	9,685
2013	10.629081	10.761764	1.25%	11,749
2012	8.291877	10.629081	28.19%	33,389
2011*	10.000000	8.291877	-17.08%	6,253
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.379257	11.449705	0.62%	20,424
2013	9.965137	11.379257	14.19%	20,465
2012	8.884894	9.965137	12.16%	4,456
2011*	10.000000	8.884894	-11.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.553484	6.825962	-20.20%	32,946
2013	7.844228	8.553484	9.04%	49,481
2012	7.691403	7.844228	1.99%	37,377
2011*	10.000000	7.691403	-23.09%	7,623
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.950042	9.711043	-2.40%	9,872
2013	9.601360	9.950042	3.63%	9,525
2012	9.605175	9.601360	-0.04%	4,951
2011*	10.000000	9.605175	-3.95%	4,444

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.633513	12.286152	5.61%	3,283
2013	10.147385	11.633513	14.65%	3,316
2012	9.077615	10.147385	11.78%	3,069
2011*	10.000000	9.077615	-9.22%	2,706
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.367578	11.440030	10.34%	588
2013*	10.000000	10.367578	3.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.158391	10.346678	1.85%	35,152
2013	11.257189	10.158391	-9.76%	35,414
2012	10.632139	11.257189	5.88%	33,389
2011*	10.000000	10.632139	6.32%	8,570
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.843487	19.793517	10.93%	28,813
2013	13.323911	17.843487	33.92%	28,264
2012	11.777157	13.323911	13.13%	29,836
2011	11.583765	11.777157	1.67%	33,887
2010	10.292123	11.583765	12.55%	38,497
2009	8.838738	10.292123	16.44%	27,454
2008	13.704304	8.838738	-35.50%	30,392
2007	13.909339	13.704304	-1.47%	39,531
2006	12.047622	13.909339	15.45%	53,908
2005	11.677404	12.047622	3.17%	36,325
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	16.233687	17.608417	8.47%	2,484
2013	12.016130	16.233687	35.10%	2,762
2012	10.696162	12.016130	12.34%	2,946
2011	10.733132	10.696162	-0.34%	12,428
2010	9.375532	10.733132	14.48%	14,241
2009	7.067664	9.375532	32.65%	14,364
2008	12.257449	7.067664	-42.34%	16,273
2007	10.271549	12.257449	19.33%	6,562
2006	10.770181	10.271549	-4.63%	6,767
2005	10.690907	10.770181	0.74%	21,842
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.564096	21.813395	11.50%	39,276
2013	15.062831	19.564096	29.88%	41,304
2012	13.333724	15.062831	12.97%	40,679
2011	13.386857	13.333724	-0.40%	50,605
2010	11.970085	13.386857	11.84%	63,103
2009	10.128616	11.970085	18.18%	46,895
2008	14.029121	10.128616	-27.80%	73,926
2007	15.000183	14.029121	-6.47%	69,643
2006	12.820983	15.000183	17.00%	79,620
2005	12.379346	12.820983	3.57%	85,184

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.479196	11.531598	0.46%	2,732
2013*	10.000000	11.479196	14.79%	3,216
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.334254	12.396569	0.51%	114,363
2013	10.933238	12.334254	12.81%	115,829
2012	10.083800	10.933238	8.42%	123,647
2011	10.613003	10.083800	-4.99%	138,333
2010*	10.000000	10.613003	6.13%	154,312
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.705986	7.123762	-18.17%	577
2013	9.840337	8.705986	-11.53%	577
2012	10.193979	9.840337	-3.47%	781
2011	11.835823	10.193979	-13.87%	343
2010*	10.000000	11.835823	18.36%	372
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.167721	-8.32%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.340277	13.40%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.745036	10.583387	-1.50%	200
2013	10.483822	10.745036	2.49%	3,721
2012*	10.000000	10.483822	4.84%	3,842
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.882169	8.82%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.440371	11.904951	4.06%	2,794
2013	10.059706	11.440371	13.72%	4,205
2012	9.090601	10.059706	10.66%	2,148
2011*	10.000000	9.090601	-9.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.028272	14.225810	1.41%	44,874
2013	11.494965	14.028272	22.04%	43,727
2012	10.108608	11.494965	13.71%	15,965
2011	10.412393	10.108608	-2.92%	13,153
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.545494	10.877804	3.15%	14,076
2013*	10.000000	10.545494	5.45%	13,848

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.419563	11.902445	4.23%	3,523
2013*	10.000000	11.419563	14.20%	4,228
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.264639	10.520244	2.49%	0
2013*	10.000000	10.264639	2.65%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.268928	12.517123	2.02%	11,475
2013	10.080744	12.268928	21.71%	12,811
2012	8.991737	10.080744	12.11%	15,075
2011	9.837332	8.991737	-8.60%	22,535
2010	8.665389	9.837332	13.52%	26,535
2009	6.304173	8.665389	37.45%	14,708
2008	11.234864	6.304173	-43.89%	14,033
2007	10.015807	11.234864	12.17%	3,455
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.312851	11.466768	1.36%	4,671
2013	9.662028	11.312851	17.09%	5,523
2012	8.717186	9.662028	10.84%	7,334
2011	9.229306	8.717186	-5.55%	10,570
2010	8.228813	9.229306	12.16%	11,290
2009	6.145775	8.228813	33.89%	2,242
2008	10.772142	6.145775	-42.95%	2,838
2007*	10.000000	10.772142	7.72%	2,700
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.164248	11.206086	0.37%	4,997
2013	10.277936	11.164248	8.62%	18,592
2012	9.409184	10.277936	9.23%	21,704
2011	9.569007	9.409184	-1.67%	8,171
2010	8.744167	9.569007	9.43%	8,598
2009	7.234598	8.744167	20.87%	5,448
2008	10.493010	7.234598	-31.05%	766
2007	10.019089	10.493010	4.73%	70,796
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.983358	7.717658	10.51%	8,324
2013	6.903761	6.983358	1.15%	8,554
2012	7.885576	6.903761	-12.45%	13,324
2011	8.752421	7.885576	-9.90%	13,599
2010	9.202060	8.752421	-4.89%	36,527
2009	9.723028	9.202060	-5.36%	26,876
2008*	10.000000	9.723028	-2.77%	11,764

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.152204	14.344059	1.36%	25,605
2013	12.219804	14.152204	15.81%	32,104
2012	11.867840	12.219804	2.97%	32,668
2011	12.881344	11.867840	-7.87%	47,460
2010	11.747421	12.881344	9.65%	59,241
2009	9.359609	11.747421	25.51%	115,095
2008	16.017663	9.359609	-41.57%	78,130
2007	13.235719	16.017663	21.02%	119,843
2006	12.051014	13.235719	9.83%	96,082
2005	10.747989	12.051014	12.12%	163,476
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.930108	9.215367	3.19%	7,315
2013	8.909603	8.930108	0.23%	9,072
2012	8.839735	8.909603	0.79%	16,924
2011	8.671754	8.839735	1.94%	14,960
2010	8.282826	8.671754	4.70%	15,306
2009	8.685669	8.282826	-4.64%	10,388
2008	10.838030	8.685669	-19.86%	25,560
2007	10.586745	10.838030	2.37%	45,885
2006	10.067934	10.586745	5.15%	34,325
2005*	10.000000	10.067934	0.68%	10,350
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.155942	10.252188	0.95%	9,365
2013*	10.000000	10.155942	1.56%	8,099
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.060425	10.450158	3.87%	0
2013*	10.000000	10.060425	0.60%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.005314	10.428559	4.23%	4,347
2013*	10.000000	10.005314	0.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.839838	12.927572	-6.59%	137,723
2013	11.217187	13.839838	23.38%	140,602
2012	9.546233	11.217187	17.50%	162,056
2011	10.433340	9.546233	-8.50%	212,865
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.836154	9.248700	-5.97%	0
2013*	10.000000	9.836154	-1.64%	20,655
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.011100	9.721937	-2.89%	0
2013*	10.000000	10.011100	0.11%	41,844

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.910527	11.214720	2.79%	35,820
2013	10.194575	10.910527	7.02%	26,714
2012	9.463003	10.194575	7.73%	3,716
2011*	10.000000	9.463003	-5.37%	2,540
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.806034	12.926082	9.49%	372
2013*	10.000000	11.806034	18.06%	387
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.926727	13.381820	3.52%	137,460
2013	10.634097	12.926727	21.56%	134,105
2012	9.320569	10.634097	14.09%	6,065
2011*	10.000000	9.320569	-6.79%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.837957	-1.62%	26,898
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.227508	2.28%	1,003
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.800598	11.999427	1.68%	1,983
2013*	10.000000	11.800598	18.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.535009	11.584953	0.43%	3,650
2013*	10.000000	11.535009	15.35%	3,650
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.489748	14.929348	3.03%	2,213
2013	11.349977	14.489748	27.66%	2,213
2012	9.910612	11.349977	14.52%	1,192
2011	10.735840	9.910612	-7.69%	4,729
2010*	10.000000	10.735840	7.36%	4,847
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.602071	12.959638	2.84%	31,039
2013	11.147118	12.602071	13.05%	37,520
2012	10.179790	11.147118	9.50%	942
2011	10.464787	10.179790	-2.72%	977
2010*	10.000000	10.464787	4.65%	1,014
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.496938	13.933123	3.23%	6,856
2013	11.289919	13.496938	19.55%	7,062
2012	10.075944	11.289919	12.05%	1,703
2011	10.583621	10.075944	-4.80%	2,260
2010*	10.000000	10.583621	5.84%	2,776

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.272879	11.485916	1.89%	8,297
2013	10.895478	11.272879	3.46%	8,297
2012	10.279704	10.895478	5.99%	12,114
2011	10.280290	10.279704	-0.01%	12,114
2010*	10.000000	10.280290	2.80%	13,341
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.279964	10.365133	0.83%	0
2013*	10.000000	10.279964	2.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.351978	10.310495	-0.40%	0
2013*	10.000000	10.351978	3.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.034921	13.439801	3.11%	35,360
2013	11.221944	13.034921	16.16%	50,861
2012	10.128726	11.221944	10.79%	31,740
2011	10.517582	10.128726	-3.70%	47,624
2010*	10.000000	10.517582	5.18%	47,195
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.857592	14.286885	3.10%	25,797
2013	11.308875	13.857592	22.54%	26,090
2012	10.009802	11.308875	12.98%	25,376
2011	10.649124	10.009802	-6.00%	25,080
2010*	10.000000	10.649124	6.49%	21,950
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.172893	12.492443	2.63%	17,900
2013	11.098418	12.172893	9.68%	17,404
2012	10.228996	11.098418	8.50%	17,856
2011	10.402052	10.228996	-1.66%	18,313
2010*	10.000000	10.402052	4.02%	16,221
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.460277	10.817307	3.41%	7,418
2013	10.830700	10.460277	-3.42%	6,461
2012	10.254921	10.830700	5.61%	13,764
2011*	10.000000	10.254921	2.55%	3,481
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.650678	-3.49%	3,367
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.737765	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.233613	2.34%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.158826	1.59%	35,730
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.346247	3.46%	36,436
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.249471	2.49%	1,947
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.326263	3.26%	468
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.153691	1.54%	15,479
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.259181	10.363973	1.02%	0
2013*	10.000000	10.259181	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.324016	10.355966	0.31%	0
2013*	10.000000	10.324016	3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.313695	3.14%	139,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.317046	3.17%	68,430
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.244658	2.45%	127,587
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.444386	9.312165	-1.40%	1,211,061
2013	9.578483	9.444386	-1.40%	918,746
2012	9.714855	9.578483	-1.40%	935,414
2011	9.852400	9.714855	-1.40%	1,157,693
2010	9.992278	9.852400	-1.40%	1,047,951
2009*	10.000000	9.992278	-0.08%	1,410,965
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.572867	9.805426	2.43%	11,061
2013*	10.000000	9.572867	-4.27%	1,203
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.505181	13.136062	-2.73%	5,488
2013	11.312531	13.505181	19.38%	15,787
2012	9.932038	11.312531	13.90%	6,588
2011	11.145363	9.932038	-10.89%	5,607
2010*	10.000000	11.145363	11.45%	4,972

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.003811	-9.96%	16,263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.591866	16.933739	8.61%	8,593
2013	11.764544	15.591866	32.53%	10,720
2012	10.273770	11.764544	14.51%	1,109
2011	10.767400	10.273770	-4.58%	0
2010*	10.000000	10.767400	7.67%	504
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.671027	15.947393	8.70%	8,210
2013	11.019440	14.671027	33.14%	6,292
2012	9.504308	11.019440	15.94%	3,344
2011	10.264344	9.504308	-7.40%	3,935
2010*	10.000000	10.264344	2.64%	2,833
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.536214	23.117297	2.58%	2,266
2013	16.449710	22.536214	37.00%	2,399
2012	14.519794	16.449710	13.29%	2,427
2011	15.375881	14.519794	-5.57%	4,217
2010	12.296304	15.375881	25.04%	7,186
2009*	10.000000	12.296304	22.96%	7,213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.337365	16.707833	2.27%	1,441
2013	11.954221	16.337365	36.67%	1,945
2012	10.575613	11.954221	13.04%	0
2011	11.225099	10.575613	-5.79%	519
2010*	10.000000	11.225099	12.25%	967
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.931619	18.382188	15.38%	4,770
2013	11.908926	15.931619	33.78%	7,806
2012	10.381475	11.908926	14.71%	422
2011	10.778798	10.381475	-3.69%	437
2010*	10.000000	10.778798	7.79%	649
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.033813	10.34%	7,877
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.739337	7.39%	21,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.419361	4.19%	23,439
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.884325	8.84%	4,842

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.314315	11.811143	26.81%	2,088
2013*	10.000000	9.314315	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.023642	9.932130	-0.91%	5,320
2013	10.155257	10.023642	-1.30%	25,704
2012	9.949242	10.155257	2.07%	25,896
2011*	10.000000	9.949242	-0.51%	21,280
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.132202	9.960791	-1.69%	621
2013*	10.000000	10.132202	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.658517	9.656831	-0.02%	0
2013*	10.000000	9.658517	-3.41%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.861436	10.456502	6.03%	0
2013	9.624419	9.861436	2.46%	175
2012*	10.000000	9.624419	-3.76%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.530841	10.271669	-2.46%	0
2013	10.210433	10.530841	3.14%	172
2012*	10.000000	10.210433	2.10%	722
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.421904	11.493538	0.63%	8,148
2013*	10.000000	11.421904	14.22%	3,684
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.647213	10.545900	-0.95%	5,675
2013	10.786602	10.647213	-1.29%	9,373
2012	9.529124	10.786602	13.20%	9,724
2011*	10.000000	9.529124	-4.71%	7,979
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.730801	7.807964	-19.76%	0
2013	11.571810	9.730801	-15.91%	15,324
2012	11.164446	11.571810	3.65%	13,595
2011	12.246493	11.164446	-8.84%	1,855
2010*	10.000000	12.246493	22.46%	2,434

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.806790	11.805010	-0.02%	2,790
2013	12.881498	11.806790	-8.34%	6,116
2012	11.093841	12.881498	16.11%	24,086
2011	10.593040	11.093841	4.73%	10,281
2010*	10.000000	10.593040	5.93%	16,987
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.121666	10.998967	-1.10%	964
2013	12.072371	11.121666	-7.88%	4,778
2012	11.635430	12.072371	3.76%	6,333
2011	10.884148	11.635430	6.90%	13,844
2010*	10.000000	10.884148	8.84%	381
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.949994	11.029745	0.73%	11,311
2013	12.145923	10.949994	-9.85%	16,199
2012	11.527725	12.145923	5.36%	35,315
2011	10.879786	11.527725	5.96%	41,458
2010*	10.000000	10.879786	8.80%	49,378
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.634602	12.860454	1.79%	20,288
2013	12.131058	12.634602	4.15%	58,820
2012	10.774364	12.131058	12.59%	104,503
2011	10.584645	10.774364	1.79%	86,862
2010*	10.000000	10.584645	5.85%	23,079
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.069265	10.002589	-0.66%	21,688
2013	10.236016	10.069265	-1.63%	31,412
2012	9.817229	10.236016	4.27%	35,635
2011*	10.000000	9.817229	-1.83%	7,029
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.423839	10.706236	2.71%	39,076
2013	10.793451	10.423839	-3.42%	31,506
2012	9.997303	10.793451	7.96%	54,673
2011*	10.000000	9.997303	-0.03%	31,468
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.931117	10.080290	1.50%	8,122
2013*	10.000000	9.931117	-0.69%	1,162
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.952714	7.697527	-14.02%	4,395
2013	9.283220	8.952714	-3.56%	13,054
2012	8.432217	9.283220	10.09%	2,833
2011	11.195667	8.432217	-24.68%	26,305
2010*	10.000000	11.195667	11.96%	23,168

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.138480	12.916178	-1.69%	3,584
2013	11.918044	13.138480	10.24%	3,776
2012	10.447862	11.918044	14.07%	6,808
2011	10.815454	10.447862	-3.40%	9,374
2010*	10.000000	10.815454	8.15%	15,577
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.455794	13.577754	0.91%	14,358
2013	12.404138	13.455794	8.48%	29,412
2012	11.023582	12.404138	12.52%	31,718
2011	10.881080	11.023582	1.31%	7,898
2010*	10.000000	10.881080	8.81%	2,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.324466	10.020230	-2.95%	327
2013	9.107472	10.324466	13.36%	295
2012	7.999060	9.107472	13.86%	454
2011	11.112485	7.999060	-28.02%	247
2010*	10.000000	11.112485	11.12%	1,552
ProFunds - ProFund VP Banks - Q/NQ
2014	12.904956	14.044642	8.83%	1,205
2013	9.807095	12.904956	31.59%	4,116
2012	7.455974	9.807095	31.53%	1,130
2011*	10.000000	7.455974	-25.44%	1,263
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.635579	9.660878	0.26%	0
2013	8.251443	9.635579	16.77%	293
2012	7.714247	8.251443	6.96%	950
2011*	10.000000	7.714247	-22.86%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.798813	4.057438	-15.45%	0
2013	6.626344	4.798813	-27.58%	164
2012	8.057978	6.626344	-17.77%	445
2011	8.969034	8.057978	-10.16%	230
2010*	10.000000	8.969034	-10.31%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.533664	27.543947	27.91%	6,007
2013	12.967264	21.533664	66.06%	10,191
2012	9.346898	12.967264	38.73%	2,540
2011*	10.000000	9.346898	-6.53%	626

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.681683	16.136321	9.91%	2,939
2013	11.475435	14.681683	27.94%	8,295
2012	10.219372	11.475435	12.29%	4,789
2011	10.364092	10.219372	-1.40%	9,176
2010*	10.000000	10.364092	3.64%	213
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.677465	14.865246	8.68%	3,201
2013	10.799076	13.677465	26.65%	2,718
2012	9.879843	10.799076	9.30%	0
2011*	10.000000	9.879843	-1.20%	783
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.988942	17.729593	10.89%	2,818
2013	11.593617	15.988942	37.91%	2,646
2012	9.630261	11.593617	20.39%	0
2011*	10.000000	9.630261	-3.70%	827
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.447852	8.044668	-4.77%	988
2013	9.155864	8.447852	-7.73%	998
2012	8.713670	9.155864	5.07%	7,604
2011	11.005799	8.713670	-20.83%	7,588
2010*	10.000000	11.005799	10.06%	11,221
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.118135	11.815995	-9.93%	5,786
2013	10.937858	13.118135	19.93%	134
2012	9.514480	10.937858	14.96%	1,069
2011	10.590352	9.514480	-10.16%	0
2010*	10.000000	10.590352	5.90%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.243936	14.745299	11.34%	637
2013	10.169718	13.243936	30.23%	583
2012	8.269316	10.169718	22.98%	435
2011*	10.000000	8.269316	-17.31%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.306467	18.668906	21.97%	4,436
2013	11.107599	15.306467	37.80%	8,747
2012	9.595498	11.107599	15.76%	3,076
2011*	10.000000	9.595498	-4.05%	435
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.575282	14.131775	4.10%	7,319
2013	9.963192	13.575282	36.25%	4,319
2012	8.726210	9.963192	14.18%	11,744
2011*	10.000000	8.726210	-12.74%	10,826

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.347657	11.187629	-9.39%	4,163
2013	10.480060	12.347657	17.82%	1,504
2012	9.168340	10.480060	14.31%	7,010
2011	10.854833	9.168340	-15.54%	6,128
2010*	10.000000	10.854833	8.55%	10,624
ProFunds - ProFund VP Internet - Q/NQ
2014	14.930271	14.886367	-0.29%	4,204
2013	9.980970	14.930271	49.59%	6,657
2012	8.452425	9.980970	18.08%	2,468
2011*	10.000000	8.452425	-15.48%	2,542
ProFunds - ProFund VP Japan - Q/NQ
2014	12.693369	12.919436	1.78%	2,293
2013	8.684467	12.693369	46.16%	102
2012	7.163929	8.684467	21.22%	2,745
2011	8.919050	7.163929	-19.68%	137
2010*	10.000000	8.919050	-10.81%	103
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.344779	18.856624	15.37%	5,109
2013	12.345458	16.344779	32.40%	4,448
2012	10.772546	12.345458	14.60%	2,076
2011	10.768484	10.772546	0.04%	11,854
2010*	10.000000	10.768484	7.68%	1,053
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.843512	12.166283	-12.12%	4,554
2013	11.316106	13.843512	22.33%	3,026
2012	11.153992	11.316106	1.45%	1,660
2011	11.063537	11.153992	0.82%	5,857
2010*	10.000000	11.063537	10.64%	146
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.868710	17.498843	17.69%	105
2013	11.456446	14.868710	29.78%	0
2012	10.387995	11.456446	10.29%	0
2011*	10.000000	10.387995	3.88%	3,643
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.267239	3.203284	-24.93%	15,732
2013	6.974336	4.267239	-38.82%	7,794
2012	8.277763	6.974336	-15.75%	7,666
2011*	10.000000	8.277763	-17.22%	3,360
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.568595	13.027615	23.27%	3,042
2013	10.708764	10.568595	-1.31%	2,420
2012	9.269338	10.708764	15.53%	2,129
2011*	10.000000	9.269338	-7.31%	336

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.714505	3.929525	-31.24%	3,121
2013	4.975788	5.714505	14.85%	20,208
2012	5.422684	4.975788	-8.24%	15,488
2011	8.799489	5.422684	-38.38%	0
2010*	10.000000	8.799489	-12.01%	4,219
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.949795	14.524509	32.65%	3,386
2013	8.320020	10.949795	31.61%	385
2012	8.805543	8.320020	-5.51%	0
2011*	10.000000	8.805543	-11.94%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.664650	7.335977	-4.29%	0
2013	7.791432	7.664650	-1.63%	61
2012	9.087790	7.791432	-14.26%	0
2011	8.328622	9.087790	9.12%	0
2010*	10.000000	8.328622	-16.71%	161
ProFunds - ProFund VP Short International - Q/NQ
2014	5.251572	5.323022	1.36%	0
2013	6.742644	5.251572	-22.11%	0
2012	8.564975	6.742644	-21.28%	0
2011	8.532498	8.564975	0.38%	24,031
2010*	10.000000	8.532498	-14.68%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.264482	3.389793	-20.51%	0
2013	6.126487	4.264482	-30.39%	0
2012	7.651962	6.126487	-19.94%	303
2011	8.668491	7.651962	-11.73%	226
2010*	10.000000	8.668491	-13.32%	5,465
ProFunds - ProFund VP Technology - Q/NQ
2014	12.445155	14.493853	16.46%	1,548
2013	10.081945	12.445155	23.44%	914
2012	9.269906	10.081945	8.76%	0
2011*	10.000000	9.269906	-7.30%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.075301	11.973615	-0.84%	1,949
2013	10.927840	12.075301	10.50%	1,926
2012	9.512125	10.927840	14.88%	1,926
2011*	10.000000	9.512125	-4.88%	849

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.828965	15.908013	34.48%	1,064
2013	14.831417	11.828965	-20.24%	1,064
2012	14.897590	14.831417	-0.44%	3,299
2011	10.527770	14.897590	41.51%	21,861
2010*	10.000000	10.527770	5.28%	9,641
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.801453	34.557915	33.94%	1,100
2013	14.615174	25.801453	76.54%	718
2012	11.082425	14.615174	31.88%	0
2011	11.375327	11.082425	-2.57%	83
2010*	10.000000	11.375327	13.75%	1,572
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.830939	1.159841	-36.65%	0
2013	3.615231	1.830939	-49.35%	257
2012	5.660557	3.615231	-36.13%	5,062
2011	7.376697	5.660557	-23.26%	4,130
2010*	10.000000	7.376697	-26.23%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.924077	14.800445	24.12%	1,652
2013	10.672510	11.924077	11.73%	1,113
2012	10.809091	10.672510	-1.26%	997
2011*	10.000000	10.809091	8.09%	4,346
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.241716	8.404149	1.97%	37,818
2013	6.470402	8.241716	27.38%	27,728
2012	5.283062	6.470402	22.47%	10,975
2011	6.889576	5.283062	-23.32%	8,824
2010	6.181401	6.889576	11.46%	12,404
2009	6.492213	6.181401	-4.79%	5,884
2008	11.191648	6.492213	-41.99%	66,960
2007	15.567241	11.191648	-28.11%	9,990
2006	14.191698	15.567241	9.69%	83,500
2005	14.801882	14.191698	-4.12%	8,468
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.351981	21.638825	-3.19%	16,449
2013	22.389647	22.351981	-0.17%	27,456
2012	20.508985	22.389647	9.17%	31,585
2011	24.897888	20.508985	-17.63%	33,827
2010	19.934001	24.897888	24.90%	63,044
2009	13.004823	19.934001	53.28%	44,055
2008	24.156645	13.004823	-46.16%	33,119
2007	18.289312	24.156645	32.08%	84,869
2006	15.166782	18.289312	20.59%	42,832
2005	14.784459	15.166782	2.59%	48,757

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.684418	29.679804	30.84%	34,925
2013	14.919523	22.684418	52.05%	44,855
2012	11.127776	14.919523	34.07%	56,805
2011	10.204700	11.127776	9.05%	68,444
2010	9.349025	10.204700	9.15%	53,834
2009	8.012331	9.349025	16.68%	43,939
2008	9.210906	8.012331	-13.01%	136,186
2007	8.948280	9.210906	2.93%	52,997
2006	9.386990	8.948280	-4.67%	33,222
2005	8.602193	9.386990	9.12%	170,980
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.647825	3.024094	-34.94%	14,565
2013	4.870229	4.647825	-4.57%	21,792
2012	5.010078	4.870229	-2.79%	40,013
2011	5.442702	5.010078	-7.95%	41,791
2010	5.109652	5.442702	6.52%	43,502
2009	4.645162	5.109652	10.00%	30,417
2008	9.242141	4.645162	-49.74%	15,963
2007	7.154813	9.242141	29.17%	16,117
2006	8.835452	7.154813	-19.02%	34,274
2005*	10.000000	8.835452	-11.65%	43,165
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.729728	28.572872	11.05%	27,519
2013	20.346666	25.729728	26.46%	33,346
2012	18.924160	20.346666	7.52%	43,073
2011	16.870380	18.924160	12.17%	69,392
2010	14.588570	16.870380	15.64%	40,953
2009	12.421053	14.588570	17.45%	15,666
2008	16.443749	12.421053	-24.46%	78,927
2007	15.014962	16.443749	9.52%	20,624
2006	12.967839	15.014962	15.79%	81,802
2005	13.203747	12.967839	-1.79%	12,960
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.477358	20.128271	15.17%	15,311
2013	10.894549	17.477358	60.42%	28,146
2012	9.432385	10.894549	15.50%	12,711
2011	8.769060	9.432385	7.56%	25,492
2010	7.138445	8.769060	22.84%	31,326
2009	5.289557	7.138445	34.95%	98,811
2008	14.013089	5.289557	-62.25%	148,969
2007	13.141941	14.013089	6.63%	17,402
2006	10.209680	13.141941	28.72%	35,425
2005	10.764078	10.209680	-5.15%	8,102

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.099846	11.102329	22.01%	77,616
2013	6.833616	9.099846	33.16%	54,982
2012	6.858785	6.833616	-0.37%	45,619
2011	8.329326	6.858785	-17.65%	51,368
2010	7.710784	8.329326	8.02%	53,795
2009	4.550682	7.710784	69.44%	68,414
2008	9.251400	4.550682	-50.81%	6,887
2007	9.623805	9.251400	-3.87%	1,809
2006	9.523425	9.623805	1.05%	12,584
2005	9.298209	9.523425	2.42%	12,556
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.799368	21.502587	-19.76%	26,531
2013	22.013657	26.799368	21.74%	32,790
2012	21.803130	22.013657	0.97%	47,514
2011	23.485589	21.803130	-7.16%	46,315
2010	20.006900	23.485589	17.39%	68,290
2009	14.650581	20.006900	36.56%	45,440
2008	27.534512	14.650581	-46.79%	45,657
2007	20.964179	27.534512	31.34%	87,160
2006	18.995502	20.964179	10.36%	78,607
2005	13.905036	18.995502	36.61%	110,270
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.143185	21.000655	-30.33%	11,386
2013	24.676168	30.143185	22.16%	14,732
2012	24.926762	24.676168	-1.01%	18,328
2011	27.870059	24.926762	-10.56%	28,387
2010	22.424449	27.870059	24.28%	43,966
2009	14.002562	22.424449	60.15%	55,811
2008	33.497209	14.002562	-58.20%	28,285
2007	24.781759	33.497209	35.17%	72,867
2006	22.646213	24.781759	9.43%	53,848
2005	15.486609	22.646213	46.23%	120,350
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.089927	10.431563	-13.72%	12,138
2013	9.896863	12.089927	22.16%	20,011
2012	8.250651	9.896863	19.95%	37,824
2011	9.860144	8.250651	-16.32%	17,571
2010	11.207782	9.860144	-12.02%	19,237
2009	8.379570	11.207782	33.75%	17,555
2008	18.827904	8.379570	-55.49%	69,806
2007	16.890506	18.827904	11.47%	111,848
2006	13.226515	16.890506	27.70%	139,080
2005	12.612206	13.226515	4.87%	101,944

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.511909	11.668572	11.00%	53,010
2013	8.358041	10.511909	25.77%	55,263
2012	6.909617	8.358041	20.96%	47,449
2011	8.236850	6.909617	-16.11%	49,518
2010	7.304524	8.236850	12.76%	57,308
2009	6.189966	7.304524	18.01%	108,100
2008	12.083560	6.189966	-48.77%	19,900
2007	15.094257	12.083560	-19.95%	8,840
2006	13.113887	15.094257	15.10%	95,270
2005	12.864919	13.113887	1.94%	16,384
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.424255	20.479560	32.78%	24,263
2013	19.136119	15.424255	-19.40%	16,420
2012	18.842287	19.136119	1.56%	17,240
2011	13.506198	18.842287	39.51%	45,405
2010	12.441082	13.506198	8.56%	25,758
2009	18.431333	12.441082	-32.50%	25,232
2008	12.907333	18.431333	42.80%	24,565
2007	11.929963	12.907333	8.19%	48,958
2006	12.492453	11.929963	-4.50%	46,320
2005	11.765096	12.492453	6.18%	53,954
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.317564	23.736389	22.87%	65,677
2013	13.815065	19.317564	39.83%	69,640
2012	11.958976	13.815065	15.52%	75,095
2011	11.585331	11.958976	3.23%	76,837
2010	11.004880	11.585331	5.27%	51,199
2009	8.954153	11.004880	22.90%	34,662
2008	12.085782	8.954153	-25.91%	157,827
2007	11.561746	12.085782	4.53%	70,662
2006	11.155177	11.561746	3.64%	73,582
2005	10.224749	11.155177	9.10%	86,163
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.737621	26.879089	0.53%	21,045
2013	17.931046	26.737621	49.11%	53,206
2012	15.240750	17.931046	17.65%	35,787
2011	17.549183	15.240750	-13.15%	35,918
2010	14.736918	17.549183	19.08%	67,740
2009	9.011581	14.736918	63.53%	18,247
2008	16.580283	9.011581	-45.65%	6,510
2007	15.234285	16.580283	8.84%	62,992
2006	14.083720	15.234285	8.17%	22,288
2005	14.482407	14.083720	-2.75%	45,368

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.100755	0.849104	-22.86%	185,793
2013	1.989565	1.100755	-44.67%	194,179
2012	2.602268	1.989565	-23.54%	358,927
2011	3.618951	2.602268	-28.09%	355,993
2010	5.265296	3.618951	-31.27%	388,957
2009	9.648146	5.265296	-45.43%	45,657
2008	6.083729	9.648146	58.59%	4,919
2007	6.780020	6.083729	-10.27%	10,989
2006	8.789354	6.780020	-22.86%	15,467
2005	8.771152	8.789354	0.21%	30,733
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.079077	3.020003	-25.96%	14,705
2013	3.589246	4.079077	13.65%	39,801
2012	3.880722	3.589246	-7.51%	36,153
2011	5.657936	3.880722	-31.41%	35,555
2010	6.581269	5.657936	-14.03%	64,825
2009	5.589667	6.581269	17.74%	215,309
2008	8.123121	5.589667	-31.19%	53,290
2007	8.628486	8.123121	-5.86%	79,557
2006	8.094527	8.628486	6.60%	47,470
2005	8.663023	8.094527	-6.56%	123,199
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.369294	2.066076	-12.80%	1,916
2013	3.317651	2.369294	-28.59%	407
2012	4.121642	3.317651	-19.51%	1,111
2011	4.510877	4.121642	-8.63%	71,365
2010	6.123653	4.510877	-26.34%	77,369
2009	9.595925	6.123653	-36.18%	36,308
2008	7.240043	9.595925	32.54%	34,855
2007	7.492112	7.240043	-3.36%	34,437
2006	7.900487	7.492112	-5.17%	3,758
2005	8.724281	7.900487	-9.44%	7,061
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.385065	1.111238	-19.77%	4,503
2013	1.979943	1.385065	-30.05%	4,504
2012	2.468368	1.979943	-19.79%	8,561
2011	2.783840	2.468368	-11.33%	6,558
2010	3.586086	2.783840	-22.37%	9,847
2009	6.069703	3.586086	-40.92%	11,686
2008	4.158646	6.069703	45.95%	88,357
2007	4.754415	4.158646	-12.53%	94,644
2006	4.890303	4.754415	-2.78%	106,590
2005	4.897315	4.890303	-0.14%	109,515

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.129527	1.913927	-10.12%	2,237
2013	3.123259	2.129527	-31.82%	2,237
2012	3.870377	3.123259	-19.30%	8,179
2011	4.248686	3.870377	-8.90%	67,111
2010	5.953863	4.248686	-28.64%	88,394
2009	8.993498	5.953863	-33.80%	13,452
2008	7.314871	8.993498	22.95%	3,191
2007	7.041282	7.314871	3.89%	12,884
2006	8.110624	7.041282	-13.18%	45,082
2005	8.484496	8.110624	-4.41%	10,026
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.747856	2.317758	-15.65%	26,092
2013	3.792541	2.747856	-27.55%	24,081
2012	4.633283	3.792541	-18.15%	43,416
2011	5.166127	4.633283	-10.31%	113,489
2010	6.309562	5.166127	-18.12%	147,612
2009	8.832559	6.309562	-28.56%	112,412
2008	6.433088	8.832559	37.30%	48,508
2007	6.471312	6.433088	-0.59%	120,353
2006	7.095350	6.471312	-8.80%	90,506
2005	7.251739	7.095350	-2.16%	95,690
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.246219	11.048090	-16.59%	9,557
2013	8.611730	13.246219	53.82%	20,126
2012	7.272250	8.611730	18.42%	26,359
2011	10.380016	7.272250	-29.94%	11,400
2010	9.096676	10.380016	14.11%	27,323
2009	7.459808	9.096676	21.94%	30,013
2008	11.288103	7.459808	-33.91%	68,836
2007	12.897832	11.288103	-12.48%	71,824
2006	12.441442	12.897832	3.67%	119,841
2005	10.484359	12.441442	18.67%	142,090
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.826819	27.371721	5.98%	26,269
2013	18.392808	25.826819	40.42%	36,094
2012	15.376231	18.392808	19.62%	53,048
2011	15.220962	15.376231	1.02%	49,813
2010	11.843165	15.220962	28.52%	50,930
2009	8.785057	11.843165	34.81%	37,317
2008	17.502777	8.785057	-49.81%	6,502
2007	18.214935	17.502777	-3.91%	10,996
2006	14.961605	18.214935	21.74%	40,534
2005	15.950092	14.961605	-6.20%	14,079

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.258431	34.499187	10.37%	5,305
2013	21.101721	31.258431	48.13%	6,360
2012	17.214014	21.101721	22.58%	14,189
2011	18.892361	17.214014	-8.88%	10,693
2010	13.929524	18.892361	35.63%	25,352
2009	9.270241	13.929524	50.26%	18,778
2008	20.817867	9.270241	-55.47%	103,019
2007	20.382148	20.817867	2.14%	89,986
2006	18.712766	20.382148	8.92%	80,491
2005	16.636932	18.712766	12.48%	140,983
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.948097	30.902808	34.66%	8,891
2013	12.914251	22.948097	77.70%	7,953
2012	9.765543	12.914251	32.24%	18,241
2011	9.971302	9.765543	-2.06%	21,696
2010	7.386917	9.971302	34.99%	22,679
2009	3.439638	7.386917	114.76%	37,710
2008	12.731942	3.439638	-72.98%	228,050
2007	10.072819	12.731942	26.40%	73,267
2006	9.741803	10.072819	3.40%	42,238
2005	10.188585	9.741803	-4.39%	88,003
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.453705	27.159909	15.80%	9,381
2013	17.669438	23.453705	32.74%	15,870
2012	15.347056	17.669438	15.13%	17,287
2011	15.234099	15.347056	0.74%	27,921
2010	13.039873	15.234099	16.83%	47,028
2009	8.700587	13.039873	49.87%	45,071
2008	15.191759	8.700587	-42.73%	119,672
2007	13.077719	15.191759	16.17%	49,469
2006	12.539013	13.077719	4.30%	27,211
2005	12.576668	12.539013	-0.30%	96,053
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.271987	19.026355	16.93%	43,778
2013	11.076458	16.271987	46.91%	48,308
2012	9.189751	11.076458	20.53%	55,138
2011	9.430054	9.189751	-2.55%	63,054
2010	7.972126	9.430054	18.29%	81,950
2009	5.966736	7.972126	33.61%	43,492
2008	13.293088	5.966736	-55.11%	33,725
2007	13.332785	13.293088	-0.30%	84,906
2006	11.336504	13.332785	17.61%	210,115
2005	11.058472	11.336504	2.51%	198,391

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.217968	9.956995	-18.51%	127,383
2013	22.991199	12.217968	-46.86%	78,338
2012	24.314836	22.991199	-5.44%	121,629
2011	32.514101	24.314836	-25.22%	87,970
2010	23.881933	32.514101	36.15%	119,479
2009	16.229722	23.881933	47.15%	60,126
2008	26.793557	16.229722	-39.43%	91,091
2007	22.731478	26.793557	17.87%	93,442
2006	18.985037	22.731478	19.73%	132,289
2005	15.927174	18.985037	19.20%	137,444
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.180034	22.884624	19.31%	23,569
2013	18.714221	19.180034	2.49%	32,990
2012	16.038386	18.714221	16.68%	47,146
2011	15.905449	16.038386	0.84%	52,678
2010	12.918804	15.905449	23.12%	78,314
2009	10.459625	12.918804	23.51%	98,995
2008	18.178183	10.459625	-42.46%	79,162
2007	22.796282	18.178183	-20.26%	44,911
2006	17.685156	22.796282	28.90%	126,519
2005	16.739006	17.685156	5.65%	58,385
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.807584	25.506196	7.13%	15,141
2013	17.780456	23.807584	33.90%	36,563
2012	15.443388	17.780456	15.13%	31,613
2011	14.874117	15.443388	3.83%	57,504
2010	12.054735	14.874117	23.39%	36,188
2009	8.476953	12.054735	42.21%	12,597
2008	12.822070	8.476953	-33.89%	10,869
2007	14.880265	12.822070	-13.83%	3,219
2006	13.709563	14.880265	8.54%	6,411
2005	13.181461	13.709563	4.01%	10,220
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.345229	26.061923	2.83%	4,268
2013	16.211207	25.345229	56.34%	7,831
2012	13.465654	16.211207	20.39%	9,975
2011	15.551515	13.465654	-13.41%	13,834
2010	11.441765	15.551515	35.92%	12,536
2009	8.704596	11.441765	31.45%	7,690
2008	18.153251	8.704596	-52.05%	90,351
2007	19.742932	18.153251	-8.05%	93,266
2006	16.568128	19.742932	19.16%	96,463
2005	16.169493	16.568128	2.47%	93,669

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.253861	18.748423	22.91%	5,053
2013	9.169640	15.253861	66.35%	24,641
2012	7.187765	9.169640	27.57%	26,299
2011	7.589291	7.187765	-5.29%	51,308
2010	6.134614	7.589291	23.71%	73,258
2009	4.250529	6.134614	44.33%	122,200
2008	13.465808	4.250529	-68.43%	317,269
2007	13.574847	13.465808	-0.80%	205,483
2006	11.129444	13.574847	21.97%	150,486
2005	10.917510	11.129444	1.94%	149,595
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.966379	19.915051	10.85%	63,564
2013	12.893821	17.966379	39.34%	60,840
2012	11.541176	12.893821	11.72%	85,620
2011	11.833490	11.541176	-2.47%	66,568
2010	9.598658	11.833490	23.28%	53,384
2009	6.611724	9.598658	45.18%	57,534
2008	11.143884	6.611724	-40.67%	54,544
2007	10.773727	11.143884	3.44%	43,358
2006	10.366124	10.773727	3.93%	41,867
2005	10.329601	10.366124	0.35%	8,861
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.294316	20.012207	9.39%	47,851
2013	12.772618	18.294316	43.23%	33,836
2012	10.598489	12.772618	20.51%	30,961
2011	11.100406	10.598489	-4.52%	34,848
2010	9.356896	11.100406	18.63%	37,503
2009	6.273991	9.356896	49.14%	60,602
2008	12.393233	6.273991	-49.38%	17,511
2007	13.283111	12.393233	-6.70%	32,500
2006	11.449047	13.283111	16.02%	78,756
2005	11.144227	11.449047	2.74%	23,864
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.222383	23.512429	-2.93%	15,717
2013	18.326033	24.222383	32.17%	37,110
2012	16.015745	18.326033	14.43%	52,154
2011	16.350242	16.015745	-2.05%	57,793
2010	12.507384	16.350242	30.72%	61,646
2009	8.089008	12.507384	54.62%	44,614
2008	12.848154	8.089008	-37.04%	26,507
2007	12.015918	12.848154	6.93%	28,885
2006	11.816543	12.015918	1.69%	20,764
2005	10.751283	11.816543	9.91%	115,773

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.813617	19.797459	5.23%	25,639
2013	14.050099	18.813617	33.90%	15,412
2012	12.180812	14.050099	15.35%	17,447
2011	13.304842	12.180812	-8.45%	20,417
2010	11.232488	13.304842	18.45%	36,134
2009	7.337694	11.232488	53.08%	50,662
2008	13.202314	7.337694	-44.42%	12,785
2007	14.072883	13.202314	-6.19%	9,740
2006	12.190491	14.072883	15.44%	16,289
2005	11.413296	12.190491	6.81%	22,373
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.620229	20.331435	-1.40%	7,668
2013	14.799707	20.620229	39.33%	35,411
2012	13.570721	14.799707	9.06%	23,064
2011	13.295627	13.570721	2.07%	58,829
2010	10.753018	13.295627	23.65%	30,845
2009	8.140379	10.753018	32.09%	27,613
2008	12.570131	8.140379	-35.24%	18,911
2007	12.763428	12.570131	-1.51%	19,732
2006	12.015296	12.763428	6.23%	21,507
2005	11.474115	12.015296	4.72%	28,120
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.097431	18.078269	-0.11%	13,134
2013	12.850613	18.097431	40.83%	21,506
2012	10.826986	12.850613	18.69%	10,218
2011	12.125527	10.826986	-10.71%	30,383
2010	9.830241	12.125527	23.35%	35,703
2009	6.144055	9.830241	60.00%	34,056
2008	11.028813	6.144055	-44.29%	21,113
2007	14.045977	11.028813	-21.48%	17,878
2006	11.949744	14.045977	17.54%	41,694
2005	11.693769	11.949744	2.19%	40,283
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.402336	6.548226	21.21%	57,609
2013	5.646681	5.402336	-4.33%	6,602
2012	6.110890	5.646681	-7.60%	9,002
2011	6.473257	6.110890	-5.60%	30,010
2010	6.874961	6.473257	-5.84%	20,524
2009	8.284747	6.874961	-17.02%	20,648
2008	7.959587	8.284747	4.09%	10,393
2007	9.059813	7.959587	-12.14%	4,751
2006	10.280583	9.059813	-11.87%	4,049
2005*	10.000000	10.280583	2.81%	191

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.660721	19.199288	8.71%	43,795
2013	13.229125	17.660721	33.50%	42,021
2012	11.981523	13.229125	10.41%	46,492
2011	13.382487	11.981523	-10.47%	51,036
2010	12.114560	13.382487	10.47%	73,223
2009	7.896061	12.114560	53.43%	46,515
2008	14.670426	7.896061	-46.18%	24,344
2007	13.480578	14.670426	8.83%	79,398
2006	12.910945	13.480578	4.41%	28,959
2005	12.698629	12.910945	1.67%	34,525
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.825809	8.929850	1.18%	16,798
2013	7.620311	8.825809	15.82%	6,266
2012	7.370579	7.620311	3.39%	16,541
2011	8.732756	7.370579	-15.60%	15,975
2010	7.734350	8.732756	12.91%	49,996
2009	6.095695	7.734350	26.88%	7,968
2008	11.310098	6.095695	-46.10%	17,205
2007	10.502672	11.310098	7.69%	65,696
2006	8.912337	10.502672	17.84%	42,381
2005	8.934579	8.912337	-0.25%	19,030
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.271864	29.388874	21.08%	25,681
2013	16.341168	24.271864	48.53%	39,473
2012	14.095198	16.341168	15.93%	29,046
2011	16.083278	14.095198	-12.36%	35,832
2010	13.140292	16.083278	22.40%	46,899
2009	11.353060	13.140292	15.74%	14,730
2008	15.405853	11.353060	-26.31%	64,588
2007	17.124843	15.405853	-10.04%	4,005
2006	16.173135	17.124843	5.88%	38,137
2005	15.119525	16.173135	6.97%	18,853
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.456033	16.305102	21.17%	26,407
2013	12.010449	13.456033	12.04%	32,572
2012	12.046763	12.010449	-0.30%	52,883
2011	10.506140	12.046763	14.66%	99,486
2010	9.969202	10.506140	5.39%	79,310
2009	8.884935	9.969202	12.20%	53,516
2008	12.795433	8.884935	-30.56%	60,442
2007	11.498806	12.795433	11.28%	80,631
2006	9.640519	11.498806	19.28%	168,413
2005	8.842834	9.640519	9.02%	139,986

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.966803	7.673612	-23.01%	1,539
2013	10.401137	9.966803	-4.18%	1,587
2012	10.467388	10.401137	-0.63%	2,040
2011	11.021694	10.467388	-5.03%	1,972
2010	11.842305	11.021694	-6.93%	10,444
2009	11.266226	11.842305	5.11%	3,058
2008	13.019503	11.266226	-13.47%	14,763
2007	11.179716	13.019503	16.46%	7,497
2006	9.714109	11.179716	15.09%	63,836
2005*	10.000000	9.714109	-2.86%	342
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.052811	10.048308	-0.04%	313
2013*	10.000000	10.052811	0.53%	170
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.779081	10.935366	1.45%	124
2013	11.981274	10.779081	-10.03%	275
2012	10.308957	11.981274	16.22%	2,047
2011*	10.000000	10.308957	3.09%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.604001	6.04%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.747243	12.064603	12.26%	12,775
2013	10.620117	10.747243	1.20%	8,151
2012	8.289086	10.620117	28.12%	9,521
2011*	10.000000	8.289086	-17.11%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.363878	11.428429	0.57%	1,608
2013	9.956713	11.363878	14.13%	1,608
2012	8.881897	9.956713	12.10%	0
2011*	10.000000	8.881897	-11.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.541935	6.813283	-20.24%	3,754
2013	7.837610	8.541935	8.99%	13,952
2012	7.688816	7.837610	1.94%	14,632
2011*	10.000000	7.688816	-23.11%	616
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.936601	9.693010	-2.45%	0
2013	9.593263	9.936601	3.58%	306
2012	9.601947	9.593263	-0.09%	1,073
2011*	10.000000	9.601947	-3.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.602090	12.240550	5.50%	0
2013	10.130252	11.602090	14.53%	0
2012	9.071507	10.130252	11.67%	0
2011*	10.000000	9.071507	-9.28%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.366140	11.426842	10.23%	0
2013*	10.000000	10.366140	3.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.130957	10.308272	1.75%	0
2013	11.238186	10.130957	-9.85%	0
2012	10.624985	11.238186	5.77%	0
2011*	10.000000	10.624985	6.25%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.633483	19.540728	10.82%	0
2013	13.180450	17.633483	33.79%	0
2012	11.662196	13.180450	13.02%	0
2011	11.482313	11.662196	1.57%	0
2010	10.212334	11.482313	12.44%	0
2009	8.779128	10.212334	16.33%	0
2008	13.625721	8.779128	-35.57%	0
2007	13.843697	13.625721	-1.57%	0
2006	12.002897	13.843697	15.34%	0
2005	11.645836	12.002897	3.07%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	16.042600	17.383520	8.36%	0
2013	11.886733	16.042600	34.96%	0
2012	10.591740	11.886733	12.23%	0
2011	10.639110	10.591740	-0.45%	0
2010	9.302830	10.639110	14.36%	0
2009	7.019981	9.302830	32.52%	0
2008	12.187154	7.019981	-42.40%	0
2007	10.223063	12.187154	19.21%	0
2006	10.730193	10.223063	-4.73%	0
2005	10.661990	10.730193	0.64%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.333827	21.534799	11.38%	0
2013	14.900650	19.333827	29.75%	0
2012	13.203582	14.900650	12.85%	0
2011	13.269626	13.203582	-0.50%	0
2010	11.877285	13.269626	11.72%	0
2009	10.060305	11.877285	18.06%	0
2008	13.948690	10.060305	-27.88%	0
2007	14.929408	13.948690	-6.57%	0
2006	12.773404	14.929408	16.88%	0
2005	12.345888	12.773404	3.46%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.471428	11.512104	0.35%	0
2013*	10.000000	11.471428	14.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.288496	12.338049	0.40%	0
2013	10.903728	12.288496	12.70%	0
2012	10.066822	10.903728	8.31%	0
2011	10.605871	10.066822	-5.08%	0
2010*	10.000000	10.605871	6.06%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.673684	7.090119	-18.26%	0
2013	9.813787	8.673684	-11.62%	0
2012	10.176820	9.813787	-3.57%	0
2011	11.827870	10.176820	-13.96%	0
2010*	10.000000	11.827870	18.28%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.161503	-8.38%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.332592	13.33%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.726893	10.554804	-1.60%	0
2013	10.476739	10.726893	2.39%	0
2012*	10.000000	10.476739	4.77%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.874804	8.75%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.409480	11.860771	3.96%	0
2013	10.042726	11.409480	13.61%	0
2012	9.084484	10.042726	10.55%	0
2011*	10.000000	9.084484	-9.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.976214	14.158646	1.31%	0
2013	11.463927	13.976214	21.91%	0
2012	10.091582	11.463927	13.60%	0
2011	10.405393	10.091582	-3.02%	0
2010*	10.000000	10.405393	4.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.538339	10.859407	3.05%	0
2013*	10.000000	10.538339	5.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.411833	11.882333	4.12%	0
2013*	10.000000	11.411833	14.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.263214	10.508119	2.39%	0
2013*	10.000000	10.263214	2.63%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.181111	12.414936	1.92%	0
2013	10.018744	12.181111	21.58%	0
2012	8.945538	10.018744	12.00%	0
2011	9.796718	8.945538	-8.69%	0
2010	8.638375	9.796718	13.41%	0
2009	6.290901	8.638375	37.32%	74,160
2008	11.222639	6.290901	-43.94%	68,109
2007	10.015112	11.222639	12.06%	6,283
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.236547	11.377868	1.26%	0
2013	9.606586	11.236547	16.97%	0
2012	8.675977	9.606586	10.73%	0
2011	9.194990	8.675977	-5.64%	0
2010	8.206526	9.194990	12.04%	0
2009	6.135355	8.206526	33.76%	28,058
2008	10.764833	6.135355	-43.01%	24,181
2007*	10.000000	10.764833	7.65%	4,071
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.084407	11.114671	0.27%	0
2013	10.214801	11.084407	8.51%	0
2012	9.360901	10.214801	9.12%	0
2011	9.529548	9.360901	-1.77%	0
2010	8.716942	9.529548	9.32%	0
2009	7.219383	8.716942	20.74%	7,206
2008	10.481588	7.219383	-31.12%	5,421
2007	10.018396	10.481588	4.62%	1,697
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.947631	7.670387	10.40%	0
2013	6.875422	6.947631	1.05%	0
2012	7.861217	6.875422	-12.54%	0
2011	8.734217	7.861217	-10.00%	0
2010	9.192234	8.734217	-4.98%	0
2009	9.722516	9.192234	-5.45%	138,627
2008*	10.000000	9.722516	-2.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.985586	14.160816	1.25%	0
2013	12.088185	13.985586	15.70%	0
2012	11.751970	12.088185	2.86%	0
2011	12.768510	11.751970	-7.96%	0
2010	11.656333	12.768510	9.54%	0
2009	9.296460	11.656333	25.38%	140,013
2008	15.925791	9.296460	-41.63%	171,189
2007	13.173227	15.925791	20.90%	99,894
2006	12.006270	13.173227	9.72%	50,478
2005	10.718925	12.006270	12.01%	339
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.857119	9.130773	3.09%	0
2013	8.845762	8.857119	0.13%	0
2012	8.785320	8.845762	0.69%	0
2011	8.627101	8.785320	1.83%	0
2010	8.248533	8.627101	4.59%	0
2009	8.658499	8.248533	-4.73%	245,023
2008	10.815105	8.658499	-19.94%	375,864
2007	10.575130	10.815105	2.27%	382,085
2006	10.067067	10.575130	5.05%	193,388
2005*	10.000000	10.067067	0.67%	1,165
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.149065	10.234862	0.85%	0
2013*	10.000000	10.149065	1.49%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.059029	10.438111	3.77%	0
2013*	10.000000	10.059029	0.59%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.003926	10.416547	4.12%	0
2013*	10.000000	10.003926	0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.788510	12.866548	-6.69%	0
2013	11.186928	13.788510	23.26%	0
2012	9.530158	11.186928	17.38%	0
2011	10.426337	9.530158	-8.60%	0
2010*	10.000000	10.426337	4.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.829484	9.233048	-6.07%	0
2013*	10.000000	9.829484	-1.71%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.004303	9.705497	-2.99%	0
2013*	10.000000	10.004303	0.04%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.881052	11.173075	2.68%	0
2013	10.177350	10.881052	6.91%	0
2012	9.456627	10.177350	7.62%	0
2011*	10.000000	9.456627	-5.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.798031	12.904232	9.38%	0
2013*	10.000000	11.798031	17.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.891828	13.332162	3.42%	0
2013	10.616141	12.891828	21.44%	0
2012	9.314293	10.616141	13.98%	0
2011*	10.000000	9.314293	-6.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.831124	-1.69%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.220575	2.21%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.789088	11.975563	1.58%	0
2013*	10.000000	11.789088	17.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.523765	11.561917	0.33%	0
2013*	10.000000	11.523765	15.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.435983	14.858879	2.93%	0
2013	11.319340	14.435983	27.53%	0
2012	9.893917	11.319340	14.41%	0
2011	10.728628	9.893917	-7.78%	0
2010*	10.000000	10.728628	7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.555320	12.898460	2.73%	0
2013	11.117039	12.555320	12.94%	0
2012	10.162650	11.117039	9.39%	0
2011	10.457749	10.162650	-2.82%	0
2010*	10.000000	10.457749	4.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.446865	13.867349	3.13%	0
2013	11.259453	13.446865	19.43%	0
2012	10.058981	11.259453	11.93%	0
2011	10.576506	10.058981	-4.89%	0
2010*	10.000000	10.576506	5.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.231052	11.431699	1.79%	0
2013	10.866067	11.231052	3.36%	0
2012	10.262391	10.866067	5.88%	0
2011	10.273366	10.262391	-0.11%	0
2010*	10.000000	10.273366	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.278535	10.353176	0.73%	0
2013*	10.000000	10.278535	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.350540	10.298605	-0.50%	0
2013*	10.000000	10.350540	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.986549	13.376346	3.00%	0
2013	11.191644	12.986549	16.04%	0
2012	10.111661	11.191644	10.68%	0
2011	10.510498	10.111661	-3.79%	0
2010*	10.000000	10.510498	5.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.806184	14.219446	2.99%	0
2013	11.278360	13.806184	22.41%	0
2012	9.992947	11.278360	12.86%	0
2011	10.641970	9.992947	-6.10%	0
2010*	10.000000	10.641970	6.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.127756	12.433500	2.52%	0
2013	11.068481	12.127756	9.57%	0
2012	10.211776	11.068481	8.39%	0
2011	10.395058	10.211776	-1.76%	0
2010*	10.000000	10.395058	3.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.432028	10.777156	3.31%	0
2013	10.812420	10.432028	-3.52%	0
2012	10.248021	10.812420	5.51%	0
2011*	10.000000	10.248021	2.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.643973	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.731162	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.226669	2.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.151780	1.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.339057	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.242352	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.319092	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.146643	1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.257755	10.352020	0.92%	0
2013*	10.000000	10.257755	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.322582	10.344019	0.21%	0
2013*	10.000000	10.322582	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.306527	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.309886	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.237526	2.38%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.405596	9.264515	-1.50%	0
2013	9.548829	9.405596	-1.50%	0
2012	9.694642	9.548829	-1.50%	0
2011	9.841858	9.694642	-1.50%	0
2010	9.991722	9.841858	-1.50%	0
2009*	10.000000	9.991722	-0.08%	274,618
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.566382	9.788841	2.33%	0
2013*	10.000000	9.566382	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.455059	13.074040	-2.83%	0
2013	11.281978	13.455059	19.26%	0
2012	9.915291	11.281978	13.78%	0
2011	11.137871	9.915291	-10.98%	0
2010*	10.000000	11.137871	11.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.997548	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.534053	16.853852	8.50%	0
2013	11.732807	15.534053	32.40%	0
2012	10.256469	11.732807	14.39%	0
2011	10.760160	10.256469	-4.68%	0
2010*	10.000000	10.760160	7.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.616604	15.872109	8.59%	0
2013	10.989706	14.616604	33.00%	0
2012	9.488296	10.989706	15.82%	0
2011	10.257441	9.488296	-7.50%	0
2010*	10.000000	10.257441	2.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.429373	22.984347	2.47%	0
2013	16.388337	22.429373	36.86%	0
2012	14.480336	16.388337	13.18%	0
2011	15.349627	14.480336	-5.66%	0
2010	12.287748	15.349627	24.92%	0
2009*	10.000000	12.287748	22.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.276790	16.629002	2.16%	0
2013	11.921975	16.276790	36.53%	0
2012	10.557809	11.921975	12.92%	0
2011	11.217558	10.557809	-5.88%	0
2010*	10.000000	11.217558	12.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.872514	18.295422	15.26%	0
2013	11.876780	15.872514	33.64%	0
2012	10.363981	11.876780	14.60%	0
2011	10.771539	10.363981	-3.78%	0
2010*	10.000000	10.771539	7.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.026158	10.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.731882	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.412126	4.12%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.876766	8.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.307999	11.791176	26.68%	0
2013*	10.000000	9.307999	-6.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.996555	9.895240	-1.01%	0
2013	10.138106	9.996555	-1.40%	0
2012	9.942557	10.138106	1.97%	0
2011*	10.000000	9.942557	-0.57%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.130798	9.949301	-1.79%	0
2013*	10.000000	10.130798	1.31%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.651969	9.640485	-0.12%	0
2013*	10.000000	9.651969	-3.48%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.845888	10.429419	5.93%	0
2013	9.619001	9.845888	2.36%	0
2012*	10.000000	9.619001	-3.81%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.514261	10.245099	-2.56%	0
2013	10.204689	10.514261	3.03%	0
2012*	10.000000	10.204689	2.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.414168	11.474103	0.53%	0
2013*	10.000000	11.414168	14.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.618435	10.506723	-1.05%	0
2013	10.768376	10.618435	-1.39%	0
2012	9.522701	10.768376	13.08%	0
2011*	10.000000	9.522701	-4.77%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.694715	7.771119	-19.84%	0
2013	11.540604	9.694715	-15.99%	0
2012	11.145663	11.540604	3.54%	0
2011	12.238273	11.145663	-8.93%	0
2010*	10.000000	12.238273	22.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.763002	11.749300	-0.12%	0
2013	12.846744	11.763002	-8.44%	0
2012	11.075175	12.846744	16.00%	0
2011	10.585921	11.075175	4.62%	0
2010*	10.000000	10.585921	5.86%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.080300	10.946939	-1.20%	0
2013	12.039679	11.080300	-7.97%	0
2012	11.615742	12.039679	3.65%	0
2011	10.876739	11.615742	6.79%	0
2010*	10.000000	10.876739	8.77%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.909366	10.977675	0.63%	0
2013	12.113152	10.909366	-9.94%	0
2012	11.508323	12.113152	5.26%	0
2011	10.872474	11.508323	5.85%	0
2010*	10.000000	10.872474	8.72%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.587724	12.799737	1.68%	0
2013	12.098319	12.587724	4.05%	0
2012	10.756218	12.098319	12.48%	0
2011	10.577524	10.756218	1.69%	0
2010*	10.000000	10.577524	5.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.041987	9.965372	-0.76%	0
2013	10.218645	10.041987	-1.73%	0
2012	9.810550	10.218645	4.16%	0
2011*	10.000000	9.810550	-1.89%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0
2012	9.990587	10.775226	7.85%	0
2011*	10.000000	9.990587	-0.09%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.929738	10.068673	1.40%	0
2013*	10.000000	9.929738	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.919492	7.661181	-14.11%	0
2013	9.258156	8.919492	-3.66%	0
2012	8.418008	9.258156	9.98%	0
2011	11.188140	8.418008	-24.76%	0
2010*	10.000000	11.188140	11.88%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.089638	12.855116	-1.79%	0
2013	11.885786	13.089638	10.13%	0
2012	10.430191	11.885786	13.96%	0
2011	10.808095	10.430191	-3.50%	0
2010*	10.000000	10.808095	8.08%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.405875	13.513662	0.80%	0
2013	12.370682	13.405875	8.37%	0
2012	11.005038	12.370682	12.41%	0
2011	10.873773	11.005038	1.21%	0
2010*	10.000000	10.873773	8.74%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.286135	9.972896	-3.05%	0
2013	9.082876	10.286135	13.25%	0
2012	7.985581	9.082876	13.74%	0
2011	11.105015	7.985581	-28.09%	0
2010*	10.000000	11.105015	11.05%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.870083	13.992480	8.72%	0
2013	9.790512	12.870083	31.45%	0
2012	7.450941	9.790512	31.40%	0
2011*	10.000000	7.450941	-25.49%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.609525	9.624980	0.16%	0
2013	8.237489	9.609525	16.66%	0
2012	7.709042	8.237489	6.85%	0
2011*	10.000000	7.709042	-22.91%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.780986	4.038267	-15.53%	0
2013	6.608442	4.780986	-27.65%	0
2012	8.044411	6.608442	-17.85%	0
2011	8.962999	8.044411	-10.25%	0
2010*	10.000000	8.962999	-10.37%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.475543	27.441764	27.78%	0
2013	12.945374	21.475543	65.89%	0
2012	9.340610	12.945374	38.59%	0
2011*	10.000000	9.340610	-6.59%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.627225	16.060164	9.80%	0
2013	11.444475	14.627225	27.81%	0
2012	10.202170	11.444475	12.18%	0
2011	10.357126	10.202170	-1.50%	0
2010*	10.000000	10.357126	3.57%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.640538	14.810072	8.57%	0
2013	10.780844	13.640538	26.53%	0
2012	9.873197	10.780844	9.19%	0
2011*	10.000000	9.873197	-1.27%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.945770	17.663779	10.77%	0
2013	11.574033	15.945770	37.77%	0
2012	9.623787	11.574033	20.26%	0
2011*	10.000000	9.623787	-3.76%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.416506	8.006676	-4.87%	0
2013	9.131160	8.416506	-7.83%	0
2012	8.698998	9.131160	4.97%	0
2011	10.998416	8.698998	-20.91%	0
2010*	10.000000	10.998416	9.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.069459	11.760188	-10.02%	0
2013	10.908337	13.069459	19.81%	0
2012	9.498455	10.908337	14.84%	0
2011	10.583234	9.498455	-10.25%	0
2010*	10.000000	10.583234	5.83%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.208170	14.690566	11.22%	0
2013	10.152548	13.208170	30.10%	0
2012	8.263746	10.152548	22.86%	0
2011*	10.000000	8.263746	-17.36%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.265135	18.599629	21.84%	0
2013	11.088846	15.265135	37.66%	0
2012	9.589046	11.088846	15.64%	0
2011*	10.000000	9.589046	-4.11%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.538604	14.079303	3.99%	0
2013	9.946360	13.538604	36.12%	0
2012	8.720329	9.946360	14.06%	0
2011*	10.000000	8.720329	-12.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.301841	11.134809	-9.49%	0
2013	10.451772	12.301841	17.70%	0
2012	9.152897	10.451772	14.19%	0
2011	10.847539	9.152897	-15.62%	0
2010*	10.000000	10.847539	8.48%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.889945	14.831103	-0.40%	0
2013	9.964108	14.889945	49.44%	0
2012	8.446725	9.964108	17.96%	0
2011*	10.000000	8.446725	-15.53%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.646256	12.858423	1.68%	0
2013	8.661012	12.646256	46.01%	0
2012	7.151849	8.661012	21.10%	0
2011	8.913049	7.151849	-19.76%	0
2010*	10.000000	8.913049	-10.87%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.284167	18.767645	15.25%	0
2013	12.312153	16.284167	32.26%	0
2012	10.754413	12.312153	14.48%	0
2011	10.761245	10.754413	-0.06%	0
2010*	10.000000	10.761245	7.61%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.792141	12.108827	-12.20%	0
2013	11.285555	13.792141	22.21%	0
2012	11.135206	11.285555	1.35%	0
2011	11.056092	11.135206	0.72%	0
2010*	10.000000	11.056092	10.56%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.828558	17.433894	17.57%	0
2013	11.437102	14.828558	29.65%	0
2012	10.381007	11.437102	10.17%	0
2011*	10.000000	10.381007	3.81%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.255709	3.191383	-25.01%	0
2013	6.962561	4.255709	-38.88%	0
2012	8.272191	6.962561	-15.83%	0
2011*	10.000000	8.272191	-17.28%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.540031	12.979236	23.14%	0
2013	10.690675	10.540031	-1.41%	0
2012	9.263096	10.690675	15.41%	0
2011*	10.000000	9.263096	-7.37%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.693259	3.910934	-31.31%	0
2013	4.962317	5.693259	14.73%	0
2012	5.413528	4.962317	-8.33%	0
2011	8.793553	5.413528	-38.44%	0
2010*	10.000000	8.793553	-12.06%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.920217	14.470607	32.51%	0
2013	8.305962	10.920217	31.47%	0
2012	8.799617	8.305962	-5.61%	0
2011*	10.000000	8.799617	-12.00%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.636231	7.301351	-4.39%	0
2013	7.770415	7.636231	-1.73%	0
2012	9.072504	7.770415	-14.35%	0
2011	8.323013	9.072504	9.01%	0
2010*	10.000000	8.323013	-16.77%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.232087	5.297879	1.26%	0
2013	6.724454	5.232087	-22.19%	0
2012	8.550555	6.724454	-21.36%	0
2011	8.526755	8.550555	0.28%	0
2010*	10.000000	8.526755	-14.73%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.248640	3.373767	-20.59%	0
2013	6.109937	4.248640	-30.46%	0
2012	7.639062	6.109937	-20.02%	0
2011	8.662657	7.639062	-11.82%	0
2010*	10.000000	8.662657	-13.37%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.411552	14.440061	16.34%	0
2013	10.064914	12.411552	23.32%	0
2012	9.263670	10.064914	8.65%	0
2011*	10.000000	9.263670	-7.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.042693	11.929170	-0.94%	0
2013	10.909391	12.042693	10.39%	0
2012	9.505726	10.909391	14.77%	0
2011*	10.000000	9.505726	-4.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.785075	15.832910	34.35%	0
2013	14.791393	11.785075	-20.32%	0
2012	14.872515	14.791393	-0.55%	0
2011	10.520691	14.872515	41.36%	0
2010*	10.000000	10.520691	5.21%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.705813	34.394928	33.80%	0
2013	14.575758	25.705813	76.36%	0
2012	11.063766	14.575758	31.74%	0
2011	11.367685	11.063766	-2.67%	0
2010*	10.000000	11.367685	13.68%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.824135	1.154342	-36.72%	0
2013	3.605455	1.824135	-49.41%	0
2012	5.651013	3.605455	-36.20%	0
2011	7.371725	5.651013	-23.34%	0
2010*	10.000000	7.371725	-26.28%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.891853	14.745494	24.00%	0
2013	10.654483	11.891853	11.61%	0
2012	10.801821	10.654483	-1.36%	0
2011*	10.000000	10.801821	8.02%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.139860	8.291874	1.87%	0
2013	6.396912	8.139860	27.25%	0
2012	5.228368	6.396912	22.35%	0
2011	6.825168	5.228368	-23.40%	0
2010	6.129826	6.825168	11.34%	0
2009	6.444607	6.129826	-4.88%	0
2008	11.120928	6.444607	-42.05%	393,493
2007	15.484682	11.120928	-28.18%	24,875
2006	14.130707	15.484682	9.58%	114,694
2005	14.753190	14.130707	-4.22%	100,968
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.075858	21.349820	-3.29%	0
2013	22.135515	22.075858	-0.27%	0
2012	20.296832	22.135515	9.06%	0
2011	24.665333	20.296832	-17.71%	0
2010	19.767823	24.665333	24.78%	0
2009	12.909512	19.767823	53.13%	141,225
2008	24.004045	12.909512	-46.22%	153
2007	18.192318	24.004045	31.95%	157,527
2006	15.101616	18.192318	20.47%	172,790
2005	14.735836	15.101616	2.48%	111,784

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.404247	29.283547	30.71%	0
2013	14.750197	22.404247	51.89%	0
2012	11.012668	14.750197	33.94%	0
2011	10.109359	11.012668	8.94%	0
2010	9.271074	10.109359	9.04%	0
2009	7.953583	9.271074	16.56%	656
2008	9.152675	7.953583	-13.10%	401,957
2007	8.900792	9.152675	2.83%	0
2006	9.346637	8.900792	-4.77%	0
2005	8.573891	9.346637	9.01%	197,121
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.609078	2.995835	-35.00%	0
2013	4.834538	4.609078	-4.66%	0
2012	4.978437	4.834538	-2.89%	0
2011	5.413803	4.978437	-8.04%	0
2010	5.087681	5.413803	6.41%	0
2009	4.629880	5.087681	9.89%	633,934
2008	9.221117	4.629880	-49.79%	426,820
2007	7.145827	9.221117	29.04%	600,428
2006	8.833283	7.145827	-19.10%	474,028
2005*	10.000000	8.833283	-11.67%	444,984
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.412089	28.191515	10.94%	0
2013	20.115869	25.412089	26.33%	0
2012	18.728532	20.115869	7.41%	0
2011	16.712887	18.728532	12.06%	0
2010	14.467036	16.712887	15.52%	0
2009	12.330059	14.467036	17.33%	100,320
2008	16.339876	12.330059	-24.54%	226,271
2007	14.935331	16.339876	9.40%	243,740
2006	12.912128	14.935331	15.67%	153,248
2005	13.160324	12.912128	-1.89%	137,767
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.306881	19.911730	15.05%	0
2013	10.799215	17.306881	60.26%	0
2012	9.359351	10.799215	15.38%	0
2011	8.709973	9.359351	7.46%	0
2010	7.097520	8.709973	22.72%	0
2009	5.264582	7.097520	34.82%	0
2008	13.961159	5.264582	-62.29%	1,478
2007	13.106588	13.961159	6.52%	0
2006	10.192508	13.106588	28.59%	0
2005	10.756857	10.192508	-5.25%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.987422	10.954049	21.88%	0
2013	6.756030	8.987422	33.03%	0
2012	6.787810	6.756030	-0.47%	0
2011	8.251485	6.787810	-17.74%	0
2010	7.646470	8.251485	7.91%	0
2009	4.517306	7.646470	69.27%	225,405
2008	9.192924	4.517306	-50.86%	3,430
2007	9.572737	9.192924	-3.97%	30,092
2006	9.482475	9.572737	0.95%	37,595
2005	9.267606	9.482475	2.32%	102,904
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.468314	21.215378	-19.85%	0
2013	21.763791	26.468314	21.62%	0
2012	21.577595	21.763791	0.86%	0
2011	23.266221	21.577595	-7.26%	0
2010	19.840121	23.266221	17.27%	0
2009	14.543202	19.840121	36.42%	62,511
2008	27.360545	14.543202	-46.85%	0
2007	20.852991	27.360545	31.21%	161,796
2006	18.913894	20.852991	10.25%	148,995
2005	13.859294	18.913894	36.47%	206,594
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.770771	20.720099	-30.40%	0
2013	24.396038	29.770771	22.03%	0
2012	24.668866	24.396038	-1.11%	0
2011	27.609680	24.668866	-10.65%	0
2010	22.237489	27.609680	24.16%	0
2009	13.899919	22.237489	59.98%	74,347
2008	33.285571	13.899919	-58.24%	503
2007	24.650320	33.285571	35.03%	97,219
2006	22.548914	24.650320	9.32%	7,609
2005	15.435656	22.548914	46.08%	127,964
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.940567	10.292234	-13.80%	0
2013	9.784516	11.940567	22.04%	0
2012	8.165295	9.784516	19.83%	0
2011	9.768046	8.165295	-16.41%	0
2010	11.114379	9.768046	-12.11%	0
2009	8.318171	11.114379	33.62%	68,500
2008	18.709022	8.318171	-55.54%	268
2007	16.800996	18.709022	11.36%	45,223
2006	13.169735	16.800996	27.57%	78,958
2005	12.570775	13.169735	4.76%	53,824

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.381981	11.512665	10.89%	0
2013	8.263118	10.381981	25.64%	0
2012	6.838097	8.263118	20.84%	0
2011	8.159856	6.838097	-16.20%	0
2010	7.243591	8.159856	12.65%	0
2009	6.144576	7.243591	17.89%	229,454
2008	12.007221	6.144576	-48.83%	297
2007	15.014224	12.007221	-20.03%	100,763
2006	13.057549	15.014224	14.99%	348,832
2005	12.822613	13.057549	1.83%	266,582
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.233755	20.206124	32.64%	0
2013	18.918968	15.233755	-19.48%	0
2012	18.647444	18.918968	1.46%	0
2011	13.380070	18.647444	39.37%	0
2010	12.337410	13.380070	8.45%	0
2009	18.296301	12.337410	-32.57%	173,843
2008	12.825779	18.296301	42.65%	262,576
2007	11.866687	12.825779	8.08%	269,216
2006	12.438774	11.866687	-4.60%	498,458
2005	11.726403	12.438774	6.07%	335,247
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.078963	23.419453	22.75%	0
2013	13.658260	19.078963	39.69%	0
2012	11.835263	13.658260	15.40%	0
2011	11.477112	11.835263	3.12%	0
2010	10.913145	11.477112	5.17%	0
2009	8.888518	10.913145	22.78%	132,068
2008	12.009381	8.888518	-25.99%	271,267
2007	11.500398	12.009381	4.43%	241,907
2006	11.107220	11.500398	3.54%	205,615
2005	10.191097	11.107220	8.99%	337,804
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.407389	26.520176	0.43%	0
2013	17.727540	26.407389	48.96%	0
2012	15.083111	17.727540	17.53%	0
2011	17.385276	15.083111	-13.24%	0
2010	14.614086	17.385276	18.96%	0
2009	8.945539	14.614086	63.37%	223,130
2008	16.475541	8.945539	-45.70%	927
2007	15.153512	16.475541	8.72%	163,341
2006	14.023233	15.153512	8.06%	0
2005	14.434804	14.023233	-2.85%	124,691

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.090005	0.839954	-22.94%	0
2013	1.972143	1.090005	-44.73%	0
2012	2.582107	1.972143	-23.62%	0
2011	3.594549	2.582107	-28.17%	0
2010	5.235117	3.594549	-31.34%	0
2009	9.602594	5.235117	-45.48%	0
2008	6.061153	9.602594	58.43%	0
2007	6.761771	6.061153	-10.36%	0
2006	8.774565	6.761771	-22.94%	0
2005	8.765261	8.774565	0.11%	58
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.035114	2.984422	-26.04%	0
2013	3.554163	4.035114	13.53%	0
2012	3.846703	3.554163	-7.60%	0
2011	5.614042	3.846703	-31.48%	0
2010	6.536858	5.614042	-14.12%	0
2009	5.557592	6.536858	17.62%	12,043
2008	8.084729	5.557592	-31.26%	0
2007	8.596468	8.084729	-5.95%	540
2006	8.072651	8.596468	6.49%	0
2005	8.648372	8.072651	-6.66%	59
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.346162	2.043841	-12.89%	0
2013	3.288599	2.346162	-28.66%	0
2012	4.089721	3.288599	-19.59%	0
2011	4.480476	4.089721	-8.72%	0
2010	6.088562	4.480476	-26.41%	0
2009	9.550648	6.088562	-36.25%	0
2008	7.213186	9.550648	32.41%	63,802
2007	7.471932	7.213186	-3.46%	0
2006	7.887178	7.471932	-5.26%	0
2005	8.718421	7.887178	-9.53%	63
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.367935	1.096387	-19.85%	0
2013	1.957456	1.367935	-30.12%	0
2012	2.442828	1.957456	-19.87%	0
2011	2.757832	2.442828	-11.42%	0
2010	3.556193	2.757832	-22.45%	0
2009	6.025216	3.556193	-40.98%	0
2008	4.132349	6.025216	45.81%	0
2007	4.729170	4.132349	-12.62%	0
2006	4.869267	4.729170	-2.88%	0
2005	4.881186	4.869267	-0.24%	104

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.108755	1.893333	-10.22%	0
2013	3.095938	2.108755	-31.89%	0
2012	3.840424	3.095938	-19.39%	0
2011	4.220070	3.840424	-9.00%	0
2010	5.919787	4.220070	-28.71%	0
2009	8.951107	5.919787	-33.87%	0
2008	7.287762	8.951107	22.82%	0
2007	7.022338	7.287762	3.78%	0
2006	8.096978	7.022338	-13.27%	0
2005	8.478793	8.096978	-4.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.713895	2.286786	-15.74%	0
2013	3.749479	2.713895	-27.62%	0
2012	4.585337	3.749479	-18.23%	0
2011	5.117854	4.585337	-10.41%	0
2010	6.256961	5.117854	-18.21%	0
2009	8.767822	6.256961	-28.64%	2,544
2008	6.392411	8.767822	37.16%	1,676
2007	6.436967	6.392411	-0.69%	0
2006	7.064846	6.436967	-8.89%	0
2005	7.227878	7.064846	-2.26%	71
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.082661	10.900600	-16.68%	0
2013	8.514028	13.082661	53.66%	0
2012	7.197061	8.514028	18.30%	0
2011	10.283124	7.197061	-30.01%	0
2010	9.020890	10.283124	13.99%	0
2009	7.405161	9.020890	21.82%	1,398
2008	11.216791	7.405161	-33.98%	1,281
2007	12.829427	11.216791	-12.57%	43,566
2006	12.387991	12.829427	3.56%	32,117
2005	10.449875	12.387991	18.55%	61,127
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.507827	27.006233	5.87%	0
2013	18.184060	25.507827	40.28%	0
2012	15.217191	18.184060	19.50%	0
2011	15.078791	15.217191	0.92%	0
2010	11.744438	15.078791	28.39%	0
2009	8.720668	11.744438	34.67%	139,183
2008	17.392200	8.720668	-49.86%	177
2007	18.118345	17.392200	-4.01%	135,091
2006	14.897328	18.118345	21.62%	176,138
2005	15.897651	14.897328	-6.29%	112,616

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.872390	34.038562	10.26%	0
2013	20.862256	30.872390	47.98%	0
2012	17.035978	20.862256	22.46%	0
2011	18.715927	17.035978	-8.98%	0
2010	13.813419	18.715927	35.49%	0
2009	9.202304	13.813419	50.11%	0
2008	20.686397	9.202304	-55.52%	888
2007	20.274117	20.686397	2.03%	255
2006	18.632431	20.274117	8.81%	0
2005	16.582268	18.632431	12.36%	102,697
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.664546	30.490042	34.53%	0
2013	12.767608	22.664546	77.52%	0
2012	9.664464	12.767608	32.11%	0
2011	9.878099	9.664464	-2.16%	0
2010	7.325278	9.878099	34.85%	0
2009	3.414404	7.325278	114.54%	3,892
2008	12.651473	3.414404	-73.01%	4,302
2007	10.019370	12.651473	26.27%	0
2006	9.699923	10.019370	3.29%	0
2005	10.155044	9.699923	-4.48%	962
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.164033	26.797269	15.68%	0
2013	17.468918	23.164033	32.60%	0
2012	15.188329	17.468918	15.02%	0
2011	15.091805	15.188329	0.64%	0
2010	12.931165	15.091805	16.71%	0
2009	8.636807	12.931165	49.72%	34,047
2008	15.095770	8.636807	-42.79%	500
2007	13.008344	15.095770	16.05%	1
2006	12.485130	13.008344	4.19%	0
2005	12.535295	12.485130	-0.40%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.071020	18.772317	16.81%	0
2013	10.950754	16.071020	46.76%	0
2012	9.094693	10.950754	20.41%	0
2011	9.341963	9.094693	-2.65%	0
2010	7.905673	9.341963	18.17%	0
2009	5.922998	7.905673	33.47%	399,619
2008	13.209113	5.922998	-55.16%	567,734
2007	13.262090	13.209113	-0.40%	680,385
2006	11.287805	13.262090	17.49%	489,535
2005	11.022102	11.287805	2.41%	672,148

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.066943	9.823915	-18.59%	0
2013	22.730135	12.066943	-46.91%	0
2012	24.063209	22.730135	-5.54%	0
2011	32.210262	24.063209	-25.29%	0
2010	23.682742	32.210262	36.01%	0
2009	16.110724	23.682742	47.00%	97,340
2008	26.624196	16.110724	-39.49%	128,925
2007	22.610892	26.624196	17.75%	103,882
2006	18.903440	22.610892	19.61%	8,341
2005	15.874784	18.903440	19.08%	146,766
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.943122	22.579040	19.19%	0
2013	18.501826	18.943122	2.39%	0
2012	15.872492	18.501826	16.57%	0
2011	15.756867	15.872492	0.73%	0
2010	12.811091	15.756867	22.99%	0
2009	10.382962	12.811091	23.39%	233,851
2008	18.063367	10.382962	-42.52%	114,015
2007	22.675449	18.063367	-20.34%	175,204
2006	17.609206	22.675449	28.77%	194,265
2005	16.683997	17.609206	5.55%	99,447
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.513623	25.165707	7.03%	0
2013	17.578734	23.513623	33.76%	0
2012	15.283717	17.578734	15.02%	0
2011	14.735233	15.283717	3.72%	0
2010	11.954290	14.735233	23.26%	0
2009	8.414836	11.954290	42.06%	120,176
2008	12.741059	8.414836	-33.95%	261,775
2007	14.801354	12.741059	-13.92%	28,244
2006	13.650665	14.801354	8.43%	221,258
2005	13.138110	13.650665	3.90%	138,253
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.032138	25.713869	2.72%	0
2013	16.027181	25.032138	56.19%	0
2012	13.326331	16.027181	20.27%	0
2011	15.406229	13.326331	-13.50%	0
2010	11.346363	15.406229	35.78%	0
2009	8.640799	11.346363	31.31%	6,547
2008	18.038589	8.640799	-52.10%	938
2007	19.638272	18.038589	-8.15%	8,132
2006	16.496990	19.638272	19.04%	4,510
2005	16.116349	16.496990	2.36%	48

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.065345	18.497954	22.78%	0
2013	9.065502	15.065345	66.18%	0
2012	7.113364	9.065502	27.44%	0
2011	7.518358	7.113364	-5.39%	0
2010	6.083441	7.518358	23.59%	0
2009	4.219357	6.083441	44.18%	0
2008	13.380714	4.219357	-68.47%	0
2007	13.502831	13.380714	-0.90%	0
2006	11.081617	13.502831	21.85%	0
2005	10.881586	11.081617	1.84%	867
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.791062	19.700714	10.73%	0
2013	12.780956	17.791062	39.20%	0
2012	11.451794	12.780956	11.61%	0
2011	11.753753	11.451794	-2.57%	0
2010	9.543644	11.753753	23.16%	0
2009	6.580498	9.543644	45.03%	139,414
2008	11.102557	6.580498	-40.73%	32,149
2007	10.744734	11.102557	3.33%	246
2006	10.348696	10.744734	3.83%	18,649
2005	10.322664	10.348696	0.25%	125
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.115793	19.796820	9.28%	0
2013	12.660814	18.115793	43.09%	0
2012	10.516410	12.660814	20.39%	0
2011	11.025607	10.516410	-4.62%	0
2010	9.303269	11.025607	18.51%	0
2009	6.244369	9.303269	48.99%	136,945
2008	12.347312	6.244369	-49.43%	31,807
2007	13.247397	12.347312	-6.79%	676
2006	11.429809	13.247397	15.90%	198,327
2005	11.136759	11.429809	2.63%	175
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.986035	23.259368	-3.03%	0
2013	18.165642	23.986035	32.04%	0
2012	15.891715	18.165642	14.31%	0
2011	16.240062	15.891715	-2.14%	0
2010	12.435706	16.240062	30.59%	0
2009	8.050822	12.435706	54.47%	199,131
2008	12.800523	8.050822	-37.11%	6,273
2007	11.983593	12.800523	6.82%	291
2006	11.796682	11.983593	1.58%	45
2005	10.744070	11.796682	9.80%	282

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.630044	19.584402	5.12%	0
2013	13.927112	18.630044	33.77%	0
2012	12.086473	13.927112	15.23%	0
2011	13.215184	12.086473	-8.54%	0
2010	11.168113	13.215184	18.33%	0
2009	7.303048	11.168113	52.92%	127,041
2008	13.153375	7.303048	-44.48%	2,334
2007	14.035026	13.153375	-6.28%	142
2006	12.170004	14.035026	15.32%	69,147
2005	11.405646	12.170004	6.70%	229
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.419017	20.112626	-1.50%	0
2013	14.670152	20.419017	39.19%	0
2012	13.465629	14.670152	8.95%	0
2011	13.206031	13.465629	1.97%	0
2010	10.691382	13.206031	23.52%	0
2009	8.101945	10.691382	31.96%	2,251
2008	12.523524	8.101945	-35.31%	28,580
2007	12.729095	12.523524	-1.61%	234
2006	11.995104	12.729095	6.12%	12,333
2005	11.466420	11.995104	4.61%	231
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.920838	17.883711	-0.21%	0
2013	12.738125	17.920838	40.69%	0
2012	10.743117	12.738125	18.57%	0
2011	12.043798	10.743117	-10.80%	0
2010	9.773884	12.043798	23.22%	0
2009	6.115030	9.773884	59.83%	3,027
2008	10.987915	6.115030	-44.35%	35,278
2007	14.008191	10.987915	-21.56%	0
2006	11.929661	14.008191	17.42%	21,810
2005	11.685931	11.929661	2.09%	193
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.357333	6.487092	21.09%	0
2013	5.605337	5.357333	-4.42%	0
2012	6.072325	5.605337	-7.69%	0
2011	6.438910	6.072325	-5.69%	0
2010	6.845423	6.438910	-5.94%	0
2009	8.257530	6.845423	-17.10%	0
2008	7.941493	8.257530	3.98%	102,457
2007	9.048439	7.941493	-12.23%	0
2006	10.278071	9.048439	-11.96%	0
2005*	10.000000	10.278071	2.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.442556	18.942884	8.60%	0
2013	13.078955	17.442556	33.36%	0
2012	11.857571	13.078955	10.30%	0
2011	13.257461	11.857571	-10.56%	0
2010	12.013546	13.257461	10.35%	0
2009	7.838167	12.013546	53.27%	140,117
2008	14.577702	7.838167	-46.23%	0
2007	13.409040	14.577702	8.72%	182,854
2006	12.855430	13.409040	4.31%	88,539
2005	12.656825	12.855430	1.57%	112,091
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.716736	8.810542	1.08%	0
2013	7.533778	8.716736	15.70%	0
2012	7.294300	7.533778	3.28%	0
2011	8.651136	7.294300	-15.68%	0
2010	7.669826	8.651136	12.79%	0
2009	6.050985	7.669826	26.75%	232
2008	11.238579	6.050985	-46.16%	232
2007	10.446917	11.238579	7.58%	243,552
2006	8.874006	10.446917	17.72%	280,817
2005	8.905179	8.874006	-0.35%	271,566
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.972058	28.996424	20.96%	0
2013	16.155682	23.972058	48.38%	0
2012	13.949386	16.155682	15.82%	0
2011	15.933050	13.949386	-12.45%	0
2010	13.030753	15.933050	22.27%	0
2009	11.269863	13.030753	15.62%	0
2008	15.308517	11.269863	-26.38%	243,011
2007	17.034022	15.308517	-10.13%	83,046
2006	16.103635	17.034022	5.78%	162,197
2005	15.069792	16.103635	6.86%	181,617
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.289909	16.087492	21.05%	0
2013	11.874224	13.289909	11.92%	0
2012	11.922249	11.874224	-0.40%	0
2011	10.408074	11.922249	14.55%	0
2010	9.886161	10.408074	5.28%	0
2009	8.819872	9.886161	12.09%	2,562
2008	12.714643	8.819872	-30.63%	400,461
2007	11.437847	12.714643	11.16%	250,736
2006	9.599120	11.437847	19.16%	262,168
2005	8.813757	9.599120	8.91%	168,621

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.883775	7.601968	-23.09%	0
2013	10.324966	9.883775	-4.27%	0
2012	10.401299	10.324966	-0.73%	0
2011	10.963217	10.401299	-5.13%	0
2010	11.791448	10.963217	-7.02%	0
2009	11.229233	11.791448	5.01%	0
2008	12.989929	11.229233	-13.55%	0
2007	11.165698	12.989929	16.34%	0
2006	9.711733	11.165698	14.97%	0
2005*	10.000000	9.711733	-2.88%	49
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.051408	10.036721	-0.15%	0
2013*	10.000000	10.051408	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.749967	10.894765	1.35%	0
2013	11.961046	10.749967	-10.13%	0
2012	10.302027	11.961046	16.10%	0
2011*	10.000000	10.302027	3.02%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.596803	5.97%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.718208	12.019813	12.14%	0
2013	10.602176	10.718208	1.09%	0
2012	8.283502	10.602176	27.99%	0
2011*	10.000000	8.283502	-17.16%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.333188	11.385999	0.47%	0
2013	9.939894	11.333188	14.02%	0
2012	8.875921	9.939894	11.99%	0
2011*	10.000000	8.875921	-11.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.518825	6.787943	-20.32%	0
2013	7.824346	8.518825	8.88%	0
2012	7.683626	7.824346	1.83%	0
2011*	10.000000	7.683626	-23.16%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.909762	9.657032	-2.55%	0
2013	9.577053	9.909762	3.47%	0
2012	9.595491	9.577053	-0.19%	0
2011*	10.000000	9.595491	-4.05%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.586388	12.217770	5.45%	875
2013	10.121685	11.586388	14.47%	875
2012	9.068452	10.121685	11.61%	794
2011*	10.000000	9.068452	-9.32%	479
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.365417	11.420254	10.18%	15,485
2013*	10.000000	10.365417	3.65%	251
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.117252	10.289101	1.70%	15,115
2013	11.228685	10.117252	-9.90%	15,842
2012	10.621413	11.228685	5.72%	62,054
2011*	10.000000	10.621413	6.21%	13,380
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.529311	19.415432	10.76%	8,144
2013	13.109237	17.529311	33.72%	5,090
2012	11.605090	13.109237	12.96%	15,290
2011	11.431878	11.605090	1.52%	25,021
2010	10.172635	11.431878	12.38%	22,726
2009	8.749447	10.172635	16.27%	59,455
2008	13.586574	8.749447	-35.60%	26,088
2007	13.810980	13.586574	-1.62%	30,495
2006	11.980593	13.810980	15.28%	42,489
2005	11.630078	11.980593	3.01%	33,962
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.947844	17.272072	8.30%	300
2013	11.822523	15.947844	34.89%	1,835
2012	10.539893	11.822523	12.17%	1,679
2011	10.592400	10.539893	-0.50%	1,679
2010	9.266680	10.592400	14.31%	239
2009	6.996246	9.266680	32.45%	239
2008	12.152149	6.996246	-42.43%	261
2007	10.198904	12.152149	19.15%	5,328
2006	10.710257	10.198904	-4.77%	1,943
2005	10.647562	10.710257	0.59%	7,435
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.219646	21.396752	11.33%	121,734
2013	14.820164	19.219646	29.69%	21,217
2012	13.138939	14.820164	12.80%	3,372
2011	13.211351	13.138939	-0.55%	5,758
2010	11.831132	13.211351	11.67%	5,856
2009	10.026297	11.831132	18.00%	14,263
2008	13.908605	10.026297	-27.91%	16,798
2007	14.894121	13.908605	-6.62%	25,606
2006	12.749662	14.894121	16.82%	63,318
2005	12.329169	12.749662	3.41%	24,965

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.467534	11.502352	0.30%	2,010
2013*	10.000000	11.467534	14.68%	2,677
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.265674	12.308880	0.35%	106,473
2013	10.889008	12.265674	12.64%	133,358
2012	10.058345	10.889008	8.26%	165,186
2011	10.602307	10.058345	-5.13%	164,215
2010*	10.000000	10.602307	6.02%	131,171
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.657561	7.073338	-18.30%	488
2013	9.800511	8.657561	-11.66%	488
2012	10.168238	9.800511	-3.62%	1,234
2011	11.823899	10.168238	-14.00%	2,475
2010*	10.000000	11.823899	18.24%	1,136
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.158390	-8.42%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.328756	13.29%	2,246
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.717818	10.540533	-1.65%	0
2013	10.473195	10.717818	2.34%	11,782
2012*	10.000000	10.473195	4.73%	105,413
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.871107	8.71%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.394034	11.838696	3.90%	0
2013	10.034224	11.394034	13.55%	1,275
2012	9.081420	10.034224	10.49%	0
2011*	10.000000	9.081420	-9.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.950236	14.125158	1.25%	27,981
2013	11.448429	13.950236	21.85%	30,894
2012	10.083072	11.448429	13.54%	26,781
2011	10.401894	10.083072	-3.07%	8,931
2010*	10.000000	10.401894	4.02%	9,809
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.534763	10.850216	2.99%	9,909
2013*	10.000000	10.534763	5.35%	8,777

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.407957	11.872265	4.07%	2,849
2013*	10.000000	11.407957	14.08%	1,015
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.262501	10.502054	2.33%	0
2013*	10.000000	10.262501	2.63%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.137455	12.364158	1.87%	22,209
2013	9.987914	12.137455	21.52%	20,880
2012	8.922546	9.987914	11.94%	17,107
2011	9.776485	8.922546	-8.73%	23,122
2010	8.624898	9.776485	13.35%	32,772
2009	6.284277	8.624898	37.25%	13,179
2008	11.216518	6.284277	-43.97%	9,180
2007	10.014765	11.216518	12.00%	106,627
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.198524	11.333622	1.21%	15,709
2013	9.578943	11.198524	16.91%	17,273
2012	8.655422	9.578943	10.67%	18,505
2011	9.177863	8.655422	-5.69%	20,103
2010	8.195399	9.177863	11.99%	24,410
2009	6.130146	8.195399	33.69%	11,061
2008	10.761177	6.130146	-43.03%	8,866
2007*	10.000000	10.761177	7.61%	18,413
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.044659	11.069186	0.22%	33,719
2013	10.183330	11.044659	8.46%	31,200
2012	9.336813	10.183330	9.07%	17,186
2011	9.509843	9.336813	-1.82%	28,765
2010	8.703335	9.509843	9.27%	24,263
2009	7.211782	8.703335	20.68%	14,911
2008	10.475875	7.211782	-31.16%	1,231
2007	10.018045	10.475875	4.57%	4,907
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.929825	7.646846	10.35%	58,531
2013	6.861281	6.929825	1.00%	54,375
2012	7.849042	6.861281	-12.58%	68,040
2011	8.725109	7.849042	-10.04%	95,238
2010	9.187324	8.725109	-5.03%	105,607
2009	9.722257	9.187324	-5.50%	85,954
2008*	10.000000	9.722257	-2.78%	23,802

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.903012	14.070051	1.20%	91,761
2013	12.022915	13.903012	15.64%	71,043
2012	11.694463	12.022915	2.81%	78,388
2011	12.712457	11.694463	-8.01%	95,058
2010	11.611045	12.712457	9.49%	101,724
2009	9.265042	11.611045	25.32%	117,367
2008	15.880039	9.265042	-41.66%	240,088
2007	13.142096	15.880039	20.83%	288,835
2006	11.983958	13.142096	9.66%	257,783
2005	10.704419	11.983958	11.95%	166,294
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.820799	9.088717	3.04%	67,810
2013	8.813967	8.820799	0.08%	91,386
2012	8.758205	8.813967	0.64%	93,939
2011	8.604833	8.758205	1.78%	61,541
2010	8.231416	8.604833	4.54%	54,498
2009	8.644923	8.231416	-4.78%	39,286
2008	10.803638	8.644923	-19.98%	83,822
2007	10.569317	10.803638	2.22%	35,890
2006	10.066631	10.569317	4.99%	64,193
2005*	10.000000	10.066631	0.67%	2,028
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.145613	10.226177	0.79%	7,111
2013*	10.000000	10.145613	1.46%	6,902
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.058330	10.432096	3.72%	0
2013*	10.000000	10.058330	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.003227	10.410522	4.07%	2,112
2013*	10.000000	10.003227	0.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.762871	12.836111	-6.73%	99,740
2013	11.171791	13.762871	23.19%	123,433
2012	9.522114	11.171791	17.32%	118,149
2011	10.422818	9.522114	-8.64%	155,802
2010*	10.000000	10.422818	4.23%	159,389
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.826132	9.225222	-6.12%	3,848
2013*	10.000000	9.826132	-1.74%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.000917	9.697275	-3.04%	0
2013*	10.000000	10.000917	0.01%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.866344	11.152304	2.63%	1,672
2013	10.168752	10.866344	6.86%	1,719
2012	9.453453	10.168752	7.57%	0
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.794037	12.893318	9.32%	4,511
2013*	10.000000	11.794037	17.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.874376	13.307364	3.36%	59,083
2013	10.607154	12.874376	21.37%	59,415
2012	9.311149	10.607154	13.92%	3,151
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.827707	-1.72%	50,041
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.217106	2.17%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.783342	11.963642	1.53%	0
2013*	10.000000	11.783342	17.83%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.518143	11.550407	0.28%	0
2013*	10.000000	11.518143	15.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.409179	14.823756	2.88%	92
2013	11.304059	14.409179	27.47%	1,164
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.531997	12.867963	2.68%	36,255
2013	11.102027	12.531997	12.88%	2,180
2012	10.154090	11.102027	9.34%	832
2011	10.454235	10.154090	-2.87%	921
2010*	10.000000	10.454235	4.54%	803
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.421872	13.834546	3.07%	2,062
2013	11.244230	13.421872	19.37%	1,126
2012	10.050506	11.244230	11.88%	9,827
2011	10.572946	10.050506	-4.94%	13,193
2010*	10.000000	10.572946	5.73%	9,827

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.210176	11.404652	1.73%	7,102
2013	10.851386	11.210176	3.31%	7,267
2012	10.253743	10.851386	5.83%	55,171
2011	10.269908	10.253743	-0.16%	13,269
2010*	10.000000	10.269908	2.70%	23,504
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.277822	10.347208	0.68%	0
2013*	10.000000	10.277822	2.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.349816	10.292653	-0.55%	0
2013*	10.000000	10.349816	3.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.962401	13.344697	2.95%	22,674
2013	11.176511	12.962401	15.98%	22,891
2012	10.103127	11.176511	10.62%	16,973
2011	10.506962	10.103127	-3.84%	20,586
2010*	10.000000	10.506962	5.07%	24,558
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.780541	14.185826	2.94%	2,012
2013	11.263125	13.780541	22.35%	4,450
2012	9.984527	11.263125	12.81%	3,377
2011	10.638391	9.984527	-6.15%	3,377
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.105211	12.404093	2.47%	0
2013	11.053521	12.105211	9.51%	0
2012	10.203170	11.053521	8.33%	2,648
2011	10.391563	10.203170	-1.81%	2,605
2010*	10.000000	10.391563	3.92%	2,226
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.417917	10.757126	3.26%	4,583
2013	10.803282	10.417917	-3.57%	1,981
2012	10.244577	10.803282	5.45%	10,727
2011*	10.000000	10.244577	2.45%	811
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.640620	-3.59%	7,407
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.727860	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.223195	2.23%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.148247	1.48%	96,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.335462	3.35%	6,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.238789	2.39%	8,201
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.315497	3.15%	7,818
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.143109	1.43%	56,041
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.257041	10.346053	0.87%	0
2013*	10.000000	10.257041	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.321864	10.338053	0.16%	0
2013*	10.000000	10.321864	3.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.302955	3.03%	216,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.306302	3.06%	52,873
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.233971	2.34%	26,052
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.386257	9.240774	-1.55%	726,958
2013	9.534036	9.386257	-1.55%	830,426
2012	9.684549	9.534036	-1.55%	1,273,281
2011	9.836593	9.684549	-1.55%	1,353,846
2010	9.991444	9.836593	-1.55%	1,317,790
2009*	10.000000	9.991444	-0.09%	1,746,503
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.563126	9.780540	2.27%	7,897
2013*	10.000000	9.563126	-4.37%	4,823
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.430055	13.043120	-2.88%	834
2013	11.266729	13.430055	19.20%	648
2012	9.906930	11.266729	13.73%	455
2011	11.134127	9.906930	-11.02%	0
2010*	10.000000	11.134127	11.34%	14,099

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.994425	-10.06%	1,919
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.505188	16.813998	8.44%	1,328
2013	11.716959	15.505188	32.33%	5,477
2012	10.247830	11.716959	14.34%	4,109
2011	10.756545	10.247830	-4.73%	530
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.589452	15.834591	8.53%	0
2013	10.974850	14.589452	32.94%	1,997
2012	9.480297	10.974850	15.76%	0
2011	10.253993	9.480297	-7.55%	86
2010*	10.000000	10.253993	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.376063	22.918089	2.42%	93
2013	16.357676	22.376063	36.79%	93
2012	14.460599	16.357676	13.12%	93
2011	15.336490	14.460599	-5.71%	97
2010	12.283463	15.336490	24.85%	97
2009*	10.000000	12.283463	22.83%	213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.246533	16.589658	2.11%	3,144
2013	11.905849	16.246533	36.46%	4,244
2012	10.548903	11.905849	12.86%	2,891
2011	11.213788	10.548903	-5.93%	4,199
2010*	10.000000	11.213788	12.14%	1,630
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.843028	18.252162	15.21%	2,488
2013	11.860726	15.843028	33.58%	2,246
2012	10.355249	11.860726	14.54%	864
2011	10.767915	10.355249	-3.83%	289
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.022321	10.22%	4,436
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.728143	7.28%	121
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.408504	4.09%	16,263
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.872992	8.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.304834	11.781191	26.61%	10,134
2013*	10.000000	9.304834	-6.95%	284
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.983037	9.876846	-1.06%	73,424
2013	10.129538	9.983037	-1.45%	16,823
2012	9.939207	10.129538	1.91%	8,690
2011*	10.000000	9.939207	-0.61%	3,818
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.130092	9.943553	-1.84%	4,980
2013*	10.000000	10.130092	1.30%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.648694	9.632327	-0.17%	0
2013*	10.000000	9.648694	-3.51%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.838116	10.415899	5.87%	0
2013	9.616294	9.838116	2.31%	1,124
2012*	10.000000	9.616294	-3.84%	580
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.505948	10.231812	-2.61%	252
2013	10.201818	10.505948	2.98%	1,724
2012*	10.000000	10.201818	2.02%	1,507
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.410296	11.464394	0.47%	12,059
2013*	10.000000	11.410296	14.10%	8,890
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.604081	10.487199	-1.10%	41,780
2013	10.759277	10.604081	-1.44%	31,251
2012	9.519492	10.759277	13.02%	21,739
2011*	10.000000	9.519492	-4.81%	20,350
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.676703	7.752739	-19.88%	556
2013	11.525017	9.676703	-16.04%	1,653
2012	11.136280	11.525017	3.49%	4,047
2011	12.234168	11.136280	-8.97%	3,883
2010*	10.000000	12.234168	22.34%	11,986

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.741140	11.721514	-0.17%	13,024
2013	12.829384	11.741140	-8.48%	14,521
2012	11.065833	12.829384	15.94%	44,740
2011	10.582352	11.065833	4.57%	16,715
2010*	10.000000	10.582352	5.82%	14,028
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.059668	10.921017	-1.25%	12,262
2013	12.023365	11.059668	-8.02%	15,704
2012	11.605905	12.023365	3.60%	16,660
2011	10.873027	11.605905	6.74%	38,511
2010*	10.000000	10.873027	8.73%	21,591
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.889103	10.951726	0.58%	24,382
2013	12.096785	10.889103	-9.98%	22,560
2012	11.498624	12.096785	5.20%	26,055
2011	10.868811	11.498624	5.79%	34,472
2010*	10.000000	10.868811	8.69%	16,164
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.564352	12.769482	1.63%	8,541
2013	12.081991	12.564352	3.99%	24,428
2012	10.747168	12.081991	12.42%	61,453
2011	10.573967	10.747168	1.64%	85,497
2010*	10.000000	10.573967	5.74%	36,629
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.028369	9.946807	-0.81%	149,154
2013	10.209971	10.028369	-1.78%	170,158
2012	9.807204	10.209971	4.11%	146,455
2011*	10.000000	9.807204	-1.93%	13,609
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.381645	10.646686	2.55%	40,042
2013	10.766121	10.381645	-3.57%	60,849
2012	9.987223	10.766121	7.80%	90,873
2011*	10.000000	9.987223	-0.13%	48,957
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.929045	10.062851	1.35%	1,517
2013*	10.000000	9.929045	-0.71%	1,961
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.902933	7.643063	-14.15%	1,386
2013	9.245660	8.902933	-3.71%	4,866
2012	8.410920	9.245660	9.92%	5,410
2011	11.184389	8.410920	-24.80%	13,451
2010*	10.000000	11.184389	11.84%	21,309

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.065247	12.824643	-1.84%	9,130
2013	11.869673	13.065247	10.07%	9,130
2012	10.421356	11.869673	13.90%	11,700
2011	10.804407	10.421356	-3.55%	12,200
2010*	10.000000	10.804407	8.04%	7,645
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.380998	13.481738	0.75%	13,929
2013	12.353980	13.380998	8.31%	502,939
2012	10.995766	12.353980	12.35%	534,519
2011	10.870111	10.995766	1.16%	26,937
2010*	10.000000	10.870111	8.70%	46,768
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.267033	9.949313	-3.09%	91
2013	9.070604	10.267033	13.19%	0
2012	7.978850	9.070604	13.68%	634
2011	11.101281	7.978850	-28.13%	0
2010*	10.000000	11.101281	11.01%	1,265
ProFunds - ProFund VP Banks - Q/NQ
2014	12.852656	13.966438	8.67%	1,606
2013	9.782219	12.852656	31.39%	6,032
2012	7.448418	9.782219	31.33%	1,740
2011*	10.000000	7.448418	-25.52%	7,846
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.596541	9.607100	0.11%	516
2013	8.230525	9.596541	16.60%	2,535
2012	7.706440	8.230525	6.80%	2,770
2011*	10.000000	7.706440	-22.94%	1,754
ProFunds - ProFund VP Bear - Q/NQ
2014	4.772106	4.028722	-15.58%	2,150
2013	6.599518	4.772106	-27.69%	2,986
2012	8.037635	6.599518	-17.89%	6,248
2011	8.959978	8.037635	-10.29%	18,364
2010*	10.000000	8.959978	-10.40%	9,574
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.446517	27.390781	27.72%	21,140
2013	12.934434	21.446517	65.81%	22,377
2012	9.337459	12.934434	38.52%	5,881
2011*	10.000000	9.337459	-6.63%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.600077	16.022222	9.74%	24,524
2013	11.429025	14.600077	27.75%	7,342
2012	10.193581	11.429025	12.12%	10,020
2011	10.353649	10.193581	-1.55%	3,890
2010*	10.000000	10.353649	3.54%	7,952
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.622096	14.782543	8.52%	1,050
2013	10.771734	13.622096	26.46%	493
2012	9.869870	10.771734	9.14%	10,157
2011*	10.000000	9.869870	-1.30%	927
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.924210	17.630941	10.72%	3,635
2013	11.564259	15.924210	37.70%	6,255
2012	9.620547	11.564259	20.20%	13,302
2011*	10.000000	9.620547	-3.79%	591
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.400843	7.987715	-4.92%	13,940
2013	9.118802	8.400843	-7.87%	34,749
2012	8.691660	9.118802	4.91%	22,348
2011	10.994712	8.691660	-20.95%	4,869
2010*	10.000000	10.994712	9.95%	26,005
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.045180	11.732382	-10.06%	878
2013	10.893590	13.045180	19.75%	5,215
2012	9.490440	10.893590	14.78%	7,544
2011	10.579665	9.490440	-10.30%	0
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.190274	14.663217	11.17%	13,772
2013	10.143941	13.190274	30.03%	16,637
2012	8.260954	10.143941	22.79%	3,091
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.244523	18.565088	21.78%	42,682
2013	11.079480	15.244523	37.59%	28,579
2012	9.585817	11.079480	15.58%	5,374
2011*	10.000000	9.585817	-4.14%	8,570
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.520305	14.053130	3.94%	9,528
2013	9.937943	13.520305	36.05%	4,683
2012	8.717387	9.937943	14.00%	781
2011*	10.000000	8.717387	-12.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.278947	11.108439	-9.53%	3,649
2013	10.437614	12.278947	17.64%	10,967
2012	9.145157	10.437614	14.13%	5,037
2011	10.843885	9.145157	-15.67%	3,382
2010*	10.000000	10.843885	8.44%	1,562
ProFunds - ProFund VP Internet - Q/NQ
2014	14.869816	14.803534	-0.45%	7,324
2013	9.955689	14.869816	49.36%	9,670
2012	8.443886	9.955689	17.90%	6,027
2011*	10.000000	8.443886	-15.56%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.622743	12.828011	1.63%	5,332
2013	8.649298	12.622743	45.94%	12,860
2012	7.145809	8.649298	21.04%	254
2011	8.910045	7.145809	-19.80%	1,456
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.253930	18.723293	15.19%	13,269
2013	12.295525	16.253930	32.19%	7,920
2012	10.745359	12.295525	14.43%	1,266
2011	10.757626	10.745359	-0.11%	490
2010*	10.000000	10.757626	7.58%	7,609
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.766518	12.080188	-12.25%	67,017
2013	11.270307	13.766518	22.15%	5,262
2012	11.125823	11.270307	1.30%	7,648
2011	11.052374	11.125823	0.66%	15,248
2010*	10.000000	11.052374	10.52%	53,582
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.808514	17.401507	17.51%	23,122
2013	11.427433	14.808514	29.59%	20,563
2012	10.377513	11.427433	10.12%	14,777
2011*	10.000000	10.377513	3.78%	54,502
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.249933	3.185431	-25.05%	71,287
2013	6.956656	4.249933	-38.91%	64,765
2012	8.269407	6.956656	-15.87%	98,151
2011*	10.000000	8.269407	-17.31%	52,458
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.525781	12.955123	23.08%	14,739
2013	10.681644	10.525781	-1.46%	7,437
2012	9.259981	10.681644	15.35%	14,460
2011*	10.000000	9.259981	-7.40%	8,445

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.682680	3.901683	-31.34%	565
2013	4.955614	5.682680	14.67%	5,563
2012	5.408958	4.955614	-8.38%	6,614
2011	8.790588	5.408958	-38.47%	2,507
2010*	10.000000	8.790588	-12.09%	98,203
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.905437	14.443694	32.44%	17,863
2013	8.298932	10.905437	31.41%	1,816
2012	8.796647	8.298932	-5.66%	10,228
2011*	10.000000	8.796647	-12.03%	10,000
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.622011	7.284061	-4.43%	341
2013	7.759891	7.622011	-1.78%	341
2012	9.064841	7.759891	-14.40%	611
2011	8.320203	9.064841	8.95%	2,384
2010*	10.000000	8.320203	-16.80%	3,258
ProFunds - ProFund VP Short International - Q/NQ
2014	5.222361	5.285353	1.21%	365
2013	6.715359	5.222361	-22.23%	378
2012	8.543350	6.715359	-21.40%	2,060
2011	8.523872	8.543350	0.23%	3,887
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.240726	3.365770	-20.63%	0
2013	6.101677	4.240726	-30.50%	1,343
2012	7.632629	6.101677	-20.06%	3,677
2011	8.659740	7.632629	-11.86%	5,455
2010*	10.000000	8.659740	-13.40%	12,062
ProFunds - ProFund VP Technology - Q/NQ
2014	12.394768	14.413230	16.28%	5,779
2013	10.056408	12.394768	23.25%	5,136
2012	9.260549	10.056408	8.59%	3,625
2011*	10.000000	9.260549	-7.39%	1,300
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.026409	11.906983	-0.99%	1,266
2013	10.900166	12.026409	10.33%	516
2012	9.502530	10.900166	14.71%	516
2011*	10.000000	9.502530	-4.97%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.763190	15.795504	34.28%	1,753
2013	14.771422	11.763190	-20.37%	2,845
2012	14.859996	14.771422	-0.60%	4,475
2011	10.517150	14.859996	41.29%	5,329
2010*	10.000000	10.517150	5.17%	3,881
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.658100	34.313686	33.73%	2,225
2013	14.556071	25.658100	76.27%	1,429
2012	11.054441	14.556071	31.68%	5,596
2011	11.363866	11.054441	-2.72%	15,232
2010*	10.000000	11.363866	13.64%	9,553
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.820737	1.151612	-36.75%	23,984
2013	3.600572	1.820737	-49.43%	0
2012	5.646244	3.600572	-36.23%	13,478
2011	7.369239	5.646244	-23.38%	0
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.875769	14.718076	23.93%	24,050
2013	10.645473	11.875769	11.56%	10,349
2012	10.798185	10.645473	-1.41%	12,888
2011*	10.000000	10.798185	7.98%	1,863
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.089399	8.236296	1.82%	3,298
2013	6.360487	8.089399	27.18%	4,001
2012	5.201242	6.360487	22.29%	22,035
2011	6.793194	5.201242	-23.43%	2,220
2010	6.104197	6.793194	11.29%	14,774
2009	6.420912	6.104197	-4.93%	1,591
2008	11.085711	6.420912	-42.08%	98,622
2007	15.443549	11.085711	-28.22%	14,973
2006	14.100315	15.443549	9.53%	36,661
2005	14.728905	14.100315	-4.27%	14,655
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.938995	21.206674	-3.34%	4,092
2013	22.009457	21.938995	-0.32%	15,617
2012	20.191529	22.009457	9.00%	11,770
2011	24.549799	20.191529	-17.75%	20,298
2010	19.685219	24.549799	24.71%	69,806
2009	12.862097	19.685219	53.05%	105,879
2008	23.928062	12.862097	-46.25%	47,230
2007	18.143987	23.928062	31.88%	67,138
2006	15.069119	18.143987	20.41%	92,517
2005	14.711572	15.069119	2.43%	39,844

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.265304	29.087182	30.64%	14,692
2013	14.666155	22.265304	51.81%	17,772
2012	10.955491	14.666155	33.87%	18,756
2011	10.061969	10.955491	8.88%	26,181
2010	9.232292	10.061969	8.99%	44,613
2009	7.924338	9.232292	16.51%	57,236
2008	9.123656	7.924338	-13.15%	123,049
2007	8.877106	9.123656	2.78%	54,345
2006	9.326503	8.877106	-4.82%	28,286
2005	8.559762	9.326503	8.96%	76,934
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.589825	2.981812	-35.03%	33,363
2013	4.816782	4.589825	-4.71%	42,075
2012	4.962667	4.816782	-2.94%	37,739
2011	5.399392	4.962667	-8.09%	65,832
2010	5.076719	5.399392	6.36%	92,479
2009	4.622252	5.076719	9.83%	33,955
2008	9.210605	4.622252	-49.82%	42,457
2007	7.141327	9.210605	28.98%	113,988
2006	8.832201	7.141327	-19.14%	23,293
2005*	10.000000	8.832201	-11.68%	18,457
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.254565	28.002554	10.88%	6,869
2013	20.001322	25.254565	26.26%	14,385
2012	18.631366	20.001322	7.35%	17,404
2011	16.634600	18.631366	12.00%	24,518
2010	14.406575	16.634600	15.47%	22,433
2009	12.284767	14.406575	17.27%	40,087
2008	16.288137	12.284767	-24.58%	17,529
2007	14.895641	16.288137	9.35%	16,831
2006	12.884330	14.895641	15.61%	35,093
2005	13.138652	12.884330	-1.94%	7,064
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.222138	19.804167	14.99%	38,481
2013	10.751796	17.222138	60.18%	23,114
2012	9.323001	10.751796	15.33%	22,730
2011	8.680552	9.323001	7.40%	54,073
2010	7.077132	8.680552	22.66%	20,837
2009	5.252120	7.077132	34.75%	81,932
2008	13.935235	5.252120	-62.31%	172,830
2007	13.088921	13.935235	6.47%	128,305
2006	10.183933	13.088921	28.53%	123,792
2005	10.753252	10.183933	-5.29%	45,661

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.931661	10.880549	21.82%	7,590
2013	6.717520	8.931661	32.96%	7,517
2012	6.752568	6.717520	-0.52%	11,005
2011	8.212811	6.752568	-17.78%	12,524
2010	7.614494	8.212811	7.86%	39,945
2009	4.500703	7.614494	69.18%	150,290
2008	9.163793	4.500703	-50.89%	8,618
2007	9.547284	9.163793	-4.02%	5,382
2006	9.462053	9.547284	0.90%	24,356
2005	9.252331	9.462053	2.27%	11,543
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.304229	21.073139	-19.89%	42,298
2013	21.639854	26.304229	21.55%	6,260
2012	21.465652	21.639854	0.81%	8,148
2011	23.157245	21.465652	-7.30%	20,563
2010	19.757216	23.157245	17.21%	27,061
2009	14.489790	19.757216	36.35%	68,207
2008	27.273941	14.489790	-46.87%	39,047
2007	20.797602	27.273941	31.14%	84,328
2006	18.873199	20.797602	10.20%	41,166
2005	13.836471	18.873199	36.40%	47,434
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.586159	20.581136	-30.44%	45,220
2013	24.257068	29.586159	21.97%	11,672
2012	24.540844	24.257068	-1.16%	11,436
2011	27.480334	24.540844	-10.70%	20,274
2010	22.144553	27.480334	24.10%	48,744
2009	13.848850	22.144553	59.90%	74,139
2008	33.180175	13.848850	-58.26%	42,437
2007	24.584817	33.180175	34.96%	54,713
2006	22.500391	24.584817	9.26%	34,129
2005	15.410229	22.500391	46.01%	50,580
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.866500	10.223192	-13.85%	8,789
2013	9.728764	11.866500	21.97%	28,318
2012	8.122893	9.728764	19.77%	28,789
2011	9.722259	8.122893	-16.45%	10,178
2010	11.067885	9.722259	-12.16%	18,516
2009	8.287590	11.067885	33.55%	26,798
2008	18.649748	8.287590	-55.56%	44,534
2007	16.756318	18.649748	11.30%	157,885
2006	13.141356	16.756318	27.51%	108,235
2005	12.550037	13.141356	4.71%	55,750

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.317602	11.435465	10.83%	17,472
2013	8.216037	10.317602	25.58%	13,484
2012	6.802596	8.216037	20.78%	16,270
2011	8.121610	6.802596	-16.24%	17,601
2010	7.213287	8.121610	12.59%	23,430
2009	6.121981	7.213287	17.83%	25,107
2008	11.969183	6.121981	-48.85%	90,033
2007	14.974312	11.969183	-20.07%	53,019
2006	13.029429	14.974312	14.93%	51,630
2005	12.801486	13.029429	1.78%	17,204
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.139329	20.070675	32.57%	23,631
2013	18.811249	15.139329	-19.52%	14,002
2012	18.550711	18.811249	1.40%	21,448
2011	13.317393	18.550711	39.30%	38,614
2010	12.285855	13.317393	8.40%	51,299
2009	18.229096	12.285855	-32.60%	80,419
2008	12.785159	18.229096	42.58%	53,619
2007	11.835145	12.785159	8.03%	106,462
2006	12.411996	11.835145	-4.65%	47,978
2005	11.707086	12.411996	6.02%	63,711
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.960764	23.262542	22.69%	21,828
2013	13.580532	18.960764	39.62%	28,288
2012	11.773902	13.580532	15.34%	26,765
2011	11.423376	11.773902	3.07%	37,776
2010	10.867554	11.423376	5.11%	36,888
2009	8.855876	10.867554	22.72%	53,142
2008	11.971360	8.855876	-26.02%	83,955
2007	11.469837	11.971360	4.37%	60,785
2006	11.083330	11.469837	3.49%	54,270
2005	10.174316	11.083330	8.93%	49,375
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.243614	26.342319	0.38%	9,384
2013	17.626534	26.243614	48.89%	15,407
2012	15.004814	17.626534	17.47%	13,069
2011	17.303796	15.004814	-13.29%	20,336
2010	14.552969	17.303796	18.90%	65,224
2009	8.912645	14.552969	63.28%	66,701
2008	16.423342	8.912645	-45.73%	1,392
2007	15.113218	16.423342	8.67%	27,282
2006	13.993041	15.113218	8.01%	27,976
2005	14.411024	13.993041	-2.90%	45,498

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.084664	0.835409	-22.98%	23,449
2013	1.963488	1.084664	-44.76%	9,975
2012	2.572088	1.963488	-23.66%	59,403
2011	3.582416	2.572088	-28.20%	19,503
2010	5.220099	3.582416	-31.37%	64,480
2009	9.579923	5.220099	-45.51%	69,083
2008	6.049907	9.579923	58.35%	22,478
2007	6.752665	6.049907	-10.41%	42,581
2006	8.767180	6.752665	-22.98%	30,564
2005	8.762318	8.767180	0.06%	4,793
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.013317	2.966791	-26.08%	23,642
2013	3.536752	4.013317	13.47%	69,775
2012	3.829815	3.536752	-7.65%	44,234
2011	5.592222	3.829815	-31.52%	49,382
2010	6.514747	5.592222	-14.16%	51,482
2009	5.541602	6.514747	17.56%	124,700
2008	8.065565	5.541602	-31.29%	79,133
2007	8.580497	8.065565	-6.00%	70,183
2006	8.061736	8.580497	6.43%	24,873
2005	8.641047	8.061736	-6.70%	35,792
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.334681	2.032801	-12.93%	26,089
2013	3.274174	2.334681	-28.69%	26,775
2012	4.073842	3.274174	-19.63%	27,557
2011	4.465344	4.073842	-8.77%	31,401
2010	6.071083	4.465344	-26.45%	513
2009	9.528070	6.071083	-36.28%	10,006
2008	7.199783	9.528070	32.34%	3,730
2007	7.461869	7.199783	-3.51%	11,210
2006	7.880538	7.461869	-5.31%	7,708
2005	8.715499	7.880538	-9.58%	5,677
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.359452	1.089036	-19.89%	44,732
2013	1.946308	1.359452	-30.15%	49,005
2012	2.430154	1.946308	-19.91%	90,173
2011	2.744908	2.430154	-11.47%	72,807
2010	3.541322	2.744908	-22.49%	56,386
2009	6.003078	3.541322	-41.01%	72,502
2008	4.119254	6.003078	45.73%	8,791
2007	4.716591	4.119254	-12.66%	46,262
2006	4.858775	4.716591	-2.93%	134,716
2005	4.873137	4.858775	-0.29%	10,545

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.098426	1.883101	-10.26%	67,908
2013	3.082333	2.098426	-31.92%	64,551
2012	3.825501	3.082333	-19.43%	45,777
2011	4.205804	3.825501	-9.04%	44,775
2010	5.902771	4.205804	-28.75%	69,110
2009	8.929924	5.902771	-33.90%	66,968
2008	7.274206	8.929924	22.76%	11,517
2007	7.012859	7.274206	3.73%	39,984
2006	8.090147	7.012859	-13.32%	30,060
2005	8.475948	8.090147	-4.55%	9,858
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.697049	2.271438	-15.78%	31,041
2013	3.728105	2.697049	-27.66%	41,023
2012	4.561544	3.728105	-18.27%	54,551
2011	5.093872	4.561544	-10.45%	53,835
2010	6.230801	5.093872	-18.25%	60,663
2009	8.735611	6.230801	-28.67%	176,350
2008	6.372157	8.735611	37.09%	57,439
2007	6.419855	6.372157	-0.74%	71,706
2006	7.049628	6.419855	-8.93%	123,023
2005	7.215967	7.049628	-2.31%	15,214
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.001462	10.827439	-16.72%	10,045
2013	8.465471	13.001462	53.58%	13,563
2012	7.159668	8.465471	18.24%	22,044
2011	10.234900	7.159668	-30.05%	13,112
2010	8.983142	10.234900	13.93%	24,899
2009	7.377924	8.983142	21.76%	38,065
2008	11.181229	7.377924	-34.02%	81,620
2007	12.795296	11.181229	-12.61%	56,306
2006	12.361296	12.795296	3.51%	57,642
2005	10.432632	12.361296	18.49%	134,236
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.349709	26.825194	5.82%	12,617
2013	18.080506	25.349709	40.20%	16,732
2012	15.138227	18.080506	19.44%	20,193
2011	15.008143	15.138227	0.87%	20,962
2010	11.695342	15.008143	28.33%	50,219
2009	8.688626	11.695342	34.61%	16,563
2008	17.337132	8.688626	-49.88%	944
2007	18.070198	17.337132	-4.06%	4,073
2006	14.865260	18.070198	21.56%	31,261
2005	15.871467	14.865260	-6.34%	5,737

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.680921	33.810273	10.20%	5,798
2013	20.743383	30.680921	47.91%	7,194
2012	16.947527	20.743383	22.40%	20,608
2011	18.628196	16.947527	-9.02%	30,462
2010	13.755636	18.628196	35.42%	75,141
2009	9.168472	13.755636	50.03%	33,981
2008	20.620867	9.168472	-55.54%	119,664
2007	20.220219	20.620867	1.98%	20,664
2006	18.592321	20.220219	8.76%	193,573
2005	16.554938	18.592321	12.31%	159,868
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.523891	30.285459	34.46%	30,880
2013	12.694806	22.523891	77.43%	33,160
2012	9.614248	12.694806	32.04%	28,407
2011	9.831760	9.614248	-2.21%	31,520
2010	7.294614	9.831760	34.78%	58,403
2009	3.401836	7.294614	114.43%	44,187
2008	12.611369	3.401836	-73.03%	113,678
2007	9.992706	12.611369	26.21%	80,289
2006	9.679013	9.992706	3.24%	90,976
2005	10.138285	9.679013	-4.53%	179,314
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.020448	26.617667	15.63%	44,870
2013	17.369433	23.020448	32.53%	44,444
2012	15.109516	17.369433	14.96%	10,497
2011	15.021099	15.109516	0.59%	33,000
2010	12.877120	15.021099	16.65%	66,184
2009	8.605078	12.877120	49.65%	117,177
2008	15.047975	8.605078	-42.82%	52,717
2007	12.973783	15.047975	15.99%	71,224
2006	12.458267	12.973783	4.14%	25,014
2005	12.514657	12.458267	-0.45%	38,722
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.971365	18.646442	16.75%	53,145
2013	10.888367	15.971365	46.68%	24,188
2012	9.047488	10.888367	20.35%	20,060
2011	9.298188	9.047488	-2.70%	113,387
2010	7.872612	9.298188	18.11%	33,622
2009	5.901225	7.872612	33.41%	101,337
2008	13.167273	5.901225	-55.18%	48,641
2007	13.226834	13.167273	-0.45%	34,429
2006	11.263509	13.226834	17.43%	239,577
2005	11.003953	11.263509	2.36%	255,496

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.992117	9.758037	-18.63%	35,084
2013	22.600679	11.992117	-46.94%	37,185
2012	23.938353	22.600679	-5.59%	43,851
2011	32.059384	23.938353	-25.33%	62,079
2010	23.583778	32.059384	35.94%	102,879
2009	16.051561	23.583778	46.93%	87,039
2008	26.539936	16.051561	-39.52%	95,593
2007	22.550844	26.539936	17.69%	71,732
2006	18.862786	22.550844	19.55%	60,312
2005	15.848656	18.862786	19.02%	68,248
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.825687	22.427691	19.13%	32,093
2013	18.396476	18.825687	2.33%	32,008
2012	15.790145	18.396476	16.51%	31,239
2011	15.683065	15.790145	0.68%	33,226
2010	12.757550	15.683065	22.93%	55,582
2009	10.344821	12.757550	23.32%	36,820
2008	18.006199	10.344821	-42.55%	15,756
2007	22.615233	18.006199	-20.38%	42,648
2006	17.571332	22.615233	28.71%	83,752
2005	16.656540	17.571332	5.49%	12,562
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.367907	24.997048	6.97%	13,376
2013	17.478652	23.367907	33.69%	18,900
2012	15.204444	17.478652	14.96%	15,551
2011	14.666232	15.204444	3.67%	15,805
2010	11.904340	14.666232	23.20%	65,120
2009	8.383933	11.904340	41.99%	4,758
2008	12.700726	8.383933	-33.99%	7,472
2007	14.762041	12.700726	-13.96%	1,282
2006	13.621308	14.762041	8.37%	49,363
2005	13.116475	13.621308	3.85%	2,790
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.876920	25.541444	2.67%	13,194
2013	15.935875	24.876920	56.11%	14,151
2012	13.257154	15.935875	20.21%	16,711
2011	15.334036	13.257154	-13.54%	16,596
2010	11.298906	15.334036	35.71%	110,647
2009	8.609030	11.298906	31.24%	51,283
2008	17.981444	8.609030	-52.12%	130,683
2007	19.586062	17.981444	-8.19%	32,806
2006	16.461469	19.586062	18.98%	331,885
2005	16.089786	16.461469	2.31%	60,553

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.971986	18.373998	22.72%	12,230
2013	9.013885	14.971986	66.10%	27,014
2012	7.076456	9.013885	27.38%	30,028
2011	7.483132	7.076456	-5.43%	95,727
2010	6.058008	7.483132	23.52%	149,158
2009	4.203847	6.058008	44.11%	162,789
2008	13.338355	4.203847	-68.48%	707,799
2007	13.466959	13.338355	-0.95%	127,955
2006	11.057764	13.466959	21.79%	81,365
2005	10.863673	11.057764	1.79%	45,059
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.703979	19.594337	10.68%	78,337
2013	12.724849	17.703979	39.13%	65,009
2012	11.407329	12.724849	11.55%	44,928
2011	11.714052	11.407329	-2.62%	52,782
2010	9.516240	11.714052	23.10%	77,638
2009	6.564930	9.516240	44.96%	152,953
2008	11.081937	6.564930	-40.76%	66,854
2007	10.730258	11.081937	3.28%	84,969
2006	10.339992	10.730258	3.77%	67,497
2005	10.319206	10.339992	0.20%	35,220
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.027123	19.689918	9.22%	94,069
2013	12.605229	18.027123	43.01%	114,562
2012	10.475567	12.605229	20.33%	65,739
2011	10.988358	10.475567	-4.67%	147,619
2010	9.276548	10.988358	18.45%	50,695
2009	6.229604	9.276548	48.91%	206,720
2008	12.324386	6.229604	-49.45%	57,228
2007	13.229554	12.324386	-6.84%	39,618
2006	11.420193	13.229554	15.84%	368,088
2005	11.133024	11.420193	2.58%	221,957
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.868644	23.133784	-3.08%	49,937
2013	18.085908	23.868644	31.97%	102,483
2012	15.830030	18.085908	14.25%	52,397
2011	16.185226	15.830030	-2.19%	33,775
2010	12.399997	16.185226	30.53%	157,673
2009	8.031772	12.399997	54.39%	127,707
2008	12.776731	8.031772	-37.14%	29,074
2007	11.967429	12.776731	6.76%	62,433
2006	11.786747	11.967429	1.53%	18,025
2005	10.740463	11.786747	9.74%	397,173

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.538843	19.478631	5.07%	41,160
2013	13.865970	18.538843	33.70%	113,702
2012	12.039540	13.865970	15.17%	66,588
2011	13.170538	12.039540	-8.59%	171,664
2010	11.136028	13.170538	18.27%	39,326
2009	7.285771	11.136028	52.85%	154,936
2008	13.128955	7.285771	-44.51%	38,681
2007	14.016125	13.128955	-6.33%	36,200
2006	12.159767	14.016125	15.27%	40,886
2005	11.401813	12.159767	6.65%	34,197
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.319155	20.004084	-1.55%	11,597
2013	14.605819	20.319155	39.12%	51,956
2012	13.413394	14.605819	8.89%	10,973
2011	13.161471	13.413394	1.91%	57,357
2010	10.660707	13.161471	23.46%	80,040
2009	8.082799	10.660707	31.89%	15,938
2008	12.500278	8.082799	-35.34%	34,369
2007	12.711947	12.500278	-1.67%	21,460
2006	11.985018	12.711947	6.07%	34,753
2005	11.462563	11.985018	4.56%	126,169
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.833051	17.787070	-0.26%	13,610
2013	12.682158	17.833051	40.62%	40,348
2012	10.701365	12.682158	18.51%	51,312
2011	12.003074	10.701365	-10.84%	50,376
2010	9.745779	12.003074	23.16%	34,152
2009	6.100558	9.745779	59.75%	80,111
2008	10.967504	6.100558	-44.38%	56,058
2007	13.989329	10.967504	-21.60%	21,673
2006	11.919630	13.989329	17.36%	76,466
2005	11.682011	11.919630	2.03%	168,524
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.334954	6.456713	21.03%	51,571
2013	5.584754	5.334954	-4.47%	13,444
2012	6.053112	5.584754	-7.74%	14,500
2011	6.421793	6.053112	-5.74%	28,858
2010	6.830688	6.421793	-5.99%	34,641
2009	8.243940	6.830688	-17.14%	38,213
2008	7.932451	8.243940	3.93%	2,048
2007	9.042761	7.932451	-12.28%	38,453
2006	10.276814	9.042761	-12.01%	571
2005*	10.000000	10.276814	2.77%	431

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.334464	18.815946	8.55%	18,892
2013	13.004499	17.334464	33.30%	13,822
2012	11.796068	13.004499	10.24%	19,134
2011	13.195383	11.796068	-10.60%	20,268
2010	11.963357	13.195383	10.30%	28,351
2009	7.809389	11.963357	53.19%	42,187
2008	14.531578	7.809389	-46.26%	17,705
2007	13.373443	14.531578	8.66%	36,097
2006	12.827788	13.373443	4.25%	24,652
2005	12.636009	12.827788	1.52%	18,463
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.662674	8.751450	1.02%	2,150
2013	7.490853	8.662674	15.64%	3,512
2012	7.256427	7.490853	3.23%	3,548
2011	8.610584	7.256427	-15.73%	6,041
2010	7.637755	8.610584	12.74%	13,724
2009	6.028738	7.637755	26.69%	10,479
2008	11.202954	6.028738	-46.19%	10,614
2007	10.419129	11.202954	7.52%	49,914
2006	8.854887	10.419129	17.67%	28,047
2005	8.890473	8.854887	-0.40%	4,133
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.823472	28.802073	20.90%	13,730
2013	16.063689	23.823472	48.31%	19,787
2012	13.877014	16.063689	15.76%	16,910
2011	15.858421	13.877014	-12.49%	26,947
2010	12.976298	15.858421	22.21%	57,065
2009	11.228473	12.976298	15.57%	43,910
2008	15.260051	11.228473	-26.42%	23,730
2007	16.988761	15.260051	-10.18%	15,146
2006	16.068996	16.988761	5.72%	49,845
2005	15.044972	16.068996	6.81%	37,884
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.207525	15.979647	20.99%	16,320
2013	11.806599	13.207525	11.87%	10,411
2012	11.860394	11.806599	-0.45%	13,220
2011	10.359327	11.860394	14.49%	37,543
2010	9.844849	10.359327	5.23%	22,900
2009	8.787468	9.844849	12.03%	43,887
2008	12.674369	8.787468	-30.67%	83,180
2007	11.407448	12.674369	11.11%	129,954
2006	9.578446	11.407448	19.09%	166,999
2005	8.799225	9.578446	8.86%	60,470

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.842491	7.566365	-23.13%	849
2013	10.287065	9.842491	-4.32%	2,716
2012	10.368391	10.287065	-0.78%	2,088
2011	10.934074	10.368391	-5.17%	3,003
2010	11.766073	10.934074	-7.07%	22,413
2009	11.210752	11.766073	4.95%	18,717
2008	12.975130	11.210752	-13.60%	15,018
2007	11.158682	12.975130	16.28%	13,572
2006	9.710544	11.158682	14.91%	7,704
2005*	10.000000	9.710544	-2.89%	447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.050713	10.030924	-0.20%	71
2013*	10.000000	10.050713	0.51%	100
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.735418	10.874505	1.30%	651
2013	11.950931	10.735418	-10.17%	0
2012	10.298552	11.950931	16.04%	6,240
2011*	10.000000	10.298552	2.99%	621
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.593211	5.93%	3,367
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.703699	11.997459	12.09%	11,011
2013	10.593204	10.703699	1.04%	16,719
2012	8.280704	10.593204	27.93%	21,662
2011*	10.000000	8.280704	-17.19%	425
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.317862	11.364839	0.42%	0
2013	9.931492	11.317862	13.96%	17
2012	8.872927	9.931492	11.93%	349
2011*	10.000000	8.872927	-11.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.507323	6.775320	-20.36%	907
2013	7.817737	8.507323	8.82%	6,351
2012	7.681036	7.817737	1.78%	8,982
2011*	10.000000	7.681036	-23.19%	447
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.896358	9.639063	-2.60%	1,342
2013	9.568960	9.896358	3.42%	572
2012	9.592258	9.568960	-0.24%	988
2011*	10.000000	9.592258	-4.08%	272

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.570719	12.195043	5.40%	5,295
2013	10.113118	11.570719	14.41%	190
2012	9.065393	10.113118	11.56%	0
2011*	10.000000	9.065393	-9.35%	194
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.364701	11.413658	10.12%	1,277
2013*	10.000000	10.364701	3.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.103557	10.269951	1.65%	60,015
2013	11.219190	10.103557	-9.94%	65,541
2012	10.617842	11.219190	5.66%	33,276
2011*	10.000000	10.617842	6.18%	29,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.425700	19.290863	10.70%	1,158
2013	13.038366	17.425700	33.65%	1,704
2012	11.548222	13.038366	12.90%	2,003
2011	11.381628	11.548222	1.46%	3,183
2010	10.133060	11.381628	12.32%	3,754
2009	8.719832	10.133060	16.21%	3,849
2008	13.547488	8.719832	-35.64%	3,903
2007	13.778280	13.547488	-1.68%	16,669
2006	11.958291	13.778280	15.22%	18,651
2005	11.614309	11.958291	2.96%	35,307
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.853561	17.161236	8.25%	1,576
2013	11.758597	15.853561	34.83%	2,157
2012	10.488241	11.758597	12.11%	1,994
2011	10.545833	10.488241	-0.55%	3,218
2010	9.230629	10.545833	14.25%	3,331
2009	6.972567	9.230629	32.38%	3,348
2008	12.117186	6.972567	-42.46%	2,506
2007	10.174759	12.117186	19.09%	2,597
2006	10.690318	10.174759	-4.82%	2,344
2005	10.633136	10.690318	0.54%	3,149
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.106008	21.259437	11.27%	4,691
2013	14.740015	19.106008	29.62%	5,989
2012	13.074540	14.740015	12.74%	6,109
2011	13.153265	13.074540	-0.60%	6,930
2010	11.785088	13.153265	11.61%	5,380
2009	9.992361	11.785088	17.94%	6,294
2008	13.868594	9.992361	-27.95%	9,876
2007	14.858862	13.868594	-6.66%	22,686
2006	12.725933	14.858862	16.76%	19,974
2005	12.312465	12.725933	3.36%	30,460

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.463646	11.492612	0.25%	0
2013*	10.000000	11.463646	14.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.242861	12.279742	0.30%	70,252
2013	10.874271	12.242861	12.59%	71,134
2012	10.049851	10.874271	8.20%	48,489
2011	10.598734	10.049851	-5.18%	97,303
2010*	10.000000	10.598734	5.99%	38,266
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.641464	7.056601	-18.34%	549
2013	9.787272	8.641464	-11.71%	549
2012	10.159662	9.787272	-3.67%	549
2011	11.819913	10.159662	-14.05%	549
2010*	10.000000	11.819913	18.20%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.155280	-8.45%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.324914	13.25%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.708753	10.526257	-1.70%	0
2013	10.469656	10.708753	2.28%	0
2012*	10.000000	10.469656	4.70%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.867426	8.67%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.378624	11.816683	3.85%	502
2013	10.025737	11.378624	13.49%	502
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.924318	14.091758	1.20%	5,465
2013	11.432960	13.924318	21.79%	5,555
2012	10.074574	11.432960	13.48%	5,394
2011	10.398398	10.074574	-3.11%	5,565
2010*	10.000000	10.398398	3.98%	5,131
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.531179	10.841004	2.94%	801
2013*	10.000000	10.531179	5.31%	307

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.404080	11.862201	4.02%	0
2013*	10.000000	11.404080	14.04%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.261787	10.495988	2.28%	0
2013*	10.000000	10.261787	2.62%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.093923	12.313549	1.82%	2,507
2013	9.957139	12.093923	21.46%	1,633
2012	8.899578	9.957139	11.88%	1,707
2011	9.756273	8.899578	-8.78%	1,782
2010	8.611429	9.756273	13.29%	6,529
2009	6.277649	8.611429	37.18%	10,146
2008	11.210393	6.277649	-44.00%	9,838
2007	10.014417	11.210393	11.94%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.160660	11.289550	1.15%	1,728
2013	9.551408	11.160660	16.85%	722
2012	8.634934	9.551408	10.61%	750
2011	9.160774	8.634934	-5.74%	780
2010	8.184293	9.160774	11.93%	3,852
2009	6.124945	8.184293	33.62%	6,446
2008	10.757522	6.124945	-43.06%	6,446
2007*	10.000000	10.757522	7.58%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.005030	11.023871	0.17%	4,985
2013	10.151940	11.005030	8.40%	493
2012	9.312775	10.151940	9.01%	517
2011	9.490168	9.312775	-1.87%	543
2010	8.689735	9.490168	9.21%	1,794
2009	7.204174	8.689735	20.62%	2,596
2008	10.470163	7.204174	-31.19%	2,596
2007	10.017699	10.470163	4.52%	677
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.912085	7.623403	10.29%	12,888
2013	6.847192	6.912085	0.95%	11,589
2012	7.836910	6.847192	-12.63%	9,577
2011	8.716036	7.836910	-10.09%	8,546
2010	9.182426	8.716036	-5.08%	13,612
2009	9.722000	9.182426	-5.55%	11,862
2008*	10.000000	9.722000	-2.78%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.820855	13.979812	1.15%	2,170
2013	11.957937	13.820855	15.58%	3,052
2012	11.637177	11.957937	2.76%	3,052
2011	12.656611	11.637177	-8.05%	13,018
2010	11.565908	12.656611	9.43%	14,227
2009	9.233709	11.565908	25.26%	35,412
2008	15.834410	9.233709	-41.69%	50,666
2007	13.111022	15.834410	20.77%	60,241
2006	11.961686	13.111022	9.61%	41,557
2005	10.689930	11.961686	11.90%	32,324
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.784655	9.046884	2.99%	1,904
2013	8.782304	8.784655	0.03%	1,934
2012	8.731188	8.782304	0.59%	2,018
2011	8.582639	8.731188	1.73%	1,530
2010	8.214353	8.582639	4.48%	1,555
2009	8.631388	8.214353	-4.83%	0
2008	10.792199	8.631388	-20.02%	8,293
2007	10.563509	10.792199	2.16%	267
2006	10.066199	10.563509	4.94%	1,996
2005*	10.000000	10.066199	0.66%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.142168	10.217514	0.74%	1,808
2013*	10.000000	10.142168	1.42%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.057626	10.426066	3.66%	0
2013*	10.000000	10.057626	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.002534	10.404518	4.02%	1,231
2013*	10.000000	10.002534	0.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.737314	12.805756	-6.78%	36,080
2013	11.156713	13.737314	23.13%	55,635
2012	9.514099	11.156713	17.27%	48,618
2011	10.419324	9.514099	-8.69%	30,084
2010*	10.000000	10.419324	4.19%	30,252
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.822798	9.217400	-6.16%	0
2013*	10.000000	9.822798	-1.77%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.997521	9.689065	-3.09%	0
2013*	10.000000	9.997521	-0.02%	9,702

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.851635	11.131546	2.58%	2,924
2013	10.160147	10.851635	6.81%	0
2012	9.450262	10.160147	7.51%	0
2011*	10.000000	9.450262	-5.50%	182
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.790028	12.882385	9.27%	0
2013*	10.000000	11.790028	17.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.856968	13.282614	3.31%	11,895
2013	10.598191	12.856968	21.31%	10,616
2012	9.308011	10.598191	13.86%	0
2011*	10.000000	9.308011	-6.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.824287	-1.76%	1,053
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.213639	2.14%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.777583	11.951721	1.48%	0
2013*	10.000000	11.777583	17.78%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.512517	11.538905	0.23%	0
2013*	10.000000	11.512517	15.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.382394	14.788685	2.82%	0
2013	11.288766	14.382394	27.40%	0
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	0
2010*	10.000000	10.721409	7.21%	1,701
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.508686	12.837503	2.63%	17,102
2013	11.086995	12.508686	12.82%	7,523
2012	10.145515	11.086995	9.28%	2,200
2011	10.450706	10.145515	-2.92%	2,346
2010*	10.000000	10.450706	4.51%	2,466
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.396929	13.801832	3.02%	0
2013	11.229041	13.396929	19.31%	0
2012	10.042027	11.229041	11.82%	0
2011	10.569390	10.042027	-4.99%	0
2010*	10.000000	10.569390	5.69%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.189342	11.377672	1.68%	4,200
2013	10.836725	11.189342	3.25%	4,327
2012	10.245098	10.836725	5.77%	4,451
2011	10.266454	10.245098	-0.21%	10,759
2010*	10.000000	10.266454	2.66%	11,045
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.277103	10.341229	0.62%	0
2013*	10.000000	10.277103	2.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.349101	10.286710	-0.60%	0
2013*	10.000000	10.349101	3.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.938322	13.313146	2.90%	7,070
2013	11.161412	12.938322	15.92%	7,070
2012	10.094619	11.161412	10.57%	1,754
2011	10.503422	10.094619	-3.89%	1,754
2010*	10.000000	10.503422	5.03%	1,754
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.754927	14.152274	2.89%	0
2013	11.247900	13.754927	22.29%	0
2012	9.976105	11.247900	12.75%	0
2011	10.634813	9.976105	-6.19%	0
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.082693	12.374724	2.42%	24,193
2013	11.038573	12.082693	9.46%	24,193
2012	10.194559	11.038573	8.28%	24,193
2011	10.388063	10.194559	-1.86%	17,749
2010*	10.000000	10.388063	3.88%	20,790
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.403812	10.737096	3.20%	14,661
2013	10.794136	10.403812	-3.62%	0
2012	10.241122	10.794136	5.40%	1,424
2011*	10.000000	10.241122	2.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.637264	-3.63%	1,056
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.724553	-2.75%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.219729	2.20%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.144719	1.45%	18,161
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.331867	3.32%	169,436
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.235233	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.311911	3.12%	26,060
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.139577	1.40%	18,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.256330	10.340080	0.82%	0
2013*	10.000000	10.256330	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.321151	10.332079	0.11%	0
2013*	10.000000	10.321151	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.299364	2.99%	137,386
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.302723	3.03%	60,821
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.230413	2.30%	46,730
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.366944	9.217075	-1.60%	105,885
2013	9.519247	9.366944	-1.60%	97,984
2012	9.674457	9.519247	-1.60%	141,431
2011	9.831323	9.674457	-1.60%	232,779
2010	9.991166	9.831323	-1.60%	344,078
2009*	10.000000	9.991166	-0.09%	307,928
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.559876	9.772254	2.22%	199
2013*	10.000000	9.559876	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.405117	13.012272	-2.93%	1,264
2013	11.251514	13.405117	19.14%	3,402
2012	9.898592	11.251514	13.67%	1,264
2011	11.130387	9.898592	-11.07%	1,264
2010*	10.000000	11.130387	11.30%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.991291	-10.09%	1,615
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.476393	16.774243	8.39%	1,024
2013	11.701124	15.476393	32.26%	1,679
2012	10.239188	11.701124	14.28%	455
2011	10.752926	10.239188	-4.78%	0
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.562313	15.797095	8.48%	592
2013	10.959993	14.562313	32.87%	680
2012	9.472291	10.959993	15.71%	573
2011	10.250532	9.472291	-7.59%	652
2010*	10.000000	10.250532	2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.322874	22.851996	2.37%	679
2013	16.327078	22.322874	36.72%	750
2012	14.440913	16.327078	13.06%	794
2011	15.323381	14.440913	-5.76%	844
2010	12.279186	15.323381	24.79%	888
2009*	10.000000	12.279186	22.79%	1,069
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.216332	16.550403	2.06%	139
2013	11.889759	16.216332	36.39%	151
2012	10.540008	11.889759	12.81%	151
2011	11.210007	10.540008	-5.98%	151
2010*	10.000000	11.210007	12.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.813558	18.208973	15.15%	6,611
2013	11.844682	15.813558	33.51%	4,000
2012	10.346505	11.844682	14.48%	156
2011	10.764288	10.346505	-3.88%	156
2010*	10.000000	10.764288	7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.018490	10.18%	1,377
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.724417	7.24%	12,673
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.404886	4.05%	2,085
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.869201	8.69%	8,320

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.301675	11.771216	26.55%	116
2013*	10.000000	9.301675	-6.98%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.969548	9.858492	-1.11%	0
2013	10.120972	9.969548	-1.50%	11,224
2012	9.935857	10.120972	1.86%	19,993
2011*	10.000000	9.935857	-0.64%	12,041
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.129385	9.937804	-1.89%	0
2013*	10.000000	10.129385	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.645416	9.624160	-0.22%	14,196
2013*	10.000000	9.645416	-3.55%	409
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.830353	10.402395	5.82%	0
2013	9.613588	9.830353	2.25%	0
2012*	10.000000	9.613588	-3.86%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.497650	10.218521	-2.66%	33,864
2013	10.198933	10.497650	2.93%	26,281
2012*	10.000000	10.198933	1.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.406439	11.454691	0.42%	0
2013*	10.000000	11.406439	14.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.589728	10.467689	-1.15%	5,891
2013	10.750174	10.589728	-1.49%	6,960
2012	9.516291	10.750174	12.97%	1,621
2011*	10.000000	9.516291	-4.84%	243
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.658718	7.734393	-19.92%	4,144
2013	11.509438	9.658718	-16.08%	4,466
2012	11.126886	11.509438	3.44%	3,727
2011	12.230044	11.126886	-9.02%	3,690
2010*	10.000000	12.230044	22.30%	22,026

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.719303	11.693769	-0.22%	4,264
2013	12.812028	11.719303	-8.53%	6,130
2012	11.056498	12.812028	15.88%	4,070
2011	10.578788	11.056498	4.52%	4,096
2010*	10.000000	10.578788	5.79%	690
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.039057	10.895124	-1.30%	0
2013	12.007060	11.039057	-8.06%	0
2012	11.596069	12.007060	3.54%	0
2011	10.869322	11.596069	6.69%	0
2010*	10.000000	10.869322	8.69%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.868846	10.925807	0.52%	1,632
2013	12.080420	10.868846	-10.03%	9,268
2012	11.488919	12.080420	5.15%	0
2011	10.865149	11.488919	5.74%	0
2010*	10.000000	10.865149	8.65%	109
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.540975	12.739245	1.58%	11,523
2013	12.065642	12.540975	3.94%	27,410
2012	10.738097	12.065642	12.36%	31,318
2011	10.570403	10.738097	1.59%	42,851
2010*	10.000000	10.570403	5.70%	4,229
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.014752	9.928262	-0.86%	2,180
2013	10.201285	10.014752	-1.83%	3,794
2012	9.803860	10.201285	4.05%	1,441
2011*	10.000000	9.803860	-1.96%	849
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.367567	10.626842	2.50%	43,167
2013	10.756996	10.367567	-3.62%	56,788
2012	9.983857	10.756996	7.74%	37,824
2011*	10.000000	9.983857	-0.16%	2,337
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.928356	10.057051	1.30%	489
2013*	10.000000	9.928356	-0.72%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.886357	7.624963	-14.19%	854
2013	9.233145	8.886357	-3.76%	854
2012	8.403810	9.233145	9.87%	854
2011	11.180617	8.403810	-24.84%	854
2010*	10.000000	11.180617	11.81%	4,984

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.040906	12.794266	-1.89%	413
2013	11.853575	13.040906	10.02%	447
2012	10.412527	11.853575	13.84%	4,082
2011	10.800725	10.412527	-3.59%	4,289
2010*	10.000000	10.800725	8.01%	8,784
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.356095	13.449816	0.70%	14,559
2013	12.337261	13.356095	8.26%	25,020
2012	10.986490	12.337261	12.29%	23,169
2011	10.866446	10.986490	1.10%	20,887
2010*	10.000000	10.866446	8.66%	14,611
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.247924	9.925764	-3.14%	6,284
2013	9.058327	10.247924	13.13%	12,272
2012	7.972115	9.058327	13.63%	543
2011	11.097552	7.972115	-28.16%	585
2010*	10.000000	11.097552	10.98%	771
ProFunds - ProFund VP Banks - Q/NQ
2014	12.835267	13.940460	8.61%	723
2013	9.773950	12.835267	31.32%	723
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.583536	9.589199	0.06%	0
2013	8.223553	9.583536	16.54%	0
2012	7.703839	8.223553	6.75%	283
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.763232	4.019182	-15.62%	1,815
2013	6.590591	4.763232	-27.73%	1,815
2012	8.030856	6.590591	-17.93%	1,815
2011	8.956962	8.030856	-10.34%	1,815
2010*	10.000000	8.956962	-10.43%	1,815
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.417529	27.339878	27.65%	328
2013	12.923509	21.417529	65.73%	0
2012	9.334319	12.923509	38.45%	0
2011*	10.000000	9.334319	-6.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.572922	15.984307	9.68%	3,577
2013	11.413558	14.572922	27.68%	7,806
2012	10.184980	11.413558	12.06%	5,967
2011	10.350163	10.184980	-1.60%	8,609
2010*	10.000000	10.350163	3.50%	3,491
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.603664	14.755042	8.46%	0
2013	10.762620	13.603664	26.40%	0
2012	9.866545	10.762620	9.08%	0
2011*	10.000000	9.866545	-1.33%	95
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.902659	17.598137	10.66%	360
2013	11.554470	15.902659	37.63%	364
2012	9.617296	11.554470	20.14%	0
2011*	10.000000	9.617296	-3.83%	97
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.385216	7.968803	-4.97%	3,123
2013	9.106470	8.385216	-7.92%	3,115
2012	8.684323	9.106470	4.86%	9,002
2011	10.991014	8.684323	-20.99%	9,185
2010*	10.000000	10.991014	9.91%	6,382
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.020901	11.704593	-10.11%	0
2013	10.878847	13.020901	19.69%	319
2012	9.482425	10.878847	14.73%	319
2011	10.576106	9.482425	-10.34%	0
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.172429	14.635961	11.11%	296
2013	10.135359	13.172429	29.97%	334
2012	8.258168	10.135359	22.73%	334
2011*	10.000000	8.258168	-17.42%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.223871	18.530532	21.72%	913
2013	11.070094	15.223871	37.52%	73
2012	9.582578	11.070094	15.52%	0
2011*	10.000000	9.582578	-4.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.501992	14.026968	3.89%	801
2013	9.929526	13.501992	35.98%	238
2012	8.714446	9.929526	13.94%	166
2011*	10.000000	8.714446	-12.86%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.256148	11.082180	-9.58%	3,965
2013	10.423529	12.256148	17.58%	2,790
2012	9.137456	10.423529	14.07%	6,652
2011	10.840244	9.137456	-15.71%	6,094
2010*	10.000000	10.840244	8.40%	5,525
ProFunds - ProFund VP Internet - Q/NQ
2014	14.849679	14.775973	-0.50%	12
2013	9.947255	14.849679	49.28%	12
2012	8.441035	9.947255	17.84%	0
2011*	10.000000	8.441035	-15.59%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.599301	12.797677	1.57%	2,778
2013	8.637609	12.599301	45.87%	3,832
2012	7.139792	8.637609	20.98%	0
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.223733	18.679030	15.13%	177
2013	12.278923	16.223733	32.13%	0
2012	10.736302	12.278923	14.37%	0
2011	10.754006	10.736302	-0.16%	0
2010*	10.000000	10.754006	7.54%	131
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.740914	12.051584	-12.29%	0
2013	11.255058	13.740914	22.09%	0
2012	11.116431	11.255058	1.25%	130
2011	11.048640	11.116431	0.61%	749
2010*	10.000000	11.048640	10.49%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.788494	17.369146	17.45%	743
2013	11.417769	14.788494	29.52%	466
2012	10.374021	11.417769	10.06%	140
2011*	10.000000	10.374021	3.74%	126
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.244188	3.179503	-25.09%	499
2013	6.950776	4.244188	-38.94%	625
2012	8.266620	6.950776	-15.92%	429
2011*	10.000000	8.266620	-17.33%	863
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.511539	12.931023	23.02%	873
2013	10.672615	10.511539	-1.51%	667
2012	9.256851	10.672615	15.29%	667
2011*	10.000000	9.256851	-7.43%	667

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.672112	3.892457	-31.38%	2,187
2013	4.948894	5.672112	14.61%	2,187
2012	5.404378	4.948894	-8.43%	5,826
2011	8.787613	5.404378	-38.50%	6,109
2010*	10.000000	8.787613	-12.12%	106
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.890647	14.416790	32.38%	0
2013	8.291888	10.890647	31.34%	0
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.607831	7.266822	-4.48%	0
2013	7.749391	7.607831	-1.83%	0
2012	9.057188	7.749391	-14.44%	38,837
2011	8.317392	9.057188	8.89%	40,327
2010*	10.000000	8.317392	-16.83%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.212634	5.272843	1.16%	0
2013	6.706276	5.212634	-22.27%	0
2012	8.536149	6.706276	-21.44%	41,014
2011	8.520999	8.536149	0.18%	42,586
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.232833	3.357805	-20.67%	0
2013	6.093412	4.232833	-30.53%	0
2012	7.626190	6.093412	-20.10%	0
2011	8.656821	7.626190	-11.91%	0
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.378007	14.386427	16.23%	0
2013	10.047907	12.378007	23.19%	77
2012	9.257429	10.047907	8.54%	3,775
2011*	10.000000	9.257429	-7.43%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.010144	11.884841	-1.04%	0
2013	10.890958	12.010144	10.28%	0
2012	9.499334	10.890958	14.65%	43
2011*	10.000000	9.499334	-5.01%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.741311	15.758111	34.21%	1,644
2013	14.751438	11.741311	-20.41%	1,552
2012	14.847454	14.751438	-0.65%	2,247
2011	10.513607	14.847454	41.22%	3,635
2010*	10.000000	10.513607	5.14%	4,156
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.610440	34.232576	33.67%	40
2013	14.536401	25.610440	76.18%	0
2012	11.045125	14.536401	31.61%	0
2011	11.360039	11.045125	-2.77%	0
2010*	10.000000	11.360039	13.60%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.817348	1.148891	-36.78%	0
2013	3.595696	1.817348	-49.46%	0
2012	5.641479	3.595696	-36.26%	0
2011	7.366751	5.641479	-23.42%	0
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.859702	14.690710	23.87%	162
2013	10.636471	11.859702	11.50%	0
2012	10.794555	10.636471	-1.46%	0
2011*	10.000000	10.794555	7.95%	61
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.039159	8.180974	1.76%	30,720
2013	6.324189	8.039159	27.12%	19,532
2012	5.174194	6.324189	22.23%	1,546
2011	6.761299	5.174194	-23.47%	2,119
2010	6.078622	6.761299	11.23%	2,583
2009	6.397285	6.078622	-4.98%	1,017
2008	11.050578	6.397285	-42.11%	1,302
2007	15.402482	11.050578	-28.25%	560
2006	14.069961	15.402482	9.47%	11,698
2005	14.704647	14.069961	-4.32%	392
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.802925	21.064441	-3.39%	1,742
2013	21.884066	21.802925	-0.37%	14,840
2012	20.086712	21.884066	8.95%	4,130
2011	24.434752	20.086712	-17.79%	7,555
2010	19.602908	24.434752	24.65%	19,705
2009	12.814838	19.602908	52.97%	5,699
2008	23.852301	12.814838	-46.27%	2,801
2007	18.095776	23.852301	31.81%	9,356
2006	15.036688	18.095776	20.34%	14,715
2005	14.687349	15.036688	2.38%	8,774

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.127255	28.892174	30.57%	4,118
2013	14.582618	22.127255	51.74%	5,351
2012	10.898633	14.582618	33.80%	7,651
2011	10.014819	10.898633	8.83%	9,097
2010	9.193693	10.014819	8.93%	4,744
2009	7.895223	9.193693	16.45%	4,606
2008	9.094760	7.895223	-13.19%	35,829
2007	8.853503	9.094760	2.72%	5,221
2006	9.306417	8.853503	-4.87%	4,132
2005	8.545651	9.306417	8.90%	25,155
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.570621	2.967820	-35.07%	4,896
2013	4.799064	4.570621	-4.76%	4,989
2012	4.946938	4.799064	-2.99%	12,196
2011	5.385005	4.946938	-8.13%	12,864
2010	5.065755	5.385005	6.30%	11,468
2009	4.614626	5.065755	9.78%	3,311
2008	9.200096	4.614626	-49.84%	10,286
2007	7.136825	9.200096	28.91%	33,838
2006	8.831119	7.136825	-19.19%	15,134
2005*	10.000000	8.831119	-11.69%	22,707
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.097975	27.814801	10.82%	2,149
2013	19.887395	25.097975	26.20%	3,695
2012	18.534686	19.887395	7.30%	5,860
2011	16.556670	18.534686	11.95%	9,663
2010	14.346357	16.556670	15.41%	5,662
2009	12.239630	14.346357	17.21%	3,811
2008	16.236535	12.239630	-24.62%	8,844
2007	14.856036	16.236535	9.29%	1,477
2006	12.856579	14.856036	15.55%	19,660
2005	13.116987	12.856579	-1.99%	2,260
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.137750	19.697123	14.93%	5,669
2013	10.704535	17.137750	60.10%	7,961
2012	9.286749	10.704535	15.27%	5,302
2011	8.651183	9.286749	7.35%	4,341
2010	7.056769	8.651183	22.59%	5,866
2009	5.239673	7.056769	34.68%	3,800
2008	13.909303	5.239673	-62.33%	14,327
2007	13.071250	13.909303	6.41%	13,054
2006	10.175340	13.071250	28.46%	87,410
2005	10.749624	10.175340	-5.34%	425

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.876211	10.807515	21.76%	29,182
2013	6.679213	8.876211	32.89%	19,910
2012	6.717479	6.679213	-0.57%	7,468
2011	8.174293	6.717479	-17.82%	7,673
2010	7.582630	8.174293	7.80%	8,482
2009	4.484143	7.582630	69.10%	6,201
2008	9.134738	4.484143	-50.91%	430
2007	9.521875	9.134738	-4.07%	0
2006	9.441661	9.521875	0.85%	2,427
2005	9.237069	9.441661	2.21%	59
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.141067	20.931761	-19.93%	2,742
2013	21.516544	26.141067	21.49%	3,596
2012	21.354199	21.516544	0.76%	10,479
2011	23.048702	21.354199	-7.35%	12,033
2010	19.674587	23.048702	17.15%	25,204
2009	14.436526	19.674587	36.28%	15,347
2008	27.187530	14.436526	-46.90%	8,640
2007	20.742297	27.187530	31.07%	24,705
2006	18.832555	20.742297	10.14%	13,898
2005	13.813654	18.832555	36.33%	22,696
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.402578	20.443014	-30.47%	1,823
2013	24.118807	29.402578	21.91%	2,588
2012	24.413397	24.118807	-1.21%	4,949
2011	27.351495	24.413397	-10.74%	5,018
2010	22.051920	27.351495	24.03%	8,625
2009	13.797929	22.051920	59.82%	14,005
2008	33.075051	13.797929	-58.28%	8,540
2007	24.519441	33.075051	34.89%	17,054
2006	22.451937	24.519441	9.21%	14,744
2005	15.384823	22.451937	45.94%	23,996
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.792834	10.154561	-13.89%	5,407
2013	9.673276	11.792834	21.91%	28,580
2012	8.080674	9.673276	19.71%	43,225
2011	9.676648	8.080674	-16.49%	5,742
2010	11.021556	9.676648	-12.20%	11,359
2009	8.257094	11.021556	33.48%	8,608
2008	18.590600	8.257094	-55.58%	33,078
2007	16.711712	18.590600	11.24%	43,599
2006	13.113011	16.711712	27.44%	91,973
2005	12.529320	13.113011	4.66%	13,281

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.253561	11.358708	10.78%	24,850
2013	8.169186	10.253561	25.52%	19,175
2012	6.767242	8.169186	20.72%	8,703
2011	8.083507	6.767242	-16.28%	9,945
2010	7.183095	8.083507	12.54%	8,729
2009	6.099464	7.183095	17.77%	11,116
2008	11.931265	6.099464	-48.88%	11,462
2007	14.934517	11.931265	-20.11%	1,982
2006	13.001387	14.934517	14.87%	16,681
2005	12.780396	13.001387	1.73%	2,712
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.045446	19.936081	32.51%	23,932
2013	18.704092	15.045446	-19.56%	30,941
2012	18.454424	18.704092	1.35%	48,863
2011	13.254983	18.454424	39.23%	56,104
2010	12.234496	13.254983	8.34%	60,223
2009	18.162118	12.234496	-32.64%	64,686
2008	12.744654	18.162118	42.51%	29,293
2007	11.803677	12.744654	7.97%	117,372
2006	12.385268	11.803677	-4.70%	16,378
2005	11.687795	12.385268	5.97%	172,714
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.843166	23.106537	22.63%	3,707
2013	13.503151	18.843166	39.55%	8,926
2012	11.712773	13.503151	15.29%	13,268
2011	11.369832	11.712773	3.02%	14,562
2010	10.822110	11.369832	5.06%	9,100
2009	8.823324	10.822110	22.65%	5,195
2008	11.933428	8.823324	-26.06%	14,720
2007	11.439335	11.933428	4.32%	28,037
2006	11.059446	11.439335	3.43%	23,503
2005	10.157548	11.059446	8.88%	10,607
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.080848	26.165637	0.33%	796
2013	17.526105	26.080848	48.81%	10,113
2012	14.926920	17.526105	17.41%	3,748
2011	17.222708	14.926920	-13.33%	3,809
2010	14.492120	17.222708	18.84%	8,297
2009	8.879891	14.492120	63.20%	478
2008	16.371328	8.879891	-45.76%	196
2007	15.073056	16.371328	8.61%	6,934
2006	13.962920	15.073056	7.95%	246
2005	14.387285	13.962920	-2.95%	6,424

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.079343	0.830893	-23.02%	14,951
2013	1.954843	1.079343	-44.79%	14,951
2012	2.562080	1.954843	-23.70%	17,388
2011	3.570286	2.562080	-28.24%	17,384
2010	5.205084	3.570286	-31.41%	18,154
2009	9.557233	5.205084	-45.54%	41,165
2008	6.038639	9.557233	58.27%	3,217
2007	6.743542	6.038639	-10.45%	3,543
2006	8.759792	6.743542	-23.02%	5,354
2005	8.759380	8.759792	0.00%	8,992
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.991629	2.949258	-26.11%	0
2013	3.519423	3.991629	13.42%	9,810
2012	3.812983	3.519423	-7.70%	181
2011	5.570477	3.812983	-31.55%	37,797
2010	6.492715	5.570477	-14.20%	9,623
2009	5.525670	6.492715	17.50%	20,202
2008	8.046474	5.525670	-31.33%	8,798
2007	8.564561	8.046474	-6.05%	20,828
2006	8.050838	8.564561	6.38%	77,342
2005	8.633734	8.050838	-6.75%	128,864
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.323246	2.021809	-12.97%	0
2013	3.259790	2.323246	-28.73%	0
2012	4.058016	3.259790	-19.67%	778
2011	4.450245	4.058016	-8.81%	132
2010	6.053639	4.450245	-26.49%	140
2009	9.505535	6.053639	-36.31%	23,510
2008	7.186403	9.505535	32.27%	4,295
2007	7.451804	7.186403	-3.56%	612
2006	7.873902	7.451804	-5.36%	11,907
2005	8.712566	7.873902	-9.63%	11,898
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.351028	1.081732	-19.93%	1,147
2013	1.935217	1.351028	-30.19%	1,147
2012	2.417536	1.935217	-19.95%	4,336
2011	2.732036	2.417536	-11.51%	8,225
2010	3.526501	2.732036	-22.53%	28,067
2009	5.980991	3.526501	-41.04%	88,774
2008	4.106182	5.980991	45.66%	14,376
2007	4.704040	4.106182	-12.71%	6,777
2006	4.848297	4.704040	-2.98%	39,005
2005	4.865100	4.848297	-0.35%	66,688

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.088146	1.872927	-10.31%	8,113
2013	3.068791	2.088146	-31.96%	1,856
2012	3.810639	3.068791	-19.47%	2,454
2011	4.191593	3.810639	-9.09%	2,029
2010	5.885829	4.191593	-28.79%	18,960
2009	8.908816	5.885829	-33.93%	30,887
2008	7.260699	8.908816	22.70%	7,300
2007	7.003414	7.260699	3.67%	406
2006	8.083349	7.003414	-13.36%	13,072
2005	8.473107	8.083349	-4.60%	12,894
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.680326	2.256208	-15.82%	3,839
2013	3.706872	2.680326	-27.69%	4,029
2012	4.537870	3.706872	-18.31%	7,722
2011	5.070005	4.537870	-10.50%	10,275
2010	6.204765	5.070005	-18.29%	15,945
2009	8.703525	6.204765	-28.71%	50,545
2008	6.351965	8.703525	37.02%	10,817
2007	6.402778	6.351965	-0.79%	4,339
2006	7.034443	6.402778	-8.98%	71,519
2005	7.204068	7.034443	-2.35%	128,291
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.920839	10.754842	-16.76%	2,979
2013	8.417246	12.920839	53.50%	8,165
2012	7.122502	8.417246	18.18%	27,482
2011	10.186955	7.122502	-30.08%	1,325
2010	8.945594	10.186955	13.88%	27,746
2009	7.350832	8.945594	21.69%	30,625
2008	11.145823	7.350832	-34.05%	43,413
2007	12.761300	11.145823	-12.66%	11,396
2006	12.334694	12.761300	3.46%	86,622
2005	10.415444	12.334694	18.43%	97,468
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.192458	26.645237	5.77%	2,016
2013	17.977471	25.192458	40.13%	4,220
2012	15.059625	17.977471	19.38%	7,517
2011	14.937800	15.059625	0.82%	6,512
2010	11.646429	14.937800	28.26%	5,994
2009	8.656685	11.646429	34.54%	4,941
2008	17.282209	8.656685	-49.91%	983
2007	18.022158	17.282209	-4.11%	3,138
2006	14.833254	18.022158	21.50%	3,772
2005	15.845305	14.833254	-6.39%	1,491

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.490599	33.583473	10.14%	2,541
2013	20.625173	30.490599	47.83%	3,030
2012	16.859532	20.625173	22.34%	9,201
2011	18.540891	16.859532	-9.07%	3,305
2010	13.698115	18.540891	35.35%	15,151
2009	9.134769	13.698115	49.96%	23,739
2008	20.555549	9.134769	-55.56%	20,596
2007	20.166471	20.555549	1.93%	7,049
2006	18.552294	20.166471	8.70%	20,855
2005	16.527673	18.552294	12.25%	25,806
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.384258	30.082452	34.39%	5,866
2013	12.622502	22.384258	77.34%	5,922
2012	9.564349	12.622502	31.97%	13,850
2011	9.785686	9.564349	-2.26%	8,054
2010	7.264107	9.785686	34.71%	6,043
2009	3.389325	7.264107	114.32%	22,567
2008	12.571411	3.389325	-73.04%	110,513
2007	9.966138	12.571411	26.14%	45,353
2006	9.658178	9.966138	3.19%	35,934
2005	10.121596	9.658178	-4.58%	22,203
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.877658	26.439125	15.57%	21,382
2013	17.270462	22.877658	32.47%	22,463
2012	15.031071	17.270462	14.90%	7,871
2011	14.950687	15.031071	0.54%	17,261
2010	12.823257	14.950687	16.59%	4,962
2009	8.573436	12.823257	49.57%	6,073
2008	15.000285	8.573436	-42.84%	30,356
2007	12.939272	15.000285	15.93%	19,395
2006	12.431431	12.939272	4.09%	1,555
2005	12.494031	12.431431	-0.50%	22,023
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.872272	18.521345	16.69%	8,916
2013	10.826303	15.872272	46.61%	12,153
2012	9.000494	10.826303	20.29%	12,566
2011	9.254586	9.000494	-2.75%	10,375
2010	7.839668	9.254586	18.05%	14,234
2009	5.879527	7.839668	33.34%	7,440
2008	13.125573	5.879527	-55.21%	15,524
2007	13.191680	13.125573	-0.50%	26,917
2006	11.239253	13.191680	17.37%	37,310
2005	10.985820	11.239253	2.31%	42,695

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.917683	9.692525	-18.67%	21,039
2013	22.471840	11.917683	-46.97%	18,304
2012	23.814003	22.471840	-5.64%	27,819
2011	31.909042	23.814003	-25.37%	18,870
2010	23.485081	31.909042	35.87%	25,745
2009	15.992527	23.485081	46.85%	29,135
2008	26.455823	15.992527	-39.55%	50,806
2007	22.490880	26.455823	17.63%	50,070
2006	18.822153	22.490880	19.49%	55,446
2005	15.822539	18.822153	18.96%	61,929
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.708920	22.277264	19.07%	6,273
2013	18.291661	18.708920	2.28%	5,757
2012	15.708167	18.291661	16.45%	9,238
2011	15.609555	15.708167	0.63%	10,142
2010	12.704190	15.609555	22.87%	13,194
2009	10.306794	12.704190	23.26%	47,181
2008	17.949188	10.306794	-42.58%	9,108
2007	22.555163	17.949188	-20.42%	5,149
2006	17.533525	22.555163	28.64%	15,973
2005	16.629114	17.533525	5.44%	7,085
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.222906	24.829321	6.92%	830
2013	17.379018	23.222906	33.63%	4,352
2012	15.125463	17.379018	14.90%	3,703
2011	14.597440	15.125463	3.62%	8,990
2010	11.854531	14.597440	23.14%	5,491
2009	8.353096	11.854531	41.92%	243
2008	12.660468	8.353096	-34.02%	231
2007	14.722772	12.660468	-14.01%	1,893
2006	13.591959	14.722772	8.32%	11,353
2005	13.094839	13.591959	3.80%	696
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.722491	25.369987	2.62%	16,668
2013	15.844993	24.722491	56.03%	19,116
2012	13.188265	15.844993	20.14%	17,566
2011	15.262097	13.188265	-13.59%	20,305
2010	11.251619	15.262097	35.64%	8,838
2009	8.577378	11.251619	31.18%	9,188
2008	17.924479	8.577378	-52.15%	16,342
2007	19.534007	17.924479	-8.24%	35,286
2006	16.426042	19.534007	18.92%	67,274
2005	16.063292	16.426042	2.26%	132,207

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.879060	18.250688	22.66%	9,113
2013	8.962489	14.879060	66.01%	10,292
2012	7.039693	8.962489	27.31%	15,889
2011	7.448037	7.039693	-5.48%	60,978
2010	6.032649	7.448037	23.46%	25,177
2009	4.188378	6.032649	44.03%	61,383
2008	13.296071	4.188378	-68.50%	63,404
2007	13.431133	13.296071	-1.01%	9,755
2006	11.033945	13.431133	21.73%	21,225
2005	10.845754	11.033945	1.74%	13,753
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.617300	19.488495	10.62%	30,213
2013	12.668983	17.617300	39.06%	10,670
2012	11.363028	12.668983	11.49%	12,544
2011	11.674472	11.363028	-2.67%	5,447
2010	9.488888	11.674472	23.03%	9,826
2009	6.549393	9.488888	44.88%	11,985
2008	11.061341	6.549393	-40.79%	3,947
2007	10.715788	11.061341	3.22%	24,958
2006	10.331284	10.715788	3.72%	7,353
2005	10.315742	10.331284	0.15%	7,381
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.938813	19.583511	9.17%	50,723
2013	12.549848	17.938813	42.94%	15,224
2012	10.434853	12.549848	20.27%	26,364
2011	10.951206	10.434853	-4.72%	19,505
2010	9.249875	10.951206	18.39%	18,887
2009	6.214853	9.249875	48.83%	33,603
2008	12.301476	6.214853	-49.48%	4,010
2007	13.211711	12.301476	-6.89%	8,894
2006	11.410574	13.211711	15.78%	29,164
2005	11.129287	11.410574	2.53%	38,428
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.751804	23.008850	-3.13%	5,466
2013	18.006514	23.751804	31.91%	11,944
2012	15.768545	18.006514	14.19%	19,451
2011	16.130537	15.768545	-2.24%	6,025
2010	12.364361	16.130537	30.46%	35,111
2009	8.012762	12.364361	54.31%	6,694
2008	12.753001	8.012762	-37.17%	4,504
2007	11.951311	12.753001	6.71%	3,019
2006	11.776835	11.951311	1.48%	3,514
2005	10.736855	11.776835	9.69%	46,425

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.448020	19.373366	5.02%	25,717
2013	13.805040	18.448020	33.63%	21,093
2012	11.992740	13.805040	15.11%	38,426
2011	13.126006	11.992740	-8.63%	34,606
2010	11.104013	13.126006	18.21%	12,002
2009	7.268523	11.104013	52.77%	15,035
2008	13.104554	7.268523	-44.53%	15,026
2007	13.997223	13.104554	-6.38%	7,979
2006	12.149525	13.997223	15.21%	4,849
2005	11.397986	12.149525	6.59%	9,517
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.219656	19.896026	-1.60%	1,046
2013	14.541670	20.219656	39.05%	12,682
2012	13.361278	14.541670	8.83%	3,472
2011	13.116980	13.361278	1.86%	52,600
2010	10.630071	13.116980	23.40%	7,710
2009	8.063671	10.630071	31.83%	906
2008	12.477043	8.063671	-35.37%	13,800
2007	12.694807	12.477043	-1.72%	7,810
2006	11.974930	12.694807	6.01%	2,269
2005	11.458720	11.974930	4.50%	28,121
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.745804	17.691047	-0.31%	5,186
2013	12.626512	17.745804	40.54%	22,952
2012	10.659832	12.626512	18.45%	22,630
2011	11.962550	10.659832	-10.89%	9,686
2010	9.717798	11.962550	23.10%	1,355
2009	6.086129	9.717798	59.67%	2,028
2008	10.947132	6.086129	-44.40%	24,059
2007	13.970471	10.947132	-21.64%	1,173
2006	11.909594	13.970471	17.30%	42,023
2005	11.678083	11.909594	1.98%	41,086
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.312633	6.426428	20.97%	1,838
2013	5.564226	5.312633	-4.52%	1,992
2012	6.033939	5.564226	-7.78%	73,177
2011	6.404690	6.033939	-5.79%	89,171
2010	6.815967	6.404690	-6.03%	26,465
2009	8.230352	6.815967	-17.18%	39,010
2008	7.923400	8.230352	3.87%	789
2007	9.037059	7.923400	-12.32%	0
2006	10.275555	9.037059	-12.05%	0
2005*	10.000000	10.275555	2.76%	854

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.226969	18.689754	8.49%	16,404
2013	12.930408	17.226969	33.23%	14,606
2012	11.734836	12.930408	10.19%	12,086
2011	13.133556	11.734836	-10.65%	5,915
2010	11.913344	13.133556	10.24%	5,649
2009	7.780693	11.913344	53.11%	6,636
2008	14.485548	7.780693	-46.29%	455
2007	13.337893	14.485548	8.60%	3,668
2006	12.800173	13.337893	4.20%	2,661
2005	12.615185	12.800173	1.47%	6,697
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.608968	8.692777	0.97%	3,964
2013	7.448192	8.608968	15.58%	51
2012	7.218787	7.448192	3.18%	675
2011	8.570265	7.218787	-15.77%	68
2010	7.605843	8.570265	12.68%	6,315
2009	6.006598	7.605843	26.62%	129
2008	11.167514	6.006598	-46.21%	536
2007	10.391458	11.167514	7.47%	9,773
2006	8.835840	10.391458	17.61%	11,799
2005	8.875853	8.835840	-0.45%	1,183
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.675710	28.608905	20.84%	4,790
2013	15.972160	23.675710	48.23%	4,454
2012	13.804974	15.972160	15.70%	3,710
2011	15.784097	13.804974	-12.54%	4,696
2010	12.922033	15.784097	22.15%	4,540
2009	11.187208	12.922033	15.51%	1,168
2008	15.211714	11.187208	-26.46%	3,268
2007	16.943603	15.211714	-10.22%	641
2006	16.034396	16.943603	5.67%	14,345
2005	15.020179	16.034396	6.75%	11,046
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.125611	15.872487	20.93%	5,003
2013	11.739337	13.125611	11.81%	1,860
2012	11.798829	11.739337	-0.50%	8,226
2011	10.310767	11.798829	14.43%	14,991
2010	9.803678	10.310767	5.17%	10,036
2009	8.755163	9.803678	11.98%	10,824
2008	12.634210	8.755163	-30.70%	9,822
2007	11.377108	12.634210	11.05%	31,555
2006	9.557813	11.377108	19.03%	29,959
2005	8.784721	9.557813	8.80%	16,944

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.801342	7.530901	-23.16%	0
2013	10.249259	9.801342	-4.37%	0
2012	10.335555	10.249259	-0.83%	133
2011	10.904976	10.335555	-5.22%	0
2010	11.740714	10.904976	-7.12%	16,366
2009	11.192286	11.740714	4.90%	6,021
2008	12.960352	11.192286	-13.64%	46,381
2007	11.151657	12.960352	16.22%	5,016
2006	9.709355	11.151657	14.85%	7,860
2005*	10.000000	9.709355	-2.91%	4,494
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.050014	10.025132	-0.25%	0
2013*	10.000000	10.050014	0.50%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.720895	10.854269	1.24%	3,177
2013	11.940831	10.720895	-10.22%	5,211
2012	10.295083	11.940831	15.99%	0
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.589616	5.90%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.689218	11.975135	12.03%	328
2013	10.584254	10.689218	0.99%	354
2012	8.277914	10.584254	27.86%	507
2011*	10.000000	8.277914	-17.22%	354
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.302536	11.343683	0.36%	3,143
2013	9.923087	11.302536	13.90%	339
2012	8.869933	9.923087	11.87%	151
2011*	10.000000	8.869933	-11.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.495798	6.762698	-20.40%	0
2013	7.811116	8.495798	8.77%	0
2012	7.678435	7.811116	1.73%	0
2011*	10.000000	7.678435	-23.22%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.882957	9.621121	-2.65%	0
2013	9.560858	9.882957	3.37%	0
2012	9.589019	9.560858	-0.29%	0
2011*	10.000000	9.589019	-4.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.539397	12.149686	5.29%	0
2013	10.096003	11.539397	14.30%	0
2012	9.059274	10.096003	11.44%	0
2011*	10.000000	9.059274	-9.41%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.363255	11.400467	10.01%	0
2013*	10.000000	10.363255	3.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.076217	10.231760	1.54%	0
2013	11.200216	10.076217	-10.04%	0
2012	10.610687	11.200216	5.56%	0
2011*	10.000000	10.610687	6.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.220237	19.044038	10.59%	0
2013	12.897719	17.220237	33.51%	0
2012	11.435302	12.897719	12.79%	0
2011	11.281778	11.435302	1.36%	0
2010	10.054375	11.281778	12.21%	0
2009	8.660915	10.054375	16.09%	0
2008	13.469673	8.660915	-35.70%	0
2007	13.713156	13.469673	-1.78%	0
2006	11.913827	13.713156	15.10%	0
2005	11.582851	11.913827	2.86%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.666586	16.941608	8.14%	0
2013	11.631718	15.666586	34.69%	0
2012	10.385642	11.631718	12.00%	0
2011	10.453276	10.385642	-0.65%	0
2010	9.158911	10.453276	14.13%	0
2009	6.925433	9.158911	32.25%	0
2008	12.047555	6.925433	-42.52%	0
2007	10.126623	12.047555	18.97%	0
2006	10.650546	10.126623	-4.92%	0
2005	10.604317	10.650546	0.44%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.880637	20.987322	11.16%	0
2013	14.580957	18.880637	29.49%	0
2012	12.946646	14.580957	12.62%	0
2011	13.037825	12.946646	-0.70%	0
2010	11.693527	13.037825	11.50%	0
2009	9.924813	11.693527	17.82%	0
2008	13.788900	9.924813	-28.02%	0
2007	14.788590	13.788900	-6.76%	0
2006	12.678585	14.788590	16.64%	0
2005	12.279098	12.678585	3.25%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.455867	11.473138	0.15%	0
2013*	10.000000	11.455867	14.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.197334	12.221645	0.20%	0
2013	10.844855	12.197334	12.47%	0
2012	10.032890	10.844855	8.09%	0
2011	10.591590	10.032890	-5.27%	0
2010*	10.000000	10.591590	5.92%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.609345	7.023222	-18.42%	0
2013	9.760810	8.609345	-11.80%	0
2012	10.142534	9.760810	-3.76%	0
2011	11.811962	10.142534	-14.13%	0
2010*	10.000000	11.811962	18.12%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.149054	-8.51%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.317220	13.17%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.690620	10.497766	-1.80%	0
2013	10.462561	10.690620	2.18%	0
2012*	10.000000	10.462561	4.63%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.860031	8.60%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.347807	11.772706	3.74%	0
2013	10.008761	11.347807	13.38%	0
2012	9.072242	10.008761	10.32%	0
2011*	10.000000	9.072242	-9.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.872573	14.025118	1.10%	0
2013	11.402047	13.872573	21.67%	0
2012	10.057569	11.402047	13.37%	0
2011	10.391387	10.057569	-3.21%	0
2010*	10.000000	10.391387	3.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.524029	10.822634	2.84%	0
2013*	10.000000	10.524029	5.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.396343	11.842104	3.91%	0
2013*	10.000000	11.396343	13.96%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.260358	10.483867	2.18%	0
2013*	10.000000	10.260358	2.60%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.007215	12.212836	1.71%	0
2013	9.895800	12.007215	21.34%	0
2012	8.853776	9.895800	11.77%	0
2011	9.715916	8.853776	-8.87%	0
2010	8.584517	9.715916	13.18%	0
2009	6.264402	8.584517	37.04%	45,752
2008	11.198163	6.264402	-44.06%	63,782
2007	10.013719	11.198163	11.83%	41,417
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.085234	11.201854	1.05%	0
2013	9.496494	11.085234	16.73%	0
2012	8.594051	9.496494	10.50%	0
2011	9.126661	8.594051	-5.84%	0
2010	8.162098	9.126661	11.82%	0
2009	6.114551	8.162098	33.49%	27,596
2008	10.750211	6.114551	-43.12%	38,809
2007*	10.000000	10.750211	7.50%	22,814
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.926148	10.933739	0.07%	0
2013	10.089429	10.926148	8.29%	0
2012	9.264864	10.089429	8.90%	0
2011	9.450928	9.264864	-1.97%	0
2010	8.662604	9.450928	9.10%	0
2009	7.188978	8.662604	20.50%	10,354
2008	10.458723	7.188978	-31.26%	13,194
2007	10.017003	10.458723	4.41%	8,755
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.876649	7.576613	10.18%	0
2013	6.819023	6.876649	0.85%	0
2012	7.812647	6.819023	-12.72%	0
2011	8.697869	7.812647	-10.18%	0
2010	9.172614	8.697869	-5.18%	0
2009	9.721486	9.172614	-5.65%	156,669
2008*	10.000000	9.721486	-2.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.657816	13.800849	1.05%	0
2013	11.828894	13.657816	15.46%	0
2012	11.523340	11.828894	2.65%	0
2011	12.545528	11.523340	-8.15%	0
2010	11.476056	12.545528	9.32%	0
2009	9.171295	11.476056	25.13%	175,780
2008	15.743409	9.171295	-41.75%	208,897
2007	13.049000	15.743409	20.65%	155,591
2006	11.917186	13.049000	9.50%	103,165
2005	10.660956	11.917186	11.78%	172
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.712700	8.963649	2.88%	0
2013	8.719220	8.712700	-0.07%	0
2012	8.677310	8.719220	0.48%	0
2011	8.538335	8.677310	1.63%	0
2010	8.180265	8.538335	4.38%	0
2009	8.604314	8.180265	-4.93%	277,505
2008	10.769309	8.604314	-20.10%	451,744
2007	10.551892	10.769309	2.06%	611,128
2006	10.065326	10.551892	4.83%	439,432
2005*	10.000000	10.065326	0.65%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.135279	10.200207	0.64%	0
2013*	10.000000	10.135279	1.35%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.056227	10.414025	3.56%	0
2013*	10.000000	10.056227	0.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.001141	10.392496	3.91%	0
2013*	10.000000	10.001141	0.01%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.686246	12.745176	-6.88%	0
2013	11.126543	13.686246	23.01%	0
2012	9.498036	11.126543	17.15%	0
2011	10.412303	9.498036	-8.78%	0
2010*	10.000000	10.412303	4.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.816126	9.201764	-6.26%	0
2013*	10.000000	9.816126	-1.84%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.990727	9.672636	-3.18%	0
2013*	10.000000	9.990727	-0.09%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.822283	11.090160	2.48%	0
2013	10.142967	10.822283	6.70%	0
2012	9.443888	10.142967	7.40%	0
2011*	10.000000	9.443888	-5.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.782033	12.860574	9.15%	0
2013*	10.000000	11.782033	17.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.822187	13.233217	3.21%	0
2013	10.580269	12.822187	21.19%	0
2012	9.301738	10.580269	13.75%	0
2011*	10.000000	9.301738	-6.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.817444	-1.83%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.206694	2.07%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.766082	11.927912	1.38%	0
2013*	10.000000	11.766082	17.66%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.501277	11.515915	0.13%	0
2013*	10.000000	11.501277	15.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.328928	14.718720	2.72%	0
2013	11.258241	14.328928	27.28%	0
2012	9.860576	11.258241	14.17%	0
2011	10.714194	9.860576	-7.97%	0
2010*	10.000000	10.714194	7.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.462220	12.776815	2.52%	0
2013	11.057041	12.462220	12.71%	0
2012	10.128416	11.057041	9.17%	0
2011	10.443674	10.128416	-3.02%	0
2010*	10.000000	10.443674	4.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.347127	13.736549	2.92%	0
2013	11.198662	13.347127	19.19%	0
2012	10.025081	11.198662	11.71%	0
2011	10.562254	10.025081	-5.09%	0
2010*	10.000000	10.562254	5.62%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.147762	11.323878	1.58%	0
2013	10.807437	11.147762	3.15%	0
2012	10.227827	10.807437	5.67%	0
2011	10.259537	10.227827	-0.31%	0
2010*	10.000000	10.259537	2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.275679	10.329290	0.52%	0
2013*	10.000000	10.275679	2.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.347660	10.274825	-0.70%	0
2013*	10.000000	10.347660	3.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.890234	13.250187	2.79%	0
2013	11.131238	12.890234	15.80%	0
2012	10.077593	11.131238	10.46%	0
2011	10.496352	10.077593	-3.99%	0
2010*	10.000000	10.496352	4.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.703793	14.085332	2.78%	0
2013	11.217476	13.703793	22.16%	0
2012	9.959261	11.217476	12.63%	0
2011	10.627639	9.959261	-6.29%	0
2010*	10.000000	10.627639	6.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.037796	12.316208	2.31%	0
2013	11.008728	12.037796	9.35%	0
2012	10.177372	11.008728	8.17%	0
2011	10.381070	10.177372	-1.96%	0
2010*	10.000000	10.381070	3.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.375662	10.697165	3.10%	0
2013	10.775874	10.375662	-3.71%	0
2012	10.234217	10.775874	5.29%	0
2011*	10.000000	10.234217	2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.630550	-3.69%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.717945	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.212786	2.13%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.137656	1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.324678	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.228109	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.304733	3.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.132517	1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.254903	10.328123	0.71%	0
2013*	10.000000	10.254903	2.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.319712	10.320134	0.00%	0
2013*	10.000000	10.319712	3.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.292187	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.295544	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.223287	2.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.328395	9.169819	-1.70%	0
2013	9.489719	9.328395	-1.70%	0
2012	9.654289	9.489719	-1.70%	0
2011	9.820782	9.654289	-1.70%	0
2010	9.990609	9.820782	-1.70%	0
2009*	10.000000	9.990609	-0.09%	277,264
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.553383	9.755693	2.12%	0
2013*	10.000000	9.553383	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.355252	12.950698	-3.03%	0
2013	11.221070	13.355252	19.02%	0
2012	9.881874	11.221070	13.55%	0
2011	11.122891	9.881874	-11.16%	0
2010*	10.000000	11.122891	11.23%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.985025	-10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.418861	16.694905	8.28%	0
2013	11.669479	15.418861	32.13%	0
2012	10.221911	11.669479	14.16%	0
2011	10.745678	10.221911	-4.87%	0
2010*	10.000000	10.745678	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.508179	15.722388	8.37%	0
2013	10.930349	14.508179	32.73%	0
2012	9.456302	10.930349	15.59%	0
2011	10.243625	9.456302	-7.69%	0
2010*	10.000000	10.243625	2.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.216830	22.720308	2.27%	0
2013	16.266019	22.216830	36.58%	0
2012	14.401578	16.266019	12.95%	0
2011	15.297154	14.401578	-5.85%	0
2010	12.270622	15.297154	24.66%	0
2009*	10.000000	12.270622	22.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.156055	16.472135	1.96%	0
2013	11.857596	16.156055	36.25%	0
2012	10.522219	11.857596	12.69%	0
2011	11.202455	10.522219	-6.07%	0
2010*	10.000000	11.202455	12.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.754788	18.122865	15.03%	0
2013	11.812655	15.754788	33.37%	0
2012	10.329054	11.812655	14.36%	0
2011	10.757044	10.329054	-3.98%	0
2010*	10.000000	10.757044	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.010819	10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.716960	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.397643	3.98%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.861640	8.62%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.295351	11.751274	26.42%	0
2013*	10.000000	9.295351	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.942531	9.821784	-1.21%	0
2013	10.103833	9.942531	-1.60%	0
2012	9.929154	10.103833	1.76%	0
2011*	10.000000	9.929154	-0.71%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.127978	9.926320	-1.99%	0
2013*	10.000000	10.127978	1.28%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.638860	9.607838	-0.32%	0
2013*	10.000000	9.638860	-3.61%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.814810	10.375396	5.71%	0
2013	9.608157	9.814810	2.15%	0
2012*	10.000000	9.608157	-3.92%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.481070	10.192025	-2.76%	0
2013	10.193183	10.481070	2.82%	0
2012*	10.000000	10.193183	1.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.398691	11.435283	0.32%	0
2013*	10.000000	11.398691	13.99%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.561079	10.428757	-1.25%	0
2013	10.731993	10.561079	-1.59%	0
2012	9.509874	10.731993	12.85%	0
2011*	10.000000	9.509874	-4.90%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.622807	7.697793	-20.00%	0
2013	11.478324	9.622807	-16.17%	0
2012	11.108120	11.478324	3.33%	0
2011	12.221814	11.108120	-9.11%	0
2010*	10.000000	12.221814	22.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.675741	11.638457	-0.32%	0
2013	12.777391	11.675741	-8.62%	0
2012	11.037855	12.777391	15.76%	0
2011	10.571660	11.037855	4.41%	0
2010*	10.000000	10.571660	5.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.997928	10.843504	-1.40%	0
2013	11.974493	10.997928	-8.16%	0
2012	11.576414	11.974493	3.44%	0
2011	10.861905	11.576414	6.58%	0
2010*	10.000000	10.861905	8.62%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.828450	10.874128	0.42%	0
2013	12.047768	10.828450	-10.12%	0
2012	11.469547	12.047768	5.04%	0
2011	10.857827	11.469547	5.63%	0
2010*	10.000000	10.857827	8.58%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.494360	12.679003	1.48%	0
2013	12.033015	12.494360	3.83%	0
2012	10.719987	12.033015	12.25%	0
2011	10.563279	10.719987	1.48%	0
2010*	10.000000	10.563279	5.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.987560	9.891235	-0.96%	0
2013	10.183933	9.987560	-1.93%	0
2012	9.797172	10.183933	3.95%	0
2011*	10.000000	9.797172	-2.03%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.926970	10.045424	1.19%	0
2013*	10.000000	9.926970	-0.73%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.853310	7.588875	-14.28%	0
2013	9.208176	8.853310	-3.85%	0
2012	8.389638	9.208176	9.76%	0
2011	11.173104	8.389638	-24.91%	0
2010*	10.000000	11.173104	11.73%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.992319	12.733627	-1.99%	0
2013	11.821420	12.992319	9.90%	0
2012	10.394876	11.821420	13.72%	0
2011	10.793354	10.394876	-3.69%	0
2010*	10.000000	10.793354	7.93%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.306499	13.386256	0.60%	0
2013	12.303939	13.306499	8.15%	0
2012	10.967968	12.303939	12.18%	0
2011	10.859138	10.967968	1.00%	0
2010*	10.000000	10.859138	8.59%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.209815	9.878793	-3.24%	0
2013	9.033814	10.209815	13.02%	0
2012	7.958657	9.033814	13.51%	0
2011	11.090076	7.958657	-28.24%	0
2010*	10.000000	11.090076	10.90%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.800495	13.888582	8.50%	0
2013	9.757373	12.800495	31.19%	0
2012	7.440860	9.757373	31.13%	0
2011*	10.000000	7.440860	-25.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.557590	9.553520	-0.04%	0
2013	8.209629	9.557590	16.42%	0
2012	7.698637	8.209629	6.64%	0
2011*	10.000000	7.698637	-23.01%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.745513	4.000163	-15.71%	0
2013	6.572757	4.745513	-27.80%	0
2012	8.017304	6.572757	-18.02%	0
2011	8.950921	8.017304	-10.43%	0
2010*	10.000000	8.950921	-10.49%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.359618	27.238270	27.52%	0
2013	12.901660	21.359618	65.56%	0
2012	9.328031	12.901660	38.31%	0
2011*	10.000000	9.328031	-6.72%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.518736	15.908694	9.57%	0
2013	11.382686	14.518736	27.55%	0
2012	10.167786	11.382686	11.95%	0
2011	10.343184	10.167786	-1.70%	0
2010*	10.000000	10.343184	3.43%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.566847	14.700163	8.35%	0
2013	10.744408	13.566847	26.27%	0
2012	9.859891	10.744408	8.97%	0
2011*	10.000000	9.859891	-1.40%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.859635	17.532700	10.55%	0
2013	11.534917	15.859635	37.49%	0
2012	9.610817	11.534917	20.02%	0
2011*	10.000000	9.610817	-3.89%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.354032	7.931090	-5.06%	0
2013	9.081832	8.354032	-8.01%	0
2012	8.669663	9.081832	4.75%	0
2011	10.983610	8.669663	-21.07%	0
2010*	10.000000	10.983610	9.84%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.972517	11.649244	-10.20%	0
2013	10.849438	12.972517	19.57%	0
2012	9.466422	10.849438	14.61%	0
2011	10.568982	9.466422	-10.43%	0
2010*	10.000000	10.568982	5.69%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.136782	14.581513	11.00%	0
2013	10.118201	13.136782	29.83%	0
2012	8.252589	10.118201	22.61%	0
2011*	10.000000	8.252589	-17.47%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.182701	18.461656	21.60%	0
2013	11.051374	15.182701	37.38%	0
2012	9.576120	11.051374	15.41%	0
2011*	10.000000	9.576120	-4.24%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.465459	13.974800	3.78%	0
2013	9.912726	13.465459	35.84%	0
2012	8.708567	9.912726	13.83%	0
2011*	10.000000	8.708567	-12.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.210573	11.029742	-9.67%	0
2013	10.395321	12.210573	17.46%	0
2012	9.122023	10.395321	13.96%	0
2011	10.832933	9.122023	-15.79%	0
2010*	10.000000	10.832933	8.33%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.809503	14.721011	-0.60%	0
2013	9.930419	14.809503	49.13%	0
2012	8.435332	9.930419	17.72%	0
2011*	10.000000	8.435332	-15.65%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.552420	12.737097	1.47%	0
2013	8.614220	12.552420	45.72%	0
2012	7.127727	8.614220	20.86%	0
2011	8.901047	7.127727	-19.92%	0
2010*	10.000000	8.901047	-10.99%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.163458	18.590721	15.02%	0
2013	12.245730	16.163458	31.99%	0
2012	10.718199	12.245730	14.25%	0
2011	10.746769	10.718199	-0.27%	0
2010*	10.000000	10.746769	7.47%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.689829	11.994558	-12.38%	0
2013	11.224620	13.689829	21.96%	0
2012	11.097676	11.224620	1.14%	0
2011	11.041201	11.097676	0.51%	0
2010*	10.000000	11.041201	10.41%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.748469	17.304540	17.33%	0
2013	11.398444	14.748469	29.39%	0
2012	10.367023	11.398444	9.95%	0
2011*	10.000000	10.367023	3.67%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.232687	3.167655	-25.16%	0
2013	6.939004	4.232687	-39.00%	0
2012	8.261040	6.939004	-16.00%	0
2011*	10.000000	8.261040	-17.39%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.483077	12.882914	22.89%	0
2013	10.654548	10.483077	-1.61%	0
2012	9.250607	10.654548	15.18%	0
2011*	10.000000	9.250607	-7.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.650981	3.874009	-31.45%	0
2013	4.935485	5.650981	14.50%	0
2012	5.395244	4.935485	-8.52%	0
2011	8.781686	5.395244	-38.56%	0
2010*	10.000000	8.781686	-12.18%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.861171	14.363182	32.24%	0
2013	8.277847	10.861171	31.21%	0
2012	8.787742	8.277847	-5.80%	0
2011*	10.000000	8.787742	-12.12%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.579545	7.232441	-4.58%	0
2013	7.728428	7.579545	-1.93%	0
2012	9.041907	7.728428	-14.53%	0
2011	8.311778	9.041907	8.78%	0
2010*	10.000000	8.311778	-16.88%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.193268	5.247904	1.05%	0
2013	6.688152	5.193268	-22.35%	0
2012	8.521764	6.688152	-21.52%	0
2011	8.515252	8.521764	0.08%	0
2010*	10.000000	8.515252	-14.85%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.217095	3.341906	-20.75%	0
2013	6.076926	4.217095	-30.60%	0
2012	7.613318	6.076926	-20.18%	0
2011	8.650977	7.613318	-11.99%	0
2010*	10.000000	8.650977	-13.49%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.344519	14.332924	16.11%	0
2013	10.030903	12.344519	23.06%	0
2012	9.251184	10.030903	8.43%	0
2011*	10.000000	9.251184	-7.49%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.977626	11.840613	-1.14%	0
2013	10.872516	11.977626	10.16%	0
2012	9.492915	10.872516	14.53%	0
2011*	10.000000	9.492915	-5.07%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.697661	15.683576	34.07%	0
2013	14.711548	11.697661	-20.49%	0
2012	14.822409	14.711548	-0.75%	0
2011	10.506525	14.822409	41.08%	0
2010*	10.000000	10.506525	5.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.515314	34.070794	33.53%	0
2013	14.497115	25.515314	76.00%	0
2012	11.026488	14.497115	31.48%	0
2011	11.352392	11.026488	-2.87%	0
2010*	10.000000	11.352392	13.52%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.810576	1.143439	-36.85%	0
2013	3.585956	1.810576	-49.51%	0
2012	5.631945	3.585956	-36.33%	0
2011	7.361772	5.631945	-23.50%	0
2010*	10.000000	7.361772	-26.38%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.827583	14.636050	23.75%	0
2013	10.618456	11.827583	11.39%	0
2012	10.787279	10.618456	-1.57%	0
2011*	10.000000	10.787279	7.87%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.939592	8.071441	1.66%	0
2013	6.252218	7.939592	26.99%	0
2012	5.120529	6.252218	22.10%	0
2011	6.697989	5.120529	-23.55%	0
2010	6.027830	6.697989	11.12%	0
2009	6.350293	6.027830	-5.08%	0
2008	10.980624	6.350293	-42.17%	677,293
2007	15.320649	10.980624	-28.33%	20,267
2006	14.009391	15.320649	9.36%	196,386
2005	14.656197	14.009391	-4.41%	161,650
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.533033	20.782525	-3.49%	0
2013	21.635162	21.533033	-0.47%	0
2012	19.878498	21.635162	8.84%	0
2011	24.206043	19.878498	-17.88%	0
2010	19.439163	24.206043	24.52%	0
2009	12.720725	19.439163	52.81%	222,142
2008	23.701290	12.720725	-46.33%	637
2007	17.999598	23.701290	31.68%	233,986
2006	14.971940	17.999598	20.22%	254,421
2005	14.638939	14.971940	2.27%	180,477

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.853384	28.505605	30.44%	0
2013	14.416763	21.853384	51.58%	0
2012	10.785649	14.416763	33.67%	0
2011	9.921052	10.785649	8.71%	0
2010	9.116881	9.921052	8.82%	0
2009	7.837224	9.116881	16.33%	71
2008	9.037143	7.837224	-13.28%	625,140
2007	8.806419	9.037143	2.62%	0
2006	9.266331	8.806419	-4.96%	0
2005	8.517469	9.266331	8.79%	167,299
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.532454	2.940036	-35.13%	0
2013	4.763828	4.532454	-4.86%	0
2012	4.915623	4.763828	-3.09%	0
2011	5.356338	4.915623	-8.23%	0
2010	5.043911	5.356338	6.19%	0
2009	4.599401	5.043911	9.66%	554,483
2008	9.179106	4.599401	-49.89%	475,708
2007	7.127827	9.179106	28.78%	818,589
2006	8.828947	7.127827	-19.27%	721,521
2005*	10.000000	8.828947	-11.71%	579,113
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.787432	27.442727	10.71%	0
2013	19.661298	24.787432	26.07%	0
2012	18.342646	19.661298	7.19%	0
2011	16.401746	18.342646	11.83%	0
2010	14.226568	16.401746	15.29%	0
2009	12.149784	14.226568	17.09%	201,558
2008	16.133772	12.149784	-24.69%	357,205
2007	14.777103	16.133772	9.18%	325,341
2006	12.801243	14.777103	15.43%	226,715
2005	13.073782	12.801243	-2.08%	203,137
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.970225	19.484757	14.82%	0
2013	10.610665	16.970225	59.94%	0
2012	9.214691	10.610665	15.15%	0
2011	8.592769	9.214691	7.24%	0
2010	7.016244	8.592769	22.47%	0
2009	5.214889	7.016244	34.54%	0
2008	13.857682	5.214889	-62.37%	1,767
2007	13.036049	13.857682	6.30%	0
2006	10.158223	13.036049	28.33%	5,865
2005	10.742409	10.158223	-5.44%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.766336	10.662896	21.63%	0
2013	6.603233	8.766336	32.76%	0
2012	6.647853	6.603233	-0.67%	0
2011	8.097781	6.647853	-17.91%	0
2010	7.519300	8.097781	7.69%	0
2009	4.451217	7.519300	68.93%	451,035
2008	9.076921	4.451217	-50.96%	4,125
2007	9.471293	9.076921	-4.16%	24,182
2006	9.401029	9.471293	0.75%	24,488
2005	9.206643	9.401029	2.11%	90,838
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.817513	20.651628	-20.01%	0
2013	21.271842	25.817513	21.37%	0
2012	21.132873	21.271842	0.66%	0
2011	22.832984	21.132873	-7.45%	0
2010	19.510260	22.832984	17.03%	0
2009	14.330520	19.510260	36.14%	125,904
2008	27.015440	14.330520	-46.95%	224
2007	20.632094	27.015440	30.94%	213,369
2006	18.751507	20.632094	10.03%	227,259
2005	13.768137	18.751507	36.19%	267,445
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.038622	20.169393	-30.54%	0
2013	23.844484	29.038622	21.78%	0
2012	24.160348	23.844484	-1.31%	0
2011	27.095503	24.160348	-10.83%	0
2010	21.867728	27.095503	23.91%	0
2009	13.696600	21.867728	59.66%	149,029
2008	32.865679	13.696600	-58.33%	790
2007	24.389154	32.865679	34.76%	143,991
2006	22.355302	24.389154	9.10%	5,097
2005	15.334109	22.355302	45.79%	173,480
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.646868	10.018674	-13.98%	0
2013	9.563259	11.646868	21.79%	0
2012	7.996919	9.563259	19.59%	0
2011	9.586088	7.996919	-16.58%	0
2010	10.929508	9.586088	-12.29%	0
2009	8.196463	10.929508	33.34%	63,325
2008	18.472950	8.196463	-55.63%	0
2007	16.622935	18.472950	11.13%	37,176
2006	13.056583	16.622935	27.31%	65,011
2005	12.488059	13.056583	4.55%	45,889

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.126608	11.206685	10.67%	0
2013	8.076248	10.126608	25.39%	0
2012	6.697079	8.076248	20.59%	0
2011	8.007830	6.697079	-16.37%	0
2010	7.123082	8.007830	12.42%	0
2009	6.054663	7.123082	17.65%	460,947
2008	11.855742	6.054663	-48.93%	358
2007	14.855166	11.855742	-20.19%	84,188
2006	12.945412	14.855166	14.75%	388,673
2005	12.738283	12.945412	1.63%	335,542
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.859262	19.669368	32.37%	0
2013	18.491428	14.859262	-19.64%	0
2012	18.263212	18.491428	1.25%	0
2011	13.130955	18.263212	39.09%	0
2010	12.132342	13.130955	8.23%	0
2009	18.028791	12.132342	-32.70%	141,112
2008	12.663965	18.028791	42.36%	274,208
2007	11.740943	12.663965	7.86%	327,720
2006	12.331939	11.740943	-4.79%	617,514
2005	11.649276	12.331939	5.86%	440,513
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.610012	22.797466	22.50%	0
2013	13.349621	18.610012	39.40%	0
2012	11.591408	13.349621	15.17%	0
2011	11.263438	11.591408	2.91%	0
2010	10.731739	11.263438	4.95%	0
2009	8.758537	10.731739	22.53%	265,938
2008	11.857881	8.758537	-26.14%	408,909
2007	11.378536	11.857881	4.21%	334,423
2006	11.011836	11.378536	3.33%	299,485
2005	10.124073	11.011836	8.77%	392,428
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.758090	25.815568	0.22%	0
2013	17.326818	25.758090	48.66%	0
2012	14.772241	17.326818	17.29%	0
2011	17.061542	14.772241	-13.42%	0
2010	14.371099	17.061542	18.72%	0
2009	8.814677	14.371099	63.04%	362,286
2008	16.267701	8.814677	-45.81%	1,417
2007	14.992964	16.267701	8.50%	244,066
2006	13.902825	14.992964	7.84%	0
2005	14.339889	13.902825	-3.05%	105,297

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.068781	0.821926	-23.10%	0
2013	1.937687	1.068781	-44.84%	0
2012	2.542186	1.937687	-23.78%	0
2011	3.546173	2.542186	-28.31%	0
2010	5.175196	3.546173	-31.48%	0
2009	9.512044	5.175196	-45.59%	0
2008	6.016200	9.512044	58.11%	0
2007	6.725352	6.016200	-10.54%	0
2006	8.745023	6.725352	-23.10%	0
2005	8.753488	8.745023	-0.10%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.948518	2.914431	-26.19%	0
2013	3.484956	3.948518	13.30%	0
2012	3.779512	3.484956	-7.79%	0
2011	5.527190	3.779512	-31.62%	0
2010	6.448822	5.527190	-14.29%	0
2009	5.493899	6.448822	17.38%	0
2008	8.008362	5.493899	-31.40%	0
2007	8.532717	8.008362	-6.15%	0
2006	8.029033	8.532717	6.27%	0
2005	8.619087	8.029033	-6.85%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.300516	2.000002	-13.06%	0
2013	3.231183	2.300516	-28.80%	0
2012	4.026520	3.231183	-19.75%	0
2011	4.420190	4.026520	-8.91%	0
2010	6.018888	4.420190	-26.56%	0
2009	9.460590	6.018888	-36.38%	0
2008	7.159692	9.460590	32.14%	54,328
2007	7.431694	7.159692	-3.66%	0
2006	7.860615	7.431694	-5.46%	0
2005	8.706701	7.860615	-9.72%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.334294	1.067244	-20.01%	0
2013	1.913203	1.334294	-30.26%	0
2012	2.392466	1.913203	-20.03%	0
2011	2.706458	2.392466	-11.60%	0
2010	3.497059	2.706458	-22.61%	0
2009	5.937106	3.497059	-41.10%	0
2008	4.080188	5.937106	45.51%	0
2007	4.679035	4.080188	-12.80%	0
2006	4.827414	4.679035	-3.07%	0
2005	4.849052	4.827414	-0.45%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.067725	1.852719	-10.40%	0
2013	3.041879	2.067725	-32.02%	0
2012	3.781083	3.041879	-19.55%	0
2011	4.163293	3.781083	-9.18%	0
2010	5.852042	4.163293	-28.86%	0
2009	8.866699	5.852042	-34.00%	0
2008	7.233712	8.866699	22.57%	0
2007	6.984516	7.233712	3.57%	0
2006	8.069709	6.984516	-13.45%	0
2005	8.467408	8.069709	-4.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.647158	2.226019	-15.91%	0
2013	3.664726	2.647158	-27.77%	0
2012	4.490854	3.664726	-18.40%	0
2011	5.022561	4.490854	-10.59%	0
2010	6.152959	5.022561	-18.37%	0
2009	8.639645	6.152959	-28.78%	0
2008	6.311758	8.639645	36.88%	0
2007	6.368754	6.311758	-0.89%	0
2006	7.004160	6.368754	-9.07%	0
2005	7.180328	7.004160	-2.45%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.760879	10.610890	-16.85%	0
2013	8.321492	12.760879	53.35%	0
2012	7.048663	8.321492	18.06%	0
2011	10.091623	7.048663	-30.15%	0
2010	8.870872	10.091623	13.76%	0
2009	7.296853	8.870872	21.57%	1,082
2008	11.075242	7.296853	-34.12%	1,540
2007	12.693451	11.075242	-12.75%	71,413
2006	12.281567	12.693451	3.35%	55,479
2005	10.381104	12.281567	18.31%	51,809
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.880703	26.288764	5.66%	0
2013	17.773054	24.880703	39.99%	0
2012	14.903560	17.773054	19.25%	0
2011	14.798015	14.903560	0.71%	0
2010	11.549153	14.798015	28.13%	0
2009	8.593118	11.549153	34.40%	279,856
2008	17.172820	8.593118	-49.96%	629
2007	17.926408	17.172820	-4.20%	226,946
2006	14.769394	17.926408	21.38%	257,894
2005	15.793101	14.769394	-6.48%	178,785

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.113271	33.134156	10.03%	0
2013	20.390622	30.113271	47.68%	0
2012	16.684795	20.390622	22.21%	0
2011	18.367370	16.684795	-9.16%	0
2010	13.583688	18.367370	35.22%	0
2009	9.067671	13.583688	49.80%	0
2008	20.425438	9.067671	-55.61%	1,067
2007	20.059320	20.425438	1.83%	1,569
2006	18.472450	20.059320	8.59%	0
2005	16.473209	18.472450	12.14%	87,323
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.107122	29.679823	34.25%	0
2013	12.478887	22.107122	77.16%	0
2012	9.465166	12.478887	31.84%	0
2011	9.694045	9.465166	-2.36%	0
2010	7.203378	9.694045	34.58%	0
2009	3.364415	7.203378	114.10%	3,013
2008	12.491827	3.364415	-73.07%	5,170
2007	9.913167	12.491827	26.01%	0
2006	9.616600	9.913167	3.08%	0
2005	10.088238	9.616600	-4.68%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.594674	26.085571	15.45%	0
2013	17.074163	22.594674	32.33%	0
2012	14.875366	17.074163	14.78%	0
2011	14.810825	14.875366	0.44%	0
2010	12.716191	14.810825	16.47%	0
2009	8.510490	12.716191	49.42%	62,551
2008	14.905349	8.510490	-42.90%	61
2007	12.870524	14.905349	15.81%	106
2006	12.377923	12.870524	3.98%	0
2005	12.452858	12.377923	-0.60%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.675863	18.273577	16.57%	0
2013	10.703205	15.675863	46.46%	0
2012	8.907222	10.703205	20.16%	0
2011	9.167984	8.907222	-2.84%	0
2010	7.774187	9.167984	17.93%	0
2009	5.836347	7.774187	33.20%	315,210
2008	13.042464	5.836347	-55.25%	575,983
2007	13.121564	13.042464	-0.60%	784,992
2006	11.190856	13.121564	17.25%	588,364
2005	10.949603	11.190856	2.20%	883,066

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.770084	9.562733	-18.75%	0
2013	22.216171	11.770084	-47.02%	0
2012	23.567077	22.216171	-5.73%	0
2011	31.610287	23.567077	-25.44%	0
2010	23.288844	31.610287	35.73%	0
2009	15.875056	23.288844	46.70%	156,649
2008	26.288279	15.875056	-39.61%	222,021
2007	22.371337	26.288279	17.51%	154,901
2006	18.741109	22.371337	19.37%	5,574
2005	15.770401	18.741109	18.84%	197,651
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.477341	21.979182	18.95%	0
2013	18.083626	18.477341	2.18%	0
2012	15.545334	18.083626	16.33%	0
2011	15.463414	15.545334	0.53%	0
2010	12.598035	15.463414	22.74%	0
2009	10.231086	12.598035	23.13%	355,596
2008	17.835568	10.231086	-42.64%	127,433
2007	22.435334	17.835568	-20.50%	278,737
2006	17.458045	22.435334	28.51%	340,721
2005	16.574329	17.458045	5.33%	162,246
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.935632	24.497256	6.81%	0
2013	17.181477	22.935632	33.49%	0
2012	14.968788	17.181477	14.78%	0
2011	14.460901	14.968788	3.51%	0
2010	11.755574	14.460901	23.01%	0
2009	8.291784	11.755574	41.77%	241,476
2008	12.580358	8.291784	-34.09%	403,523
2007	14.644585	12.580358	-14.10%	23,885
2006	13.533485	14.644585	8.21%	297,683
2005	13.051716	13.533485	3.69%	213,796
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.416548	25.030563	2.51%	0
2013	15.664801	24.416548	55.87%	0
2012	13.051566	15.664801	20.02%	0
2011	15.119260	13.051566	-13.68%	0
2010	11.157633	15.119260	35.51%	0
2009	8.514370	11.157633	31.04%	6,665
2008	17.811003	8.514370	-52.20%	1,127
2007	19.430220	17.811003	-8.33%	11,620
2006	16.355347	19.430220	18.80%	9,970
2005	16.010369	16.355347	2.15%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.694832	18.006394	22.54%	0
2013	8.860508	14.694832	65.85%	0
2012	6.966680	8.860508	27.18%	0
2011	7.378286	6.966680	-5.58%	0
2010	5.982232	7.378286	23.34%	0
2009	4.157599	5.982232	43.89%	0
2008	13.211896	4.157599	-68.53%	0
2007	13.359751	13.211896	-1.11%	0
2006	10.986430	13.359751	21.60%	1,922
2005	10.809996	10.986430	1.63%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.445139	19.278430	10.51%	0
2013	12.557920	17.445139	38.92%	0
2012	11.274900	12.557920	11.38%	0
2011	11.595688	11.274900	-2.77%	0
2010	9.434433	11.595688	22.91%	0
2009	6.518423	9.434433	44.73%	127,892
2008	11.020252	6.518423	-40.85%	62,233
2007	10.686901	11.020252	3.12%	2,838
2006	10.313883	10.686901	3.62%	40,059
2005	10.308814	10.313883	0.05%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.763444	19.372361	9.06%	0
2013	12.439793	17.763444	42.80%	0
2012	10.353889	12.439793	20.15%	0
2011	10.877274	10.353889	-4.81%	0
2010	9.196758	10.877274	18.27%	0
2009	6.185450	9.196758	48.68%	125,689
2008	12.255792	6.185450	-49.53%	61,247
2007	13.176113	12.255792	-6.98%	1,392
2006	11.391363	13.176113	15.67%	199,230
2005	11.121811	11.391363	2.42%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.519578	22.760714	-3.23%	0
2013	17.848588	23.519578	31.77%	0
2012	15.646184	17.848588	14.08%	0
2011	16.021629	15.646184	-2.34%	0
2010	12.293359	16.021629	30.33%	0
2009	7.974849	12.293359	54.15%	183,199
2008	12.705603	7.974849	-37.23%	10,021
2007	11.919075	12.705603	6.60%	3,028
2006	11.756991	11.919075	1.38%	346
2005	10.729638	11.756991	9.57%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.267677	19.164476	4.91%	0
2013	13.683984	18.267677	33.50%	0
2012	11.899694	13.683984	14.99%	0
2011	13.037392	11.899694	-8.73%	0
2010	11.040256	13.037392	18.09%	0
2009	7.234142	11.040256	52.61%	116,980
2008	13.055893	7.234142	-44.59%	2,532
2007	13.959516	13.055893	-6.47%	289
2006	12.129077	13.959516	15.09%	92,620
2005	11.390334	12.129077	6.49%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.021982	19.681482	-1.70%	0
2013	14.414141	20.021982	38.91%	0
2012	13.257612	14.414141	8.72%	0
2011	13.028429	13.257612	1.76%	0
2010	10.569040	13.028429	23.27%	0
2009	8.025532	10.569040	31.69%	1,681
2008	12.430695	8.025532	-35.44%	54,893
2007	12.660589	12.430695	-1.82%	2,430
2006	11.954773	12.660589	5.90%	25,652
2005	11.451026	11.954773	4.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.572208	17.500191	-0.41%	0
2013	12.515701	17.572208	40.40%	0
2012	10.577057	12.515701	18.33%	0
2011	11.881730	10.577057	-10.98%	0
2010	9.661958	11.881730	22.97%	0
2009	6.057317	9.661958	59.51%	2,254
2008	10.906455	6.057317	-44.46%	68,946
2007	13.932825	10.906455	-21.72%	290
2006	11.889543	13.932825	17.19%	47,142
2005	11.670239	11.889543	1.88%	168
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.268287	6.366325	20.84%	0
2013	5.523382	5.268287	-4.62%	0
2012	5.995769	5.523382	-7.88%	0
2011	6.370628	5.995769	-5.88%	0
2010	6.786609	6.370628	-6.13%	0
2009	8.203248	6.786609	-17.27%	0
2008	7.905343	8.203248	3.77%	86,435
2007	9.025677	7.905343	-12.41%	0
2006	10.273035	9.025677	-12.14%	0
2005*	10.000000	10.273035	2.73%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.013713	18.439637	8.38%	0
2013	12.783326	17.013713	33.09%	0
2012	11.613186	12.783326	10.08%	0
2011	13.010600	11.613186	-10.74%	0
2010	11.813808	13.010600	10.13%	0
2009	7.723534	11.813808	52.96%	281,832
2008	14.393818	7.723534	-46.34%	0
2007	13.266988	14.393818	8.49%	149,381
2006	12.745057	13.266988	4.10%	59,605
2005	12.573609	12.745057	1.36%	103,285
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.502360	8.576408	0.87%	0
2013	7.363437	8.502360	15.47%	0
2012	7.143913	7.363437	3.07%	0
2011	8.490003	7.143913	-15.86%	0
2010	7.542277	8.490003	12.57%	0
2009	5.962467	7.542277	26.50%	350
2008	11.096779	5.962467	-46.27%	990
2007	10.336207	11.096779	7.36%	382,691
2006	8.797775	10.336207	17.49%	403,348
2005	8.846576	8.797775	-0.55%	365,220
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.382619	28.226030	20.71%	0
2013	15.790464	23.382619	48.08%	0
2012	13.661849	15.790464	15.58%	0
2011	15.636344	13.661849	-12.63%	0
2010	12.814087	15.636344	22.02%	0
2009	11.105055	12.814087	15.39%	0
2008	15.115397	11.105055	-26.53%	380,198
2007	16.853550	15.115397	-10.31%	69,190
2006	15.965358	16.853550	5.56%	233,516
2005	14.970685	15.965358	6.64%	235,605
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.963227	15.660202	20.80%	0
2013	11.605898	12.963227	11.70%	0
2012	11.676615	11.605898	-0.61%	0
2011	10.214325	11.676615	14.32%	0
2010	9.721846	10.214325	5.07%	0
2009	8.690914	9.721846	11.86%	394
2008	12.554270	8.690914	-30.77%	634,363
2007	11.316669	12.554270	10.94%	400,805
2006	9.516674	11.316669	18.91%	370,038
2005	8.755779	9.516674	8.69%	263,616

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.719517	7.460439	-23.24%	0
2013	10.174032	9.719517	-4.47%	0
2012	10.270156	10.174032	-0.94%	0
2011	10.846973	10.270156	-5.32%	0
2010	11.690154	10.846973	-7.21%	0
2009	11.155435	11.690154	4.79%	0
2008	12.930816	11.155435	-13.73%	3
2007	11.137632	12.930816	16.10%	0
2006	9.706970	11.137632	14.74%	0
2005*	10.000000	9.706970	-2.93%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.048614	10.013546	-0.35%	0
2013*	10.000000	10.048614	0.49%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.691876	10.813889	1.14%	0
2013	11.920635	10.691876	-10.31%	0
2012	10.288147	11.920635	15.87%	0
2011*	10.000000	10.288147	2.88%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.582414	5.82%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.660266	11.930562	11.92%	0
2013	10.566320	10.660266	0.89%	0
2012	8.272319	10.566320	27.73%	0
2011*	10.000000	8.272319	-17.28%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.271937	11.301477	0.26%	0
2013	9.906286	11.271937	13.79%	0
2012	8.863948	9.906286	11.76%	0
2011*	10.000000	8.863948	-11.36%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.472767	6.737497	-20.48%	0
2013	7.797878	8.472767	8.65%	0
2012	7.673251	7.797878	1.62%	0
2011*	10.000000	7.673251	-23.27%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.856214	9.585331	-2.75%	0
2013	9.544675	9.856214	3.26%	0
2012	9.582561	9.544675	-0.40%	0
2011*	10.000000	9.582561	-4.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.523752	12.127038	5.24%	0
2013	10.087448	11.523752	14.24%	0
2012	9.056213	10.087448	11.39%	0
2011*	10.000000	9.056213	-9.44%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.362535	11.393879	9.95%	0
2013*	10.000000	10.362535	3.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.062557	10.212692	1.49%	0
2013	11.190725	10.062557	-10.08%	0
2012	10.607107	11.190725	5.50%	0
2011*	10.000000	10.607107	6.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.118273	18.921652	10.53%	0
2013	12.827876	17.118273	33.45%	0
2012	11.379177	12.827876	12.73%	0
2011	11.232099	11.379177	1.31%	0
2010	10.015185	11.232099	12.15%	0
2009	8.631567	10.015185	16.03%	0
2008	13.430873	8.631567	-35.73%	0
2007	13.680651	13.430873	-1.83%	0
2006	11.891626	13.680651	15.04%	0
2005	11.567145	11.891626	2.81%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.573861	16.832764	8.08%	0
2013	11.568760	15.573861	34.62%	0
2012	10.334697	11.568760	11.94%	0
2011	10.407270	10.334697	-0.70%	0
2010	9.123244	10.407270	14.07%	0
2009	6.901971	9.123244	32.18%	0
2008	12.012868	6.901971	-42.55%	0
2007	10.102629	12.012868	18.91%	0
2006	10.630709	10.102629	-4.97%	0
2005	10.589935	10.630709	0.39%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.768919	20.852536	11.10%	0
2013	14.502049	18.768919	29.42%	0
2012	12.883146	14.502049	12.57%	0
2011	12.980468	12.883146	-0.75%	0
2010	11.648005	12.980468	11.44%	0
2009	9.891210	11.648005	17.76%	0
2008	13.749207	9.891210	-28.06%	0
2007	14.753572	13.749207	-6.81%	0
2006	12.654978	14.753572	16.58%	0
2005	12.262457	12.654978	3.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.451977	11.463406	0.10%	0
2013*	10.000000	11.451977	14.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.174633	12.192696	0.15%	0
2013	10.830183	12.174633	12.41%	0
2012	10.024416	10.830183	8.04%	0
2011	10.588024	10.024416	-5.32%	0
2010*	10.000000	10.588024	5.88%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.593317	7.006588	-18.46%	0
2013	9.747597	8.593317	-11.84%	0
2012	10.133973	9.747597	-3.81%	0
2011	11.807982	10.133973	-14.18%	0
2010*	10.000000	11.807982	18.08%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.145939	-8.54%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.313371	13.13%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.681555	10.483525	-1.85%	0
2013	10.459008	10.681555	2.13%	0
2012*	10.000000	10.459008	4.59%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.332451	11.750791	3.69%	0
2013	10.000300	11.332451	13.32%	0
2012	9.069181	10.000300	10.27%	0
2011*	10.000000	9.069181	-9.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.846729	13.991857	1.05%	0
2013	11.386596	13.846729	21.61%	0
2012	10.049069	11.386596	13.31%	0
2011	10.387882	10.049069	-3.26%	0
2010*	10.000000	10.387882	3.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.520452	10.813444	2.78%	0
2013*	10.000000	10.520452	5.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.392476	11.832063	3.86%	0
2013*	10.000000	11.392476	13.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.259644	10.477811	2.13%	0
2013*	10.000000	10.259644	2.60%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.964033	12.162724	1.66%	0
2013	9.865229	11.964033	21.27%	0
2012	8.830937	9.865229	11.71%	0
2011	9.695786	8.830937	-8.92%	0
2010	8.571093	9.695786	13.12%	0
2009	6.257781	8.571093	36.97%	65,270
2008	11.192045	6.257781	-44.09%	73,536
2007	10.013370	11.192045	11.77%	22,091
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.047684	11.158231	1.00%	0
2013	9.469144	11.047684	16.67%	0
2012	8.573671	9.469144	10.44%	0
2011	9.109639	8.573671	-5.88%	0
2010	8.151010	9.109639	11.76%	0
2009	6.109353	8.151010	33.42%	41,888
2008	10.746557	6.109353	-43.15%	47,057
2007*	10.000000	10.746557	7.47%	13,950
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.886930	10.888932	0.02%	0
2013	10.058331	10.886930	8.24%	0
2012	9.241016	10.058331	8.84%	0
2011	9.431379	9.241016	-2.02%	0
2010	8.649077	9.431379	9.04%	0
2009	7.181403	8.649077	20.44%	15,480
2008	10.453026	7.181403	-31.30%	16,379
2007	10.016651	10.453026	4.36%	5,635
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.858984	7.553300	10.12%	0
2013	6.804964	6.858984	0.79%	0
2012	7.800512	6.804964	-12.76%	0
2011	8.688786	7.800512	-10.22%	0
2010	9.167702	8.688786	-5.22%	0
2009	9.721228	9.167702	-5.69%	17,553
2008*	10.000000	9.721228	-2.79%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.576994	13.712201	1.00%	0
2013	11.764865	13.576994	15.40%	0
2012	11.466816	11.764865	2.60%	0
2011	12.490333	11.466816	-8.19%	0
2010	11.431359	12.490333	9.26%	0
2010	11.431359	12.490333	9.26%	0
2009	9.140225	11.431359	25.07%	21,290
2009	9.140225	11.431359	25.07%	21,290
2008	15.698090	9.140225	-41.77%	14,128
2008	15.698090	9.140225	-41.77%	14,128
2007	13.018100	15.698090	20.59%	4,088
2007	13.018100	15.698090	20.59%	4,088
2006	11.894986	13.018100	9.44%	2,065
2006	11.894986	13.018100	9.44%	2,065
2005	10.646498	11.894986	11.73%	0
2005	10.646498	11.894986	11.73%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.676943	8.922331	2.83%	0
2013	8.687852	8.676943	-0.13%	0
2012	8.650505	8.687852	0.43%	0
2011	8.516270	8.650505	1.58%	0
2010	8.163262	8.516270	4.32%	0
2009	8.590803	8.163262	-4.98%	30,209
2008	10.757879	8.590803	-20.14%	28,840
2007	10.546083	10.757879	2.01%	49,566
2006	10.064892	10.546083	4.78%	38,507
2005*	10.000000	10.064892	0.65%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.131833	10.191547	0.59%	0
2013*	10.000000	10.131833	1.32%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.055530	10.408015	3.51%	0
2013*	10.000000	10.055530	0.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.000442	10.386488	3.86%	0
2013*	10.000000	10.000442	0.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.660761	12.714977	-6.92%	0
2013	11.111468	13.660761	22.94%	0
2012	9.490014	11.111468	17.09%	0
2011	10.408790	9.490014	-8.83%	0
2010*	10.000000	10.408790	4.09%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	0
2013*	10.000000	9.812785	-1.87%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.987329	9.664426	-3.23%	0
2013*	10.000000	9.987329	-0.13%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.807584	11.069470	2.42%	0
2013	10.134349	10.807584	6.64%	0
2012	9.440693	10.134349	7.35%	0
2011*	10.000000	9.440693	-5.59%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.778024	12.849657	9.10%	0
2013*	10.000000	11.778024	17.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.804791	13.208544	3.15%	0
2013	10.571289	12.804791	21.13%	0
2012	9.298590	10.571289	13.69%	0
2011*	10.000000	9.298590	-7.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.814031	-1.86%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.203231	2.03%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.760338	11.916022	1.32%	0
2013*	10.000000	11.760338	17.60%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.495648	11.504423	0.08%	0
2013*	10.000000	11.495648	14.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.302283	14.683893	2.67%	0
2013	11.243012	14.302283	27.21%	0
2012	9.852252	11.243012	14.12%	0
2011	10.710578	9.852252	-8.01%	0
2010*	10.000000	10.710578	7.11%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.439006	12.746536	2.47%	0
2013	11.042055	12.439006	12.65%	0
2012	10.119842	11.042055	9.11%	0
2011	10.440151	10.119842	-3.07%	0
2010*	10.000000	10.440151	4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.322269	13.703984	2.87%	0
2013	11.183496	13.322269	19.12%	0
2012	10.016614	11.183496	11.65%	0
2011	10.558707	10.016614	-5.13%	0
2010*	10.000000	10.558707	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.126990	11.297028	1.53%	0
2013	10.792797	11.126990	3.10%	0
2012	10.219191	10.792797	5.61%	0
2011	10.256085	10.219191	-0.36%	0
2010*	10.000000	10.256085	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.274962	10.323309	0.47%	0
2013*	10.000000	10.274962	2.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.346941	10.268887	-0.75%	0
2013*	10.000000	10.346941	3.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.866242	13.218797	2.74%	0
2013	11.116174	12.866242	15.74%	0
2012	10.069082	11.116174	10.40%	0
2011	10.492817	10.069082	-4.04%	0
2010*	10.000000	10.492817	4.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.678272	14.051953	2.73%	0
2013	11.202284	13.678272	22.10%	0
2012	9.950849	11.202284	12.58%	0
2011	10.624057	9.950849	-6.34%	0
2010*	10.000000	10.624057	6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.015383	12.287022	2.26%	0
2013	10.993823	12.015383	9.29%	0
2012	10.168776	10.993823	8.11%	0
2011	10.377565	10.168776	-2.01%	0
2010*	10.000000	10.377565	3.78%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.361578	10.677214	3.05%	0
2013	10.766745	10.361578	-3.76%	0
2012	10.230772	10.766745	5.24%	0
2011*	10.000000	10.230772	2.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.627187	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.714639	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.209313	2.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.134131	1.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.321073	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.224542	2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.301144	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.128995	1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.254189	10.322157	0.66%	0
2013*	10.000000	10.254189	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.318992	10.314180	-0.05%	0
2013*	10.000000	10.318992	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.288606	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.291957	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.219729	2.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.309180	9.146269	-1.75%	0
2013	9.474991	9.309180	-1.75%	0
2012	9.644219	9.474991	-1.75%	0
2011	9.815517	9.644219	-1.75%	0
2010	9.990331	9.815517	-1.75%	0
2009*	10.000000	9.990331	-0.10%	147,695
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.550133	9.747415	2.07%	0
2013*	10.000000	9.550133	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.330395	12.920019	-3.08%	0
2013	11.205880	13.330395	18.96%	0
2012	9.873525	11.205880	13.49%	0
2011	11.119146	9.873525	-11.20%	0
2010*	10.000000	11.119146	11.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.981894	-10.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.390157	16.655347	8.22%	0
2013	11.653679	15.390157	32.06%	0
2012	10.213272	11.653679	14.10%	0
2011	10.742054	10.213272	-4.92%	0
2010*	10.000000	10.742054	7.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.481188	15.685146	8.31%	0
2013	10.915558	14.481188	32.67%	0
2012	9.448322	10.915558	15.53%	0
2011	10.240176	9.448322	-7.73%	0
2010*	10.000000	10.240176	2.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.163947	22.654699	2.21%	0
2013	16.235559	22.163947	36.51%	0
2012	14.381937	16.235559	12.89%	0
2011	15.284051	14.381937	-5.90%	0
2010	12.266347	15.284051	24.60%	0
2009*	10.000000	12.266347	22.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.125998	16.433122	1.90%	0
2013	11.841557	16.125998	36.18%	0
2012	10.513343	11.841557	12.63%	0
2011	11.198691	10.513343	-6.12%	0
2010*	10.000000	11.198691	11.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.725459	18.079928	14.97%	0
2013	11.796659	15.725459	33.30%	0
2012	10.320327	11.796659	14.31%	0
2011	10.753408	10.320327	-4.03%	0
2010*	10.000000	10.753408	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.006986	10.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.713225	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.394022	3.94%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.857863	8.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.292180	11.741303	26.36%	0
2013*	10.000000	9.292180	-7.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.929076	9.803508	-1.26%	0
2013	10.095276	9.929076	-1.65%	0
2012	9.925807	10.095276	1.71%	0
2011*	10.000000	9.925807	-0.74%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.127270	9.920588	-2.04%	0
2013*	10.000000	10.127270	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.635588	9.599695	-0.37%	0
2013*	10.000000	9.635588	-3.64%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.807061	10.361936	5.66%	0
2013	9.605445	9.807061	2.10%	0
2012*	10.000000	9.605445	-3.95%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.472800	10.178792	-2.81%	0
2013	10.190321	10.472800	2.77%	0
2012*	10.000000	10.190321	1.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.394816	11.425571	0.27%	0
2013*	10.000000	11.394816	13.95%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.546761	10.409318	-1.30%	0
2013	10.722896	10.546761	-1.64%	0
2012	9.506662	10.722896	12.79%	0
2011*	10.000000	9.506662	-4.93%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.604895	7.679563	-20.05%	0
2013	11.462795	9.604895	-16.21%	0
2012	11.098744	11.462795	3.28%	0
2011	12.217696	11.098744	-9.16%	0
2010*	10.000000	12.217696	22.18%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.654018	11.610902	-0.37%	0
2013	12.760104	11.654018	-8.67%	0
2012	11.028540	12.760104	15.70%	0
2011	10.568095	11.028540	4.36%	0
2010*	10.000000	10.568095	5.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.977401	10.817754	-1.45%	0
2013	11.958234	10.977401	-8.20%	0
2012	11.566598	11.958234	3.39%	0
2011	10.858200	11.566598	6.52%	0
2010*	10.000000	10.858200	8.58%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.808290	10.848363	0.37%	0
2013	12.031459	10.808290	-10.17%	0
2012	11.459871	12.031459	4.99%	0
2011	10.854168	11.459871	5.58%	0
2010*	10.000000	10.854168	8.54%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.471105	12.648956	1.43%	0
2013	12.016732	12.471105	3.78%	0
2012	10.710944	12.016732	12.19%	0
2011	10.559719	10.710944	1.43%	0
2010*	10.000000	10.559719	5.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.973984	9.872774	-1.01%	0
2013	10.175270	9.973984	-1.98%	0
2012	9.793827	10.175270	3.89%	0
2011*	10.000000	9.793827	-2.06%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.926279	10.039613	1.14%	0
2013*	10.000000	9.926279	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.836811	7.570868	-14.33%	0
2013	9.195697	8.836811	-3.90%	0
2012	8.382538	9.195697	9.70%	0
2011	11.169327	8.382538	-24.95%	0
2010*	10.000000	11.169327	11.69%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.968078	12.703411	-2.04%	0
2013	11.805364	12.968078	9.85%	0
2012	10.386055	11.805364	13.67%	0
2011	10.789671	10.386055	-3.74%	0
2010*	10.000000	10.789671	7.90%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.281710	13.354521	0.55%	0
2013	12.287271	13.281710	8.09%	0
2012	10.958712	12.287271	12.12%	0
2011	10.855479	10.958712	0.95%	0
2010*	10.000000	10.855479	8.55%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.190797	9.855372	-3.29%	0
2013	9.021582	10.190797	12.96%	0
2012	7.951926	9.021582	13.45%	0
2011	11.086331	7.951926	-28.27%	0
2010*	10.000000	11.086331	10.86%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.783164	13.862723	8.45%	0
2013	9.749119	12.783164	31.12%	0
2012	7.438350	9.749119	31.07%	0
2011*	10.000000	7.438350	-25.62%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.544630	9.535707	-0.09%	0
2013	8.202672	9.544630	16.36%	0
2012	7.696038	8.202672	6.58%	0
2011*	10.000000	7.696038	-23.04%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2014	4.736663	3.990666	-15.75%	0
2013	6.563856	4.736663	-27.84%	0
2012	8.010528	6.563856	-18.06%	0
2011	8.947898	8.010528	-10.48%	0
2010*	10.000000	8.947898	-10.52%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.330693	27.187575	27.46%	0
2013	12.890733	21.330693	65.47%	0
2012	9.324880	12.890733	38.24%	0
2011*	10.000000	9.324880	-6.75%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.491741	15.871038	9.52%	0
2013	11.367290	14.491741	27.49%	0
2012	10.159205	11.367290	11.89%	0
2011	10.339696	10.159205	-1.75%	0
2010*	10.000000	10.339696	3.40%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.548445	14.672755	8.30%	0
2013	10.735296	13.548445	26.20%	0
2012	9.856557	10.735296	8.92%	0
2011*	10.000000	9.856557	-1.43%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.838147	17.500025	10.49%	0
2013	11.525155	15.838147	37.42%	0
2012	9.607580	11.525155	19.96%	0
2011*	10.000000	9.607580	-3.92%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.338471	7.912293	-5.11%	0
2013	9.069530	8.338471	-8.06%	0
2012	8.662338	9.069530	4.70%	0
2011	10.979911	8.662338	-21.11%	0
2010*	10.000000	10.979911	9.80%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.948332	11.621609	-10.25%	0
2013	10.834733	12.948332	19.51%	0
2012	9.458417	10.834733	14.55%	0
2011	10.565411	9.458417	-10.48%	0
2010*	10.000000	10.565411	5.65%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.118966	14.554329	10.94%	0
2013	10.109629	13.118966	29.77%	0
2012	8.249798	10.109629	22.54%	0
2011*	10.000000	8.249798	-17.50%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.162120	18.427250	21.53%	0
2013	11.042008	15.162120	37.31%	0
2012	9.572884	11.042008	15.35%	0
2011*	10.000000	9.572884	-4.27%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.447214	13.948759	3.73%	0
2013	9.904321	13.447214	35.77%	0
2012	8.705630	9.904321	13.77%	0
2011*	10.000000	8.705630	-12.94%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.187811	11.003584	-9.72%	0
2013	10.381231	12.187811	17.40%	0
2012	9.114304	10.381231	13.90%	0
2011	10.829283	9.114304	-15.84%	0
2010*	10.000000	10.829283	8.29%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.789430	14.693581	-0.65%	0
2013	9.922005	14.789430	49.06%	0
2012	8.432486	9.922005	17.66%	0
2011*	10.000000	8.432486	-15.68%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.529065	12.706928	1.42%	0
2013	8.602560	12.529065	45.64%	0
2012	7.121705	8.602560	20.79%	0
2011	8.898039	7.121705	-19.96%	0
2010*	10.000000	8.898039	-11.02%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.133377	18.546693	14.96%	0
2013	12.229157	16.133377	31.93%	0
2012	10.709141	12.229157	14.19%	0
2011	10.743145	10.709141	-0.32%	0
2010*	10.000000	10.743145	7.43%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.664352	11.966137	-12.43%	0
2013	11.209431	13.664352	21.90%	0
2012	11.088303	11.209431	1.09%	0
2011	11.037482	11.088303	0.46%	0
2010*	10.000000	11.037482	10.37%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.728493	17.272313	17.27%	0
2013	11.388798	14.728493	29.32%	0
2012	10.363534	11.388798	9.89%	0
2011*	10.000000	10.363534	3.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.226937	3.161738	-25.20%	0
2013	6.933120	4.226937	-39.03%	0
2012	8.258247	6.933120	-16.05%	0
2011*	10.000000	8.258247	-17.42%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.468868	12.858919	22.83%	0
2013	10.645523	10.468868	-1.66%	0
2012	9.247477	10.645523	15.12%	0
2011*	10.000000	9.247477	-7.53%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.640446	3.864813	-31.48%	0
2013	4.928785	5.640446	14.44%	0
2012	5.390672	4.928785	-8.57%	0
2011	8.778709	5.390672	-38.59%	0
2010*	10.000000	8.778709	-12.21%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.846450	14.336421	32.18%	0
2013	8.270825	10.846450	31.14%	0
2012	8.784774	8.270825	-5.85%	0
2011*	10.000000	8.784774	-12.15%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.565451	7.215324	-4.63%	0
2013	7.717985	7.565451	-1.98%	0
2012	9.034298	7.717985	-14.57%	0
2011	8.308982	9.034298	8.73%	0
2010*	10.000000	8.308982	-16.91%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.183580	5.235452	1.00%	0
2013	6.679081	5.183580	-22.39%	0
2012	8.514566	6.679081	-21.56%	0
2011	8.512373	8.514566	0.03%	0
2010*	10.000000	8.512373	-14.88%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.209232	3.333976	-20.79%	0
2013	6.068694	4.209232	-30.64%	0
2012	7.606884	6.068694	-20.22%	0
2011	8.648060	7.606884	-12.04%	0
2010*	10.000000	8.648060	-13.52%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.327795	14.306245	16.05%	0
2013	10.022410	12.327795	23.00%	0
2012	9.248065	10.022410	8.37%	0
2011*	10.000000	9.248065	-7.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.961393	11.818545	-1.19%	0
2013	10.863310	11.961393	10.11%	0
2012	9.489707	10.863310	14.47%	0
2011*	10.000000	9.489707	-5.10%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.675894	15.646422	34.01%	0
2013	14.691641	11.675894	-20.53%	0
2012	14.809899	14.691641	-0.80%	0
2011	10.502981	14.809899	41.01%	0
2010*	10.000000	10.502981	5.03%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.467870	33.990161	33.46%	0
2013	14.477511	25.467870	75.91%	0
2012	11.017184	14.477511	31.41%	0
2011	11.348575	11.017184	-2.92%	0
2010*	10.000000	11.348575	13.49%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.807196	1.140728	-36.88%	0
2013	3.581085	1.807196	-49.53%	0
2012	5.627178	3.581085	-36.36%	0
2011	7.359283	5.627178	-23.54%	0
2010*	10.000000	7.359283	-26.41%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.811549	14.608785	23.68%	0
2013	10.609462	11.811549	11.33%	0
2012	10.783634	10.609462	-1.62%	0
2011*	10.000000	10.783634	7.84%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.890273	8.017218	1.61%	0
2013	6.216539	7.890273	26.92%	0
2012	5.093899	6.216539	22.04%	0
2011	6.666536	5.093899	-23.59%	0
2010	6.002573	6.666536	11.06%	0
2009	6.326904	6.002573	-5.13%	24
2008	10.945784	6.326904	-42.20%	212,797
2007	15.279864	10.945784	-28.36%	7,797
2006	13.979180	15.279864	9.30%	71,469
2005	14.632010	13.979180	-4.46%	70,857

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.399299	20.642933	-3.53%	0
2013	21.511729	21.399299	-0.52%	0
2012	19.775171	21.511729	8.78%	0
2011	24.092461	19.775171	-17.92%	0
2010	19.357778	24.092461	24.46%	0
2009	12.673921	19.357778	52.74%	77,358
2008	23.626148	12.673921	-46.36%	20
2007	17.951702	23.626148	31.61%	90,020
2006	14.939665	17.951702	20.16%	109,157
2005	14.614794	14.939665	2.22%	79,121
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.717536	28.314014	30.37%	0
2013	14.334422	21.717536	51.51%	0
2012	10.729524	14.334422	33.60%	0
2011	9.874448	10.729524	8.66%	0
2010	9.078669	9.874448	8.77%	0
2009	7.808342	9.078669	16.27%	0
2008	9.008436	7.808342	-13.32%	219,378
2007	8.782939	9.008436	2.57%	0
2006	9.246319	8.782939	-5.01%	0
2005	8.503391	9.246319	8.74%	140,720
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.513444	2.926215	-35.17%	0
2013	4.746274	4.513444	-4.91%	0
2012	4.900009	4.746274	-3.14%	0
2011	5.342041	4.900009	-8.27%	0
2010	5.033012	5.342041	6.14%	0
2009	4.591801	5.033012	9.61%	30,830
2008	9.168615	4.591801	-49.92%	41,944
2007	7.123331	9.168615	28.71%	106,311
2006	8.827861	7.123331	-19.31%	85,614
2005*	10.000000	8.827861	-11.72%	96,715
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.633531	27.258475	10.66%	0
2013	19.549160	24.633531	26.01%	0
2012	18.247338	19.549160	7.13%	0
2011	16.324808	18.247338	11.78%	0
2010	14.167026	16.324808	15.23%	0
2009	12.105083	14.167026	17.03%	54,546
2008	16.082602	12.105083	-24.73%	122,888
2007	14.737767	16.082602	9.13%	122,242
2006	12.773643	14.737767	15.38%	84,698
2005	13.052214	12.773643	-2.13%	91,285

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.887009	19.379355	14.76%	0
2013	10.563991	16.887009	59.85%	0
2012	9.178841	10.563991	15.09%	0
2011	8.563687	9.178841	7.18%	0
2010	6.996044	8.563687	22.41%	0
2009	5.202523	6.996044	34.47%	0
2008	13.831884	5.202523	-62.39%	2,094
2007	13.018438	13.831884	6.25%	0
2006	10.149649	13.018438	28.26%	0
2005	10.738791	10.149649	-5.49%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.711863	10.591246	21.57%	0
2013	6.565534	8.711863	32.69%	0
2012	6.613260	6.565534	-0.72%	0
2011	8.059746	6.613260	-17.95%	0
2010	7.487780	8.059746	7.64%	0
2009	4.434806	7.487780	68.84%	120,222
2008	9.048083	4.434806	-50.99%	4,928
2007	9.446033	9.048083	-4.21%	9,433
2006	9.380722	9.446033	0.70%	11,685
2005	9.191433	9.380722	2.06%	71,913
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.657195	20.512930	-20.05%	0
2013	21.150497	25.657195	21.31%	0
2012	21.023045	21.150497	0.61%	0
2011	22.725865	21.023045	-7.49%	0
2010	19.428599	22.725865	16.97%	0
2009	14.277805	19.428599	36.08%	33,073
2008	26.929811	14.277805	-46.98%	56
2007	20.577221	26.929811	30.87%	82,765
2006	18.711128	20.577221	9.97%	84,504
2005	13.745445	18.711128	36.13%	143,579
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.858070	20.033759	-30.58%	0
2013	23.708283	28.858070	21.72%	0
2012	24.034616	23.708283	-1.36%	0
2011	26.968202	24.034616	-10.88%	0
2010	21.776063	26.968202	23.84%	0
2009	13.646126	21.776063	59.58%	39,606
2008	32.761316	13.646126	-58.35%	725
2007	24.324151	32.761316	34.69%	57,075
2006	22.307041	24.324151	9.04%	2,373
2005	15.308761	22.307041	45.71%	89,810

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.574469	9.951328	-14.02%	0
2013	9.508647	11.574469	21.73%	0
2012	7.955298	9.508647	19.53%	0
2011	9.541053	7.955298	-16.62%	0
2010	10.883700	9.541053	-12.34%	0
2009	8.166270	10.883700	33.28%	39,419
2008	18.414311	8.166270	-55.65%	0
2007	16.578651	18.414311	11.07%	33,644
2006	13.028402	16.578651	27.25%	52,297
2005	12.467433	13.028402	4.50%	39,004
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.063713	11.131415	10.61%	0
2013	8.030161	10.063713	25.32%	0
2012	6.662253	8.030161	20.53%	0
2011	7.970239	6.662253	-16.41%	0
2010	7.093240	7.970239	12.36%	0
2009	6.032373	7.093240	17.59%	121,168
2008	11.818136	6.032373	-48.96%	128
2007	14.815625	11.818136	-20.23%	30,047
2006	12.917513	14.815625	14.69%	181,848
2005	12.717267	12.917513	1.57%	175,937
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.766958	19.537233	32.30%	0
2013	18.385921	14.766958	-19.68%	0
2012	18.168275	18.385921	1.20%	0
2011	13.069322	18.168275	39.01%	0
2010	12.081546	13.069322	8.18%	0
2009	17.962441	12.081546	-32.74%	29,696
2008	12.623781	17.962441	42.29%	86,623
2007	11.709678	12.623781	7.81%	118,150
2006	12.305342	11.709678	-4.84%	192,960
2005	11.630051	12.305342	5.81%	63,645
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.494456	22.644393	22.44%	0
2013	13.273473	18.494456	39.33%	0
2012	11.531159	13.273473	15.11%	0
2011	11.210590	11.531159	2.86%	0
2010	10.686821	11.210590	4.90%	0
2009	8.726307	10.686821	22.47%	69,890
2008	11.820268	8.726307	-26.18%	149,904
2007	11.348245	11.820268	4.16%	110,592
2006	10.988105	11.348245	3.28%	112,643
2005	10.107378	10.988105	8.71%	231,746

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.598103	25.642174	0.17%	0
2013	17.227944	25.598103	48.58%	0
2012	14.695436	17.227944	17.23%	0
2011	16.981457	14.695436	-13.46%	0
2010	14.310915	16.981457	18.66%	0
2009	8.782235	14.310915	62.95%	122,314
2008	16.216111	8.782235	-45.84%	1,324
2007	14.953063	16.216111	8.45%	99,006
2006	13.872861	14.953063	7.79%	0
2005	14.316244	13.872861	-3.10%	89,662
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.063530	0.817471	-23.14%	0
2013	1.929163	1.063530	-44.87%	0
2012	2.532293	1.929163	-23.82%	0
2011	3.534164	2.532293	-28.35%	0
2010	5.160296	3.534164	-31.51%	0
2009	9.489491	5.160296	-45.62%	0
2008	6.004981	9.489491	58.03%	0
2007	6.716255	6.004981	-10.59%	0
2006	8.737636	6.716255	-23.13%	0
2005	8.750543	8.737636	-0.15%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.927122	2.897163	-26.23%	0
2013	3.467848	3.927122	13.24%	0
2012	3.762881	3.467848	-7.84%	0
2011	5.505673	3.762881	-31.65%	0
2010	6.426981	5.505673	-14.34%	0
2009	5.478076	6.426981	17.32%	0
2008	7.989370	5.478076	-31.43%	0
2007	8.516841	7.989370	-6.19%	0
2006	8.018165	8.516841	6.22%	0
2005	8.611783	8.018165	-6.89%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.289243	1.989189	-13.11%	0
2013	3.216979	2.289243	-28.84%	0
2012	4.010857	3.216979	-19.79%	0
2011	4.405232	4.010857	-8.95%	0
2010	6.001573	4.405232	-26.60%	0
2009	9.438177	6.001573	-36.41%	0
2008	7.146365	9.438177	32.07%	36,717
2007	7.421661	7.146365	-3.71%	0
2006	7.853988	7.421661	-5.50%	0
2005	8.703778	7.853988	-9.76%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.325996	1.060064	-20.06%	0
2013	1.902269	1.325996	-30.29%	0
2012	2.380019	1.902269	-20.07%	0
2011	2.693746	2.380019	-11.65%	0
2010	3.482401	2.693746	-22.65%	0
2009	5.915231	3.482401	-41.13%	0
2008	4.067227	5.915231	45.44%	0
2007	4.666558	4.067227	-12.84%	0
2006	4.816989	4.666558	-3.12%	0
2005	4.841040	4.816989	-0.50%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.057572	1.842690	-10.44%	0
2013	3.028492	2.057572	-32.06%	0
2012	3.766370	3.028492	-19.59%	0
2011	4.149196	3.766370	-9.23%	0
2010	5.835203	4.149196	-28.89%	0
2009	8.845689	5.835203	-34.03%	0
2008	7.220235	8.845689	22.51%	0
2007	6.975070	7.220235	3.51%	0
2006	8.062902	6.975070	-13.49%	0
2005	8.464556	8.062902	-4.75%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.630698	2.211054	-15.95%	0
2013	3.643793	2.630698	-27.80%	0
2012	4.467480	3.643793	-18.44%	0
2011	4.998961	4.467480	-10.63%	0
2010	6.127177	4.998961	-18.41%	0
2009	8.607834	6.127177	-28.82%	0
2008	6.291710	8.607834	36.81%	0
2007	6.351769	6.291710	-0.95%	0
2006	6.989032	6.351769	-9.12%	0
2005	7.168465	6.989032	-2.50%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.681616	10.539605	-16.89%	0
2013	8.273997	12.681616	53.27%	0
2012	7.012013	8.273997	18.00%	0
2011	10.044264	7.012013	-30.19%	0
2010	8.833730	10.044264	13.70%	0
2009	7.269989	8.833730	21.51%	1,589
2008	11.040092	7.269989	-34.15%	1,827
2007	12.659656	11.040092	-12.79%	16,818
2006	12.255089	12.659656	3.30%	22,074
2005	10.363986	12.255089	18.25%	44,044

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.726217	26.112234	5.61%	0
2013	17.671673	24.726217	39.92%	0
2012	14.826115	17.671673	19.19%	0
2011	14.728585	14.826115	0.66%	0
2010	11.500810	14.728585	28.07%	0
2009	8.561495	11.500810	34.33%	73,437
2008	17.118361	8.561495	-49.99%	16
2007	17.878693	17.118361	-4.25%	73,304
2006	14.737552	17.878693	21.31%	112,500
2005	15.767050	14.737552	-6.53%	78,778
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.926144	32.911518	9.98%	0
2013	20.274220	29.926144	47.61%	0
2012	16.598001	20.274220	22.15%	0
2011	18.281119	16.598001	-9.21%	0
2010	13.526774	18.281119	35.15%	0
2009	9.034283	13.526774	49.73%	0
2008	20.360638	9.034283	-55.63%	1,266
2007	20.005930	20.360638	1.77%	890
2006	18.432643	20.005930	8.54%	0
2005	16.446056	18.432643	12.08%	74,467
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.969724	29.480386	34.19%	0
2013	12.407630	21.969724	77.07%	0
2012	9.415908	12.407630	31.77%	0
2011	9.648487	9.415908	-2.41%	0
2010	7.173174	9.648487	34.51%	0
2009	3.352009	7.173174	114.00%	4,426
2008	12.452150	3.352009	-73.08%	6,135
2007	9.886736	12.452150	25.95%	0
2006	9.595833	9.886736	3.03%	0
2005	10.071560	9.595833	-4.72%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.454295	25.910318	15.39%	0
2013	16.976716	22.454295	32.27%	0
2012	14.798012	16.976716	14.72%	0
2011	14.741288	14.798012	0.38%	0
2010	12.662923	14.741288	16.41%	0
2009	8.479153	12.662923	49.34%	18,117
2008	14.858069	8.479153	-42.93%	11
2007	12.836269	14.858069	15.75%	12
2006	12.351245	12.836269	3.93%	0
2005	12.432335	12.351245	-0.65%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.578437	18.150765	16.51%	0
2013	10.642076	15.578437	46.39%	0
2012	8.860865	10.642076	20.10%	0
2011	9.124900	8.860865	-2.89%	0
2010	7.741598	9.124900	17.87%	0
2009	5.814842	7.741598	33.14%	71,843
2008	13.001060	5.814842	-55.27%	86,481
2007	13.086601	13.001060	-0.65%	150,387
2006	11.166698	13.086601	17.19%	98,643
2005	10.931519	11.166698	2.15%	145,767
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.696916	9.498431	-18.80%	0
2013	22.089338	11.696916	-47.05%	0
2012	23.444485	22.089338	-5.78%	0
2011	31.461847	23.444485	-25.48%	0
2010	23.191264	31.461847	35.66%	0
2009	15.816600	23.191264	46.63%	53,053
2008	26.204861	15.816600	-39.64%	69,039
2007	22.311775	26.204861	17.45%	61,330
2006	18.700697	22.311775	19.31%	2,585
2005	15.744375	18.700697	18.78%	103,788
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.362534	21.831518	18.89%	0
2013	17.980409	18.362534	2.13%	0
2012	15.464494	17.980409	16.27%	0
2011	15.390813	15.464494	0.48%	0
2010	12.545252	15.390813	22.68%	0
2009	10.193408	12.545252	23.07%	70,363
2008	17.778988	10.193408	-42.67%	1,555
2007	22.375616	17.778988	-20.54%	15,473
2006	17.420400	22.375616	28.44%	110,740
2005	16.546981	17.420400	5.28%	70,901
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.793178	24.332723	6.75%	0
2013	17.083445	22.793178	33.42%	0
2012	14.890969	17.083445	14.72%	0
2011	14.393020	14.890969	3.46%	0
2010	11.706342	14.393020	22.95%	0
2009	8.261254	11.706342	41.70%	63,436
2008	12.540419	8.261254	-34.12%	142,431
2007	14.605569	12.540419	-14.14%	8,040
2006	13.504282	14.605569	8.16%	125,645
2005	13.030158	13.504282	3.64%	94,892

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.264811	24.862354	2.46%	0
2013	15.575367	24.264811	55.79%	0
2012	12.983667	15.575367	19.96%	0
2011	15.048252	12.983667	-13.72%	0
2010	11.110878	15.048252	35.44%	0
2009	8.483025	11.110878	30.98%	4,138
2008	17.754514	8.483025	-52.22%	1,337
2007	19.378502	17.754514	-8.38%	2,212
2006	16.320098	19.378502	18.74%	3,600
2005	15.983965	16.320098	2.10%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.603572	17.885471	22.47%	0
2013	8.809949	14.603572	65.76%	0
2012	6.930461	8.809949	27.12%	0
2011	7.343657	6.930461	-5.63%	0
2010	5.957173	7.343657	23.27%	0
2009	4.142293	5.957173	43.81%	0
2008	13.169984	4.142293	-68.55%	0
2007	13.324189	13.169984	-1.16%	0
2006	10.962738	13.324189	21.54%	0
2005	10.792157	10.962738	1.58%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.359541	19.174079	10.45%	0
2013	12.502661	17.359541	38.85%	0
2012	11.231015	12.502661	11.32%	0
2011	11.556416	11.231015	-2.82%	0
2010	9.407264	11.556416	22.85%	0
2009	6.502965	9.407264	44.66%	81,039
2008	10.999739	6.502965	-40.88%	17,851
2007	10.672462	10.999739	3.07%	514
2006	10.305183	10.672462	3.56%	4,342
2005	10.305342	10.305183	0.00%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.676312	19.267538	9.00%	0
2013	12.385063	17.676312	42.72%	0
2012	10.313590	12.385063	20.08%	0
2011	10.840452	10.313590	-4.86%	0
2010	9.170283	10.840452	18.21%	0
2009	6.170774	9.170283	48.61%	79,021
2008	12.232972	6.170774	-49.56%	16,471
2007	13.158313	12.232972	-7.03%	203
2006	11.381746	13.158313	15.61%	119,062
2005	11.118065	11.381746	2.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.404285	22.637617	-3.28%	0
2013	17.770118	23.404285	31.71%	0
2012	15.585349	17.770118	14.02%	0
2011	15.967430	15.585349	-2.39%	0
2010	12.257987	15.967430	30.26%	0
2009	7.955958	12.257987	54.07%	113,585
2008	12.681965	7.955958	-37.27%	2,831
2007	11.902991	12.681965	6.54%	608
2006	11.747093	11.902991	1.33%	184
2005	10.726039	11.747093	9.52%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.178088	19.060781	4.86%	0
2013	13.623796	18.178088	33.43%	0
2012	11.853398	13.623796	14.94%	0
2011	12.993280	11.853398	-8.77%	0
2010	11.008494	12.993280	18.03%	0
2009	7.216997	11.008494	52.54%	73,522
2008	13.031602	7.216997	-44.62%	224
2007	13.940670	13.031602	-6.52%	0
2006	12.118842	13.940670	15.03%	34,027
2005	11.386502	12.118842	6.43%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.923820	19.575029	-1.75%	0
2013	14.350768	19.923820	38.83%	0
2012	13.206049	14.350768	8.67%	0
2011	12.984353	13.206049	1.71%	0
2010	10.538622	12.984353	23.21%	0
2009	8.006508	10.538622	31.63%	850
2008	12.407568	8.006508	-35.47%	14,627
2007	12.643505	12.407568	-1.87%	488
2006	11.944695	12.643505	5.85%	1,155
2005	11.447181	11.944695	4.35%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.486001	17.405468	-0.46%	0
2013	12.460629	17.486001	40.33%	0
2012	10.535887	12.460629	18.27%	0
2011	11.841497	10.535887	-11.03%	0
2010	9.634133	11.841497	22.91%	0
2009	6.042947	9.634133	59.43%	1,125
2008	10.886145	6.042947	-44.49%	18,315
2007	13.914010	10.886145	-21.76%	0
2006	11.879516	13.914010	17.13%	6,019
2005	11.666318	11.879516	1.83%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.246242	6.336460	20.78%	0
2013	5.503065	5.246242	-4.67%	0
2012	5.976759	5.503065	-7.93%	0
2011	6.353648	5.976759	-5.93%	0
2010	6.771967	6.353648	-6.18%	0
2009	8.189717	6.771967	-17.31%	0
2008	7.896325	8.189717	3.72%	58,348
2007	9.019999	7.896325	-12.46%	0
2006	10.271779	9.019999	-12.19%	0
2005*	10.000000	10.271779	2.72%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.908016	18.315772	8.33%	0
2013	12.710376	16.908016	33.03%	0
2012	11.552807	12.710376	10.02%	0
2011	12.949527	11.552807	-10.79%	0
2010	11.764334	12.949527	10.07%	0
2009	7.695094	11.764334	52.88%	74,128
2008	14.348143	7.695094	-46.37%	119
2007	13.231652	14.348143	8.44%	85,349
2006	12.717563	13.231652	4.04%	27,561
2005	12.552857	12.717563	1.31%	71,890
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.449528	8.518775	0.82%	0
2013	7.321406	8.449528	15.41%	0
2012	7.106766	7.321406	3.02%	0
2011	8.450139	7.106766	-15.90%	0
2010	7.510676	8.450139	12.51%	0
2009	5.940509	7.510676	26.43%	26
2008	11.061558	5.940509	-46.30%	26
2007	10.308665	11.061558	7.30%	124,067
2006	8.778790	10.308665	17.43%	172,701
2005	8.831977	8.778790	-0.60%	194,071
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.237361	28.036423	20.65%	0
2013	15.700341	23.237361	48.01%	0
2012	13.590794	15.700341	15.52%	0
2011	15.562917	13.590794	-12.67%	0
2010	12.760401	15.562917	21.96%	0
2009	11.064179	12.760401	15.33%	90
2008	15.067427	11.064179	-26.57%	133,325
2007	16.808670	15.067427	-10.36%	25,101
2006	15.930913	16.808670	5.51%	87,845
2005	14.945964	15.930913	6.59%	124,743

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.882723	15.555033	20.74%	0
2013	11.539689	12.882723	11.64%	0
2012	11.615925	11.539689	-0.66%	0
2011	10.166384	11.615925	14.26%	0
2010	9.681140	10.166384	5.01%	0
2009	8.658931	9.681140	11.81%	75
2008	12.514440	8.658931	-30.81%	217,248
2007	11.286534	12.514440	10.88%	129,933
2006	9.496153	11.286534	18.85%	158,619
2005	8.741323	9.496153	8.64%	116,491
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.678821	7.425426	-23.28%	0
2013	10.136601	9.678821	-4.52%	0
2012	10.237588	10.136601	-0.99%	0
2011	10.818075	10.237588	-5.37%	0
2010	11.664954	10.818075	-7.26%	0
2009	11.137050	11.664954	4.74%	0
2008	12.916074	11.137050	-13.77%	0
2007	11.130624	12.916074	16.04%	0
2006	9.705779	11.130624	14.68%	0
2005*	10.000000	9.705779	-2.94%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.047915	10.007763	-0.40%	0
2013*	10.000000	10.047915	0.48%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.677390	10.793746	1.09%	0
2013	11.910534	10.677390	-10.35%	0
2012	10.284673	11.910534	15.81%	0
2011*	10.000000	10.284673	2.85%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.578817	5.79%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.645807	11.908326	11.86%	0
2013	10.557367	10.645807	0.84%	0
2012	8.269520	10.557367	27.67%	0
2011*	10.000000	8.269520	-17.30%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.256671	11.280437	0.21%	0
2013	9.897899	11.256671	13.73%	0
2012	8.860952	9.897899	11.70%	0
2011*	10.000000	8.860952	-11.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.461279	6.724936	-20.52%	0
2013	7.791259	8.461279	8.60%	0
2012	7.670653	7.791259	1.57%	0
2011*	10.000000	7.670653	-23.29%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.842862	9.567478	-2.80%	0
2013	9.536599	9.842862	3.21%	0
2012	9.579331	9.536599	-0.45%	0
2011*	10.000000	9.579331	-4.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.492526	12.081868	5.13%	0
2013	10.070354	11.492526	14.12%	0
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.361090	11.380677	9.84%	0
2013*	10.000000	10.361090	3.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.035287	10.174652	1.39%	0
2013	11.171765	10.035287	-10.17%	0
2012	10.599953	11.171765	5.39%	0
2011*	10.000000	10.599953	6.00%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.916108	18.679159	10.42%	0
2013	12.689275	16.916108	33.31%	0
2012	11.267719	12.689275	12.62%	0
2011	11.133396	11.267719	1.21%	0
2010	9.937279	11.133396	12.04%	0
2009	8.573140	9.937279	15.91%	0
2008	13.353591	8.573140	-35.80%	0
2007	13.615870	13.353591	-1.93%	0
2006	11.847334	13.615870	14.93%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.389909	16.617024	7.97%	0
2013	11.443756	15.389909	34.48%	0
2012	10.233456	11.443756	11.83%	0
2011	10.315806	10.233456	-0.80%	0
2010	9.052259	10.315806	13.96%	0
2009	6.855240	9.052259	32.05%	0
2008	11.943721	6.855240	-42.60%	0
2007	10.054767	11.943721	18.79%	0
2006	10.591091	10.054767	-5.06%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.547212	20.585234	10.99%	0
2013	14.345336	18.547212	29.29%	0
2012	12.756937	14.345336	12.45%	0
2011	12.866378	12.756937	-0.85%	0
2010	11.557378	12.866378	11.33%	0
2009	9.824239	11.557378	17.64%	0
2008	13.670064	9.824239	-28.13%	0
2007	14.683686	13.670064	-6.90%	0
2006	12.607820	14.683686	16.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.444192	11.443950	0.00%	0
2013*	10.000000	11.444192	14.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.129332	12.134958	0.05%	0
2013	10.800870	12.129332	12.30%	0
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	0
2010*	10.000000	10.580890	5.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.561310	6.973378	-18.55%	0
2013	9.721192	8.561310	-11.93%	0
2012	10.116843	9.721192	-3.91%	0
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.139708	-8.60%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.305687	13.06%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.663444	10.455091	-1.95%	0
2013	10.451914	10.663444	2.02%	0
2012*	10.000000	10.451914	4.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.848962	8.49%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.301725	11.706995	3.59%	0
2013	9.983340	11.301725	13.21%	0
2012	9.063050	9.983340	10.15%	0
2011*	10.000000	9.063050	-9.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.795195	13.925593	0.95%	0
2013	11.355771	13.795195	21.48%	0
2012	10.032093	11.355771	13.19%	0
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.513290	10.795088	2.68%	0
2013*	10.000000	10.513290	5.13%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.384726	11.811977	3.75%	0
2013*	10.000000	11.384726	13.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.258216	10.465680	2.02%	0
2013*	10.000000	10.258216	2.58%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.878177	12.063156	1.56%	0
2013	9.804397	11.878177	21.15%	0
2012	8.785442	9.804397	11.60%	0
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
2009	6.244568	8.544298	36.83%	0
2008	11.179816	6.244568	-44.14%	0
2007	10.012673	11.179816	11.66%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.972875	11.071388	0.90%	0
2013	9.414602	10.972875	16.55%	0
2012	8.532986	9.414602	10.33%	0
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0
2009	6.098960	8.128865	33.28%	0
2008	10.739246	6.098960	-43.21%	0
2007*	10.000000	10.739246	7.39%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.808753	10.799735	-0.08%	0
2013	9.996275	10.808753	8.13%	0
2012	9.193387	9.996275	8.73%	0
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
2009	7.166236	8.622026	20.31%	0
2008	10.441595	7.166236	-31.37%	0
2007	10.015953	10.441595	4.25%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.823809	7.506923	10.01%	0
2013	6.776968	6.823809	0.69%	0
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	0
2009	9.720715	9.157891	-5.79%	274
2008*	10.000000	9.720715	-2.79%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.416584	13.536404	0.89%	0
2013	11.637712	13.416584	15.29%	0
2012	11.354478	11.637712	2.49%	0
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
2009	9.078338	11.342408	24.94%	213
2008	15.607742	9.078338	-41.83%	266
2007	12.956414	15.607742	20.46%	393
2006	11.850665	12.956414	9.33%	70
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.605751	8.840113	2.72%	0
2013	8.625352	8.605751	-0.23%	0
2012	8.597044	8.625352	0.33%	0
2011	8.472244	8.597044	1.47%	0
2010	8.129345	8.472244	4.22%	0
2009	8.563838	8.129345	-5.07%	538
2008	10.735047	8.563838	-20.23%	575
2007	10.534481	10.735047	1.90%	3,306
2006	10.064023	10.534481	4.67%	3,220
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.124945	10.174249	0.49%	0
2013*	10.000000	10.124945	1.25%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.054124	10.395956	3.40%	0
2013*	10.000000	10.054124	0.54%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.999052	10.374472	3.75%	0
2013*	10.000000	9.999052	-0.01%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.609915	12.654738	-7.02%	0
2013	11.081382	13.609915	22.82%	0
2012	9.473978	11.081382	16.97%	0
2011	10.401772	9.473978	-8.92%	0
2010*	10.000000	10.401772	4.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.806114	9.178344	-6.40%	0
2013*	10.000000	9.806114	-1.94%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.980530	9.648012	-3.33%	0
2013*	10.000000	9.980530	-0.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.778309	11.028242	2.32%	0
2013	10.117183	10.778309	6.53%	0
2012	9.434323	10.117183	7.24%	0
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.770022	12.827859	8.99%	0
2013*	10.000000	11.770022	17.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.770085	13.159331	3.05%	0
2013	10.553373	12.770085	21.00%	0
2012	9.292312	10.553373	13.57%	0
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.807177	-1.93%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.196288	1.96%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.748826	11.892240	1.22%	0
2013*	10.000000	11.748826	17.49%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.484404	11.481471	-0.03%	0
2013*	10.000000	11.484404	14.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.249019	14.614312	2.56%	0
2013	11.212550	14.249019	27.08%	0
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.392708	12.686160	2.37%	0
2013	11.012168	12.392708	12.54%	0
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.272702	13.639095	2.76%	0
2013	11.153226	13.272702	19.00%	0
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.085572	11.243514	1.42%	0
2013	10.763574	11.085572	2.99%	0
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.273529	10.311362	0.37%	0
2013*	10.000000	10.273529	2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.345499	10.257012	-0.86%	0
2013*	10.000000	10.345499	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.818347	13.156174	2.64%	0
2013	11.086066	12.818347	15.63%	0
2012	10.052061	11.086066	10.29%	0
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.627370	13.985410	2.63%	0
2013	11.171956	13.627370	21.98%	0
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.970662	12.228833	2.16%	0
2013	10.964058	11.970662	9.18%	0
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.333510	10.637441	2.94%	0
2013	10.748506	10.333510	-3.86%	0
2012	10.223871	10.748506	5.13%	0
2011*	10.000000	10.223871	2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.620477	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.708028	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.202364	2.02%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.127062	1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.313888	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.217417	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.293959	2.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.121927	1.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.252757	10.310201	0.56%	0
2013*	10.000000	10.252757	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.317557	10.302229	-0.15%	0
2013*	10.000000	10.317557	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.281436	2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.284785	2.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.212603	2.13%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.270822	9.099310	-1.85%	0
2013	9.445563	9.270822	-1.85%	0
2012	9.624086	9.445563	-1.85%	0
2011	9.804978	9.624086	-1.84%	0
2010	9.989773	9.804978	-1.85%	0
2009*	10.000000	9.989773	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.543629	9.730854	1.96%	0
2013*	10.000000	9.543629	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.280784	12.858834	-3.18%	0
2013	11.175528	13.280784	18.84%	0
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.975629	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.332879	16.576476	8.11%	0
2013	11.622129	15.332879	31.93%	0
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.427244	15.610814	8.20%	0
2013	10.885979	14.427244	32.53%	0
2012	9.432340	10.885979	15.41%	0
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.058456	22.523907	2.11%	0
2013	16.174740	22.058456	36.38%	0
2012	14.342691	16.174740	12.77%	0
2011	15.257838	14.342691	-6.00%	0
2010	12.257769	15.257838	24.47%	0
2009*	10.000000	12.257769	22.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.065945	16.355247	1.80%	0
2013	11.809464	16.065945	36.04%	0
2012	10.495556	11.809464	12.52%	0
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.666928	17.994306	14.86%	0
2013	11.764713	15.666928	33.17%	0
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.999317	9.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.705760	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.386778	3.87%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.850286	8.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.285854	11.721369	26.23%	0
2013*	10.000000	9.285854	-7.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.902151	9.766962	-1.37%	0
2013	10.078169	9.902151	-1.75%	0
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.125859	9.909103	-2.14%	0
2013*	10.000000	10.125859	1.26%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.629024	9.583400	-0.47%	0
2013*	10.000000	9.629024	-3.71%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.791556	10.335020	5.55%	0
2013	9.600035	9.791556	2.00%	0
2012*	10.000000	9.600035	-4.00%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.456240	10.152356	-2.91%	0
2013	10.184571	10.456240	2.67%	0
2012*	10.000000	10.184571	1.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.387072	11.406187	0.17%	0
2013*	10.000000	11.387072	13.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.518166	10.370529	-1.40%	0
2013	10.704721	10.518166	-1.74%	0
2012	9.500242	10.704721	12.68%	0
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.569121	7.643157	-20.13%	0
2013	11.431741	9.569121	-16.29%	0
2012	11.079994	11.431741	3.17%	0
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.610608	11.555871	-0.47%	0
2013	12.725529	11.610608	-8.76%	0
2012	11.009900	12.725529	15.58%	0
2011	10.560962	11.009900	4.25%	0
2010*	10.000000	10.560962	5.61%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.936450	10.766426	-1.55%	0
2013	11.925758	10.936450	-8.30%	0
2012	11.546962	11.925758	3.28%	0
2011	10.850779	11.546962	6.42%	0
2010*	10.000000	10.850779	8.51%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.768050	10.796977	0.27%	0
2013	11.998874	10.768050	-10.26%	0
2012	11.440512	11.998874	4.88%	0
2011	10.846843	11.440512	5.47%	0
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.424657	12.589021	1.32%	0
2013	11.984172	12.424657	3.68%	0
2012	10.692838	11.984172	12.08%	0
2011	10.552589	10.692838	1.33%	0
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.946861	9.835900	-1.12%	0
2013	10.157932	9.946861	-2.08%	0
2012	9.787130	10.157932	3.79%	0
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	0
2012	9.967028	10.711515	7.47%	0
2011*	10.000000	9.967028	-0.33%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.924895	10.028007	1.04%	0
2013*	10.000000	9.924895	-0.75%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.803899	7.534993	-14.41%	0
2013	9.170779	8.803899	-4.00%	0
2012	8.368368	9.170779	9.59%	0
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.919690	12.643131	-2.14%	0
2013	11.773302	12.919690	9.74%	0
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	0
2010*	10.000000	10.782296	7.82%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.232298	13.291287	0.45%	0
2013	12.254020	13.232298	7.98%	0
2012	10.940210	12.254020	12.01%	0
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.152855	9.808681	-3.39%	0
2013	8.997147	10.152855	12.85%	0
2012	7.938486	8.997147	13.34%	0
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.748471	13.811035	8.33%	0
2013	9.732559	12.748471	30.99%	0
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.518736	9.500148	-0.20%	0
2013	8.188756	9.518736	16.24%	0
2012	7.690830	8.188756	6.47%	0
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.719029	3.971769	-15.84%	0
2013	6.546072	4.719029	-27.91%	0
2012	7.996997	6.546072	-18.14%	0
2011	8.941857	7.996997	-10.57%	0
2010*	10.000000	8.941857	-10.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.272887	27.086324	27.33%	0
2013	12.868886	21.272887	65.30%	0
2012	9.318573	12.868886	38.10%	0
2011*	10.000000	9.318573	-6.81%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.437787	15.795849	9.41%	0
2013	11.336504	14.437787	27.36%	0
2012	10.142040	11.336504	11.78%	0
2011	10.332721	10.142040	-1.85%	0
2010*	10.000000	10.332721	3.33%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.511754	14.618132	8.19%	0
2013	10.717119	13.511754	26.08%	0
2012	9.849908	10.717119	8.80%	0
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.795258	17.434874	10.38%	0
2013	11.505638	15.795258	37.28%	0
2012	9.601092	11.505638	19.84%	0
2011*	10.000000	9.601092	-3.99%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.307395	7.874767	-5.21%	0
2013	9.044949	8.307395	-8.15%	0
2012	8.647684	9.044949	4.59%	0
2011	10.972501	8.647684	-21.19%	0
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.900094	11.566519	-10.34%	0
2013	10.805360	12.900094	19.39%	0
2012	9.442416	10.805360	14.43%	0
2011	10.558277	9.442416	-10.57%	0
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.083387	14.500097	10.83%	0
2013	10.092472	13.083387	29.64%	0
2012	8.244212	10.092472	22.42%	0
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.121036	18.358631	21.41%	0
2013	11.023290	15.121036	37.17%	0
2012	9.566418	11.023290	15.23%	0
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.410753	13.896782	3.62%	0
2013	9.887535	13.410753	35.63%	0
2012	8.699741	9.887535	13.65%	0
2011*	10.000000	8.699741	-13.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.142438	10.951445	-9.81%	0
2013	10.353108	12.142438	17.28%	0
2012	9.098897	10.353108	13.78%	0
2011	10.821984	9.098897	-15.92%	0
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.749358	14.638847	-0.75%	0
2013	9.905191	14.749358	48.91%	0
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.482408	12.646735	1.32%	0
2013	8.579251	12.482408	45.50%	0
2012	7.109661	8.579251	20.67%	0
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.073323	18.458860	14.84%	0
2013	12.196044	16.073323	31.79%	0
2012	10.691053	12.196044	14.08%	0
2011	10.735892	10.691053	-0.42%	0
2010*	10.000000	10.735892	7.36%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.613494	11.909447	-12.52%	0
2013	11.179079	13.613494	21.78%	0
2012	11.069575	11.179079	0.99%	0
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.688589	17.207997	17.15%	0
2013	11.369492	14.688589	29.19%	0
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.215475	3.149946	-25.28%	0
2013	6.921375	4.215475	-39.09%	0
2012	8.252675	6.921375	-16.13%	0
2011*	10.000000	8.252675	-17.47%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.440490	12.811026	22.71%	0
2013	10.627483	10.440490	-1.76%	0
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.619415	3.846477	-31.55%	0
2013	4.915408	5.619415	14.32%	0
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.817014	14.282974	32.04%	0
2013	8.256788	10.817014	31.01%	0
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.537269	7.181136	-4.72%	0
2013	7.697062	7.537269	-2.08%	0
2012	9.019019	7.697062	-14.66%	0
2011	8.303357	9.019019	8.62%	0
2010*	10.000000	8.303357	-16.97%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.164268	5.210632	0.90%	0
2013	6.660980	5.164268	-22.47%	0
2012	8.500178	6.660980	-21.64%	0
2011	8.506623	8.500178	-0.08%	0
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.193541	3.318170	-20.87%	0
2013	6.052237	4.193541	-30.71%	0
2012	7.594019	6.052237	-20.30%	0
2011	8.642213	7.594019	-12.13%	0
2010*	10.000000	8.642213	-13.58%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.294373	14.252944	15.93%	0
2013	10.005411	12.294373	22.88%	0
2012	9.241815	10.005411	8.26%	0
2011*	10.000000	9.241815	-7.58%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.928970	11.774522	-1.29%	0
2013	10.844902	11.928970	10.00%	0
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.632411	15.572287	33.87%	0
2013	14.651843	11.632411	-20.61%	0
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	0
2010*	10.000000	10.495892	4.96%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.373099	33.829245	33.33%	0
2013	14.438305	25.373099	75.73%	0
2012	10.998559	14.438305	31.27%	0
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.800462	1.135313	-36.94%	0
2013	3.571369	1.800462	-49.59%	0
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.779534	14.554365	23.56%	0
2013	10.591483	11.779534	11.22%	0
2012	10.776356	10.591483	-1.72%	0
2011*	10.000000	10.776356	7.76%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.792402	7.909713	1.51%	0
2013	6.145685	7.792402	26.79%	0
2012	5.040979	6.145685	21.91%	0
2011	6.603996	5.040979	-23.67%	0
2010	5.952325	6.603996	10.95%	0
2009	6.280354	5.952325	-5.22%	0
2008	10.876402	6.280354	-42.26%	0
2007	15.198586	10.876402	-28.44%	0
2006	13.918951	15.198586	9.19%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.133974	20.366209	-3.63%	0
2013	21.266673	21.133974	-0.62%	0
2012	19.569868	21.266673	8.67%	0
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	0
2009	12.580697	19.195821	52.58%	0
2008	23.476339	12.580697	-46.41%	0
2007	17.856140	23.476339	31.47%	0
2006	14.875240	17.856140	20.04%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.448378	27.934674	30.24%	0
2013	14.171181	21.448378	51.35%	0
2012	10.618155	14.171181	33.46%	0
2011	9.781879	10.618155	8.55%	0
2010	9.002716	9.781879	8.65%	0
2009	7.750911	9.002716	16.15%	0
2008	8.951296	7.750911	-13.41%	0
2007	8.736173	8.951296	2.46%	0
2006	9.206437	8.736173	-5.11%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.475708	2.898791	-35.23%	0
2013	4.711378	4.475708	-5.00%	0
2012	4.868950	4.711378	-3.24%	0
2011	5.313576	4.868950	-8.37%	0
2010	5.011289	5.313576	6.03%	0
2009	4.576641	5.011289	9.50%	1,048
2008	9.147681	4.576641	-49.97%	375
2007	7.114342	9.147681	28.58%	1,481
2006	8.825690	7.114342	-19.39%	1,239
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.328360	26.893396	10.54%	0
2013	19.326628	24.328360	25.88%	0
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	0
2010	14.048592	16.171873	15.11%	0
2009	12.016109	14.048592	16.91%	0
2008	15.980674	12.016109	-24.81%	0
2007	14.659359	15.980674	9.01%	0
2006	12.718580	14.659359	15.26%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.721633	19.170047	14.64%	0
2013	10.471186	16.721633	59.69%	0
2012	9.107494	10.471186	14.97%	0
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
2009	5.177862	6.955790	34.34%	0
2008	13.780422	5.177862	-62.43%	0
2007	12.983286	13.780422	6.14%	0
2006	10.132516	12.983286	28.13%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.603835	10.449276	21.45%	0
2013	6.490729	8.603835	32.56%	0
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
2009	4.402172	7.425121	68.67%	0
2008	8.990694	4.402172	-51.04%	0
2007	9.395742	8.990694	-4.31%	0
2006	9.340263	9.395742	0.59%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.339128	20.237973	-20.13%	0
2013	20.909585	25.339128	21.18%	0
2012	20.804811	20.909585	0.50%	0
2011	22.512830	20.804811	-7.59%	0
2010	19.266066	22.512830	16.85%	0
2009	14.172784	19.266066	35.94%	0
2008	26.759035	14.172784	-47.04%	0
2007	20.467683	26.759035	30.74%	0
2006	18.630430	20.467683	9.86%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.500373	19.765252	-30.65%	0
2013	23.438263	28.500373	21.60%	0
2012	23.785151	23.438263	-1.46%	0
2011	26.715448	23.785151	-10.97%	0
2010	21.593929	26.715448	23.72%	0
2009	13.545779	21.593929	59.41%	0
2008	32.553660	13.545779	-58.39%	0
2007	24.194739	32.553660	34.55%	0
2006	22.210902	24.194739	8.93%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.430981	9.817959	-14.11%	0
2013	9.400340	11.430981	21.60%	0
2012	7.872713	9.400340	19.40%	0
2011	9.451617	7.872713	-16.71%	0
2010	10.792654	9.451617	-12.43%	0
2009	8.106215	10.792654	33.14%	0
2008	18.297587	8.106215	-55.70%	0
2007	16.490439	18.297587	10.96%	0
2006	12.972239	16.490439	27.12%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.938886	10.982166	10.50%	0
2013	7.938634	9.938886	25.20%	0
2012	6.593051	7.938634	20.41%	0
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
2009	5.987987	7.033851	17.47%	0
2008	11.743205	5.987987	-49.01%	0
2007	14.736792	11.743205	-20.31%	0
2006	12.861824	14.736792	14.58%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.583936	19.275457	32.17%	0
2013	18.176542	14.583936	-19.77%	0
2012	17.979731	18.176542	1.09%	0
2011	12.946838	17.979731	38.87%	0
2010	11.980512	12.946838	8.07%	0
2009	17.830380	11.980512	-32.81%	0
2008	12.543738	17.830380	42.15%	0
2007	11.647347	12.543738	7.70%	0
2006	12.252276	11.647347	-4.94%	693
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.265284	22.341050	22.31%	0
2013	13.122335	18.265284	39.19%	0
2012	11.411499	13.122335	14.99%	0
2011	11.105529	11.411499	2.76%	0
2010	10.597437	11.105529	4.79%	0
2009	8.662144	10.597437	22.34%	0
2008	11.745329	8.662144	-26.25%	0
2007	11.287857	11.745329	4.05%	0
2006	10.940726	11.287857	3.17%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.280795	25.298538	0.07%	0
2013	17.031715	25.280795	48.43%	0
2012	14.542889	17.031715	17.11%	0
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
2009	8.717632	14.191195	62.79%	0
2008	16.113280	8.717632	-45.90%	0
2007	14.873478	16.113280	8.34%	0
2006	13.813049	14.873478	7.68%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.053114	0.808637	-23.21%	0
2013	1.912211	1.053114	-44.93%	0
2012	2.512607	1.912211	-23.90%	0
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
2009	9.444550	5.130624	-45.68%	0
2008	5.982632	9.444550	57.87%	0
2007	6.698109	5.982632	-10.68%	0
2006	8.722891	6.698109	-23.21%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.884683	2.862940	-26.30%	0
2013	3.433849	3.884683	13.13%	0
2012	3.729792	3.433849	-7.93%	0
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
2009	5.446524	6.383462	17.20%	0
2008	7.951463	5.446524	-31.50%	0
2007	8.485121	7.951463	-6.29%	0
2006	7.996423	8.485121	6.11%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.266821	1.967698	-13.20%	0
2013	3.188731	2.266821	-28.91%	0
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
2009	9.393507	5.967084	-36.48%	0
2008	7.119774	9.393507	31.94%	0
2007	7.401616	7.119774	-3.81%	0
2006	7.840728	7.401616	-5.60%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.309546	1.045843	-20.14%	0
2013	1.880591	1.309546	-30.37%	0
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
2009	5.871710	3.453258	-41.19%	0
2008	4.041410	5.871710	45.29%	0
2007	4.641693	4.041410	-12.93%	0
2006	4.796192	4.641693	-3.22%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.037420	1.822792	-10.53%	0
2013	3.001894	2.037420	-32.13%	0
2012	3.737099	3.001894	-19.67%	0
2011	4.121138	3.737099	-9.32%	0
2010	5.801662	4.121138	-28.97%	0
2009	8.803807	5.801662	-34.10%	0
2008	7.193365	8.803807	22.39%	0
2007	6.956223	7.193365	3.41%	0
2006	8.049285	6.956223	-13.58%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.598086	2.181415	-16.04%	0
2013	3.602298	2.598086	-27.88%	0
2012	4.421112	3.602298	-18.52%	0
2011	4.952099	4.421112	-10.72%	0
2010	6.075929	4.952099	-18.50%	0
2009	8.544546	6.075929	-28.89%	0
2008	6.251809	8.544546	36.67%	0
2007	6.317955	6.251809	-1.05%	0
2006	6.958879	6.317955	-9.21%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.524379	10.398328	-16.98%	0
2013	8.179746	12.524379	53.11%	0
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
2009	7.216535	8.759840	21.39%	0
2008	10.970107	7.216535	-34.22%	0
2007	12.592290	10.970107	-12.88%	0
2006	12.202267	12.592290	3.20%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.419694	25.762283	5.50%	0
2013	17.470369	24.419694	39.78%	0
2012	14.672185	17.470369	19.07%	0
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
2009	8.498512	11.404567	34.19%	0
2008	17.009804	8.498512	-50.04%	0
2007	17.783516	17.009804	-4.35%	0
2006	14.673996	17.783516	21.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.555181	32.470458	9.86%	0
2013	20.043279	29.555181	47.46%	0
2012	16.425695	20.043279	22.02%	0
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
2009	8.967825	13.413606	49.57%	0
2008	20.231547	8.967825	-55.67%	0
2007	19.899451	20.231547	1.67%	0
2006	18.353170	19.899451	8.43%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.697301	29.085226	34.05%	0
2013	12.266233	21.697301	76.89%	0
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0
2009	3.327321	7.113112	113.78%	0
2008	12.373141	3.327321	-73.11%	0
2007	9.834071	12.373141	25.82%	0
2006	9.554423	9.834071	2.93%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.176064	25.563236	15.27%	0
2013	16.783423	22.176064	32.13%	0
2012	14.644453	16.783423	14.61%	0
2011	14.603147	14.644453	0.28%	0
2010	12.557023	14.603147	16.29%	0
2009	8.416800	12.557023	49.19%	0
2008	14.763870	8.416800	-42.99%	0
2007	12.767941	14.763870	15.63%	0
2006	12.297984	12.767941	3.82%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.385352	17.907564	16.39%	0
2013	10.520882	15.385352	46.24%	0
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
2009	5.772064	7.676823	33.00%	0
2008	12.918631	5.772064	-55.32%	0
2007	13.016950	12.918631	-0.76%	0
2006	11.118547	13.016950	17.07%	553

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.551848	9.371060	-18.88%	0
2013	21.837663	11.551848	-47.10%	0
2012	23.201046	21.837663	-5.88%	0
2011	31.166861	23.201046	-25.56%	0
2010	22.997197	31.166861	35.52%	0
2009	15.700251	22.997197	46.48%	0
2008	26.038687	15.700251	-39.70%	0
2007	22.193022	26.038687	17.33%	0
2006	18.620050	22.193022	19.19%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.134883	21.538936	18.77%	0
2013	17.775596	18.134883	2.02%	0
2012	15.303943	17.775596	16.15%	0
2011	15.246507	15.303943	0.38%	0
2010	12.440273	15.246507	22.56%	0
2009	10.118426	12.440273	22.95%	211
2008	17.666289	10.118426	-42.72%	216
2007	22.256582	17.666289	-20.62%	1,200
2006	17.345315	22.256582	28.31%	567
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.510666	24.006660	6.65%	0
2013	16.888882	22.510666	33.29%	0
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	0
2010	11.608412	14.258109	22.83%	0
2009	8.200484	11.608412	41.56%	0
2008	12.460887	8.200484	-34.19%	0
2007	14.527816	12.460887	-14.23%	0
2006	13.446043	14.527816	8.05%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.963992	24.529128	2.36%	0
2013	15.397920	23.963992	55.63%	0
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
2009	8.420608	11.017892	30.84%	0
2008	17.641926	8.420608	-52.27%	0
2007	19.275361	17.641926	-8.47%	0
2006	16.249732	19.275361	18.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.422433	17.645649	22.35%	0
2013	8.709536	14.422433	65.59%	0
2012	6.858459	8.709536	26.99%	0
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0
2009	4.111803	5.907288	43.67%	0
2008	13.086446	4.111803	-68.58%	0
2007	13.253241	13.086446	-1.26%	0
2006	10.915439	13.253241	21.42%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.189593	18.967041	10.34%	0
2013	12.392868	17.189593	38.71%	0
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	0
2010	9.353171	11.478293	22.72%	0
2009	6.472155	9.353171	44.51%	0
2008	10.958799	6.472155	-40.94%	0
2007	10.643644	10.958799	2.96%	0
2006	10.287797	10.643644	3.46%	42
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.503241	19.059463	8.89%	0
2013	12.276280	17.503241	42.58%	0
2012	10.233439	12.276280	19.96%	0
2011	10.767135	10.233439	-4.96%	0
2010	9.117523	10.767135	18.09%	0
2009	6.141534	9.117523	48.46%	0
2008	12.187474	6.141534	-49.61%	0
2007	13.122800	12.187474	-7.13%	0
2006	11.362557	13.122800	15.49%	69
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.175095	22.393106	-3.37%	0
2013	17.614019	23.175095	31.57%	0
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	0
2010	12.187477	15.859442	30.13%	0
2009	7.918245	12.187477	53.92%	0
2008	12.634753	7.918245	-37.33%	0
2007	11.870826	12.634753	6.44%	0
2006	11.727264	11.870826	1.22%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.000097	18.854935	4.75%	0
2013	13.504133	18.000097	33.29%	0
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
2009	7.182795	10.945162	52.38%	0
2008	12.983102	7.182795	-44.68%	0
2007	13.903020	12.983102	-6.62%	0
2006	12.098394	13.903020	14.92%	65
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.728779	19.363667	-1.85%	0
2013	14.224735	19.728779	38.69%	0
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0
2009	7.968573	10.478020	31.49%	0
2008	12.361395	7.968573	-35.54%	0
2007	12.609362	12.361395	-1.97%	0
2006	11.924551	12.609362	5.74%	36
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.314778	17.217494	-0.56%	0
2013	12.351165	17.314778	40.19%	0
2012	10.453992	12.351165	18.15%	0
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
2009	6.014310	9.578707	59.27%	0
2008	10.845636	6.014310	-44.55%	0
2007	13.876444	10.845636	-21.84%	0
2006	11.859478	13.876444	17.01%	49
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.202372	6.277073	20.66%	0
2013	5.462619	5.202372	-4.76%	0
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
2009	8.162689	6.742756	-17.40%	0
2008	7.878290	8.162689	3.61%	0
2007	9.008623	7.878290	-12.55%	0
2006	10.269257	9.008623	-12.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.698499	18.070391	8.22%	0
2013	12.565644	16.698499	32.89%	0
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	0
2010	11.665960	12.828195	9.96%	0
2009	7.638514	11.665960	52.73%	0
2008	14.257198	7.638514	-46.42%	0
2007	13.161247	14.257198	8.33%	0
2006	12.662746	13.161247	3.94%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.344791	8.404621	0.72%	0
2013	7.238013	8.344791	15.29%	0
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
2009	5.896810	7.447845	26.30%	0
2008	10.991398	5.896810	-46.35%	0
2007	10.253786	10.991398	7.19%	0
2006	8.740929	10.253786	17.31%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.949358	27.660776	20.53%	0
2013	15.521532	22.949358	47.85%	0
2012	13.449729	15.521532	15.40%	0
2011	15.417049	13.449729	-12.76%	0
2010	12.653666	15.417049	21.84%	0
2009	10.982824	12.653666	15.21%	0
2008	14.971913	10.982824	-26.64%	0
2007	16.719231	14.971913	-10.45%	0
2006	15.862257	16.719231	5.40%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.723082	15.346651	20.62%	0
2013	11.408306	12.723082	11.52%	0
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	0
2010	9.600189	10.071128	4.91%	0
2009	8.595270	9.600189	11.69%	0
2008	12.435107	8.595270	-30.88%	0
2007	11.226464	12.435107	10.77%	0
2006	9.455195	11.226464	18.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.597895	7.355841	-23.36%	0
2013	10.062081	9.597895	-4.61%	0
2012	10.172701	10.062081	-1.09%	0
2011	10.760441	10.172701	-5.46%	0
2010	11.614628	10.760441	-7.35%	0
2009	11.100313	11.614628	4.63%	0
2008	12.886589	11.100313	-13.86%	0
2007	11.116596	12.886589	15.92%	0
2006	9.703393	11.116596	14.56%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.046509	9.996169	-0.50%	0
2013*	10.000000	10.046509	0.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.648441	10.753528	0.99%	0
2013	11.890359	10.648441	-10.44%	0
2012	10.277733	11.890359	15.69%	0
2011*	10.000000	10.277733	2.78%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.571621	5.72%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.616947	11.863965	11.75%	0
2013	10.539481	10.616947	0.74%	0
2012	8.263934	10.539481	27.54%	0
2011*	10.000000	8.263934	-17.36%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.226172	11.238411	0.11%	0
2013	9.881130	11.226172	13.61%	0
2012	8.854971	9.881130	11.59%	0
2011*	10.000000	8.854971	-11.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.438313	6.699843	-20.60%	0
2013	7.778029	8.438313	8.49%	0
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.816169	9.531817	-2.90%	0
2013	9.520430	9.816169	3.11%	0
2012	9.572861	9.520430	-0.55%	0
2011*	10.000000	9.572861	-4.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.476900	12.059293	5.07%	0
2013	10.061794	11.476900	14.06%	0
2012	9.047029	10.061794	11.22%	0
2011*	10.000000	9.047029	-9.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.360370	11.374087	9.78%	0
2013*	10.000000	10.360370	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.021655	10.155653	1.34%	0
2013	11.162284	10.021655	-10.22%	0
2012	10.596370	11.162284	5.34%	0
2011*	10.000000	10.596370	5.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.815824	18.558968	10.37%	0
2013	12.620478	16.815824	33.24%	0
2012	11.212355	12.620478	12.56%	0
2011	11.084324	11.212355	1.16%	0
2010	9.898513	11.084324	11.98%	0
2009	8.544057	9.898513	15.85%	0
2008	13.315076	8.544057	-35.83%	0
2007	13.583558	13.315076	-1.98%	0
2006	11.825223	13.583558	14.87%	0
2005	11.520076	11.825223	2.65%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.298690	16.510116	7.92%	0
2013	11.381718	15.298690	34.41%	0
2012	10.183180	11.381718	11.77%	0
2011	10.270341	10.183180	-0.85%	0
2010	9.016953	10.270341	13.90%	0
2009	6.831983	9.016953	31.98%	0
2008	11.909277	6.831983	-42.63%	0
2007	10.030911	11.909277	18.73%	0
2006	10.571337	10.030911	-5.11%	0
2005	10.546849	10.571337	0.23%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.437328	20.452868	10.93%	0
2013	14.267603	18.437328	29.23%	0
2012	12.694291	14.267603	12.39%	0
2011	12.809703	12.694291	-0.90%	0
2010	11.512321	12.809703	11.27%	0
2009	9.790929	11.512321	17.58%	0
2008	13.630664	9.790929	-28.17%	0
2007	14.648863	13.630664	-6.95%	0
2006	12.584313	14.648863	16.41%	0
2005	12.212567	12.584313	3.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.440295	11.434221	-0.05%	0
2013*	10.000000	11.440295	14.40%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.106715	12.106163	0.00%	0
2013	10.786219	12.106715	12.24%	0
2012	9.999032	10.786219	7.87%	0
2011	10.577314	9.999032	-5.47%	0
2010*	10.000000	10.577314	5.77%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.545344	6.956823	-18.59%	0
2013	9.708012	8.545344	-11.98%	0
2012	10.108289	9.708012	-3.96%	0
2011	11.796033	10.108289	-14.31%	0
2010*	10.000000	11.796033	17.96%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.136594	-8.63%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.301841	13.02%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.654406	10.440920	-2.00%	0
2013	10.448368	10.654406	1.97%	0
2012*	10.000000	10.448368	4.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.845273	8.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.286389	11.685163	3.53%	0
2013	9.974869	11.286389	13.15%	0
2012	9.059986	9.974869	10.10%	0
2011*	10.000000	9.059986	-9.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.769465	13.892538	0.89%	0
2013	11.340365	13.769465	21.42%	0
2012	10.023609	11.340365	13.14%	0
2011	10.377375	10.023609	-3.41%	0
2010*	10.000000	10.377375	3.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.509717	10.785932	2.63%	0
2013*	10.000000	10.509717	5.10%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.380857	11.801944	3.70%	0
2013*	10.000000	11.380857	13.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.257500	10.459616	1.97%	0
2013*	10.000000	10.257500	2.57%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.835450	12.013636	1.51%	0
2013	9.774112	11.835450	21.09%	0
2012	8.762764	9.774112	11.54%	0
2011	9.635619	8.762764	-9.06%	0
2010	8.530916	9.635619	12.95%	0
2009	6.237963	8.530916	36.76%	22,209
2008	11.173702	6.237963	-44.17%	13,167
2007	10.012323	11.173702	11.60%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.935660	11.028219	0.85%	0
2013	9.387449	10.935660	16.49%	0
2012	8.512725	9.387449	10.28%	0
2011	9.058687	8.512725	-6.03%	0
2010	8.117811	9.058687	11.59%	0
2009	6.093774	8.117811	33.21%	14,244
2008	10.735587	6.093774	-43.24%	8,499
2007*	10.000000	10.735587	7.36%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.769857	10.755391	-0.13%	0
2013	9.965384	10.769857	8.07%	0
2012	9.169661	9.965384	8.68%	0
2011	9.372834	9.169661	-2.17%	0
2010	8.608526	9.372834	8.88%	0
2009	7.158663	8.608526	20.25%	5,268
2008	10.435883	7.158663	-31.40%	2,972
2007	10.015603	10.435883	4.20%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.806237	7.483780	9.95%	0
2013	6.762964	6.806237	0.64%	0
2012	7.764269	6.762964	-12.90%	0
2011	8.661601	7.764269	-10.36%	0
2010	9.152981	8.661601	-5.37%	0
2009	9.720456	9.152981	-5.84%	51,874
2008*	10.000000	9.720456	-2.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.337054	13.449310	0.84%	0
2013	11.574627	13.337054	15.23%	7
2012	11.298699	11.574627	2.44%	0
2011	12.325991	11.298699	-8.33%	0
2010	11.298189	12.325991	9.10%	0
2009	9.047552	11.298189	24.88%	47,591
2008	15.562757	9.047552	-41.86%	53,161
2007	12.925699	15.562757	20.40%	41,477
2006	11.828570	12.925699	9.28%	34,620
2005	10.603182	11.828570	11.56%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.570378	8.799291	2.67%	0
2013	8.594287	8.570378	-0.28%	27
2012	8.570452	8.594287	0.28%	0
2011	8.450323	8.570452	1.42%	0
2010	8.112437	8.450323	4.17%	0
2009	8.550373	8.112437	-5.12%	96,438
2008	10.723628	8.550373	-20.27%	113,996
2007	10.528673	10.723628	1.85%	186,774
2006	10.063586	10.528673	4.62%	174,348
2005*	10.000000	10.063586	0.64%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.121491	10.165608	0.44%	0
2013*	10.000000	10.121491	1.21%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.053425	10.389942	3.35%	0
2013*	10.000000	10.053425	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.998352	10.368463	3.70%	0
2013*	10.000000	9.998352	-0.02%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.584539	12.624704	-7.07%	0
2013	11.066355	13.584539	22.76%	0
2012	9.465957	11.066355	16.91%	0
2011	10.398263	9.465957	-8.97%	0
2010*	10.000000	10.398263	3.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.802776	9.170548	-6.45%	0
2013*	10.000000	9.802776	-1.97%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.977124	9.639798	-3.38%	0
2013*	10.000000	9.977124	-0.23%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.763673	11.007661	2.27%	0
2013	10.108599	10.763673	6.48%	0
2012	9.431135	10.108599	7.18%	0
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.766018	12.816963	8.93%	0
2013*	10.000000	11.766018	17.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.752774	13.134804	3.00%	0
2013	10.544429	12.752774	20.94%	0
2012	9.289170	10.544429	13.51%	0
2011*	10.000000	9.289170	-7.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.803757	-1.96%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.192818	1.93%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.743080	11.880374	1.17%	0
2013*	10.000000	11.743080	17.43%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.478784	11.470012	-0.08%	0
2013*	10.000000	11.478784	14.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.222435	14.579622	2.51%	0
2013	11.197327	14.222435	27.02%	0
2012	9.827260	11.197327	13.94%	0
2011	10.699739	9.827260	-8.15%	0
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.369580	12.656035	2.32%	0
2013	10.997221	12.369580	12.48%	0
2012	10.094213	10.997221	8.95%	0
2011	10.429579	10.094213	-3.22%	0
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.247945	13.606728	2.71%	0
2013	11.138098	13.247945	18.94%	0
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.064922	11.216869	1.37%	0
2013	10.748988	11.064922	2.94%	0
2012	10.193308	10.748988	5.45%	0
2011	10.245702	10.193308	-0.51%	0
2010*	10.000000	10.245702	2.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.272812	10.305389	0.32%	0
2013*	10.000000	10.272812	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.344777	10.251062	-0.91%	0
2013*	10.000000	10.344777	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.794434	13.124938	2.58%	0
2013	11.071029	12.794434	15.57%	0
2012	10.043562	11.071029	10.23%	0
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.601935	13.952184	2.57%	0
2013	11.156786	13.601935	21.92%	0
2012	9.925624	11.156786	12.40%	0
2011	10.613301	9.925624	-6.48%	0
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.948344	12.199821	2.10%	0
2013	10.949196	11.948344	9.13%	0
2012	10.143019	10.949196	7.95%	0
2011	10.367062	10.143019	-2.16%	0
2010*	10.000000	10.367062	3.67%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.319485	10.617609	2.89%	0
2013	10.739397	10.319485	-3.91%	0
2012	10.220417	10.739397	5.08%	0
2011*	10.000000	10.220417	2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.617117	-3.83%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.704715	-2.95%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.198890	1.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.123524	1.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.310282	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.213842	2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.290380	2.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.118401	1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.252044	10.304243	0.51%	0
2013*	10.000000	10.252044	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.316839	10.296276	-0.20%	0
2013*	10.000000	10.316839	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.277840	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.281199	2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.209036	2.09%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.251682	9.075903	-1.90%	0
2013	9.430865	9.251682	-1.90%	14
2012	9.614027	9.430865	-1.91%	0
2011	9.799709	9.614027	-1.89%	0
2010	9.989495	9.799709	-1.90%	0
2009*	10.000000	9.989495	-0.11%	137,240
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.540382	9.722594	1.91%	0
2013*	10.000000	9.540382	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.256001	12.828279	-3.23%	0
2013	11.160362	13.256001	18.78%	0
2012	9.848482	11.160362	13.32%	0
2011	11.107892	9.848482	-11.34%	0
2010*	10.000000	11.107892	11.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.972486	-10.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.304284	16.537139	8.06%	0
2013	11.606361	15.304284	31.86%	0
2012	10.187393	11.606361	13.93%	0
2011	10.731179	10.187393	-5.07%	0
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.400355	15.573787	8.15%	0
2013	10.871216	14.400355	32.46%	0
2012	9.424362	10.871216	15.35%	0
2011	10.229808	9.424362	-7.87%	0
2010*	10.000000	10.229808	2.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	22.005850	22.458755	2.06%	0
2013	16.144382	22.005850	36.31%	0
2012	14.323089	16.144382	12.72%	0
2011	15.244746	14.323089	-6.05%	0
2010	12.253482	15.244746	24.41%	0
2009*	10.000000	12.253482	22.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.036002	16.316450	1.75%	0
2013	11.793460	16.036002	35.97%	0
2012	10.486684	11.793460	12.46%	0
2011	11.187350	10.486684	-6.26%	0
2010*	10.000000	11.187350	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.637706	17.951593	14.80%	0
2013	11.748752	15.637706	33.10%	0
2012	10.294172	11.748752	14.13%	0
2011	10.742530	10.294172	-4.17%	0
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.995477	9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.702023	7.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.383154	3.83%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.846499	8.46%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.282692	11.711428	26.16%	0
2013*	10.000000	9.282692	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.888704	9.748728	-1.42%	0
2013	10.069619	9.888704	-1.80%	0
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.125152	9.903366	-2.19%	0
2013*	10.000000	10.125152	1.25%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.625749	9.575266	-0.52%	0
2013*	10.000000	9.625749	-3.74%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.783799	10.321575	5.50%	0
2013	9.597318	9.783799	1.94%	0
2012*	10.000000	9.597318	-4.03%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.447939	10.139136	-2.96%	0
2013	10.181684	10.447939	2.62%	0
2012*	10.000000	10.181684	1.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.383193	11.396499	0.12%	0
2013*	10.000000	11.383193	13.83%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.503891	10.351181	-1.45%	0
2013	10.695652	10.503891	-1.79%	0
2012	9.497035	10.695652	12.62%	0
2011*	10.000000	9.497035	-5.03%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.551293	7.625029	-20.17%	0
2013	11.416262	9.551293	-16.34%	0
2012	11.070634	11.416262	3.12%	0
2011	12.205344	11.070634	-9.30%	0
2010*	10.000000	12.205344	22.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.588949	11.528445	-0.52%	0
2013	12.708269	11.588949	-8.81%	0
2012	11.000590	12.708269	15.52%	0
2011	10.557391	11.000590	4.20%	0
2010*	10.000000	10.557391	5.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.915998	10.740819	-1.60%	0
2013	11.909522	10.915998	-8.34%	0
2012	11.537147	11.909522	3.23%	0
2011	10.847069	11.537147	6.36%	0
2010*	10.000000	10.847069	8.47%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.747961	10.771349	0.22%	0
2013	11.982606	10.747961	-10.30%	0
2012	11.430836	11.982606	4.83%	0
2011	10.843178	11.430836	5.42%	0
2010*	10.000000	10.843178	8.43%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.401503	12.559164	1.27%	0
2013	11.967936	12.401503	3.62%	0
2012	10.683798	11.967936	12.02%	0
2011	10.549022	10.683798	1.28%	0
2010*	10.000000	10.549022	5.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.933330	9.817515	-1.17%	0
2013	10.149284	9.933330	-2.13%	0
2012	9.783786	10.149284	3.74%	0
2011*	10.000000	9.783786	-2.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.924204	10.022189	0.99%	0
2013*	10.000000	9.924204	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.787504	7.517120	-14.46%	0
2013	9.158359	8.787504	-4.05%	0
2012	8.361297	9.158359	9.53%	0
2011	11.158041	8.361297	-25.06%	0
2010*	10.000000	11.158041	11.58%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.895528	12.613049	-2.19%	0
2013	11.757279	12.895528	9.68%	0
2012	10.359614	11.757279	13.49%	0
2011	10.778608	10.359614	-3.89%	0
2010*	10.000000	10.778608	7.79%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.207619	13.259740	0.39%	0
2013	12.237407	13.207619	7.93%	0
2012	10.930958	12.237407	11.95%	0
2011	10.844497	10.930958	0.80%	0
2010*	10.000000	10.844497	8.44%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.133911	9.785392	-3.44%	0
2013	8.984925	10.133911	12.79%	0
2012	7.931761	8.984925	13.28%	0
2011	11.075118	7.931761	-28.38%	0
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.731171	13.785274	8.28%	0
2013	9.724298	12.731171	30.92%	0
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.505808	9.482399	-0.25%	0
2013	8.181798	9.505808	16.18%	0
2012	7.688217	8.181798	6.42%	0
2011*	10.000000	7.688217	-23.12%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.710211	3.962327	-15.88%	0
2013	6.537183	4.710211	-27.95%	0
2012	7.990232	6.537183	-18.19%	0
2011	8.938831	7.990232	-10.61%	0
2010*	10.000000	8.938831	-10.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.244041	27.035834	27.26%	0
2013	12.857970	21.244041	65.22%	0
2012	9.315423	12.857970	38.03%	0
2011*	10.000000	9.315423	-6.85%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.410863	15.758361	9.35%	0
2013	11.321131	14.410863	27.29%	0
2012	10.133459	11.321131	11.72%	0
2011	10.329234	10.133459	-1.90%	0
2010*	10.000000	10.329234	3.29%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.493408	14.590837	8.13%	0
2013	10.708021	13.493408	26.01%	0
2012	9.846580	10.708021	8.75%	0
2011*	10.000000	9.846580	-1.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.773800	17.402317	10.32%	0
2013	11.495862	15.773800	37.21%	0
2012	9.597838	11.495862	19.78%	0
2011*	10.000000	9.597838	-4.02%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.291902	7.856082	-5.26%	0
2013	9.032687	8.291902	-8.20%	0
2012	8.640372	9.032687	4.54%	0
2011	10.968802	8.640372	-21.23%	0
2010*	10.000000	10.968802	9.69%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.876061	11.539088	-10.38%	0
2013	10.790720	12.876061	19.33%	0
2012	9.434427	10.790720	14.38%	0
2011	10.554718	9.434427	-10.61%	0
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.065624	14.473035	10.77%	0
2013	10.083901	13.065624	29.57%	0
2012	8.241417	10.083901	22.36%	0
2011*	10.000000	8.241417	-17.59%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.100525	18.324405	21.35%	0
2013	11.013939	15.100525	37.10%	0
2012	9.563187	11.013939	15.17%	0
2011*	10.000000	9.563187	-4.37%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.392556	13.870848	3.57%	0
2013	9.879135	13.392556	35.56%	0
2012	8.696796	9.879135	13.60%	0
2011*	10.000000	8.696796	-13.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.119800	10.925465	-9.85%	0
2013	10.339078	12.119800	17.22%	0
2012	9.091201	10.339078	13.73%	0
2011	10.818330	9.091201	-15.96%	0
2010*	10.000000	10.818330	8.18%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.729316	14.611520	-0.80%	0
2013	9.896774	14.729316	48.83%	0
2012	8.423934	9.896774	17.48%	0
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.459111	12.616690	1.26%	0
2013	8.567605	12.459111	45.42%	0
2012	7.103644	8.567605	20.61%	0
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.043344	18.415050	14.78%	0
2013	12.179485	16.043344	31.72%	0
2012	10.681997	12.179485	14.02%	0
2011	10.732263	10.681997	-0.47%	0
2010*	10.000000	10.732263	7.32%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.588077	11.881151	-12.56%	0
2013	11.163896	13.588077	21.71%	0
2012	11.060192	11.163896	0.94%	0
2011	11.026306	11.060192	0.31%	0
2010*	10.000000	11.026306	10.26%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.668664	17.175895	17.09%	0
2013	11.359866	14.668664	29.13%	0
2012	10.353036	11.359866	9.72%	0
2011*	10.000000	10.353036	3.53%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.209747	3.144060	-25.31%	0
2013	6.915492	4.209747	-39.13%	0
2012	8.249881	6.915492	-16.17%	0
2011*	10.000000	8.249881	-17.50%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.426305	12.787112	22.64%	0
2013	10.618457	10.426305	-1.81%	0
2012	9.238106	10.618457	14.94%	0
2011*	10.000000	9.238106	-7.62%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.608944	3.837350	-31.59%	0
2013	4.908738	5.608944	14.26%	0
2012	5.376985	4.908738	-8.71%	0
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.802361	14.256364	31.97%	0
2013	8.249793	10.802361	30.94%	0
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.523194	7.164085	-4.77%	0
2013	7.686617	7.523194	-2.13%	0
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	0
2010*	10.000000	8.300550	-16.99%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.154638	5.198270	0.85%	0
2013	6.651950	5.154638	-22.51%	0
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	0
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.185714	3.310298	-20.91%	0
2013	6.044027	4.185714	-30.75%	0
2012	7.587599	6.044027	-20.34%	0
2011	8.639289	7.587599	-12.17%	0
2010*	10.000000	8.639289	-13.61%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.277705	14.226367	15.87%	0
2013	9.996944	12.277705	22.81%	0
2012	9.238693	9.996944	8.21%	0
2011*	10.000000	9.238693	-7.61%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.912773	11.752538	-1.35%	0
2013	10.835697	11.912773	9.94%	0
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.610725	15.535337	33.80%	0
2013	14.631975	11.610725	-20.65%	0
2012	14.772369	14.631975	-0.95%	0
2011	10.492346	14.772369	40.79%	0
2010*	10.000000	10.492346	4.92%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.325857	33.749075	33.26%	0
2013	14.418757	25.325857	75.65%	0
2012	10.989272	14.418757	31.21%	0
2011	11.337098	10.989272	-3.07%	0
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.797094	1.132610	-36.98%	0
2013	3.566513	1.797094	-49.61%	0
2012	5.612893	3.566513	-36.46%	0
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.763558	14.527217	23.49%	0
2013	10.582509	11.763558	11.16%	0
2012	10.772715	10.582509	-1.77%	0
2011*	10.000000	10.772715	7.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.743917	7.856505	1.45%	0
2013	6.110552	7.743917	26.73%	0
2012	5.014721	6.110552	21.85%	0
2011	6.572946	5.014721	-23.71%	0
2010	5.927352	6.572946	10.89%	0
2009	6.257184	5.927352	-5.27%	0
2008	10.841831	6.257184	-42.29%	151,129
2007	15.158051	10.841831	-28.47%	11,836
2006	13.888888	15.158051	9.14%	60,405
2005	14.559663	13.888888	-4.61%	64,558
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.002506	20.229198	-3.68%	0
2013	21.145155	21.002506	-0.67%	0
2012	19.467974	21.145155	8.62%	0
2011	23.754418	19.467974	-18.04%	0
2010	19.115313	23.754418	24.27%	0
2009	12.534334	19.115313	52.50%	65,819
2008	23.401774	12.534334	-46.44%	0
2007	17.808549	23.401774	31.41%	70,504
2006	14.843127	17.808549	19.98%	83,019
2005	14.542489	14.843127	2.07%	69,959

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.314955	27.746774	30.18%	0
2013	14.090185	21.314955	51.28%	0
2012	10.562854	14.090185	33.39%	0
2011	9.735881	10.562854	8.49%	0
2010	8.964948	9.735881	8.60%	0
2009	7.722320	8.964948	16.09%	0
2008	8.922837	7.722320	-13.45%	170,970
2007	8.712851	8.922837	2.41%	0
2006	9.186534	8.712851	-5.16%	0
2005	8.461283	9.186534	8.57%	58,429
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.456913	2.885146	-35.27%	0
2013	4.693993	4.456913	-5.05%	8
2012	4.853461	4.693993	-3.29%	0
2011	5.299373	4.853461	-8.41%	0
2010	5.000437	5.299373	5.98%	0
2009	4.569059	5.000437	9.44%	195,584
2008	9.137205	4.569059	-50.00%	90,517
2007	7.109847	9.137205	28.51%	213,794
2006	8.824605	7.109847	-19.43%	215,480
2005*	10.000000	8.824605	-11.75%	174,341
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.177026	26.712503	10.49%	0
2013	19.216192	24.177026	25.82%	0
2012	17.964030	19.216192	6.97%	0
2011	16.095862	17.964030	11.61%	0
2010	13.989686	16.095862	15.06%	0
2009	11.971817	13.989686	16.86%	40,573
2008	15.929894	11.971817	-24.85%	95,307
2007	14.620257	15.929894	8.96%	109,929
2006	12.691110	14.620257	15.20%	75,947
2005	12.987641	12.691110	-2.28%	90,584
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.639452	19.066112	14.58%	0
2013	10.425031	16.639452	59.61%	0
2012	9.071984	10.425031	14.91%	0
2011	8.476916	9.071984	7.02%	0
2010	6.935730	8.476916	22.22%	0
2009	5.165564	6.935730	34.27%	0
2008	13.754735	5.165564	-62.45%	378
2007	12.965727	13.754735	6.09%	0
2006	10.123954	12.965727	28.07%	0
2005	10.727945	10.123954	-5.63%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.550258	10.378925	21.39%	0
2013	6.453591	8.550258	32.49%	0
2012	6.510486	6.453591	-0.87%	0
2011	7.946618	6.510486	-18.07%	0
2010	7.393953	7.946618	7.47%	0
2009	4.385934	7.393953	68.58%	90,472
2008	8.962113	4.385934	-51.06%	888
2007	9.370679	8.962113	-4.36%	14,318
2006	9.320080	9.370679	0.54%	13,901
2005	9.145940	9.320080	1.90%	36,014
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.181464	20.101790	-20.17%	0
2013	20.790072	25.181464	21.12%	0
2012	20.696476	20.790072	0.45%	0
2011	22.407001	20.696476	-7.63%	0
2010	19.185259	22.407001	16.79%	0
2009	14.120539	19.185259	35.87%	25,096
2008	26.674017	14.120539	-47.06%	0
2007	20.413106	26.674017	30.67%	72,238
2006	18.590208	20.413106	9.81%	74,469
2005	13.677406	18.590208	35.92%	106,279
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.323019	19.632226	-30.68%	0
2013	23.304283	28.323019	21.54%	0
2012	23.661275	23.304283	-1.51%	0
2011	26.589840	23.661275	-11.01%	0
2010	21.503343	26.589840	23.65%	0
2009	13.495827	21.503343	59.33%	29,842
2008	32.450222	13.495827	-58.41%	130
2007	24.130221	32.450222	34.48%	43,448
2006	22.162938	24.130221	8.88%	2,875
2005	15.233011	22.162938	45.49%	66,987
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.359804	9.751851	-14.15%	0
2013	9.346566	11.359804	21.54%	0
2012	7.831676	9.346566	19.34%	0
2011	9.407148	7.831676	-16.75%	0
2010	10.747358	9.407148	-12.47%	0
2009	8.076309	10.747358	33.07%	38,372
2008	18.239425	8.076309	-55.72%	0
2007	16.446445	18.239425	10.90%	16,366
2006	12.944206	16.446445	27.06%	28,395
2005	12.405735	12.944206	4.34%	15,407

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.877039	10.908264	10.44%	0
2013	7.893258	9.877039	25.13%	0
2012	6.558714	7.893258	20.35%	0
2011	7.858354	6.558714	-16.54%	0
2010	7.004352	7.858354	12.19%	0
2009	5.965903	7.004352	17.41%	92,000
2008	11.705893	5.965903	-49.04%	0
2007	14.697497	11.705893	-20.35%	45,163
2006	12.834051	14.697497	14.52%	150,467
2005	12.654352	12.834051	1.42%	152,392
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.493220	19.145798	32.10%	0
2013	18.072684	14.493220	-19.81%	9
2012	17.886129	18.072684	1.04%	0
2011	12.885984	17.886129	38.80%	0
2010	11.930275	12.885984	8.01%	0
2009	17.764660	11.930275	-32.84%	14,961
2008	12.503872	17.764660	42.07%	79,811
2007	11.616282	12.503872	7.64%	92,713
2006	12.225811	11.616282	-4.99%	180,113
2005	11.572503	12.225811	5.65%	126,428
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.151625	22.190732	22.25%	0
2013	13.047308	18.151625	39.12%	0
2012	11.352063	13.047308	14.93%	0
2011	11.053304	11.352063	2.70%	0
2010	10.552984	11.053304	4.74%	0
2009	8.630198	10.552984	22.28%	53,020
2008	11.707982	8.630198	-26.29%	118,551
2007	11.257729	11.707982	4.00%	112,085
2006	10.917073	11.257729	3.12%	100,372
2005	10.057347	10.917073	8.55%	163,625
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.123516	25.128337	0.02%	0
2013	16.934375	25.123516	48.36%	0
2012	14.467165	16.934375	17.05%	0
2011	16.743201	14.467165	-13.59%	0
2010	14.131680	16.743201	18.48%	0
2009	8.685497	14.131680	62.70%	102,304
2008	16.062097	8.685497	-45.93%	240
2007	14.833831	16.062097	8.28%	72,173
2006	13.783234	14.833831	7.62%	0
2005	14.245435	13.783234	-3.24%	35,421

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.047950	0.804261	-23.25%	0
2013	1.903797	1.047950	-44.95%	0
2012	2.502816	1.903797	-23.93%	0
2011	3.498343	2.502816	-28.46%	0
2010	5.115836	3.498343	-31.62%	0
2009	9.422140	5.115836	-45.70%	0
2008	5.971479	9.422140	57.79%	0
2007	6.689046	5.971479	-10.73%	0
2006	8.715520	6.689046	-23.25%	0
2005	8.741707	8.715520	-0.30%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.863609	2.845957	-26.34%	0
2013	3.416971	3.863609	13.07%	0
2012	3.713352	3.416971	-7.98%	0
2011	5.441506	3.713352	-31.76%	0
2010	6.361811	5.441506	-14.47%	0
2009	5.430816	6.361811	17.14%	0
2008	7.932581	5.430816	-31.54%	0
2007	8.469318	7.932581	-6.34%	0
2006	7.985584	8.469318	6.06%	0
2005	8.589867	7.985584	-7.03%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.255680	1.957034	-13.24%	0
2013	3.174676	2.255680	-28.95%	0
2012	3.964192	3.174676	-19.92%	0
2011	4.360617	3.964192	-9.09%	0
2010	5.949887	4.360617	-26.71%	0
2009	9.371219	5.949887	-36.51%	0
2008	7.106493	9.371219	31.87%	37,966
2007	7.391593	7.106493	-3.86%	0
2006	7.834102	7.391593	-5.65%	0
2005	8.694990	7.834102	-9.90%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.301405	1.038826	-20.18%	0
2013	1.869846	1.301405	-30.40%	0
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	0
2010	3.438770	2.655926	-22.77%	0
2009	5.850071	3.438770	-41.22%	0
2008	4.028562	5.850071	45.21%	0
2007	4.629312	4.028562	-12.98%	0
2006	4.785822	4.629312	-3.27%	0
2005	4.817051	4.785822	-0.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.027409	1.812905	-10.58%	0
2013	2.988657	2.027409	-32.16%	0
2012	3.722525	2.988657	-19.71%	0
2011	4.107153	3.722525	-9.36%	0
2010	5.784927	4.107153	-29.00%	0
2009	8.782902	5.784927	-34.13%	0
2008	7.179940	8.782902	22.33%	0
2007	6.946810	7.179940	3.36%	0
2006	8.042477	6.946810	-13.62%	0
2005	8.456009	8.042477	-4.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.581923	2.166744	-16.08%	0
2013	3.581707	2.581923	-27.91%	0
2012	4.398100	3.581707	-18.56%	0
2011	4.928828	4.398100	-10.77%	0
2010	6.050457	4.928828	-18.54%	0
2009	8.513059	6.050457	-28.93%	0
2008	6.231943	8.513059	36.60%	0
2007	6.301102	6.231943	-1.10%	0
2006	6.943856	6.301102	-9.26%	0
2005	7.132993	6.943856	-2.65%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.446484	10.328395	-17.02%	0
2013	8.132998	12.446484	53.04%	0
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	0
2010	8.723101	9.903366	13.53%	0
2009	7.189935	8.723101	21.32%	545
2008	10.935244	7.189935	-34.25%	331
2007	12.558705	10.935244	-12.93%	16,584
2006	12.175896	12.558705	3.14%	16,173
2005	10.312692	12.175896	18.07%	17,393
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.267781	25.588972	5.44%	0
2013	17.370526	24.267781	39.71%	0
2012	14.595794	17.370526	19.01%	0
2011	14.521909	14.595794	0.51%	0
2010	11.356736	14.521909	27.87%	0
2009	8.467180	11.356736	34.13%	55,806
2008	16.955767	8.467180	-50.06%	0
2007	17.736113	16.955767	-4.40%	63,518
2006	14.642309	17.736113	21.13%	84,690
2005	15.689042	14.642309	-6.67%	71,624

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.371263	32.251963	9.81%	0
2013	19.928689	29.371263	47.38%	0
2012	16.340124	19.928689	21.96%	0
2011	18.024580	16.340124	-9.35%	0
2010	13.357299	18.024580	34.94%	0
2009	8.934750	13.357299	49.50%	0
2008	20.167255	8.934750	-55.70%	230
2007	19.846375	20.167255	1.62%	0
2006	18.313517	19.846375	8.37%	0
2005	16.364660	18.313517	11.91%	29,417
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.562332	28.889586	33.98%	0
2013	12.196132	21.562332	76.80%	0
2012	9.269575	12.196132	31.57%	0
2011	9.513042	9.269575	-2.56%	0
2010	7.083272	9.513042	34.30%	0
2009	3.315045	7.083272	113.67%	1,518
2008	12.333827	3.315045	-73.12%	1,113
2007	9.807843	12.333827	25.75%	0
2006	9.533781	9.807843	2.87%	0
2005	10.021672	9.533781	-4.87%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.038146	25.391319	15.22%	0
2013	16.687536	22.038146	32.06%	0
2012	14.568218	16.687536	14.55%	0
2011	14.534508	14.568218	0.23%	0
2010	12.504369	14.534508	16.24%	0
2009	8.385773	12.504369	49.11%	8,361
2008	14.716979	8.385773	-43.02%	0
2007	12.733915	14.716979	15.57%	0
2006	12.271444	12.733915	3.77%	0
2005	12.370832	12.271444	-0.80%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.289594	17.787047	16.33%	0
2013	10.460720	15.289594	46.16%	0
2012	8.723207	10.460720	19.92%	0
2011	8.996844	8.723207	-3.04%	0
2010	7.644608	8.996844	17.69%	0
2009	5.750771	7.644608	32.93%	31,544
2008	12.877562	5.750771	-55.34%	54,419
2007	12.982221	12.877562	-0.81%	161,800
2006	11.094511	12.982221	17.01%	139,621
2005	10.877405	11.094511	2.00%	266,178

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.479933	9.307967	-18.92%	0
2013	21.712795	11.479933	-47.13%	0
2012	23.080168	21.712795	-5.92%	0
2011	31.020276	23.080168	-25.60%	0
2010	22.900683	31.020276	35.46%	0
2009	15.642340	22.900683	46.40%	44,734
2008	25.955912	15.642340	-39.73%	49,551
2007	22.133832	25.955912	17.27%	46,208
2006	18.579837	22.133832	19.13%	3,132
2005	15.666467	18.579837	18.60%	76,276
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.022030	21.393992	18.71%	0
2013	17.673987	18.022030	1.97%	0
2012	15.224233	17.673987	16.09%	0
2011	15.174815	15.224233	0.33%	0
2010	12.388075	15.174815	22.50%	0
2009	10.081113	12.388075	22.88%	89,911
2008	17.610158	10.081113	-42.75%	36,862
2007	22.197248	17.610158	-20.67%	85,314
2006	17.307862	22.197248	28.25%	113,827
2005	16.465148	17.307862	5.12%	61,880
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.370645	23.845177	6.59%	0
2013	16.792375	22.370645	33.22%	0
2012	14.659689	16.792375	14.55%	0
2011	14.191097	14.659689	3.30%	0
2010	11.559742	14.191097	22.76%	0
2009	8.170265	11.559742	41.49%	48,192
2008	12.421301	8.170265	-34.22%	112,440
2007	14.489084	12.421301	-14.27%	12,337
2006	13.417010	14.489084	7.99%	103,382
2005	12.965669	13.417010	3.48%	89,049
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.814877	24.364076	2.31%	0
2013	15.309901	23.814877	55.55%	0
2012	12.781928	15.309901	19.78%	0
2011	14.837065	12.781928	-13.85%	0
2010	10.971669	14.837065	35.23%	0
2009	8.389551	10.971669	30.78%	1,495
2008	17.585876	8.389551	-52.29%	243
2007	19.223978	17.585876	-8.52%	2,783
2006	16.214649	19.223978	18.56%	3,022
2005	15.904885	16.214649	1.95%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.332711	17.526957	22.29%	0
2013	8.659761	14.332711	65.51%	0
2012	6.822743	8.659761	26.92%	0
2011	7.240552	6.822743	-5.77%	0
2010	5.882497	7.240552	23.09%	0
2009	4.096625	5.882497	43.59%	0
2008	13.044849	4.096625	-68.60%	0
2007	13.217890	13.044849	-1.31%	0
2006	10.891859	13.217890	21.36%	0
2005	10.738728	10.891859	1.43%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.105183	18.864294	10.28%	0
2013	12.338291	17.105183	38.63%	7
2012	11.100343	12.338291	11.15%	0
2011	11.439397	11.100343	-2.96%	0
2010	9.326223	11.439397	22.66%	0
2009	6.456796	9.326223	44.44%	79,437
2008	10.938392	6.456796	-40.97%	9,451
2007	10.629265	10.938392	2.91%	3,996
2006	10.279111	10.629265	3.41%	14,075
2005	10.294934	10.279111	-0.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.417234	18.956148	8.84%	0
2013	12.222176	17.417234	42.51%	10
2012	10.193545	12.222176	19.90%	0
2011	10.730630	10.193545	-5.01%	0
2010	9.091245	10.730630	18.03%	0
2009	6.126957	9.091245	48.38%	75,651
2008	12.164766	6.126957	-49.63%	9,735
2007	13.105064	12.164766	-7.18%	1,578
2006	11.352965	13.105064	15.43%	82,106
2005	11.106852	11.352965	2.22%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.061284	22.271773	-3.42%	0
2013	17.536448	23.061284	31.50%	0
2012	15.403967	17.536448	13.84%	0
2011	15.805702	15.403967	-2.54%	0
2010	12.152357	15.805702	30.06%	0
2009	7.899454	12.152357	53.84%	114,361
2008	12.611214	7.899454	-37.36%	2,597
2007	11.854778	12.611214	6.38%	4,723
2006	11.717359	11.854778	1.17%	0
2005	10.715198	11.717359	9.35%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.911673	18.752746	4.70%	0
2013	13.444637	17.911673	33.23%	0
2012	11.715434	13.444637	14.76%	0
2011	12.861657	11.715434	-8.91%	0
2010	10.913611	12.861657	17.85%	0
2009	7.165743	10.913611	52.30%	70,436
2008	12.958915	7.165743	-44.70%	1,823
2007	13.884237	12.958915	-6.66%	0
2006	12.088190	13.884237	14.86%	35,703
2005	11.375009	12.088190	6.27%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.631821	19.258676	-1.90%	0
2013	14.162046	19.631821	38.62%	6
2012	13.052354	14.162046	8.50%	0
2011	12.852816	13.052354	1.55%	0
2010	10.447792	12.852816	23.02%	0
2009	7.949641	10.447792	31.42%	3,402
2008	12.338331	7.949641	-35.57%	9,512
2007	12.592293	12.338331	-2.02%	3,791
2006	11.914466	12.592293	5.69%	9,670
2005	11.435610	11.914466	4.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.229728	17.124190	-0.61%	0
2013	12.296755	17.229728	40.12%	9
2012	10.413254	12.296755	18.09%	0
2011	11.721534	10.413254	-11.16%	0
2010	9.551093	11.721534	22.72%	0
2009	6.000034	9.551093	59.18%	4,687
2008	10.825434	6.000034	-44.57%	12,151
2007	13.857696	10.825434	-21.88%	0
2006	11.849471	13.857696	16.95%	16,531
2005	11.654545	11.849471	1.67%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.180544	6.247564	20.60%	0
2013	5.442471	5.180544	-4.81%	0
2012	5.920023	5.442471	-8.07%	0
2011	6.302933	5.920023	-6.08%	0
2010	6.728183	6.302933	-6.32%	0
2009	8.149196	6.728183	-17.44%	0
2008	7.869290	8.149196	3.56%	60,236
2007	9.002937	7.869290	-12.59%	0
2006	10.267994	9.002937	-12.32%	0
2005*	10.000000	10.267994	2.68%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.594569	17.948781	8.16%	0
2013	12.493796	16.594569	32.82%	0
2012	11.373359	12.493796	9.85%	0
2011	12.767844	11.373359	-10.92%	0
2010	11.616986	12.767844	9.91%	0
2009	7.610336	11.616986	52.65%	56,252
2008	14.211882	7.610336	-46.45%	0
2007	13.126135	14.211882	8.27%	76,440
2006	12.635382	13.126135	3.88%	33,575
2005	12.490753	12.635382	1.16%	52,301
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.292850	8.348044	0.67%	0
2013	7.196629	8.292850	15.23%	0
2012	6.996351	7.196629	2.86%	0
2011	8.331570	6.996351	-16.03%	0
2010	7.416610	8.331570	12.34%	0
2009	5.875082	7.416610	26.24%	0
2008	10.956499	5.875082	-46.38%	0
2007	10.226460	10.956499	7.14%	113,535
2006	8.722069	10.226460	17.25%	134,094
2005	8.788278	8.722069	-0.75%	137,563
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.806585	27.474691	20.47%	0
2013	15.432824	22.806585	47.78%	0
2012	13.379697	15.432824	15.35%	0
2011	15.344596	13.379697	-12.81%	0
2010	12.600595	15.344596	21.78%	0
2009	10.942336	12.600595	15.15%	0
2008	14.924335	10.942336	-26.68%	102,689
2007	16.674648	14.924335	-10.50%	37,733
2006	15.827992	16.674648	5.35%	79,079
2005	14.872038	15.827992	6.43%	98,367
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.643934	15.243427	20.56%	0
2013	11.343112	12.643934	11.47%	0
2012	11.435555	11.343112	-0.81%	0
2011	10.023783	11.435555	14.08%	0
2010	9.559927	10.023783	4.85%	0
2009	8.563583	9.559927	11.63%	0
2008	12.395598	8.563583	-30.91%	168,215
2007	11.196528	12.395598	10.71%	116,938
2006	9.434781	11.196528	18.67%	124,335
2005	8.698068	9.434781	8.47%	107,656

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.557674	7.321280	-23.40%	0
2013	10.025025	9.557674	-4.66%	0
2012	10.140411	10.025025	-1.14%	0
2011	10.731736	10.140411	-5.51%	0
2010	11.589553	10.731736	-7.40%	0
2009	11.082002	11.589553	4.58%	0
2008	12.871879	11.082002	-13.91%	0
2007	11.109591	12.871879	15.86%	0
2006	9.702204	11.109591	14.51%	0
2005*	10.000000	9.702204	-2.98%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.045809	9.990381	-0.55%	0
2013*	10.000000	10.045809	0.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.633984	10.733450	0.94%	0
2013	11.880267	10.633984	-10.49%	0
2012	10.274258	11.880267	15.63%	0
2011*	10.000000	10.274258	2.74%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.568020	5.68%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.602528	11.841819	11.69%	0
2013	10.530526	10.602528	0.68%	0
2012	8.261131	10.530526	27.47%	0
2011*	10.000000	8.261131	-17.39%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.210906	11.217420	0.06%	0
2013	9.872729	11.210906	13.55%	0
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.426869	6.687343	-20.64%	0
2013	7.771442	8.426869	8.43%	0
2012	7.662864	7.771442	1.42%	0
2011*	10.000000	7.662864	-23.37%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.802847	9.514038	-2.95%	0
2013	9.512355	9.802847	3.05%	0
2012	9.569628	9.512355	-0.60%	0
2011*	10.000000	9.569628	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.461333	12.036793	5.02%	0
2013	10.053264	11.461333	14.01%	0
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.359647	11.367494	9.73%	0
2013*	10.000000	10.359647	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.008067	10.136714	1.29%	0
2013	11.152826	10.008067	-10.26%	0
2012	10.592798	11.152826	5.29%	0
2011*	10.000000	10.592798	5.93%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.716079	18.439488	10.31%	0
2013	12.552008	16.716079	33.17%	0
2012	11.157224	12.552008	12.50%	0
2011	11.035439	11.157224	1.10%	0
2010	9.859882	11.035439	11.92%	0
2009	8.515040	9.859882	15.79%	0
2008	13.276641	8.515040	-35.86%	0
2007	13.551296	13.276641	-2.03%	0
2006	11.803131	13.551296	14.81%	400
2005	11.504409	11.803131	2.60%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.207961	16.403849	7.86%	0
2013	11.319986	15.207961	34.35%	0
2012	10.133130	11.319986	11.71%	0
2011	10.225061	10.133130	-0.90%	0
2010	8.981768	10.225061	13.84%	0
2009	6.808792	8.981768	31.91%	0
2008	11.874924	6.808792	-42.66%	0
2007	10.007104	11.874924	18.66%	0
2006	10.551621	10.007104	-5.16%	0
2005	10.532524	10.551621	0.18%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.327946	20.321155	10.88%	0
2013	14.190184	18.327946	29.16%	0
2012	12.631867	14.190184	12.34%	0
2011	12.753196	12.631867	-0.95%	0
2010	11.467380	12.753196	11.21%	0
2009	9.757686	11.467380	17.52%	0
2008	13.591323	9.757686	-28.21%	0
2007	14.614074	13.591323	-7.00%	0
2006	12.560803	14.614074	16.35%	557
2005	12.195954	12.560803	2.99%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.436402	11.424501	-0.10%	0
2013*	10.000000	11.436402	14.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.084128	12.077425	-0.06%	0
2013	10.771596	12.084128	12.19%	0
2012	9.990568	10.771596	7.82%	0
2011	10.573743	9.990568	-5.52%	0
2010*	10.000000	10.573743	5.74%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.529405	6.940306	-18.63%	0
2013	9.694844	8.529405	-12.02%	0
2012	10.099740	9.694844	-4.01%	0
2011	11.792059	10.099740	-14.35%	0
2010*	10.000000	11.792059	17.92%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.133482	-8.67%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.297990	12.98%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.645353	10.426719	-2.05%	0
2013	10.444823	10.645353	1.92%	0
2012*	10.000000	10.444823	4.45%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.271056	11.663338	3.48%	0
2013	9.966400	11.271056	13.09%	0
2012	9.056916	9.966400	10.04%	0
2011*	10.000000	9.056916	-9.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.743806	13.859589	0.84%	0
2013	11.324995	13.743806	21.36%	0
2012	10.015135	11.324995	13.08%	0
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.506134	10.776751	2.58%	0
2013*	10.000000	10.506134	5.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.376981	11.791918	3.65%	0
2013*	10.000000	11.376981	13.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.256780	10.453551	1.92%	0
2013*	10.000000	10.256780	2.57%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.792813	11.964258	1.45%	0
2013	9.743870	11.792813	21.03%	0
2012	8.740117	9.743870	11.48%	0
2011	9.615606	8.740117	-9.10%	0
2010	8.517534	9.615606	12.89%	0
2009	6.231359	8.517534	36.69%	2,185
2008	11.167582	6.231359	-44.20%	2,226
2007	10.011971	11.167582	11.54%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.898538	10.985191	0.80%	0
2013	9.360356	10.898538	16.43%	0
2012	8.492501	9.360356	10.22%	0
2011	9.041773	8.492501	-6.07%	0
2010	8.106772	9.041773	11.53%	0
2009	6.088582	8.106772	33.15%	1,401
2008	10.731923	6.088582	-43.27%	1,436
2007*	10.000000	10.731923	7.32%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.731081	10.711214	-0.19%	0
2013	9.934568	10.731081	8.02%	0
2012	9.145976	9.934568	8.62%	0
2011	9.353392	9.145976	-2.22%	0
2010	8.595037	9.353392	8.82%	0
2009	7.151089	8.595037	20.19%	518
2008	10.430170	7.151089	-31.44%	502
2007	10.015252	10.430170	4.14%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.788749	7.460740	9.90%	0
2013	6.749025	6.788749	0.59%	0
2012	7.752222	6.749025	-12.94%	0
2011	8.652546	7.752222	-10.41%	0
2010	9.148074	8.652546	-5.42%	0
2009	9.720198	9.148074	-5.89%	2,258
2008*	10.000000	9.720198	-2.80%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.257967	13.362731	0.79%	0
2013	11.511857	13.257967	15.17%	0
2012	11.243165	11.511857	2.39%	0
2011	12.271637	11.243165	-8.38%	0
2010	11.254089	12.271637	9.04%	0
2009	9.016828	11.254089	24.81%	2,734
2008	15.517836	9.016828	-41.89%	2,742
2007	12.894987	15.517836	20.34%	2,113
2006	11.806476	12.894987	9.22%	2,120
2005	10.588752	11.806476	11.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.535077	8.758587	2.62%	0
2013	8.563248	8.535077	-0.33%	0
2012	8.543879	8.563248	0.23%	0
2011	8.428409	8.543879	1.37%	0
2010	8.095527	8.428409	4.11%	0
2009	8.536914	8.095527	-5.17%	4,079
2008	10.712219	8.536914	-20.31%	6,055
2007	10.522865	10.712219	1.80%	5,374
2006	10.063149	10.522865	4.57%	4,179
2005*	10.000000	10.063149	0.63%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.118037	10.156960	0.38%	0
2013*	10.000000	10.118037	1.18%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.052723	10.383923	3.29%	0
2013*	10.000000	10.052723	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.997652	10.362450	3.65%	0
2013*	10.000000	9.997652	-0.02%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.559168	12.594689	-7.11%	0
2013	11.051316	13.559168	22.69%	0
2012	9.457931	11.051316	16.85%	0
2011	10.394733	9.457931	-9.01%	0
2010*	10.000000	10.394733	3.95%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.799432	9.162735	-6.50%	0
2013*	10.000000	9.799432	-2.01%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.973731	9.631619	-3.43%	0
2013*	10.000000	9.973731	-0.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.749045	10.987096	2.21%	0
2013	10.100010	10.749045	6.43%	0
2012	9.427946	10.100010	7.13%	0
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.762006	12.806066	8.88%	0
2013*	10.000000	11.762006	17.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.735436	13.110252	2.94%	0
2013	10.535465	12.735436	20.88%	0
2012	9.286026	10.535465	13.46%	0
2011*	10.000000	9.286026	-7.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.800330	-2.00%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.189342	1.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.737315	11.868492	1.12%	0
2013*	10.000000	11.737315	17.37%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.473153	11.458531	-0.13%	0
2013*	10.000000	11.473153	14.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.195903	14.544998	2.46%	0
2013	11.182138	14.195903	26.95%	0
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.346507	12.625984	2.26%	0
2013	10.982299	12.346507	12.42%	0
2012	10.085667	10.982299	8.89%	0
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.223249	13.574445	2.66%	0
2013	11.122990	13.223249	18.88%	0
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	0
2010*	10.000000	10.544462	5.44%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.044265	11.190207	1.32%	0
2013	10.734397	11.044265	2.89%	0
2012	10.184678	10.734397	5.40%	0
2011	10.242239	10.184678	-0.56%	0
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.272095	10.299417	0.27%	0
2013*	10.000000	10.272095	2.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.344057	10.245118	-0.96%	0
2013*	10.000000	10.344057	3.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.770596	13.093817	2.53%	0
2013	11.056029	12.770596	15.51%	0
2012	10.035066	11.056029	10.17%	0
2011	10.478654	10.035066	-4.23%	0
2010*	10.000000	10.478654	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.576594	13.919087	2.52%	0
2013	11.141675	13.576594	21.85%	0
2012	9.917237	11.141675	12.35%	0
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.926034	12.170839	2.05%	0
2013	10.934325	11.926034	9.07%	0
2012	10.134422	10.934325	7.89%	0
2011	10.363560	10.134422	-2.21%	0
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.305464	10.597776	2.84%	0
2013	10.730275	10.305464	-3.96%	0
2012	10.216958	10.730275	5.02%	0
2011*	10.000000	10.216958	2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.613769	-3.86%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.701410	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.195420	1.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.119987	1.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.306683	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.210289	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.286775	2.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.114868	1.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.251329	10.298265	0.46%	0
2013*	10.000000	10.251329	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.316114	10.290302	-0.25%	0
2013*	10.000000	10.316114	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.274254	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.277608	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.205482	2.05%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.232581	9.052548	-1.95%	0
2013	9.416196	9.232581	-1.95%	0
2012	9.603975	9.416196	-1.96%	0
2011	9.794442	9.603975	-1.94%	0
2010	9.989215	9.794442	-1.95%	0
2009*	10.000000	9.989215	-0.11%	17,580
2008	9.964375	9.891099	-0.74%	36,022
2007	9.749014	9.964375	2.21%	30,809
2006	9.550216	9.749014	2.08%	24,411
2005	9.524082	9.550216	0.27%	80,620
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.537129	9.714332	1.86%	0
2013*	10.000000	9.537129	-4.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.231276	12.797836	-3.28%	0
2013	11.145228	13.231276	18.72%	0
2012	9.840160	11.145228	13.26%	0
2011	11.104139	9.840160	-11.38%	0
2010*	10.000000	11.104139	11.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.969361	-10.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.275751	16.497891	8.00%	0
2013	11.590619	15.275751	31.79%	0
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.373484	15.536803	8.09%	0
2013	10.856461	14.373484	32.40%	0
2012	9.416383	10.856461	15.29%	0
2011	10.226352	9.416383	-7.92%	0
2010*	10.000000	10.226352	2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	21.953356	22.393757	2.01%	0
2013	16.114075	21.953356	36.24%	0
2012	14.303506	16.114075	12.66%	0
2011	15.231657	14.303506	-6.09%	0
2010	12.249199	15.231657	24.35%	0
2009*	10.000000	12.249199	22.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.006089	16.277713	1.70%	0
2013	11.777456	16.006089	35.90%	0
2012	10.477809	11.777456	12.40%	0
2011	11.183573	10.477809	-6.31%	0
2010*	10.000000	11.183573	11.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.608536	17.908984	14.74%	0
2013	11.732815	15.608536	33.03%	0
2012	10.285453	11.732815	14.07%	0
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.991640	9.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.698279	6.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.379527	3.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.842719	8.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.279531	11.701475	26.10%	0
2013*	10.000000	9.279531	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.875277	9.730524	-1.47%	0
2013	10.061068	9.875277	-1.85%	0
2012	9.912397	10.061068	1.50%	0
2011*	10.000000	9.912397	-0.88%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.124444	9.897618	-2.24%	0
2013*	10.000000	10.124444	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.622466	9.567124	-0.58%	0
2013*	10.000000	9.622466	-3.78%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.776038	10.308134	5.44%	0
2013	9.594595	9.776038	1.89%	0
2012*	10.000000	9.594595	-4.05%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.439671	10.125939	-3.01%	0
2013	10.178804	10.439671	2.56%	0
2012*	10.000000	10.178804	1.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.379324	11.386814	0.07%	0
2013*	10.000000	11.379324	13.79%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.489639	10.331863	-1.50%	0
2013	10.686571	10.489639	-1.84%	0
2012	9.493832	10.686571	12.56%	0
2011*	10.000000	9.493832	-5.06%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.533468	7.606907	-20.21%	0
2013	11.400766	9.533468	-16.38%	0
2012	11.061261	11.400766	3.07%	0
2011	12.201222	11.061261	-9.34%	0
2010*	10.000000	12.201222	22.01%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.567344	11.501087	-0.57%	0
2013	12.691044	11.567344	-8.85%	0
2012	10.991288	12.691044	15.46%	0
2011	10.553828	10.991288	4.15%	0
2010*	10.000000	10.553828	5.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.895601	10.715289	-1.65%	0
2013	11.893321	10.895601	-8.39%	0
2012	11.527337	11.893321	3.17%	0
2011	10.843355	11.527337	6.31%	0
2010*	10.000000	10.843355	8.43%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.727910	10.745773	0.17%	0
2013	11.966340	10.727910	-10.35%	0
2012	11.421165	11.966340	4.77%	0
2011	10.839513	11.421165	5.37%	0
2010*	10.000000	10.839513	8.40%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.378362	12.529343	1.22%	0
2013	11.951701	12.378362	3.57%	0
2012	10.674765	11.951701	11.96%	0
2011	10.545463	10.674765	1.23%	0
2010*	10.000000	10.545463	5.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.919800	9.799150	-1.22%	0
2013	10.140629	9.919800	-2.18%	0
2012	9.780446	10.140629	3.68%	0
2011*	10.000000	9.780446	-2.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	0
2012	9.960299	10.693354	7.36%	0
2011*	10.000000	9.960299	-0.40%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.923511	10.016396	0.94%	0
2013*	10.000000	9.923511	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.771082	7.499251	-14.50%	0
2013	9.145921	8.771082	-4.10%	0
2012	8.354220	9.145921	9.48%	0
2011	11.154270	8.354220	-25.10%	0
2010*	10.000000	11.154270	11.54%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.871444	12.583082	-2.24%	0
2013	11.741296	12.871444	9.63%	0
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	0
2010*	10.000000	10.774926	7.75%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.182989	13.228265	0.34%	0
2013	12.220812	13.182989	7.87%	0
2012	10.921709	12.220812	11.89%	0
2011	10.840830	10.921709	0.75%	0
2010*	10.000000	10.840830	8.41%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.114992	9.762137	-3.49%	0
2013	8.972732	10.114992	12.73%	0
2012	7.925046	8.972732	13.22%	0
2011	11.071378	7.925046	-28.42%	0
2010*	10.000000	11.071378	10.71%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.713882	13.759532	8.22%	0
2013	9.716039	12.713882	30.85%	0
2012	7.428267	9.716039	30.80%	0
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.492889	9.464696	-0.30%	0
2013	8.174847	9.492889	16.12%	0
2012	7.685613	8.174847	6.37%	0
2011*	10.000000	7.685613	-23.14%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.701419	3.952911	-15.92%	0
2013	6.528310	4.701419	-27.98%	0
2012	7.983464	6.528310	-18.23%	0
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.215198	26.985372	27.20%	0
2013	12.847063	21.215198	65.14%	0
2012	9.312273	12.847063	37.96%	0
2011*	10.000000	9.312273	-6.88%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.383966	15.720938	9.29%	0
2013	11.305760	14.383966	27.23%	0
2012	10.124877	11.305760	11.66%	0
2011	10.325743	10.124877	-1.95%	0
2010*	10.000000	10.325743	3.26%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.475103	14.563621	8.08%	0
2013	10.698941	13.475103	25.95%	0
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.752385	17.369833	10.27%	0
2013	11.486104	15.752385	37.14%	0
2012	9.594588	11.486104	19.71%	0
2011*	10.000000	9.594588	-4.05%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.276424	7.837417	-5.30%	0
2013	9.020437	8.276424	-8.25%	0
2012	8.633070	9.020437	4.49%	0
2011	10.965107	8.633070	-21.27%	0
2010*	10.000000	10.965107	9.65%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.852027	11.511678	-10.43%	0
2013	10.776071	12.852027	19.26%	0
2012	9.426440	10.776071	14.32%	0
2011	10.551153	9.426440	-10.66%	0
2010*	10.000000	10.551153	5.51%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.047859	14.445989	10.72%	0
2013	10.075321	13.047859	29.50%	0
2012	8.238621	10.075321	22.29%	0
2011*	10.000000	8.238621	-17.61%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.080041	18.290208	21.29%	0
2013	11.004602	15.080041	37.03%	0
2012	9.559956	11.004602	15.11%	0
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.374386	13.844967	3.52%	0
2013	9.870753	13.374386	35.50%	0
2012	8.693857	9.870753	13.54%	0
2011*	10.000000	8.693857	-13.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.097175	10.899508	-9.90%	0
2013	10.325035	12.097175	17.16%	0
2012	9.083495	10.325035	13.67%	0
2011	10.814676	9.083495	-16.01%	0
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.709308	14.584220	-0.85%	0
2013	9.888367	14.709308	48.75%	0
2012	8.421088	9.888367	17.42%	0
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.435858	12.586730	1.21%	0
2013	8.555972	12.435858	45.35%	0
2012	7.097620	8.555972	20.55%	0
2011	8.886029	7.097620	-20.13%	0
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.013452	18.371374	14.72%	0
2013	12.162987	16.013452	31.66%	0
2012	10.672973	12.162987	13.96%	0
2011	10.728647	10.672973	-0.52%	0
2010*	10.000000	10.728647	7.29%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.562729	11.852934	-12.61%	0
2013	11.148743	13.562729	21.65%	0
2012	11.050827	11.148743	0.89%	0
2011	11.022571	11.050827	0.26%	0
2010*	10.000000	11.022571	10.23%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.648757	17.143862	17.03%	0
2013	11.350222	14.648757	29.06%	0
2012	10.349547	11.350222	9.67%	0
2011*	10.000000	10.349547	3.50%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.204024	3.138179	-25.35%	0
2013	6.909628	4.204024	-39.16%	0
2012	8.247095	6.909628	-16.22%	0
2011*	10.000000	8.247095	-17.53%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.412136	12.763227	22.58%	0
2013	10.609438	10.412136	-1.86%	0
2012	9.234980	10.609438	14.88%	0
2011*	10.000000	9.234980	-7.65%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.598451	3.828216	-31.62%	0
2013	4.902063	5.598451	14.21%	0
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	0
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.787644	14.229683	31.91%	0
2013	8.242758	10.787644	30.87%	0
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.509163	7.147068	-4.82%	0
2013	7.676184	7.509163	-2.18%	0
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	0
2010*	10.000000	8.297736	-17.02%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.145023	5.185935	0.80%	0
2013	6.642930	5.145023	-22.55%	0
2012	8.485814	6.642930	-21.72%	0
2011	8.500868	8.485814	-0.18%	0
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.177888	3.302407	-20.96%	0
2013	6.035808	4.177888	-30.78%	0
2012	7.581167	6.035808	-20.38%	0
2011	8.636363	7.581167	-12.22%	0
2010*	10.000000	8.636363	-13.64%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.261042	14.199829	15.81%	0
2013	9.988453	12.261042	22.75%	0
2012	9.235570	9.988453	8.15%	0
2011*	10.000000	9.235570	-7.64%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.896607	11.730602	-1.40%	0
2013	10.826506	11.896607	9.88%	0
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.589065	15.498448	33.73%	0
2013	14.612142	11.589065	-20.69%	0
2012	14.759894	14.612142	-1.00%	0
2011	10.488801	14.759894	40.72%	0
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.278631	33.668979	33.19%	0
2013	14.399190	25.278631	75.56%	0
2012	10.979964	14.399190	31.14%	0
2011	11.333261	10.979964	-3.12%	0
2010*	10.000000	11.333261	13.33%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.793724	1.129908	-37.01%	0
2013	3.561662	1.793724	-49.64%	0
2012	5.608135	3.561662	-36.49%	0
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.747560	14.500081	23.43%	0
2013	10.573512	11.747560	11.10%	0
2012	10.769074	10.573512	-1.82%	0
2011*	10.000000	10.769074	7.69%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.695650	7.803554	1.40%	0
2013	6.075559	7.695650	26.67%	0
2012	4.988555	6.075559	21.79%	0
2011	6.541985	4.988555	-23.75%	0
2010	5.902437	6.541985	10.84%	0
2009	6.234083	5.902437	-5.32%	0
2008	10.807352	6.234083	-42.32%	77,309
2007	15.117608	10.807352	-28.51%	990
2006	13.858866	15.117608	9.08%	22,030
2005	14.535572	13.858866	-4.66%	26,127
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	20.871749	20.093003	-3.73%	0
2013	21.024227	20.871749	-0.73%	0
2012	19.366546	21.024227	8.56%	0
2011	23.642695	19.366546	-18.09%	0
2010	19.035100	23.642695	24.21%	0
2009	12.488109	19.035100	52.43%	16,837
2008	23.327412	12.488109	-46.47%	0
2007	17.761055	23.327412	31.34%	25,646
2006	14.811066	17.761055	19.92%	30,175
2005	14.518447	14.811066	2.02%	29,447

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.182206	27.559931	30.11%	0
2013	14.009560	21.182206	51.20%	0
2012	10.507777	14.009560	33.33%	0
2011	9.690044	10.507777	8.44%	0
2010	8.927294	9.690044	8.54%	0
2009	7.693812	8.927294	16.03%	0
2008	8.894429	7.693812	-13.50%	70,404
2007	8.689580	8.894429	2.36%	0
2006	9.166651	8.689580	-5.20%	0
2005	8.447276	9.166651	8.52%	31,580
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.438206	2.871564	-35.30%	0
2013	4.676672	4.438206	-5.10%	0
2012	4.838030	4.676672	-3.34%	0
2011	5.285205	4.838030	-8.46%	0
2010	4.989607	5.285205	5.92%	0
2009	4.561498	4.989607	9.39%	14,271
2008	9.126742	4.561498	-50.02%	11,623
2007	7.105350	9.126742	28.45%	18,872
2006	8.823517	7.105350	-19.47%	16,022
2005*	10.000000	8.823517	-11.76%	58,527
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.026550	26.532714	10.43%	0
2013	19.106321	24.026550	25.75%	0
2012	17.870449	19.106321	6.92%	0
2011	16.020152	17.870449	11.55%	0
2010	13.930978	16.020152	15.00%	0
2009	11.927669	13.930978	16.80%	14,985
2008	15.879262	11.927669	-24.89%	40,278
2007	14.581265	15.879262	8.90%	32,631
2006	12.663698	14.581265	15.14%	24,674
2005	12.966188	12.663698	-2.33%	31,591
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.557755	18.962826	14.53%	0
2013	10.379124	16.557755	59.53%	0
2012	9.036650	10.379124	14.86%	0
2011	8.448190	9.036650	6.97%	0
2010	6.915736	8.448190	22.16%	0
2009	5.153294	6.915736	34.20%	0
2008	13.729088	5.153294	-62.46%	64
2007	12.948182	13.729088	6.03%	0
2006	10.115399	12.948182	28.00%	0
2005	10.724329	10.115399	-5.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.497031	10.309059	21.33%	0
2013	6.416690	8.497031	32.42%	0
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	0
2009	4.369748	7.362914	68.50%	33,612
2008	8.933615	4.369748	-51.09%	150
2007	9.345673	8.933615	-4.41%	1,197
2006	9.299943	9.345673	0.49%	1,826
2005	9.130816	9.299943	1.85%	16,261
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.024709	19.966444	-20.21%	0
2013	20.671188	25.024709	21.06%	0
2012	20.588643	20.671188	0.40%	0
2011	22.301608	20.588643	-7.68%	0
2010	19.104748	22.301608	16.73%	0
2009	14.068458	19.104748	35.80%	9,379
2008	26.589244	14.068458	-47.09%	0
2007	20.358670	26.589244	30.60%	21,701
2006	18.550055	20.358670	9.75%	24,924
2005	13.654798	18.550055	35.85%	44,652
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.146616	19.499982	-30.72%	0
2013	23.170951	28.146616	21.47%	0
2012	23.537932	23.170951	-1.56%	0
2011	26.464710	23.537932	-11.06%	0
2010	21.413062	26.464710	23.59%	0
2009	13.446019	21.413062	59.25%	11,095
2008	32.347000	13.446019	-58.43%	22
2007	24.065796	32.347000	34.41%	15,960
2006	22.115013	24.065796	8.82%	409
2005	15.207789	22.115013	45.42%	29,044
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.289079	9.686191	-14.20%	0
2013	9.293102	11.289079	21.48%	0
2012	7.790861	9.293102	19.28%	0
2011	9.362886	7.790861	-16.79%	0
2010	10.702236	9.362886	-12.51%	0
2009	8.046504	10.702236	33.00%	5,064
2008	18.181405	8.046504	-55.74%	0
2007	16.402538	18.181405	10.85%	4,392
2006	12.916213	16.402538	26.99%	10,177
2005	12.385208	12.916213	4.29%	8,739

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.815536	10.834818	10.38%	0
2013	7.848097	9.815536	25.07%	0
2012	6.524522	7.848097	20.29%	0
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	34,382
2008	11.668665	5.943880	-49.06%	0
2007	14.658276	11.668665	-20.40%	4,533
2006	12.806304	14.658276	14.46%	44,099
2005	12.633420	12.806304	1.37%	53,077
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.403007	19.016917	32.03%	0
2013	17.969349	14.403007	-19.85%	0
2012	17.792952	17.969349	0.99%	0
2011	12.825383	17.792952	38.73%	0
2010	11.880225	12.825383	7.96%	0
2009	17.699157	11.880225	-32.88%	6,332
2008	12.464121	17.699157	42.00%	18,823
2007	11.585290	12.464121	7.59%	14,719
2006	12.199392	11.585290	-5.03%	30,988
2005	11.553369	12.199392	5.59%	71,141
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.038577	22.041291	22.19%	0
2013	12.972669	18.038577	39.05%	0
2012	11.292879	12.972669	14.87%	0
2011	11.001275	11.292879	2.65%	0
2010	10.508668	11.001275	4.69%	0
2009	8.598342	10.508668	22.22%	19,814
2008	11.670726	8.598342	-26.33%	45,599
2007	11.227664	11.670726	3.95%	32,442
2006	10.893465	11.227664	3.07%	32,539
2005	10.040700	10.893465	8.49%	65,438
Rydex Variable Trust - Internet Fund - Q/NQ
2014	24.967107	24.959163	-0.03%	0
2013	16.837512	24.967107	48.28%	0
2012	14.391767	16.837512	16.99%	0
2011	16.664426	14.391767	-13.64%	0
2010	14.072345	16.664426	18.42%	0
2009	8.653443	14.072345	62.62%	27,383
2008	16.011012	8.653443	-45.95%	41
2007	14.794233	16.011012	8.22%	27,561
2006	13.753430	14.794233	7.57%	0
2005	14.221861	13.753430	-3.29%	20,089

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.042784	0.799894	-23.29%	0
2013	1.895388	1.042784	-44.98%	0
2012	2.493050	1.895388	-23.97%	0
2011	3.486476	2.493050	-28.49%	0
2010	5.101089	3.486476	-31.65%	0
2009	9.399780	5.101089	-45.73%	0
2008	5.960336	9.399780	57.71%	0
2007	6.680000	5.960336	-10.77%	0
2006	8.708155	6.680000	-23.29%	0
2005	8.738756	8.708155	-0.35%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.842662	2.829086	-26.38%	0
2013	3.400167	3.842662	13.01%	0
2012	3.696980	3.400167	-8.03%	0
2011	5.420273	3.696980	-31.79%	0
2010	6.340215	5.420273	-14.51%	0
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
2007	8.453522	7.913726	-6.39%	0
2006	7.974740	8.453522	6.00%	0
2005	8.582575	7.974740	-7.08%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.244590	1.946414	-13.28%	0
2013	3.160679	2.244590	-28.98%	0
2012	3.948737	3.160679	-19.96%	0
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	0
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	5,277
2007	7.381590	7.093232	-3.91%	0
2006	7.827480	7.381590	-5.70%	0
2005	8.692055	7.827480	-9.95%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.293293	1.031820	-20.22%	0
2013	1.859151	1.293293	-30.44%	0
2012	2.330828	1.859151	-20.24%	0
2011	2.643436	2.330828	-11.83%	0
2010	3.424339	2.643436	-22.80%	0
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	0
2007	4.616942	4.015747	-13.02%	0
2006	4.775468	4.616942	-3.32%	0
2005	4.809078	4.775468	-0.70%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.017442	1.803075	-10.63%	0
2013	2.975488	2.017442	-32.20%	0
2012	3.708026	2.975488	-19.76%	0
2011	4.093234	3.708026	-9.41%	0
2010	5.768263	4.093234	-29.04%	0
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	0
2007	6.937414	7.166566	3.30%	0
2006	8.035677	6.937414	-13.67%	0
2005	8.453154	8.035677	-4.94%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.565843	2.152159	-16.12%	0
2013	3.561220	2.565843	-27.95%	0
2012	4.375179	3.561220	-18.60%	0
2011	4.905631	4.375179	-10.81%	0
2010	6.025067	4.905631	-18.58%	0
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	0
2007	6.284278	6.212111	-1.15%	0
2006	6.928831	6.284278	-9.30%	0
2005	7.121183	6.928831	-2.70%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.369007	10.258860	-17.06%	0
2013	8.086492	12.369007	52.96%	0
2012	6.867119	8.086492	17.76%	0
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	54
2008	10.900476	7.163416	-34.28%	56
2007	12.525194	10.900476	-12.97%	1,025
2006	12.149582	12.525194	3.09%	977
2005	10.295624	12.149582	18.01%	9,868
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.116864	25.416875	5.39%	0
2013	17.271295	24.116864	39.64%	0
2012	14.519821	17.271295	18.95%	0
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	0
2009	8.435970	11.309113	34.06%	20,855
2008	16.901905	8.435970	-50.09%	0
2007	17.688832	16.901905	-4.45%	24,683
2006	14.610693	17.688832	21.07%	30,880
2005	15.663133	14.610693	-6.72%	28,857

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.188466	32.034885	9.75%	0
2013	19.814748	29.188466	47.31%	0
2012	16.254994	19.814748	21.90%	0
2011	17.939804	16.254994	-9.39%	0
2010	13.301242	17.939804	34.87%	0
2009	8.901786	13.301242	49.42%	0
2008	20.103154	8.901786	-55.72%	39
2007	19.793445	20.103154	1.56%	0
2006	18.273972	19.793445	8.31%	0
2005	16.337613	18.273972	11.85%	16,685
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.428077	28.695096	33.91%	0
2013	12.126360	21.428077	76.71%	0
2012	9.221252	12.126360	31.50%	0
2011	9.468266	9.221252	-2.61%	0
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	150
2008	12.294606	3.302803	-73.14%	189
2007	9.781670	12.294606	25.69%	0
2006	9.513178	9.781670	2.82%	0
2005	10.005107	9.513178	-4.92%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	21.900938	25.220376	15.16%	0
2013	16.592086	21.900938	32.00%	0
2012	14.492305	16.592086	14.49%	0
2011	14.466120	14.492305	0.18%	0
2010	12.451871	14.466120	16.18%	0
2009	8.354829	12.451871	49.04%	642
2008	14.670170	8.354829	-43.05%	0
2007	12.699920	14.670170	15.51%	0
2006	12.244916	12.699920	3.72%	0
2005	12.350373	12.244916	-0.85%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.194396	17.667288	16.28%	0
2013	10.400883	15.194396	46.09%	0
2012	8.677738	10.400883	19.86%	0
2011	8.954509	8.677738	-3.09%	0
2010	7.612506	8.954509	17.63%	0
2009	5.729559	7.612506	32.86%	11,525
2008	12.836638	5.729559	-55.37%	24,006
2007	12.947603	12.836638	-0.86%	22,906
2006	11.070563	12.947603	16.96%	17,574
2005	10.859444	11.070563	1.94%	96,352

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.408456	9.245290	-18.96%	0
2013	21.588629	11.408456	-47.16%	0
2012	22.959917	21.588629	-5.97%	0
2011	30.874366	22.959917	-25.63%	0
2010	22.804577	30.874366	35.39%	0
2009	15.584649	22.804577	46.33%	11,847
2008	25.873407	15.584649	-39.77%	25,447
2007	22.074801	25.873407	17.21%	17,270
2006	18.539694	22.074801	19.07%	447
2005	15.640573	18.539694	18.54%	33,160
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	17.909887	21.250039	18.65%	0
2013	17.572972	17.909887	1.92%	0
2012	15.144951	17.572972	16.03%	0
2011	15.103465	15.144951	0.27%	0
2010	12.336099	15.103465	22.43%	0
2009	10.043936	12.336099	22.82%	21,563
2008	17.554211	10.043936	-42.78%	1,787
2007	22.138085	17.554211	-20.71%	2,843
2006	17.270497	22.138085	28.18%	29,149
2005	16.437945	17.270497	5.06%	26,593
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.231416	23.684696	6.54%	0
2013	16.696367	22.231416	33.15%	0
2012	14.583322	16.696367	14.49%	0
2011	14.124346	14.583322	3.25%	0
2010	11.511225	14.124346	22.70%	0
2009	8.140114	11.511225	41.41%	18,010
2008	12.381807	8.140114	-34.26%	45,378
2007	14.450432	12.381807	-14.32%	1,337
2006	13.388017	14.450432	7.94%	33,880
2005	12.944224	13.388017	3.43%	34,083
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.666584	24.200016	2.25%	0
2013	15.222306	23.666584	55.47%	0
2012	12.715287	15.222306	19.72%	0
2011	14.767244	12.715287	-13.90%	0
2010	10.925588	14.767244	35.16%	0
2009	8.358586	10.925588	30.71%	307
2008	17.529945	8.358586	-52.32%	41
2007	19.172673	17.529945	-8.57%	192
2006	16.179601	19.172673	18.50%	142
2005	15.878570	16.179601	1.90%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.243464	17.408939	22.22%	0
2013	8.610211	14.243464	65.43%	0
2012	6.787172	8.610211	26.86%	0
2011	7.206480	6.787172	-5.82%	0
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	0
2008	13.003382	4.081509	-68.61%	0
2007	13.182623	13.003382	-1.36%	0
2006	10.868323	13.182623	21.29%	0
2005	10.720962	10.868323	1.37%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.021127	18.762024	10.23%	0
2013	12.283915	17.021127	38.56%	0
2012	11.057078	12.283915	11.10%	0
2011	11.400604	11.057078	-3.01%	0
2010	9.299327	11.400604	22.60%	0
2009	6.441453	9.299327	44.37%	9,962
2008	10.917971	6.441453	-41.00%	2,875
2007	10.614862	10.917971	2.86%	4,927
2006	10.270412	10.614862	3.35%	3,352
2005	10.291468	10.270412	-0.20%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.331609	18.853336	8.78%	0
2013	12.168287	17.331609	42.43%	0
2012	10.153789	12.168287	19.84%	0
2011	10.694225	10.153789	-5.05%	0
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	9,952
2008	12.142084	6.112402	-49.66%	2,445
2007	13.087340	12.142084	-7.22%	1,946
2006	11.343369	13.087340	15.37%	25,770
2005	11.103100	11.343369	2.16%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.948013	22.151079	-3.47%	0
2013	17.459200	22.948013	31.44%	0
2012	15.343949	17.459200	13.79%	0
2011	15.752124	15.343949	-2.59%	0
2010	12.117325	15.752124	30.00%	0
2009	7.880695	12.117325	53.76%	14,345
2008	12.587699	7.880695	-37.39%	2,019
2007	11.838741	12.587699	6.33%	5,824
2006	11.707462	11.838741	1.12%	903
2005	10.711581	11.707462	9.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.823590	18.651021	4.64%	0
2013	13.385338	17.823590	33.16%	0
2012	11.669733	13.385338	14.70%	0
2011	12.818015	11.669733	-8.96%	0
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,267
2008	12.934748	7.148717	-44.73%	2,165
2007	13.865452	12.934748	-6.71%	0
2006	12.077967	13.865452	14.80%	9,497
2005	11.371167	12.077967	6.22%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.535385	19.154306	-1.95%	0
2013	14.099659	19.535385	38.55%	0
2012	13.001495	14.099659	8.45%	0
2011	12.809247	13.001495	1.50%	0
2010	10.417687	12.809247	22.96%	0
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	3,211
2007	12.575268	12.315334	-2.07%	4,674
2006	11.904411	12.575268	5.64%	2,031
2005	11.431761	11.904411	4.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.145048	17.031346	-0.66%	0
2013	12.242551	17.145048	40.04%	0
2012	10.372641	12.242551	18.03%	0
2011	11.681772	10.372641	-11.21%	0
2010	9.523537	11.681772	22.66%	0
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	3,694
2007	13.838959	10.805247	-21.92%	0
2006	11.839461	13.838959	16.89%	3,574
2005	11.650618	11.839461	1.62%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.158824	6.218194	20.54%	0
2013	5.422415	5.158824	-4.86%	0
2012	5.901223	5.422415	-8.11%	0
2011	6.286111	5.901223	-6.12%	0
2010	6.713645	6.286111	-6.37%	0
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	8,361
2007	8.997252	7.860291	-12.64%	0
2006	10.266733	8.997252	-12.36%	0
2005*	10.000000	10.266733	2.67%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.491306	17.828000	8.11%	0
2013	12.422379	16.491306	32.75%	0
2012	11.314130	12.422379	9.80%	0
2011	12.707822	11.314130	-10.97%	0
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	21,022
2008	14.166721	7.582277	-46.48%	0
2007	13.091130	14.166721	8.22%	12,003
2006	12.608099	13.091130	3.83%	4,878
2005	12.470107	12.608099	1.11%	16,466
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.241238	8.291863	0.61%	0
2013	7.155481	8.241238	15.17%	0
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	0
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
2007	10.199150	10.921632	7.08%	40,232
2006	8.703197	10.199150	17.19%	47,401
2005	8.773732	8.703197	-0.80%	61,841
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.664592	27.289718	20.41%	0
2013	15.344547	22.664592	47.70%	0
2012	13.309965	15.344547	15.29%	0
2011	15.272394	13.309965	-12.85%	0
2010	12.547698	15.272394	21.71%	0
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	42,754
2007	16.630136	14.876866	-10.54%	3,664
2006	15.793758	16.630136	5.30%	25,288
2005	14.847433	15.793758	6.37%	38,560
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.565268	15.140863	20.50%	0
2013	11.278285	12.565268	11.41%	0
2012	11.376015	11.278285	-0.86%	0
2011	9.976677	11.376015	14.03%	0
2011	9.976677	11.376015	14.03%	0
2010	9.519849	9.976677	4.80%	0
2009	8.532025	9.519849	11.58%	0
2008	12.356219	8.532025	-30.95%	71,577
2007	11.166662	12.356219	10.65%	42,430
2006	9.414392	11.166662	18.61%	43,270
2005	8.683684	9.414392	8.41%	42,279

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.517550	7.286832	-23.44%	0
2013	9.988030	9.517550	-4.71%	0
2012	10.108169	9.988030	-1.19%	0
2011	10.703065	10.108169	-5.56%	0
2010	11.564486	10.703065	-7.45%	0
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
2007	11.102573	12.857145	15.80%	0
2006	9.701011	11.102573	14.45%	0
2005*	10.000000	9.701011	-2.99%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.045111	9.984602	-0.60%	0
2013*	10.000000	10.045111	0.45%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.619542	10.713414	0.88%	0
2013	11.870191	10.619542	-10.54%	0
2012	10.270792	11.870191	15.57%	0
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.564420	5.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.588131	11.819714	11.63%	0
2013	10.521595	10.588131	0.63%	0
2012	8.258336	10.521595	27.41%	0
2011*	10.000000	8.258336	-17.42%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.195687	11.196478	0.01%	0
2013	9.864349	11.195687	13.50%	0
2012	8.848970	9.864349	11.47%	0
2011*	10.000000	8.848970	-11.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.415410	6.674835	-20.68%	0
2013	7.764830	8.415410	8.38%	0
2012	7.660267	7.764830	1.37%	0
2011*	10.000000	7.660267	-23.40%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.789506	9.496242	-3.00%	0
2013	9.504267	9.789506	3.00%	0
2012	9.566384	9.504267	-0.65%	0
2011*	10.000000	9.566384	-4.34%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.430186	11.991853	4.91%	0
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.358200	11.354315	9.62%	0
2013*	10.000000	10.358200	3.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.980867	10.098860	1.18%	0
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	0
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.518235	18.202660	10.20%	0
2013	12.416100	16.518235	33.04%	0
2012	11.047712	12.416100	12.39%	0
2011	10.938249	11.047712	1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2014	15.027939	16.193135	7.75%	0
2013	11.197395	15.027939	34.21%	0
2012	10.033638	11.197395	11.60%	0
2011	10.134970	10.033638	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.110985	20.060137	10.76%	0
2013	14.036512	18.110985	29.03%	0
2012	12.507859	14.036512	12.22%	0
2011	12.640868	12.507859	-1.05%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.428610	11.405072	-0.21%	0
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.039030	12.020061	-0.16%	0
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.497567	6.907338	-18.71%	0
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.127252	-8.73%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.290291	12.90%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.627262	10.398386	-2.15%	0
2013	10.437716	10.627262	1.82%	0
2012*	10.000000	10.437716	4.38%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.834176	8.34%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.240420	11.619770	3.37%	0
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.692515	13.793781	0.74%	0
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.498973	10.758425	2.47%	0
2013*	10.000000	10.498973	4.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.369233	11.771863	3.54%	0
2013*	10.000000	11.369233	13.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.255353	10.441442	1.81%	0
2013*	10.000000	10.255353	2.55%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.707973	11.866059	1.35%	0
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.824596	10.899521	0.69%	0
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.653901	10.623331	-0.29%	0
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.753810	7.414776	9.79%	0
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.101023	13.191094	0.69%	0
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.464929	8.677746	2.51%	0
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.111140	10.139679	0.28%	0
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.051318	10.371886	3.19%	0
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.996258	10.350438	3.54%	0
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.508614	12.534942	-7.21%	0
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.792759	9.147158	-6.59%	0
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.966927	9.615221	-3.53%	0
2013*	10.000000	9.966927	-0.33%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.719865	10.946098	2.11%	0
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.753990	12.784293	8.77%	0
2013*	10.000000	11.753990	17.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.700856	13.061320	2.84%	0
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.182396	1.82%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.725808	11.844754	1.01%	0
2013*	10.000000	11.725808	17.26%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.461903	11.435618	-0.23%	0
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.142951	14.475968	2.35%	0
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.300475	12.566085	2.16%	0
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.173911	13.509989	2.55%	0
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.003067	11.137098	1.22%	0
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.270663	10.287487	0.16%	0
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.342614	10.233243	-1.06%	0
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.722959	13.031668	2.43%	0
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.525935	13.853014	2.42%	0
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.881560	12.113078	1.95%	0
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.277470	10.558200	2.73%	0
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.607036	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.694793	-3.05%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.188467	1.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.112914	1.13%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.299489	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.203147	2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.279596	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.107799	1.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.249896	10.286322	0.36%	0
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.314675	10.278375	-0.35%	0
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.267086	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.270423	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.198346	1.98%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.194462	9.005978	-2.05%	0
2013	9.386889	9.194462	-2.05%	0
2012	9.583885	9.386889	-2.06%	0
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.530619	9.697800	1.75%	0
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.181907	12.737069	-3.37%	0
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.963091	-10.37%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.218786	16.419607	7.89%	0
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.319873	15.463060	7.98%	0
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	21.848675	22.264239	1.90%	0
2013	16.053605	21.848675	36.10%	0
2012	14.264417	16.053605	12.54%	0
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.946391	16.200459	1.59%	0
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.550320	17.824001	14.62%	0
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.983963	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.690814	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.372279	3.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.835144	8.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.273200	11.681579	25.97%	0
2013*	10.000000	9.273200	-7.27%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.848455	9.694210	-1.57%	0
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.123030	9.886139	-2.34%	0
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.615909	9.550854	-0.68%	0
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.760538	10.281294	5.34%	0
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.423125	10.099576	-3.10%	0
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.371570	11.367451	-0.04%	0
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.461142	10.293285	-1.60%	0
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.497917	7.570806	-20.29%	0
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.524179	11.446481	-0.67%	0
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.854855	10.664337	-1.76%	0
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.687899	10.694782	0.06%	0
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.332174	12.469863	1.12%	0
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.892751	9.762459	-1.32%	0
2013	10.123315	9.892751	-2.28%	0
2012	9.773742	10.123315	3.58%	0
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.922124	10.004779	0.83%	0
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.738353	7.463633	-14.59%	0
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.823298	12.523229	-2.34%	0
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.133824	13.165497	0.24%	0
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.077260	9.715793	-3.59%	0
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.679317	13.708130	8.11%	0
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.467095	9.429342	-0.40%	0
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.683873	3.934140	-16.01%	0
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.157616	26.884711	27.07%	0
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.330310	15.646322	9.18%	0
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.438509	14.509263	7.97%	0
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.709605	17.304992	10.16%	0
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.245536	7.800197	-5.40%	0
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.804075	11.457012	-10.52%	0
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.012424	14.392067	10.60%	0
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.039081	18.221939	21.16%	0
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.338028	13.793242	3.41%	0
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.052036	10.847753	-9.99%	0
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.669377	14.529789	-0.95%	0
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.389450	12.526975	1.11%	0
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.953735	18.284208	14.61%	0
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.512137	11.796656	-12.70%	0
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.608950	17.079839	16.91%	0
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.192580	3.126441	-25.43%	0
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.383847	12.715580	22.46%	0
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.577540	3.810025	-31.69%	0
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.758344	14.176581	31.77%	0
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.481152	7.113147	-4.92%	0
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2014	5.125810	5.161290	0.69%	0
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.162295	3.286729	-21.04%	0
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.227733	14.146819	15.69%	0
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.864284	11.686796	-1.50%	0
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.545826	15.424883	33.60%	0
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.184423	33.509324	33.06%	0
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.787024	1.124539	-37.07%	0
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.715663	14.445977	23.30%	0
2013	10.555562	11.715663	10.99%	0
2012	10.761788	10.555562	-1.92%	0
2011*	10.000000	10.761788	7.62%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.599986	7.698685	1.30%	0
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	20.612470	19.823141	-3.83%	0
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	20.919165	27.189977	29.98%	0
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.401004	2.844582	-35.37%	0
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.728222	26.176557	10.32%	0
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.395283	18.757613	14.41%	0
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.391452	10.170577	21.20%	0
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	24.713859	19.698279	-20.29%	0
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	27.796988	19.238066	-30.79%	0
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.148856	9.556122	-14.29%	0
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.693558	10.689274	10.27%	0
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.224155	18.761614	31.90%	0
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	17.814618	21.745462	22.07%	0
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	24.657021	24.624031	-0.13%	0
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.032540	0.791225	-23.37%	0
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.801018	2.795573	-26.45%	0
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.222559	1.925341	-13.37%	0
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.277208	1.017944	-20.30%	0
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.997635	1.783549	-10.72%	0
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.533963	2.123238	-16.21%	0
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.215344	10.121078	-17.14%	0
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	23.817266	25.075514	5.28%	0
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	28.825873	31.604666	9.64%	0
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.161832	28.309689	33.78%	0
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	21.629001	24.881835	15.04%	0
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.005619	17.429990	16.16%	0
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.266619	9.121007	-19.04%	0
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	17.687358	20.964627	18.53%	0
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	21.955371	23.366747	6.43%	0
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.372581	23.875006	2.15%	0
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.066572	17.175191	22.10%	0
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.854102	18.558972	10.12%	0
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.161609	18.649382	8.67%	0
2013	12.061218	17.161609	42.29%	0
2012	10.074748	12.061218	19.72%	0
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.722880	21.911383	-3.57%	0
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.648711	18.449183	4.54%	0
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.343689	18.947000	-2.05%	0
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.976804	16.847001	-0.76%	0
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.115626	6.159837	20.41%	0
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.286388	17.588505	8.00%	0
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.138836	8.180485	0.51%	0
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.383101	26.923310	20.28%	0
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.409186	14.937556	20.37%	0
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.437825	7.218409	-23.52%	0
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.043705	9.973025	-0.70%	0
2013*	10.000000	10.043705	0.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.590702	10.673421	0.78%	0
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.557224	5.57%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.559343	11.775562	11.52%	0
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.165289	11.154684	-0.09%	0
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.392511	6.649872	-20.76%	0
2013	7.751617	8.392511	8.27%	0
2012	7.655066	7.751617	1.26%	0
2011*	10.000000	7.655066	-23.45%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.762933	9.460805	-3.09%	0
2013	9.488136	9.762933	2.90%	0
2012	9.559913	9.488136	-0.75%	0
2011*	10.000000	9.559913	-4.40%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
456,647 shares (cost $5,624,206)	$5,434,101
Global Small Capitalization Fund - Class 4 (AMVGS4)
65,285 shares (cost $1,722,491)	1,692,189
Global Allocation V.I. Fund - Class III (MLVGA3)
2,063,968 shares (cost $31,271,053)	29,246,420
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
98,385 shares (cost $655,436)	513,570
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
14,675 shares (cost $618,229)	669,640
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
608 shares (cost $23,198)	22,338
Dynamic VP HY Bond Fund (DXVHY)
66,455 shares (cost $1,084,052)	1,046,465
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
9,125 shares (cost $106,598)	107,859
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
152,192 shares (cost $1,897,851)	1,852,179
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
194,907 shares (cost $4,363,693)	3,890,350
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
158,778 shares (cost $2,545,306)	2,575,374
The Merger Fund VL (MGRFV)
94,579 shares (cost $1,060,176)	1,028,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
182,203 shares (cost $1,677,609)	1,689,021
Emerging Markets Debt Portfolio - Class II (MSEMB)
432,172 shares (cost $3,577,766)	3,414,160
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
148,320 shares (cost $1,577,153)	1,518,794
Global Real Estate Portfolio - Class II (VKVGR2)
615,761 shares (cost $6,161,418)	6,508,589
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
90,122 shares (cost $927,121)	884,100
NVIT Flexible Fixed Income Fund Class P (NVFIP)
56,251 shares (cost $563,967)	538,883
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
60,320 shares (cost $618,834)	617,681
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
950,234 shares (cost $22,265,041)	23,660,819
Federated NVIT High Income Bond Fund - Class I (HIBF)
500,993 shares (cost $3,486,882)	3,331,604
NVIT Emerging Markets Fund - Class I (GEM)
248,878 shares (cost $2,879,821)	2,740,148
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
379,407 shares (cost $4,260,396)	4,131,740
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,808,784 shares (cost $21,783,023)	21,416,007
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,177,732 shares (cost $14,209,587)	14,227,004
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,479,261 shares (cost $16,227,267)	15,754,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,343,713 shares (cost $28,685,511)	28,147,998
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
372,956 shares (cost $4,170,705)	4,143,543
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
1,363,344 shares (cost $16,091,259)	15,623,922
NVIT Core Plus Bond Fund - Class II (NVLCP2)
1,076,427 shares (cost $12,480,640)	12,303,562
NVIT Nationwide Fund - Class I (TRF)
219,485 shares (cost $3,022,201)	3,208,866
NVIT Government Bond Fund - Class I (GBF)
596,814 shares (cost $6,668,651)	6,606,733
American Century NVIT Growth Fund -Class II (CAF2)
87,524 shares (cost $1,219,652)	1,272,594
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
502,935 shares (cost $6,345,213)	6,502,951
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
132,159 shares (cost $2,026,042)	2,044,494
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
238,634 shares (cost $4,249,639)	4,252,465
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
952,422 shares (cost $10,141,896)	9,933,765
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,370,190 shares (cost $17,894,914)	18,305,734
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
535,700 shares (cost $7,290,080)	7,430,156
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
813,711 shares (cost $9,769,780)	9,683,155
NVIT Money Market Fund - Class I (SAM)
108,225 shares (cost $108,225)	108,225
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
267,193 shares (cost $3,181,763)	2,944,472
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
365,111 shares (cost $4,000,950)	3,654,759
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
337,204 shares (cost $4,485,827)	4,501,676
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
482,724 shares (cost $5,807,878)	5,667,177
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,435 shares (cost $174,161)	257,069
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
360,555 shares (cost $4,617,404)	4,434,821
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
740,247 shares (cost $9,199,246)	8,764,520
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
117,484 shares (cost $2,502,055)	2,464,805
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
313,309 shares (cost $4,995,878)	4,969,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)
143,021 shares (cost $3,448,666)	3,353,850
NVIT Multi-Sector Bond Fund - Class I (MSBF)
399,049 shares (cost $3,737,690)	3,639,325
NVIT Short Term Bond Fund - Class II (NVSTB2)
970,135 shares (cost $10,147,947)	10,060,305
NVIT Real Estate Fund - Class II (NVRE2)
534,994 shares (cost $4,407,436)	4,493,946

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Money Market Fund - Class II (NVMM2)
206,063,589 shares (cost $206,063,589)	206,063,589
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
520,998 shares (cost $5,939,173)	6,027,952
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
137,429 shares (cost $1,682,309)	1,632,653
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
56,156 shares (cost $617,709)	583,464
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
93,929 shares (cost $1,016,994)	976,860
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
48,360 shares (cost $513,704)	513,588
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
30,658 shares (cost $329,230)	324,362
7Twelve Balanced Portfolio (NO7TB)
167,183 shares (cost $1,951,173)	1,885,826
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
338,058 shares (cost $3,331,862)	3,664,544
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,054,048 shares (cost $11,060,154)	10,392,913
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,594,436 shares (cost $15,697,533)	15,673,305
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
360,505 shares (cost $3,776,299)	3,767,279
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
156,382 shares (cost $1,953,016)	1,884,407
VP Income & Growth Fund - Class III (ACVIG3)
1,267,559 shares (cost $12,000,046)	12,815,020
VP Inflation Protection Fund - Class II (ACVIP2)
999,919 shares (cost $10,600,235)	10,389,157
VP Ultra(R) Fund - Class III (ACVU3)
64,796 shares (cost $903,507)	1,043,857
VP Value Fund - Class III (ACVV3)
1,755,760 shares (cost $14,532,088)	16,521,699
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
50,653 shares (cost $1,154,278)	1,163,504
Quality Bond Fund II - Primary Shares (FQB)
459 shares (cost $5,060)	5,242
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
109,624 shares (cost $1,879,248)	1,844,969
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
227,449 shares (cost $5,696,893)	8,331,458
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
584,512 shares (cost $13,144,075)	13,829,555
VIP Growth Portfolio - Service Class 2 R (FG2R)
610,112 shares (cost $37,847,393)	38,138,098
VIP High Income Portfolio - Service Class 2R (FHI2R)
681,248 shares (cost $3,950,765)	3,658,299
Franklin Income Securities Fund - Class 2 (FTVIS2)
815,766 shares (cost $13,479,207)	13,052,260
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
180,552 shares (cost $4,159,851)	3,991,994
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
838,730 shares (cost $6,020,790)	6,223,375
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
103,571 shares (cost $1,710,548)	2,016,521

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
241,671 shares (cost $2,025,505)	1,836,703
Global Securities Fund/VA - Service Class (OVGSS)
70,929 shares (cost $2,828,446)	2,774,047
All Asset Portfolio - Advisor Class (PMVAAD)
1,049,495 shares (cost $11,884,407)	10,988,217
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
195,757 shares (cost $2,179,458)	2,061,324
Low Duration Portfolio - Advisor Class (PMVLAD)
1,309,466 shares (cost $13,946,332)	13,854,154
Total Return Portfolio - Advisor Class (PMVTRD)
1,345,733 shares (cost $15,064,401)	15,072,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
328,100 shares (cost $2,130,662)	1,610,969
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
329,605 shares (cost $4,534,902)	4,182,681
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
567,145 shares (cost $7,151,749)	6,777,386
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
1,794,653 shares (cost $14,418,600)	14,195,707
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
27,787 shares (cost $654,118)	594,914
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
64,609 shares (cost $662,165)	619,598
VP UltraShort NASDAQ-100 (PROUSN)
31,671 shares (cost $527,963)	535,564
VP Access High Yield Fund (PROAHY)
247,725 shares (cost $7,268,289)	7,265,777
VP Asia 30 (PROA30)
25,104 shares (cost $1,405,341)	1,382,240
VP Banks (PROBNK)
65,508 shares (cost $1,141,967)	1,188,973
VP Basic Materials (PROBM)
34,496 shares (cost $2,037,002)	1,933,839
VP Bear (PROBR)
154,099 shares (cost $1,587,329)	1,502,464
VP Biotechnology (PROBIO)
178,479 shares (cost $11,910,850)	12,338,245
VP Bull (PROBL)
958,961 shares (cost $39,669,122)	39,528,359
VP Consumer Goods (PROCG)
163,972 shares (cost $8,764,956)	9,185,721
VP Consumer Services (PROCS)
162,261 shares (cost $10,029,468)	10,409,065
VP Emerging Markets (PROEM)
129,784 shares (cost $3,004,606)	2,987,619
VP Europe 30 (PROE30)
136,361 shares (cost $3,410,538)	3,184,026
VP Financials (PROFIN)
110,390 shares (cost $3,394,125)	3,480,600
VP Health Care (PROHC)
211,123 shares (cost $12,740,855)	13,490,738
VP Industrials (PROIND)
58,641 shares (cost $3,417,670)	3,536,642
VP International (PROINT)
110,998 shares (cost $2,280,962)	2,237,728

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP Internet (PRONET)
	25,168 shares (cost $1,890,554)	1,950,041
VP Japan (PROJP)
	167,682 shares (cost $1,661,490)	1,732,159
VP NASDAQ-100 (PRON)
	515,631 shares (cost $17,825,016)	17,742,869
VP Oil & Gas (PROOG)
	239,265 shares (cost $11,726,090)	10,659,238
VP Pharmaceuticals (PROPHR)
	109,917 shares (cost $4,184,737)	4,274,660
VP Precious Metals (PROPM)
	108,398 shares (cost $1,849,869)	1,943,577
VP Real Estate (PRORE)
	105,420 shares (cost $6,389,409)	6,623,526
VP Rising Rates Opportunity (PRORRO)
	108,331 shares (cost $627,072)	614,238
VP Semiconductor (PROSCN)
	164,908 shares (cost $5,156,715)	5,387,560
VP Short Emerging Markets (PROSEM)
	3,675 shares (cost $47,169)	46,269
VP Short International (PROSIN)
	33,453 shares (cost $439,519)	442,253
VP Short NASDAQ-100 (PROSN)
	19,521 shares (cost $382,209)	381,628
VP Technology (PROTEC)
	217,762 shares (cost $5,806,615)	5,892,636
VP Telecommunications (PROTEL)
	66,984 shares (cost $589,359)	570,699
VP U.S. Government Plus (PROGVP)
	105,313 shares (cost $2,518,866)	2,539,098
VP UltraNASDAQ-100 (PROUN)
	89,863 shares (cost $6,339,411)	6,287,696
VP Utilities (PROUTL)
	123,631 shares (cost $5,200,252)	5,370,536
Global Managed Futures Strategy (RVMFU)
	160,981 shares (cost $3,091,909)	3,359,676
Variable Fund - Long Short Equity Fund (RSRF)
	517,779 shares (cost $6,791,891)	7,808,111
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	383,606 shares (cost $14,726,890)	15,543,718
Variable Trust - Banking Fund (RBKF)
	161,757 shares (cost $2,135,487)	1,926,523
Variable Trust - Basic Materials Fund (RBMF)
	170,244 shares (cost $4,073,192)	3,602,368
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	373,426 shares (cost $10,294,233)	9,985,400
Variable Trust - Biotechnology Fund (RBF)
	178,821 shares (cost $12,449,698)	13,717,393
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	861,680 shares (cost $22,915,832)	22,412,304
Variable Trust - Commodities Strategy Fund (RVCMD)
	338,698 shares (cost $3,513,758)	2,425,081
Variable Trust - Consumer Products Fund (RCPF)
	146,851 shares (cost $8,928,478)	8,838,962
Variable Trust - Dow 2x Strategy Fund (RVLDD)
	85,137 shares (cost $9,602,919)	9,586,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - Electronics Fund (RELF)
93,014 shares (cost $4,269,225)	4,465,599
Variable Trust - Energy Fund (RENF)
701,053 shares (cost $20,727,351)	15,843,796
Variable Trust - Energy Services Fund (RESF)
788,382 shares (cost $14,441,078)	11,202,902
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
85,019 shares (cost $1,450,946)	1,362,851
Variable Trust - Financial Services Fund (RFSF)
345,114 shares (cost $7,411,435)	7,747,808
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
271,657 shares (cost $11,853,334)	12,297,908
Variable Trust - Health Care Fund (RHCF)
328,375 shares (cost $18,672,681)	19,315,044
Variable Trust - Internet Fund (RINF)
181,167 shares (cost $3,887,905)	3,583,481
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
49,244 shares (cost $1,702,700)	1,679,727
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
66,077 shares (cost $2,391,206)	2,388,701
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
21,225 shares (cost $739,711)	698,317
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
15,726 shares (cost $390,418)	392,211
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
41,994 shares (cost $1,237,646)	1,245,958
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
120,922 shares (cost $2,025,406)	2,018,190
Variable Trust - Japan 2x Strategy Fund (RLCJ)
96,172 shares (cost $1,213,303)	881,895
Variable Trust - Leisure Fund (RLF)
56,278 shares (cost $5,286,733)	4,941,787
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
88,156 shares (cost $3,060,843)	3,088,999
Variable Fund - Multi-Hedge Strategies (RVARS)
282,004 shares (cost $6,397,959)	6,714,514
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
746,354 shares (cost $34,550,536)	31,048,332
Variable Trust - NASDAQ-100(R) Fund (ROF)
564,794 shares (cost $19,300,405)	19,033,549
Variable Trust - Nova Fund (RNF)
81,477 shares (cost $12,532,156)	12,705,512
Variable Trust - Precious Metals Fund (RPMF)
295,583 shares (cost $10,750,411)	8,158,079
Variable Trust - Real Estate Fund (RREF)
297,977 shares (cost $10,548,314)	10,849,358
Variable Trust - Retailing Fund (RRF)
226,273 shares (cost $4,307,378)	4,394,223
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
103,269 shares (cost $5,487,262)	5,575,488
Variable Trust - S&P 500 2x Strategy Fund (RTF)
73,374 shares (cost $16,555,023)	16,675,786
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
1,315,882 shares (cost $66,292,127)	62,517,541
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
292,059 shares (cost $42,747,865)	41,597,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
555,939 shares (cost $21,709,626)	18,929,710
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
102,877 shares (cost $11,741,757)	11,065,417
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
327,754 shares (cost $14,893,273)	14,965,256
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
69,719 shares (cost $9,729,710)	9,163,924
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
89,058 shares (cost $3,601,435)	3,757,363
Variable Trust - Technology Fund (RTEC)
138,011 shares (cost $9,386,500)	9,837,431
Variable Trust - Telecommunications Fund (RTEL)
21,433 shares (cost $1,160,275)	1,138,329
Variable Trust - Transportation Fund (RTRF)
335,218 shares (cost $9,605,959)	10,200,677
Variable Trust - Utilities Fund (RUTL)
349,374 shares (cost $8,734,130)	8,856,632
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
28,226 shares (cost $543,534)	525,008
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
255,808 shares (cost $6,720,216)	6,709,840
Series M (Macro Opportunities Series) (GSBLMO)
37,489 shares (cost $980,833)	996,836
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
160,076 shares (cost $5,237,945)	4,061,119
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
180,523 shares (cost $1,802,170)	1,819,667
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,404,814 shares (cost $28,343,693)	26,136,242

Total Investments	$1,524,710,065

Accounts Receivable-VP Short Emerging Markets (PROSEM)	17
Accounts Receivable-Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	18,410

Accounts Payable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	(11,976)
Other Accounts Payable	(28,596)

$1,524,687,920

Contract Owners’ Equity:
Accumulation units	1,524,598,631
Contracts in payout (annuitization) period (note 1f)	89,289

Total Contract Owners’ Equity (note 5)	$1,524,687,920

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY
Reinvested dividends	$16,972,937	6,156	1,131	656,108	-	-	-	55,862
Mortality and expense risk charges (note 2)	(21,082,048)	(33,335)	(24,585)	(397,912)	(15,260)	(5,381)	(141)	(41,379)

Net investment income (loss)	(4,109,111)	(27,179)	(23,454)	258,196	(15,260)	(5,381)	(141)	14,483

Realized gain (loss) on investments	41,898,152	141,105	47,490	869,702	(78,148)	82,804	(65)	60,365
Change in unrealized gain (loss) on investments	(79,705,914)	(192,688)	(71,153)	(3,513,334)	(102,947)	51,411	(860)	(77,295)

Net gain (loss) on investments	(37,807,762)	(51,583)	(23,663)	(2,643,632)	(181,095)	134,215	(925)	(16,930)

Reinvested capital gains	65,899,099	33,107	7,929	2,519,267	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,982,226	(45,655)	(39,188)	133,831	(196,355)	128,834	(1,066)	(2,447)

Investment Activity:	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2
Reinvested dividends	$38	-	68,609	59,772	13,150	-	127,165	10,243
Mortality and expense risk charges (note 2)	(957)	(15,436)	(32,274)	(31,093)	(10,454)	(7,135)	(37,494)	(20,493)

Net investment income (loss)	(919)	(15,436)	36,335	28,679	2,696	(7,135)	89,671	(10,250)

Realized gain (loss) on investments	66	13,592	35,228	18,805	(945)	3,377	(77,999)	32,357
Change in unrealized gain (loss) on investments	1,261	(45,535)	(425,773)	(7,525)	(32,119)	11,413	(79,110)	(134,661)

Net gain (loss) on investments	1,327	(31,943)	(390,545)	11,280	(33,064)	14,790	(157,109)	(102,304)

Reinvested capital gains	839	80,582	32,071	2,911	5,280	-	17,667	113,574

Net increase (decrease) in contract owners’ equity resulting from operations	$1,247	33,203	(322,139)	42,870	(25,088)	7,655	(49,771)	1,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2
Reinvested dividends	$35,019	17,961	13,694	4,272	205,897	133,945	26,304	92,141
Mortality and expense risk charges (note 2)	(70,860)	(6,637)	(5,530)	(5,156)	(322,444)	(35,655)	(34,947)	(64,239)

Net investment income (loss)	(35,841)	11,324	8,164	(884)	(116,547)	98,290	(8,643)	27,902

Realized gain (loss) on investments	108,383	(11,517)	(16,238)	2,168	832,332	3,118	43,331	(25,422)
Change in unrealized gain (loss) on investments	408,795	(43,021)	(25,084)	(1,153)	(179,069)	(155,278)	(139,673)	(324,656)

Net gain (loss) on investments	517,178	(54,538)	(41,322)	1,015	653,263	(152,160)	(96,342)	(350,078)

Reinvested capital gains	-	27,626	-	2,611	33,844	-	-	237,486

Net increase (decrease) in contract owners’ equity resulting from operations	$481,337	(15,588)	(33,158)	2,742	570,560	(53,870)	(104,985)	(84,690)

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF
Reinvested dividends	$369,777	302,047	315,433	688,953	245,313	304,123	292,874	23,081
Mortality and expense risk charges (note 2)	(123,831)	(152,830)	(169,476)	(415,750)	(212,184)	(117,872)	(140,902)	(20,886)

Net investment income (loss)	245,946	149,217	145,957	273,203	33,129	186,251	151,972	2,195

Realized gain (loss) on investments	318,494	301,152	9,425	383,707	(1,147,067)	122,949	55,067	31,996
Change in unrealized gain (loss) on investments	(635,235)	(508,666)	(442,504)	(1,233,844)	(432,486)	(560,639)	(84,231)	186,665

Net gain (loss) on investments	(316,741)	(207,514)	(433,079)	(850,137)	(1,579,553)	(437,690)	(29,164)	218,661

Reinvested capital gains	187,789	328,627	356,098	763,433	1,502,430	223,586	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,994	270,330	68,976	186,499	(43,994)	(27,853)	122,808	220,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$79,643	4,957	92,230	31,532	60,749	162,928	277,227	109,397
Mortality and expense risk charges (note 2)	(71,905)	(8,920)	(63,451)	(16,397)	(21,603)	(102,359)	(166,169)	(69,239)

Net investment income (loss)	7,738	(3,963)	28,779	15,135	39,146	60,569	111,058	40,158

Realized gain (loss) on investments	157,206	21,753	30,277	2,026	11,233	3,205	54,521	34,413
Change in unrealized gain (loss) on investments	(61,919)	50,168	157,738	18,452	2,827	(208,130)	410,820	140,076

Net gain (loss) on investments	95,287	71,921	188,015	20,478	14,060	(204,925)	465,341	174,489

Reinvested capital gains	-	-	-	6,646	23,054	314,709	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,025	67,958	216,794	42,259	76,260	170,353	576,399	214,647

Investment Activity:	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$156,890	-	78,638	59,790	12,046	56,114	-	-
Mortality and expense risk charges (note 2)	(107,237)	(1,641)	(55,006)	(37,777)	(58,006)	(76,009)	(3,728)	(48,824)

Net investment income (loss)	49,653	(1,641)	23,632	22,013	(45,960)	(19,895)	(3,728)	(48,824)

Realized gain (loss) on investments	121,973	-	236,804	(45,664)	361,430	403,747	22,861	(102,494)
Change in unrealized gain (loss) on investments	(86,625)	-	(522,808)	(346,191)	(279,296)	(409,053)	(48,855)	(406,857)

Net gain (loss) on investments	35,348	-	(286,004)	(391,855)	82,134	(5,306)	(25,994)	(509,351)

Reinvested capital gains	180,447	-	154,938	-	291,964	474,909	34,269	342,651

Net increase (decrease) in contract owners’ equity resulting from operations	$265,448	(1,641)	(107,434)	(369,842)	328,138	449,708	4,547	(215,524)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2
Reinvested dividends	$96,274	-	9,112	5,731	89,115	70,430	114,312	-
Mortality and expense risk charges (note 2)	(91,739)	(20,140)	(30,048)	(30,781)	(35,175)	(90,889)	(33,491)	(3,087,139)

Net investment income (loss)	4,535	(20,140)	(20,936)	(25,050)	53,940	(20,459)	80,821	(3,087,139)

Realized gain (loss) on investments	247,312	(39,076)	(20,969)	(208,924)	34,227	1,961	(933,242)	-
Change in unrealized gain (loss) on investments	(624,135)	(37,250)	(26,791)	(94,816)	(93,446)	(44,286)	90,467	-

Net gain (loss) on investments	(376,823)	(76,326)	(47,760)	(303,740)	(59,219)	(42,325)	(842,775)	-

Reinvested capital gains	1,251,663	265,989	292,184	500,313	-	-	1,021,844	-

Net increase (decrease) in contract owners’ equity resulting from operations	$879,375	169,523	223,488	171,523	(5,279)	(62,784)	259,890	(3,087,139)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2
Reinvested dividends	$72,277	20,343	14,626	23,118	6,244	4,546	4,696	-
Mortality and expense risk charges (note 2)	(66,126)	(22,262)	(5,864)	(7,956)	(2,725)	(1,588)	(16,106)	(44,783)

Net investment income (loss)	6,151	(1,919)	8,762	15,162	3,519	2,958	(11,410)	(44,783)

Realized gain (loss) on investments	26,993	63,794	8,010	5,474	594	1	5,138	(24,159)
Change in unrealized gain (loss) on investments	(107,048)	(117,439)	(34,236)	(40,134)	(135)	(4,803)	(65,346)	293,134

Net gain (loss) on investments	(80,055)	(53,645)	(26,226)	(34,660)	459	(4,802)	(60,208)	268,975

Reinvested capital gains	64,444	55,367	10,163	16,459	417	425	3,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,460)	(197)	(7,301)	(3,039)	4,395	(1,419)	(68,497)	224,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3
Reinvested dividends	$355,027	89,555	21,758	31,847	146,033	129,248	3,837	152,774
Mortality and expense risk charges (note 2)	(188,953)	(206,849)	(28,496)	(22,623)	(100,593)	(138,717)	(11,167)	(143,593)

Net investment income (loss)	166,074	(117,294)	(6,738)	9,224	45,440	(9,469)	(7,330)	9,181

Realized gain (loss) on investments	191,652	79,406	17,897	44,505	841,918	(542,169)	71,368	1,046,082
Change in unrealized gain (loss) on investments	(754,582)	(37,233)	(8,977)	(150,421)	(204,704)	392,255	14,900	45,058

Net gain (loss) on investments	(562,930)	42,173	8,920	(105,916)	637,214	(149,914)	86,268	1,091,140

Reinvested capital gains	155,571	-	-	203,668	-	163,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(241,285)	(75,121)	2,182	106,976	682,654	3,848	78,938	1,100,321

Investment Activity:	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2
Reinvested dividends	$-	194	23,637	58,768	373,489	44,979	206,300	508,351
Mortality and expense risk charges (note 2)	(4,558)	(67)	(26,383)	(115,865)	(182,038)	(254,210)	(93,562)	(142,771)

Net investment income (loss)	(4,558)	127	(2,746)	(57,097)	191,451	(209,231)	112,738	365,580

Realized gain (loss) on investments	1,719	2	194,617	928,318	470,193	3,302,279	(945,559)	1,591
Change in unrealized gain (loss) on investments	9,226	(3)	(212,121)	(222,618)	(42,482)	(1,642,415)	(197,163)	(553,292)

Net gain (loss) on investments	10,945	(1)	(17,504)	705,700	427,711	1,659,864	(1,142,722)	(551,701)

Reinvested capital gains	-	-	89,523	166,733	185,750	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,387	126	69,273	815,336	804,912	1,450,633	(1,029,984)	(186,121)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$82,026	157,592	35,407	125,194	17,034	593,656	49,775	141,829
Mortality and expense risk charges (note 2)	(50,312)	(74,978)	(26,763)	(138,956)	(30,488)	(183,346)	(35,817)	(215,875)

Net investment income (loss)	31,714	82,614	8,644	(13,762)	(13,454)	410,310	13,958	(74,046)

Realized gain (loss) on investments	124,329	(403,689)	34,662	268,939	44,628	(166,337)	43,927	121,515
Change in unrealized gain (loss) on investments	(417,118)	353,639	251	156,563	(91,191)	(363,895)	(72,094)	(160,449)

Net gain (loss) on investments	(292,789)	(50,050)	34,913	425,502	(46,563)	(530,232)	(28,167)	(38,934)

Reinvested capital gains	253,853	4,807	148,678	-	89,626	-	5,941	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,222)	37,371	192,235	411,740	29,609	(119,922)	(8,268)	(112,980)

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN
Reinvested dividends	$394,201	5,858	240,839	147,117	1,663,695	1,510	33,895	-
Mortality and expense risk charges (note 2)	(308,324)	(31,695)	(64,875)	(94,397)	(450,211)	(10,938)	(11,373)	(14,871)

Net investment income (loss)	85,877	(25,837)	175,964	52,720	1,213,484	(9,428)	22,522	(14,871)

Realized gain (loss) on investments	(298,564)	(51,380)	(204,900)	(399,439)	(32,239)	(23,129)	(4,923)	(558,465)
Change in unrealized gain (loss) on investments	673,085	(418,254)	(69,312)	119,314	(539,192)	(91,466)	(52,996)	14,426

Net gain (loss) on investments	374,521	(469,634)	(274,212)	(280,125)	(571,431)	(114,595)	(57,919)	(544,039)

Reinvested capital gains	-	-	83,395	203,308	-	4,294	29,779	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,398	(495,471)	(14,853)	(24,097)	642,053	(119,729)	(5,618)	(558,910)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG
Reinvested dividends	$3,290,287	1,640	1,682	44,631	-	-	-	36,520
Mortality and expense risk charges (note 2)	(771,355)	(36,966)	(26,217)	(73,594)	(26,355)	(130,136)	(233,469)	(64,496)

Net investment income (loss)	2,518,932	(35,326)	(24,535)	(28,963)	(26,355)	(130,136)	(233,469)	(27,976)

Realized gain (loss) on investments	(2,369,880)	5,528	37,551	332,673	(657,661)	1,312,915	923,278	264,478
Change in unrealized gain (loss) on investments	(1,477,742)	(81,248)	(41,554)	(229,635)	(18,823)	(122,579)	(182,080)	348,126

Net gain (loss) on investments	(3,847,622)	(75,720)	(4,003)	103,038	(676,484)	1,190,336	741,198	612,604

Reinvested capital gains	1,094,952	-	-	-	-	419,243	651,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(233,738)	(111,046)	(28,538)	74,075	(702,839)	1,479,443	1,159,433	584,628

Investment Activity:	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET
Reinvested dividends	$-	13,350	44,956	3,085	3,922	6,559	-	-
Mortality and expense risk charges (note 2)	(46,841)	(114,710)	(60,123)	(48,776)	(131,425)	(57,372)	(53,573)	(43,788)

Net investment income (loss)	(46,841)	(101,360)	(15,167)	(45,691)	(127,503)	(50,813)	(53,573)	(43,788)

Realized gain (loss) on investments	89,858	(43,477)	(53,353)	453,662	1,194,029	501,933	(392,718)	(73,865)
Change in unrealized gain (loss) on investments	70,595	(35,336)	(380,672)	(30,064)	518,321	(487,390)	(239,829)	(159,051)

Net gain (loss) on investments	160,453	(78,813)	(434,025)	423,598	1,712,350	14,543	(632,547)	(232,916)

Reinvested capital gains	1,631	-	-	-	-	-	363,217	155,349

Net increase (decrease) in contract owners’ equity resulting from operations	$115,243	(180,173)	(449,192)	377,907	1,584,847	(36,270)	(322,903)	(121,355)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
Reinvested dividends	$-	-	29,508	25,291	-	88,043	-	3,089
Mortality and expense risk charges (note 2)	(41,305)	(119,662)	(98,204)	(59,217)	(39,542)	(74,355)	(22,791)	(32,187)

Net investment income (loss)	(41,305)	(119,662)	(68,696)	(33,926)	(39,542)	13,688	(22,791)	(29,098)

Realized gain (loss) on investments	(1,418,320)	1,125,351	(95,127)	402,601	(636,649)	511,256	(533,386)	416,811
Change in unrealized gain (loss) on investments	(76,489)	(269,598)	(1,306,723)	10,202	34,481	299,842	(42,452)	216,213

Net gain (loss) on investments	(1,494,809)	855,753	(1,401,850)	412,803	(602,168)	811,098	(575,838)	633,024

Reinvested capital gains	1,231,498	350,423	477,309	126,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(304,616)	1,086,514	(993,237)	505,142	(641,710)	824,786	(598,629)	603,926

Investment Activity:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL
Reinvested dividends	$-	-	-	-	31,730	5,710	-	106,832
Mortality and expense risk charges (note 2)	(3,318)	(10,316)	(10,003)	(88,202)	(11,160)	(46,004)	(61,890)	(76,000)

Net investment income (loss)	(3,318)	(10,316)	(10,003)	(88,202)	20,570	(40,294)	(61,890)	30,832

Realized gain (loss) on investments	(113,557)	(2,773)	(397,414)	697,907	(10,985)	801,635	1,536,139	718,956
Change in unrealized gain (loss) on investments	3,317	27,926	10,104	(124,064)	(17,724)	42,051	(86,427)	166,268

Net gain (loss) on investments	(110,240)	25,153	(387,310)	573,843	(28,709)	843,686	1,449,712	885,224

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(113,558)	14,837	(397,313)	485,641	(8,139)	803,392	1,387,822	916,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR
Reinvested dividends	$-	-	41,261	23,496	150,586	55,541	-	127,098
Mortality and expense risk charges (note 2)	(50,210)	(118,360)	(223,762)	(24,912)	(67,997)	(141,507)	(165,338)	(305,662)

Net investment income (loss)	(50,210)	(118,360)	(182,501)	(1,416)	82,589	(85,966)	(165,338)	(178,564)

Realized gain (loss) on investments	183,710	476,304	903,628	(32,725)	(184,128)	420,196	1,836,024	452,119
Change in unrealized gain (loss) on investments	289,461	(278,444)	(1,609,481)	(256,330)	(449,668)	(1,361,247)	850,613	(1,251,752)

Net gain (loss) on investments	473,171	197,860	(705,853)	(289,055)	(633,796)	(941,051)	2,686,637	(799,633)

Reinvested capital gains	-	-	1,119,869	282,260	285,531	1,114,760	-	946,978

Net increase (decrease) in contract owners’ equity resulting from operations	$422,961	79,500	231,515	(8,211)	(265,676)	87,743	2,521,299	(31,219)

Investment Activity:	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF
Reinvested dividends	$-	49,879	-	-	20,669	-	29,540	39,187
Mortality and expense risk charges (note 2)	(45,199)	(109,981)	(123,645)	(51,654)	(177,348)	(138,574)	(42,356)	(90,032)

Net investment income (loss)	(45,199)	(60,102)	(123,645)	(51,654)	(156,679)	(138,574)	(12,816)	(50,845)

Realized gain (loss) on investments	(29,757)	636,170	(464,875)	406,145	142,778	(2,709,752)	(539,005)	443,330
Change in unrealized gain (loss) on investments	(1,085,189)	(324,965)	(978,760)	117,739	(5,056,504)	(3,076,318)	(215,115)	198,643

Net gain (loss) on investments	(1,114,946)	311,205	(1,443,635)	523,884	(4,913,726)	(5,786,070)	(754,120)	641,973

Reinvested capital gains	-	592,993	2,795,138	-	1,805,278	1,268,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,160,145)	844,096	1,227,858	472,230	(3,265,127)	(4,656,561)	(766,936)	591,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC
Reinvested dividends	$96,116	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(159,838)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Net investment income (loss)	(63,722)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Realized gain (loss) on investments	2,681,373	2,777,411	349,470	(498,686)	(2,210,303)	(80,672)	(283,602)	(135,495)
Change in unrealized gain (loss) on investments	746,859	(378,502)	(841,487)	85,278	(68,121)	(16,193)	14,251	12,918

Net gain (loss) on investments	3,428,232	2,398,909	(492,017)	(413,408)	(2,278,424)	(96,865)	(269,351)	(122,577)

Reinvested capital gains	-	672,639	381,276	-	247,206	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,364,510	2,854,291	(188,646)	(448,907)	(2,098,689)	(109,487)	(281,387)	(151,943)

Investment Activity:	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF
Reinvested dividends	$-	-	11,266	-	-	-	-	11,919
Mortality and expense risk charges (note 2)	(41,984)	(18,072)	(70,092)	(55,863)	(96,213)	(238,766)	(225,576)	(162,766)

Net investment income (loss)	(41,984)	(18,072)	(58,826)	(55,863)	(96,213)	(238,766)	(225,576)	(150,847)

Realized gain (loss) on investments	(716,385)	(789,422)	701,351	142,833	46,369	(2,248,087)	3,710,674	2,270,505
Change in unrealized gain (loss) on investments	25,376	(406,155)	(1,130,567)	(285,631)	250,516	(4,770,138)	(1,067,072)	101,351

Net gain (loss) on investments	(691,009)	(1,195,577)	(429,216)	(142,798)	296,885	(7,018,225)	2,643,602	2,371,856

Reinvested capital gains	-	703,066	707,576	407,497	-	10,822,487	870,062	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(732,993)	(510,583)	219,534	208,836	200,672	3,565,496	3,288,088	2,221,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG
Reinvested dividends	$16,117	116,923	-	-	-	-	162,204	-
Mortality and expense risk charges (note 2)	(172,473)	(149,188)	(42,275)	(66,781)	(205,840)	(725,220)	(674,202)	(344,056)

Net investment income (loss)	(156,356)	(32,265)	(42,275)	(66,781)	(205,840)	(725,220)	(511,998)	(344,056)

Realized gain (loss) on investments	(1,085,341)	818,454	(315,880)	19,623	1,191,175	5,724,436	4,906,051	(1,709,333)
Change in unrealized gain (loss) on investments	(1,663,300)	565,357	205,821	(227,350)	(960,346)	(7,211,446)	(4,557,991)	(3,652,884)

Net gain (loss) on investments	(2,748,641)	1,383,811	(110,059)	(207,727)	230,829	(1,487,010)	348,060	(5,362,217)

Reinvested capital gains	-	-	354,190	-	3,509,869	5,852,907	2,577,273	3,423,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,904,997)	1,351,546	201,856	(274,508)	3,534,858	3,640,677	2,413,335	(2,282,876)

Investment Activity:	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL
Reinvested dividends	$8,023	-	-	-	-	25,793	-	120,517
Mortality and expense risk charges (note 2)	(272,720)	(257,141)	(151,080)	(27,706)	(115,372)	(17,231)	(128,629)	(97,277)

Net investment income (loss)	(264,697)	(257,141)	(151,080)	(27,706)	(115,372)	8,562	(128,629)	23,240

Realized gain (loss) on investments	(592,155)	75,947	283,385	430,410	686,781	54,366	1,836,307	840,246
Change in unrealized gain (loss) on investments	(1,191,998)	(1,405,380)	(1,986,151)	164,720	33,726	(71,121)	(124,008)	170,463

Net gain (loss) on investments	(1,784,153)	(1,329,433)	(1,702,766)	595,130	720,507	(16,755)	1,712,299	1,010,709

Reinvested capital gains	1,443,269	-	1,416,133	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(605,581)	(1,586,574)	(437,713)	567,424	605,135	(8,193)	1,583,670	1,033,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3
Reinvested dividends	$-	-	-	3,358	-	144,631	95,171	13,423
Mortality and expense risk charges (note 2)	(6,150)	(121,722)	(9,056)	(80,945)	(26,035)	(434,083)	(20,901)	(13,314)

Net investment income (loss)	(6,150)	(121,722)	(9,056)	(77,587)	(26,035)	(289,452)	74,270	109

Realized gain (loss) on investments	(92,545)	260,727	3,134	392,706	9,513	550,905	52,432	(120,968)
Change in unrealized gain (loss) on investments	(18,378)	(77,735)	15,899	(1,427,435)	(51,033)	(6,068,427)	3,810	16,547

Net gain (loss) on investments	(110,923)	182,992	19,033	(1,034,729)	(41,520)	(5,517,522)	56,242	(104,421)

Reinvested capital gains	-	-	-	-	23,243	3,833,638	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,073)	61,270	9,977	(1,112,316)	(44,312)	(1,973,336)	130,512	(104,312)

Investment Activity:	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6
Reinvested dividends	$7,528	62,752	14,744	2,269	2,798	23,127	31,578	15,974
Mortality and expense risk charges (note 2)	(7,298)	(37,335)	(29,267)	(5,470)	(6,908)	(52,408)	(80,498)	(29,747)

Net investment income (loss)	230	25,417	(14,523)	(3,201)	(4,110)	(29,281)	(48,920)	(13,773)

Realized gain (loss) on investments	306,536	(613,313)	1,300,974	113,381	138,912	202,155	3,247,146	1,574,165
Change in unrealized gain (loss) on investments	(280,088)	720,536	(1,293,289)	(104,267)	(127,290)	(64,588)	(3,093,414)	(1,534,223)

Net gain (loss) on investments	26,448	107,223	7,685	9,114	11,622	137,567	153,732	39,942

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,678	132,640	(6,838)	5,913	7,512	108,286	104,812	26,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3
Reinvested dividends	$15,040	70,702	-	7,983	1,431
Mortality and expense risk charges (note 2)	(41,249)	(14,421)	(9,095)	(11,459)	(15,006)

Net investment income (loss)	(26,209)	56,281	(9,095)	(3,476)	(13,575)

Realized gain (loss) on investments	952,225	157,622	99,734	380,731	793,825
Change in unrealized gain (loss) on investments	(860,071)	(246,132)	(246,631)	(428,283)	(944,694)

Net gain (loss) on investments	92,154	(88,510)	(146,897)	(47,552)	(150,869)

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,945	(32,229)	(155,992)	(51,028)	(164,444)

See accompanying notes to financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AAEIP3		AMVGS4		MLVGA3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,109,111)	(4,077,665)	(27,179)	(105)	(23,454)	(3,748)	258,196	(43,695)
Realized gain (loss) on investments	41,898,152	64,019,070	141,105	24	47,490	41,116	869,702	175,685
Change in unrealized gain (loss) on investments	(79,705,914)	44,182,999	(192,688)	2,583	(71,153)	40,851	(3,513,334)	1,440,776
Reinvested capital gains	65,899,099	17,616,463	33,107	-	7,929	-	2,519,267	967,072

Net increase (decrease) in contract owners’ equity resulting from operations	23,982,226	121,740,867	(45,655)	2,502	(39,188)	78,219	133,831	2,539,838

Equity transactions:
Purchase payments received from contract owners (note 3)	341,835,896	294,458,646	1,887,481	12,859	1,082,211	238,694	5,748,792	3,156,303
Transfers between funds	-	-	3,471,766	144,478	(250,348)	800,223	2,216,557	2,679,345
Redemptions (note 3)	(199,195,869)	(203,208,338)	(39,311)	-	(215,703)	(1,840)	(3,767,232)	(2,197,328)
Annuity benefits	(5,043)	(5,930)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,140)	(1,264)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(838,103)	(792,711)	(1)	-	(47)	-	(22,225)	(6,703)
Adjustments to maintain reserves	245,068	(20,232)	(72)	3	(38)	(6)	(147)	(223)

Net equity transactions	142,040,809	90,430,171	5,319,863	157,340	616,075	1,037,071	4,175,745	3,631,394

Net change in contract owners’ equity	166,023,035	212,171,038	5,274,208	159,842	576,887	1,115,290	4,309,576	6,171,232
Contract owners’ equity beginning of period	1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

Contract owners’ equity end of period	$1,524,687,920	1,358,664,885	5,434,050	159,842	1,692,177	1,115,290	29,246,367	24,936,791

CHANGES IN UNITS:
Beginning units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212
Units purchased	677,079,826	851,997,208	636,284	15,481	210,164	195,979	1,179,156	1,006,686
Units redeemed	(663,384,593)	(850,274,638)	(176,684)	(65)	(160,202)	(98,789)	(831,882)	(689,041)

Ending units	120,678,901	106,983,668	475,016	15,416	147,152	97,190	2,368,131	2,020,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CSCRS		DXVIMF		DXVIC		DXVHY
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(15,260)	(10,595)	(5,381)	-	(141)	-	14,483	199,750
Realized gain (loss) on investments	(78,148)	(57,091)	82,804	-	(65)	-	60,365	568,759
Change in unrealized gain (loss) on investments	(102,947)	(42,438)	51,411	-	(860)	-	(77,295)	(729,997)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(196,355)	(110,124)	128,834	-	(1,066)	-	(2,447)	38,512

Equity transactions:
Purchase payments received from contract owners (note 3)	147,559	99,808	67,335	-	22,605	-	1,052,512	589,807
Transfers between funds	27,412	(31,220)	488,680	-	866	-	(2,489,905)	(32,126,407)
Redemptions (note 3)	(143,161)	(37,405)	(15,210)	-	(66)	-	(117,106)	(1,354,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(111)	-	-	-	-	(8)	(5,007)
Adjustments to maintain reserves	(50)	(16)	(16)	-	(4)	-	(87)	(85)

Net equity transactions	31,265	31,056	540,789	-	23,401	-	(1,554,594)	(32,895,952)

Net change in contract owners’ equity	(165,090)	(79,068)	669,623	-	22,335	-	(1,557,041)	(32,857,440)
Contract owners’ equity beginning of period	678,614	757,682	-	-	-	-	2,603,468	35,460,908

Contract owners’ equity end of period	$513,524	678,614	669,623	-	22,335	-	1,046,427	2,603,468

CHANGES IN UNITS:
Beginning units	77,903	76,969	-	-	-	-	243,208	3,380,507
Units purchased	425,922	83,445	192,391	-	2,577	-	377,462	3,156,592
Units redeemed	(431,717)	(82,511)	(133,283)	-	(139)	-	(520,835)	(6,293,891)

Ending units	72,108	77,903	59,108	-	2,438	-	99,835	243,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVBRA2		LZREMS		MVGTAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(919)	-	(15,436)	(28)	36,335	13,450	28,679	17,932
Realized gain (loss) on investments	66	-	13,592	(344)	35,228	56,819	18,805	34,118
Change in unrealized gain (loss) on investments	1,261	-	(45,535)	(137)	(425,773)	(47,569)	(7,525)	16,629
Reinvested capital gains	839	-	80,582	-	32,071	8,864	2,911	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,247	-	33,203	(509)	(322,139)	31,564	42,870	68,679

Equity transactions:
Purchase payments received from contract owners (note 3)	107,191	-	1,192,319	12,188	2,705,833	404,836	756,298	507,589
Transfers between funds	(432)	-	570,076	88,197	76,717	1,105,242	413,867	324,082
Redemptions (note 3)	(147)	-	(43,292)	-	(104,401)	(6,797)	(75,614)	(126,168)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(299)	(24)	(1,610)	(495)
Adjustments to maintain reserves	(16)	-	(27)	(12)	(199)	(3)	(56)	(28)

Net equity transactions	106,596	-	1,719,076	100,373	2,677,651	1,503,254	1,092,885	704,980

Net change in contract owners’ equity	107,843	-	1,752,279	99,864	2,355,512	1,534,818	1,135,755	773,659
Contract owners’ equity beginning of period	-	-	99,864	-	1,534,818	-	1,439,574	665,915

Contract owners’ equity end of period	$107,843	-	1,852,143	99,864	3,890,330	1,534,818	2,575,329	1,439,574

CHANGES IN UNITS:
Beginning units	-	-	9,981	-	155,773	-	132,266	65,019
Units purchased	10,470	-	253,202	14,066	597,932	256,179	127,775	129,559
Units redeemed	(176)	-	(85,199)	(4,085)	(332,995)	(100,406)	(29,255)	(62,312)

Ending units	10,294	-	177,984	9,981	420,710	155,773	230,786	132,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MGRFV		MSGI2		MSEMB		MSVGT2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,696	9	(7,135)	-	89,671	18,539	(10,250)	(9,431)
Realized gain (loss) on investments	(945)	12	3,377	-	(77,999)	(13,421)	32,357	33,056
Change in unrealized gain (loss) on investments	(32,119)	22	11,413	-	(79,110)	(147,342)	(134,661)	69,608
Reinvested capital gains	5,280	-	-	-	17,667	11,377	113,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,088)	43	7,655	-	(49,771)	(130,847)	1,020	93,233

Equity transactions:
Purchase payments received from contract owners (note 3)	593,429	5,000	667,660	-	2,400,311	941,983	553,006	397,922
Transfers between funds	1,232,966	2,686	1,065,336	-	(208,863)	(597,230)	(23,095)	386,811
Redemptions (note 3)	(780,956)	-	(51,630)	-	(190,822)	(146,374)	(79,624)	(38,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(1,997)	(1,549)	(492)	(831)
Adjustments to maintain reserves	(21)	-	(55)	-	(163)	(22)	(68)	(38)

Net equity transactions	1,045,418	7,686	1,681,311	-	1,998,466	196,808	449,727	744,881

Net change in contract owners’ equity	1,020,330	7,729	1,688,966	-	1,948,695	65,961	450,747	838,114
Contract owners’ equity beginning of period	7,729	-	-	-	1,465,404	1,399,443	1,068,006	229,892

Contract owners’ equity end of period	$1,028,059	7,729	1,688,966	-	3,414,099	1,465,404	1,518,753	1,068,006

CHANGES IN UNITS:
Beginning units	769	-	-	-	136,329	116,382	94,227	23,083
Units purchased	408,697	1,083	178,282	-	266,077	172,040	79,826	342,927
Units redeemed	(306,939)	(314)	(18,905)	-	(87,452)	(152,093)	(40,638)	(271,783)

Ending units	102,527	769	159,377	-	314,954	136,329	133,415	94,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		NVFMGP		NVFIP		NLFOSP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(35,841)	44,994	11,324	-	8,164	-	(884)	-
Realized gain (loss) on investments	108,383	111,497	(11,517)	-	(16,238)	-	2,168	-
Change in unrealized gain (loss) on investments	408,795	(188,156)	(43,021)	-	(25,084)	-	(1,153)	-
Reinvested capital gains	-	-	27,626	-	-	-	2,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	481,337	(31,665)	(15,588)	-	(33,158)	-	2,742	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,501,498	1,493,254	720,391	-	622,485	-	447,426	-
Transfers between funds	11,132	(196,874)	179,329	-	(49,911)	-	167,547	-
Redemptions (note 3)	(185,360)	(132,569)	(33)	-	(533)	-	(34)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(455)	(800)	-	-	-	-	-	-
Adjustments to maintain reserves	(166)	(63)	(11)	-	5	-	(2)	-

Net equity transactions	3,326,649	1,162,948	899,676	-	572,046	-	614,937	-

Net change in contract owners’ equity	3,807,986	1,131,283	884,088	-	538,888	-	617,679	-
Contract owners’ equity beginning of period	2,700,517	1,569,234	-	-	-	-	-	-

Contract owners’ equity end of period	$6,508,503	2,700,517	884,088	-	538,888	-	617,679	-

CHANGES IN UNITS:
Beginning units	252,548	147,631	-	-	-	-	-	-
Units purchased	489,878	229,386	155,483	-	539,079	-	104,303	-
Units redeemed	(200,897)	(124,469)	(68,954)	-	(483,676)	-	(43,845)	-

Ending units	541,529	252,548	86,529	-	55,403	-	60,458	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAAA2		HIBF		GEM		NVCRA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(116,547)	2,845	98,290	-	(8,643)	-	27,902	17,783
Realized gain (loss) on investments	832,332	756,557	3,118	-	43,331	-	(25,422)	159,803
Change in unrealized gain (loss) on investments	(179,069)	1,373,775	(155,278)	-	(139,673)	-	(324,656)	193,914
Reinvested capital gains	33,844	3,562	-	-	-	-	237,486	92,189

Net increase (decrease) in contract owners’ equity resulting from operations	570,560	2,136,739	(53,870)	-	(104,985)	-	(84,690)	463,689

Equity transactions:
Purchase payments received from contract owners (note 3)	5,034,342	3,696,504	-	-	493,783	-	218,982	225,421
Transfers between funds	1,583,571	8,677,724	3,840,820	-	2,609,441	-	(411,950)	3,762,622
Redemptions (note 3)	(1,812,838)	(1,097,516)	(454,598)	-	(257,894)	-	(188,491)	(50,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(31,766)	(22,456)	(753)	-	(165)	-	(334)	(1,915)
Adjustments to maintain reserves	(109)	(71)	(44)	-	(82)	-	(49)	(40)

Net equity transactions	4,773,200	11,254,185	3,385,425	-	2,845,083	-	(381,842)	3,935,918

Net change in contract owners’ equity	5,343,760	13,390,924	3,331,555	-	2,740,098	-	(466,532)	4,399,607
Contract owners’ equity beginning of period	18,317,071	4,926,147	-	-	-	-	4,598,220	198,613

Contract owners’ equity end of period	$23,660,831	18,317,071	3,331,555	-	2,740,098	-	4,131,688	4,598,220

CHANGES IN UNITS:
Beginning units	1,422,066	463,618	-	-	-	-	317,750	17,631
Units purchased	962,673	1,556,647	469,355	-	450,194	-	364,170	874,594
Units redeemed	(605,906)	(598,199)	(131,347)	-	(165,735)	-	(404,098)	(574,475)

Ending units	1,778,833	1,422,066	338,008	-	284,459	-	277,822	317,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$245,946	36,825	149,217	31,963	145,957	9,137	273,203	163,449
Realized gain (loss) on investments	318,494	103,929	301,152	142,754	9,425	159,717	383,707	789,283
Change in unrealized gain (loss) on investments	(635,235)	184,791	(508,666)	452,184	(442,504)	(101,140)	(1,233,844)	547,617
Reinvested capital gains	187,789	86,788	328,627	162,752	356,098	133,008	763,433	531,642

Net increase (decrease) in contract owners’ equity resulting from operations	116,994	412,333	270,330	789,653	68,976	200,722	186,499	2,031,991

Equity transactions:
Purchase payments received from contract owners (note 3)	6,087,505	4,150,596	6,713,739	4,037,718	8,169,567	880,424	10,404,746	3,958,858
Transfers between funds	8,124,675	1,126,906	123,596	467,997	3,986,853	(1,671,436)	(4,603,593)	16,695,550
Redemptions (note 3)	(759,525)	(346,137)	(414,186)	(309,147)	(1,528,930)	(1,828,724)	(2,669,983)	(1,360,011)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,935)	(43)	(815)	(41)	(1,268)	(1,878)	(2,255)	(11,292)
Adjustments to maintain reserves	(68)	(40)	(93)	(89)	(89)	(90)	(95)	(51)

Net equity transactions	13,447,652	4,931,282	6,422,241	4,196,438	10,626,133	(2,621,704)	3,128,820	19,283,054

Net change in contract owners’ equity	13,564,646	5,343,615	6,692,571	4,986,091	10,695,109	(2,420,982)	3,315,319	21,315,045
Contract owners’ equity beginning of period	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943	24,832,669	3,517,624

Contract owners’ equity end of period	$21,415,970	7,851,324	14,226,928	7,534,357	15,754,070	5,058,961	28,147,988	24,832,669

CHANGES IN UNITS:
Beginning units	621,011	217,237	561,382	225,897	449,995	685,218	1,910,678	311,040
Units purchased	1,517,663	521,385	630,535	402,431	1,513,905	502,734	3,287,078	3,004,497
Units redeemed	(493,015)	(117,611)	(160,642)	(66,946)	(573,671)	(737,957)	(3,089,673)	(1,404,859)

Ending units	1,645,659	621,011	1,031,275	561,382	1,390,229	449,995	2,108,083	1,910,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA2		NVCMC2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,129	96,509	186,251	32,393	151,972	(16,557)	2,195	-
Realized gain (loss) on investments	(1,147,067)	583,547	122,949	165,771	55,067	(234,457)	31,996	-
Change in unrealized gain (loss) on investments	(432,486)	324,514	(560,639)	54,126	(84,231)	(4,088)	186,665	-
Reinvested capital gains	1,502,430	592,148	223,586	119,773	-	64,393	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,994)	1,596,718	(27,853)	372,063	122,808	(190,709)	220,856	-

Equity transactions:
Purchase payments received from contract owners (note 3)	521,567	1,300,921	2,216,773	467,348	1,176,331	454,908	384,063	-
Transfers between funds	(9,893,907)	11,828,365	7,794,293	3,171,827	8,774,811	(3,555,431)	2,816,298	-
Redemptions (note 3)	(1,948,838)	(726,458)	(540,820)	(317,635)	(812,313)	(528,488)	(211,865)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,454)	-	(725)	(41)	(5,010)	(1,328)	(83)	-
Adjustments to maintain reserves	(69)	(62)	(91)	(48)	(72)	(45)	(770)	-

Net equity transactions	(11,323,701)	12,402,766	9,469,430	3,321,451	9,133,747	(3,630,384)	2,987,643	-

Net change in contract owners’ equity	(11,367,695)	13,999,484	9,441,577	3,693,514	9,256,555	(3,821,093)	3,208,499	-
Contract owners’ equity beginning of period	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065	-	-

Contract owners’ equity end of period	$4,143,500	15,511,195	15,623,836	6,182,259	12,303,527	3,046,972	3,208,499	-

CHANGES IN UNITS:
Beginning units	1,121,366	133,371	508,881	222,877	291,655	635,977	-	-
Units purchased	1,398,846	1,970,878	1,817,783	635,781	1,999,207	533,458	373,009	-
Units redeemed	(2,229,662)	(982,883)	(1,064,212)	(349,777)	(1,147,568)	(877,780)	(79,058)	-

Ending units	290,550	1,121,366	1,262,452	508,881	1,143,294	291,655	293,951	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF2		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,738	-	(3,963)	155	28,779	-	15,135	-
Realized gain (loss) on investments	157,206	-	21,753	2,038	30,277	-	2,026	-
Change in unrealized gain (loss) on investments	(61,919)	-	50,168	2,773	157,738	-	18,452	-
Reinvested capital gains	-	-	-	-	-	-	6,646	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,025	-	67,958	4,966	216,794	-	42,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	675,727	-	521,785	28,645	202,958	-	214,057	-
Transfers between funds	7,037,240	-	612,184	53,574	6,277,242	-	1,821,179	-
Redemptions (note 3)	(1,205,992)	-	(16,160)	(353)	(193,721)	-	(33,004)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,193)	-	-	-	(325)	-	-	-
Adjustments to maintain reserves	(121)	-	(49)	1	(39)	-	(48)	-

Net equity transactions	6,503,661	-	1,117,760	81,867	6,286,115	-	2,002,184	-

Net change in contract owners’ equity	6,606,686	-	1,185,718	86,833	6,502,909	-	2,044,443	-
Contract owners’ equity beginning of period	-	-	86,833	-	-	-	-	-

Contract owners’ equity end of period	$6,606,686	-	1,272,551	86,833	6,502,909	-	2,044,443	-

CHANGES IN UNITS:
Beginning units	-	-	7,357	-	-	-	-	-
Units purchased	2,169,173	-	132,365	15,319	711,946	-	207,788	-
Units redeemed	(1,517,863)	-	(41,123)	(7,962)	(83,096)	-	(8,381)	-

Ending units	651,310	-	98,599	7,357	628,850	-	199,407	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$39,146	-	60,569	-	111,058	-	40,158	-
Realized gain (loss) on investments	11,233	-	3,205	-	54,521	-	34,413	-
Change in unrealized gain (loss) on investments	2,827	-	(208,130)	-	410,820	-	140,076	-
Reinvested capital gains	23,054	-	314,709	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,260	-	170,353	-	576,399	-	214,647	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,128,781	-	1,805,261	-	1,157,952	-	523,825	-
Transfers between funds	3,057,306	-	10,533,817	-	18,376,557	-	7,528,829	-
Redemptions (note 3)	(9,263)	-	(2,573,775)	-	(1,801,707)	-	(836,647)	-
Annuity benefits	-	-	-	-	(3,365)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,859)	-	(4,375)	-	(501)	-
Adjustments to maintain reserves	(765)	-	(71)	-	4,204	-	(21)	-

Net equity transactions	4,176,059	-	9,763,373	-	17,729,266	-	7,215,485	-

Net change in contract owners’ equity	4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	457,640	-	1,503,218	-	2,052,034	-	832,479	-
Units redeemed	(45,860)	-	(524,849)	-	(283,732)	-	(112,685)	-

Ending units	411,780	-	978,369	-	1,768,302	-	719,794	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		SAM		NVMIG6		GVDIV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$49,653	-	(1,641)	(967)	23,632	(14,519)	22,013	-
Realized gain (loss) on investments	121,973	-	-	59	236,804	166,912	(45,664)	-
Change in unrealized gain (loss) on investments	(86,625)	-	-	-	(522,808)	215,241	(346,191)	-
Reinvested capital gains	180,447	-	-	-	154,938	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	265,448	-	(1,641)	(908)	(107,434)	367,634	(369,842)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	462,202	-	99,481	475	942,531	479,037	455,369	-
Transfers between funds	9,744,925	-	99,532	(13,236)	(466,129)	1,075,348	3,871,006	-
Redemptions (note 3)	(786,787)	-	(159,705)	22	(518,780)	(531,363)	(301,479)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(50)	(48)	-	-	-	-
Contingent deferred sales charges (note 2)	(189)	-	-	-	(3,238)	(1,627)	(216)	-
Adjustments to maintain reserves	(2,954)	-	(4)	-	(107)	(53)	408	-

Net equity transactions	9,417,197	-	39,254	(12,787)	(45,723)	1,021,342	4,025,088	-

Net change in contract owners’ equity	9,682,645	-	37,613	(13,695)	(153,157)	1,388,976	3,655,246	-
Contract owners’ equity beginning of period	-	-	70,606	84,301	3,097,568	1,708,592	-	-

Contract owners’ equity end of period	$9,682,645	-	108,219	70,606	2,944,411	3,097,568	3,655,246	-

CHANGES IN UNITS:
Beginning units	-	-	7,408	8,730	224,855	146,827	-	-
Units purchased	1,405,359	-	20,965	-	308,480	247,591	502,290	-
Units redeemed	(460,683)	-	(16,869)	(1,322)	(308,812)	(169,563)	(96,351)	-

Ending units	944,676	-	11,504	7,408	224,523	224,855	405,939	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,960)	(13,361)	(19,895)	(2,230)	(3,728)	(4,224)	(48,824)	(37,735)
Realized gain (loss) on investments	361,430	71,590	403,747	186,676	22,861	52,458	(102,494)	320,648
Change in unrealized gain (loss) on investments	(279,296)	277,293	(409,053)	199,992	(48,855)	29,612	(406,857)	289,280
Reinvested capital gains	291,964	128,436	474,909	89,414	34,269	19,304	342,651	156,933

Net increase (decrease) in contract owners’ equity resulting from operations	328,138	463,958	449,708	473,852	4,547	97,150	(215,524)	729,126

Equity transactions:
Purchase payments received from contract owners (note 3)	1,601,368	351,027	1,552,918	783,427	-	-	1,049,979	575,128
Transfers between funds	544,785	471,142	1,249,985	462,709	(25,000)	(91,010)	1,216,864	(224,966)
Redemptions (note 3)	(374,632)	(98,809)	(174,952)	(80,445)	(21,985)	(18,483)	(153,921)	(242,357)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,860)	(200)	(676)	-	-	-	(843)	(510)
Adjustments to maintain reserves	41	(96)	(114)	(43)	(47)	(28)	(123)	(70)

Net equity transactions	1,769,702	723,064	2,627,161	1,165,648	(47,032)	(109,521)	2,111,956	107,225

Net change in contract owners’ equity	2,097,840	1,187,022	3,076,869	1,639,500	(42,485)	(12,371)	1,896,432	836,351
Contract owners’ equity beginning of period	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905	2,538,327	1,701,976

Contract owners’ equity end of period	$4,501,661	2,403,821	5,667,146	2,590,277	257,049	299,534	4,434,759	2,538,327

CHANGES IN UNITS:
Beginning units	153,389	103,904	177,261	85,985	13,265	18,910	155,713	142,567
Units purchased	375,431	99,083	1,066,048	181,289	-	-	808,140	875,228
Units redeemed	(259,972)	(49,598)	(885,093)	(90,013)	(2,168)	(5,645)	(696,355)	(862,082)

Ending units	268,848	153,389	358,216	177,261	11,097	13,265	267,498	155,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCGF		SCVF		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,535	(9,134)	(20,140)	-	(20,936)	-	(25,050)	-
Realized gain (loss) on investments	247,312	724,313	(39,076)	-	(20,969)	-	(208,924)	-
Change in unrealized gain (loss) on investments	(624,135)	217,420	(37,250)	-	(26,791)	-	(94,816)	-
Reinvested capital gains	1,251,663	212,019	265,989	-	292,184	-	500,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	879,375	1,144,618	169,523	-	223,488	-	171,523	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,272,682	1,084,807	181,613	-	369,840	-	342,063	-
Transfers between funds	2,064,590	1,881,668	2,188,420	-	4,611,480	-	2,965,010	-
Redemptions (note 3)	(498,778)	(458,566)	(74,566)	-	(235,486)	-	(124,500)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,409)	(1,264)	(31)	-	(199)	-	(234)	-
Adjustments to maintain reserves	(66)	(127)	(274)	-	(87)	-	(111)	-

Net equity transactions	2,836,019	2,506,518	2,295,162	-	4,745,548	-	3,182,228	-

Net change in contract owners’ equity	3,715,394	3,651,136	2,464,685	-	4,969,036	-	3,353,751	-
Contract owners’ equity beginning of period	5,049,077	1,397,941	-	-	-	-	-	-

Contract owners’ equity end of period	$8,764,471	5,049,077	2,464,685	-	4,969,036	-	3,353,751	-

CHANGES IN UNITS:
Beginning units	314,354	117,223	-	-	-	-	-	-
Units purchased	1,206,132	1,339,624	299,921	-	578,492	-	515,404	-
Units redeemed	(1,044,807)	(1,142,493)	(76,249)	-	(116,376)	-	(194,834)	-

Ending units	475,679	314,354	223,672	-	462,116	-	320,570	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSBF		NVSTB2		NVRE2		NVMM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$53,940	3,272	(20,459)	(7,041)	80,821	823	(3,087,139)	(3,164,691)
Realized gain (loss) on investments	34,227	(12,540)	1,961	(28,522)	(933,242)	(9,345)	-	-
Change in unrealized gain (loss) on investments	(93,446)	(4,918)	(44,286)	(27,046)	90,467	(3,957)	-	-
Reinvested capital gains	-	-	-	7,089	1,021,844	5,721	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,279)	(14,186)	(62,784)	(55,520)	259,890	(6,758)	(3,087,139)	(3,164,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	800,394	109,026	2,232,066	1,704,302	576,961	103,533	98,669,021	130,073,784
Transfers between funds	2,491,666	357,422	1,756,691	(839,416)	3,708,460	49,501	13,537,632	(121,774,219)
Redemptions (note 3)	(88,261)	(11,391)	(579,633)	(668,469)	(196,736)	(635)	(51,647,961)	(53,031,977)
Annuity benefits	-	-	-	-	-	-	-	(158)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	(39)	(784)	(1,313)	(257)	-	(194,940)	(258,332)
Adjustments to maintain reserves	(51)	(18)	(13)	(72)	(53)	4	(232)	(196)

Net equity transactions	3,203,739	455,000	3,408,327	195,032	4,088,375	152,403	60,363,520	(44,991,098)

Net change in contract owners’ equity	3,198,460	440,814	3,345,543	139,512	4,348,265	145,645	57,276,381	(48,155,789)
Contract owners’ equity beginning of period	440,814	-	6,714,747	6,575,235	145,645	-	148,787,115	196,942,904

Contract owners’ equity end of period	$3,639,274	440,814	10,060,290	6,714,747	4,493,910	145,645	206,063,496	148,787,115

CHANGES IN UNITS:
Beginning units	46,071	-	670,646	648,630	15,642	-	15,784,398	20,569,054
Units purchased	535,715	85,876	1,250,748	879,301	892,513	24,663	194,611,134	235,096,151
Units redeemed	(209,533)	(39,805)	(903,726)	(857,285)	(527,919)	(9,021)	(188,275,012)	(239,880,807)

Ending units	372,253	46,071	1,017,668	670,646	380,236	15,642	22,120,520	15,784,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,151	2,191	(1,919)	(4,626)	8,762	80	15,162	-
Realized gain (loss) on investments	26,993	5,959	63,794	491	8,010	(6)	5,474	-
Change in unrealized gain (loss) on investments	(107,048)	195,827	(117,439)	67,783	(34,236)	(9)	(40,134)	-
Reinvested capital gains	64,444	14,561	55,367	1,789	10,163	52	16,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,460)	218,538	(197)	65,437	(7,301)	117	(3,039)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,170,666	2,647,665	942,883	359,779	162,782	-	991,753	-
Transfers between funds	178,423	(22,201)	151,324	395,175	432,561	5,928	984	-
Redemptions (note 3)	(75,191)	(80,475)	(278,868)	(2,852)	(10,623)	-	(12,838)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(14)	-	-	-	-	-
Adjustments to maintain reserves	(27)	(8)	(1)	-	(7)	1	(27)	-

Net equity transactions	3,273,871	2,544,981	815,324	752,102	584,713	5,929	979,872	-

Net change in contract owners’ equity	3,264,411	2,763,519	815,127	817,539	577,412	6,046	976,833	-
Contract owners’ equity beginning of period	2,763,519	-	817,539	-	6,046	-	-	-

Contract owners’ equity end of period	$6,027,930	2,763,519	1,632,666	817,539	583,458	6,046	976,833	-

CHANGES IN UNITS:
Beginning units	239,471	-	69,366	-	584	-	-	-
Units purchased	300,560	297,987	113,639	72,254	94,909	1,156	109,395	-
Units redeemed	(19,725)	(58,516)	(46,627)	(2,888)	(38,822)	(572)	(14,876)	-

Ending units	520,306	239,471	136,378	69,366	56,671	584	94,519	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG2		IDPGI2		NO7TB		NOVMH2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,519	68	2,958	170	(11,410)	-	(44,783)	(34,371)
Realized gain (loss) on investments	594	-	1	-	5,138	-	(24,159)	(11,343)
Change in unrealized gain (loss) on investments	(135)	19	(4,803)	(65)	(65,346)	-	293,134	62,312
Reinvested capital gains	417	6	425	37	3,121	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,395	93	(1,419)	142	(68,497)	-	224,192	16,598

Equity transactions:
Purchase payments received from contract owners (note 3)	396,243	-	321,392	-	910,174	-	1,437,087	1,348,143
Transfers between funds	115,843	4,777	(21)	11,793	1,060,124	-	(303,050)	(28,720)
Redemptions (note 3)	(7,763)	-	(7,525)	-	(15,966)	-	(175,283)	(98,858)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(7)	-	(4,386)	(3,057)
Adjustments to maintain reserves	(3)	3	10	(3)	(25)	-	(104)	10

Net equity transactions	504,320	4,780	313,856	11,790	1,954,300	-	954,264	1,217,518

Net change in contract owners’ equity	508,715	4,873	312,437	11,932	1,885,803	-	1,178,456	1,234,116
Contract owners’ equity beginning of period	4,873	-	11,932	-	-	-	2,486,015	1,251,899

Contract owners’ equity end of period	$513,588	4,873	324,369	11,932	1,885,803	-	3,664,471	2,486,015

CHANGES IN UNITS:
Beginning units	472	-	1,163	-	-	-	253,002	130,290
Units purchased	54,260	472	30,909	1,163	232,945	-	192,237	195,853
Units redeemed	(4,998)	-	(734)	-	(43,255)	-	(92,446)	(73,141)

Ending units	49,734	472	31,338	1,163	189,690	-	352,793	253,002

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOVPI2		NOTBBA		PMUBA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,074	(72,985)	(117,294)	(46,089)	(6,738)	(15)	9,224	13,525
Realized gain (loss) on investments	191,652	544,953	79,406	(37,614)	17,897	(48)	44,505	40,951
Change in unrealized gain (loss) on investments	(754,582)	(151,428)	(37,233)	13,006	(8,977)	(43)	(150,421)	78,668
Reinvested capital gains	155,571	158,970	-	-	-	88	203,668	-

Net increase (decrease) in contract owners’ equity resulting from operations	(241,285)	479,510	(75,121)	(70,697)	2,182	(18)	106,976	133,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,533,227	5,974,699	7,751,882	10,126,395	2,162,806	45,899	113,620	85,854
Transfers between funds	(6,828,684)	(2,069,212)	(2,163,734)	786,314	2,147,745	229,708	977,914	(1,658,309)
Redemptions (note 3)	(1,167,506)	(16,587,294)	(492,804)	(188,705)	(820,913)	(123)	(567,910)	(100,895)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,280)	(1,944)	(192)	-	-	-	(3,687)	-
Adjustments to maintain reserves	(88)	5,279	(61)	(32)	(220)	(2)	(16)	(29)

Net equity transactions	(3,468,331)	(12,678,472)	5,095,091	10,723,972	3,489,418	275,482	519,921	(1,673,379)

Net change in contract owners’ equity	(3,709,616)	(12,198,962)	5,019,970	10,653,275	3,491,600	275,464	626,897	(1,540,235)
Contract owners’ equity beginning of period	14,102,480	26,301,442	10,653,275	-	275,464	-	1,257,501	2,797,736

Contract owners’ equity end of period	$10,392,864	14,102,480	15,673,245	10,653,275	3,767,064	275,464	1,884,398	1,257,501

CHANGES IN UNITS:
Beginning units	1,343,033	2,580,347	1,102,338	-	27,734	-	107,843	277,177
Units purchased	896,380	1,725,269	1,309,117	1,256,858	706,408	30,618	143,133	85,162
Units redeemed	(1,222,492)	(2,962,583)	(783,616)	(154,520)	(359,567)	(2,884)	(97,824)	(254,496)

Ending units	1,016,921	1,343,033	1,627,839	1,102,338	374,575	27,734	153,152	107,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG3		ACVIP2		ACVU3		ACVV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$45,440	43,715	(9,469)	7,536	(7,330)	(2,875)	9,181	26,117
Realized gain (loss) on investments	841,918	613,441	(542,169)	(497,607)	71,368	31,386	1,046,082	503,743
Change in unrealized gain (loss) on investments	(204,704)	708,558	392,255	(696,245)	14,900	85,382	45,058	1,412,957
Reinvested capital gains	-	-	163,231	312,601	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	682,654	1,365,714	3,848	(873,715)	78,938	113,893	1,100,321	1,942,817

Equity transactions:
Purchase payments received from contract owners (note 3)	2,365,737	559,681	5,267,402	2,919,623	12,456	22,849	1,244,170	1,346,694
Transfers between funds	5,001,792	338,380	(593,943)	(4,163,395)	695,165	5,228	5,407,868	2,685,913
Redemptions (note 3)	(720,898)	(723,833)	(801,371)	(984,698)	(157,093)	(63,803)	(1,361,989)	(1,633,516)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,742)	(1,689)	(1,271)	(1,348)	(2)	(16)	(1,385)	(2,878)
Adjustments to maintain reserves	(141)	(98)	(148)	(77)	(15)	(7)	(109)	(137)

Net equity transactions	6,644,748	172,441	3,870,669	(2,229,895)	550,511	(35,749)	5,288,555	2,396,076

Net change in contract owners’ equity	7,327,402	1,538,155	3,874,517	(3,103,610)	629,449	78,144	6,388,876	4,338,893
Contract owners’ equity beginning of period	5,487,546	3,949,391	6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902

Contract owners’ equity end of period	$12,814,948	5,487,546	10,389,097	6,514,580	1,043,856	414,407	16,521,671	10,132,795

CHANGES IN UNITS:
Beginning units	310,052	296,635	642,753	854,035	25,186	27,728	525,812	392,383
Units purchased	540,248	189,614	1,011,275	607,011	44,094	5,973	442,319	344,358
Units redeemed	(189,969)	(176,197)	(643,953)	(818,293)	(11,481)	(8,515)	(201,072)	(210,929)

Ending units	660,331	310,052	1,010,075	642,753	57,799	25,186	767,059	525,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		FQB		FAM2		FC2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,558)	-	127	148	(2,746)	3,986	(57,097)	(41,087)
Realized gain (loss) on investments	1,719	-	2	3	194,617	42,549	928,318	919,872
Change in unrealized gain (loss) on investments	9,226	-	(3)	(164)	(212,121)	151,416	(222,618)	1,153,511
Reinvested capital gains	-	-	-	-	89,523	4,370	166,733	2,333

Net increase (decrease) in contract owners’ equity resulting from operations	6,387	-	126	(13)	69,273	202,321	815,336	2,034,629

Equity transactions:
Purchase payments received from contract owners (note 3)	871,778	-	-	-	2,490	210,310	14,606	30,167
Transfers between funds	303,876	-	-	-	390,824	191,482	110,196	789,388
Redemptions (note 3)	(17,905)	-	-	-	(530,064)	(62,027)	(1,283,797)	(1,262,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	(9)	-	-	-	-
Contingent deferred sales charges (note 2)	(632)	-	-	-	-	-	(166)	(823)
Adjustments to maintain reserves	(37)	-	7	(10)	(68)	(24)	(1)	(57)

Net equity transactions	1,157,080	-	(1)	(19)	(136,818)	339,741	(1,159,162)	(443,737)

Net change in contract owners’ equity	1,163,467	-	125	(32)	(67,545)	542,062	(343,826)	1,590,892
Contract owners’ equity beginning of period	-	-	5,116	5,148	1,912,478	1,370,416	8,675,282	7,084,390

Contract owners’ equity end of period	$1,163,467	-	5,241	5,116	1,844,933	1,912,478	8,331,456	8,675,282

CHANGES IN UNITS:
Beginning units	-	-	301	302	167,158	135,649	386,322	408,007
Units purchased	115,751	-	-	-	151,413	90,831	38,944	101,073
Units redeemed	(8,731)	-	-	(1)	(163,446)	(59,322)	(88,589)	(122,758)

Ending units	107,020	-	301	301	155,125	167,158	336,677	386,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEI2R		FG2R		FHI2R		FTVIS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$191,451	113,887	(209,231)	(89,552)	112,738	125,609	365,580	(3,386)
Realized gain (loss) on investments	470,193	315,073	3,302,279	874,747	(945,559)	(41,253)	1,591	(12,698)
Change in unrealized gain (loss) on investments	(42,482)	570,118	(1,642,415)	1,630,072	(197,163)	(53,011)	(553,292)	126,345
Reinvested capital gains	185,750	630,416	-	10,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	804,912	1,629,494	1,450,633	2,425,763	(1,029,984)	31,345	(186,121)	110,261

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,019	1,837,495	3,133,258	2,119,232	1,089,246	770,803	4,337,042	503,300
Transfers between funds	1,665,799	2,825,961	18,589,007	8,262,068	1,499,085	304,105	7,078,377	2,098,784
Redemptions (note 3)	(1,173,108)	(824,485)	(2,110,096)	(953,368)	(1,108,844)	(480,531)	(792,775)	(95,438)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,455)	(3,535)	(8,906)	(3,257)	(2,461)	(209)	(1,046)	(41)
Adjustments to maintain reserves	(382)	(163)	566	(103)	(117)	(44)	(132)	(5)

Net equity transactions	2,554,873	3,835,273	19,603,829	9,424,572	1,476,909	594,124	10,621,466	2,506,600

Net change in contract owners’ equity	3,359,785	5,464,767	21,054,462	11,850,335	446,925	625,469	10,435,345	2,616,861
Contract owners’ equity beginning of period	10,469,708	5,004,941	17,083,564	5,233,229	3,211,341	2,585,872	2,616,861	-

Contract owners’ equity end of period	$13,829,493	10,469,708	38,138,026	17,083,564	3,658,266	3,211,341	13,052,206	2,616,861

CHANGES IN UNITS:
Beginning units	635,670	380,812	1,062,979	434,393	290,706	243,175	248,403	-
Units purchased	348,858	392,027	2,402,132	980,222	2,548,689	588,409	2,136,470	271,539
Units redeemed	(199,269)	(137,169)	(1,301,403)	(351,636)	(2,505,921)	(540,878)	(1,183,949)	(23,136)

Ending units	785,259	635,670	2,163,708	1,062,979	333,474	290,706	1,200,924	248,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVFA2		SBVI		LPWHY2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$31,714	(2,823)	82,614	377,871	8,644	5,828	(13,762)	697,964
Realized gain (loss) on investments	124,329	17,533	(403,689)	165,806	34,662	2,168	268,939	8,582
Change in unrealized gain (loss) on investments	(417,118)	249,261	353,639	(283,909)	251	437,256	156,563	(345,365)
Reinvested capital gains	253,853	44,056	4,807	640,381	148,678	95,478	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,222)	308,027	37,371	900,149	192,235	540,730	411,740	361,181

Equity transactions:
Purchase payments received from contract owners (note 3)	1,427,587	741,235	1,175,763	238,258	-	21,719	1,121,957	453,897
Transfers between funds	(1,653,734)	3,423,209	(886,044)	2,224,988	(99,530)	12,685	(13,087,872)	14,285,308
Redemptions (note 3)	(236,377)	(10,654)	(377,435)	(458,645)	(213,621)	(359,975)	(841,815)	(862,108)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,082)	(1,207)	-	-
Contingent deferred sales charges (note 2)	(3)	-	(282)	(22)	-	-	(4,801)	(745)
Adjustments to maintain reserves	(114)	(15)	(37)	(103)	(11)	-	(92)	2

Net equity transactions	(462,641)	4,153,775	(88,035)	2,004,476	(314,244)	(326,778)	(12,812,623)	13,876,354

Net change in contract owners’ equity	(469,863)	4,461,802	(50,664)	2,904,625	(122,009)	213,952	(12,400,883)	14,237,535
Contract owners’ equity beginning of period	4,461,802	-	6,273,995	3,369,370	2,138,524	1,924,572	14,237,535	-

Contract owners’ equity end of period	$3,991,939	4,461,802	6,223,331	6,273,995	2,016,515	2,138,524	1,836,652	14,237,535

CHANGES IN UNITS:
Beginning units	390,390	-	444,351	288,602	167,040	196,403	1,421,771	-
Units purchased	439,180	541,346	192,874	856,000	-	3,343	906,125	1,654,680
Units redeemed	(493,448)	(150,956)	(202,074)	(700,251)	(24,182)	(32,706)	(2,138,307)	(232,909)

Ending units	336,122	390,390	435,151	444,351	142,858	167,040	189,589	1,421,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGSS		PMVAAD		PMVFAD		PMVLAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,454)	(5,448)	410,310	334,314	13,958	9,375	(74,046)	(32,725)
Realized gain (loss) on investments	44,628	111,215	(166,337)	92,788	43,927	(226,040)	121,515	(195,558)
Change in unrealized gain (loss) on investments	(91,191)	36,792	(363,895)	(686,985)	(72,094)	(26,223)	(160,449)	10,925
Reinvested capital gains	89,626	-	-	-	5,941	19,818	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,609	142,559	(119,922)	(259,883)	(8,268)	(223,070)	(112,980)	(217,358)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,050,585	89,033	1,639,712	2,123,855	1,248,542	425,270	2,871,849	2,665,491
Transfers between funds	536,231	1,186,949	(64,843)	(2,033,832)	(822,457)	(213,915)	(1,891,554)	(519,542)
Redemptions (note 3)	(221,044)	(37,307)	(1,419,298)	(883,219)	(272,268)	(438,066)	(1,089,993)	(2,030,981)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,489)	(20)	(2,780)	(1,412)	(443)	(607)	(3,662)	(18,415)
Adjustments to maintain reserves	(45)	(31)	(131)	(107)	(111)	(67)	(450)	234

Net equity transactions	1,363,238	1,238,624	152,660	(794,715)	153,263	(227,385)	(113,810)	96,787

Net change in contract owners’ equity	1,392,847	1,381,183	32,738	(1,054,598)	144,995	(450,455)	(226,790)	(120,571)
Contract owners’ equity beginning of period	1,381,183	-	10,955,429	12,010,027	1,916,166	2,366,621	14,080,239	14,200,810

Contract owners’ equity end of period	$2,774,030	1,381,183	10,988,167	10,955,429	2,061,161	1,916,166	13,853,449	14,080,239

CHANGES IN UNITS:
Beginning units	120,749	-	1,033,371	1,116,827	172,093	194,743	1,403,301	1,391,273
Units purchased	336,996	322,806	781,571	831,987	337,810	311,074	1,580,125	2,067,556
Units redeemed	(216,520)	(202,057)	(766,318)	(915,443)	(321,250)	(333,724)	(1,589,853)	(2,055,528)

Ending units	241,225	120,749	1,048,624	1,033,371	188,653	172,093	1,393,573	1,403,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$85,877	126,797	(25,837)	3,732	175,964	294,897	52,720	(25,359)
Realized gain (loss) on investments	(298,564)	(880,064)	(51,380)	(494,757)	(204,900)	(322,048)	(399,439)	(254,881)
Change in unrealized gain (loss) on investments	673,085	(530,567)	(418,254)	129,124	(69,312)	(915,097)	119,314	(270,908)
Reinvested capital gains	-	174,967	-	-	83,395	31,574	203,308	36,913

Net increase (decrease) in contract owners’ equity resulting from operations	460,398	(1,108,867)	(495,471)	(361,901)	(14,853)	(910,674)	(24,097)	(514,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,290,588	5,203,513	792,213	720,589	681,570	835,510	3,081,156	2,123,514
Transfers between funds	(5,487,733)	(9,732,855)	(254,892)	(499,424)	258,073	(9,723,477)	(747,316)	(708,479)
Redemptions (note 3)	(2,132,764)	(7,064,557)	(226,297)	(352,916)	(631,561)	(605,883)	(768,440)	(787,339)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,897)	(6,285)	(3,508)	(3,838)	(6,066)	(1,699)	(1,318)	(747)
Adjustments to maintain reserves	(1,182)	1,755	(82)	(58)	(332)	1,245	(438)	43

Net equity transactions	(5,339,988)	(11,598,429)	307,434	(135,647)	301,684	(9,494,304)	1,563,644	626,992

Net change in contract owners’ equity	(4,879,590)	(12,707,296)	(188,037)	(497,548)	286,831	(10,404,978)	1,539,547	112,757
Contract owners’ equity beginning of period	19,950,741	32,658,037	1,798,964	2,296,512	3,895,080	14,300,058	5,237,413	5,124,656

Contract owners’ equity end of period	$15,071,151	19,950,741	1,610,927	1,798,964	4,181,911	3,895,080	6,776,960	5,237,413

CHANGES IN UNITS:
Beginning units	1,920,626	3,032,974	185,582	198,165	330,217	1,109,109	479,981	421,386
Units purchased	2,152,568	3,354,355	196,616	223,793	612,893	616,192	638,424	381,783
Units redeemed	(2,658,411)	(4,466,703)	(175,058)	(236,376)	(587,980)	(1,395,084)	(499,922)	(323,188)

Ending units	1,414,783	1,920,626	207,140	185,582	355,130	330,217	618,483	479,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVHYD		PIVEM2		PIHYB2		PROUSN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,213,484	1,654,054	(9,428)	(6,522)	22,522	56,158	(14,871)	(17,016)
Realized gain (loss) on investments	(32,239)	820,865	(23,129)	(53,079)	(4,923)	(65,307)	(558,465)	(851,996)
Change in unrealized gain (loss) on investments	(539,192)	(1,000,671)	(91,466)	(23,262)	(52,996)	25,519	14,426	(1,110)
Reinvested capital gains	-	-	4,294	-	29,779	124,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	642,053	1,474,248	(119,729)	(82,863)	(5,618)	140,759	(558,910)	(870,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,151,744	2,242,574	4,604	2,065	24	5	33,740	68,394
Transfers between funds	(24,604,376)	(9,850,235)	(668,810)	7,247	(151,693)	(1,504,823)	805,976	316,312
Redemptions (note 3)	(4,117,868)	(8,101,377)	(17,314)	(145,696)	(30,719)	(167,868)	(164,344)	(83,183)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,860)	(17,555)	(16)	(179)	(94)	(966)	(8,555)	(4,272)
Adjustments to maintain reserves	3,594	1,884	(30)	(74)	(32)	(301)	(27)	(21)

Net equity transactions	(26,584,766)	(15,724,709)	(681,566)	(136,637)	(182,514)	(1,673,953)	666,790	297,230

Net change in contract owners’ equity	(25,942,713)	(14,250,461)	(801,295)	(219,500)	(188,132)	(1,533,194)	107,880	(572,892)
Contract owners’ equity beginning of period	40,136,238	54,386,699	1,396,179	1,615,679	807,700	2,340,894	427,662	1,000,554

Contract owners’ equity end of period	$14,193,525	40,136,238	594,884	1,396,179	619,568	807,700	535,542	427,662

CHANGES IN UNITS:
Beginning units	3,173,122	4,473,575	156,684	173,846	59,331	193,894	238,140	280,253
Units purchased	5,171,781	6,699,889	361,346	634,720	637	5	32,601,531	23,561,916
Units redeemed	(7,239,774)	(8,000,342)	(440,899)	(651,882)	(14,041)	(134,568)	(32,366,482)	(23,604,029)

Ending units	1,105,129	3,173,122	77,131	156,684	45,927	59,331	473,189	238,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROAHY		PROA30		PROBNK		PROBM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,518,932	784,463	(35,326)	(20,559)	(24,535)	(24,994)	(28,963)	(14,000)
Realized gain (loss) on investments	(2,369,880)	(7,493)	5,528	53,721	37,551	232,867	332,673	232,971
Change in unrealized gain (loss) on investments	(1,477,742)	2,062,411	(81,248)	27,258	(41,554)	37,916	(229,635)	82,649
Reinvested capital gains	1,094,952	1,802,745	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(233,738)	4,642,126	(111,046)	60,420	(28,538)	245,789	74,075	301,620

Equity transactions:
Purchase payments received from contract owners (note 3)	2,124,063	3,442,275	329,636	317,821	231,686	360,267	2,024,165	733,611
Transfers between funds	(77,620,796)	27,123,541	(1,515,523)	(89,778)	(523,737)	(159,884)	(2,248,769)	(127,012)
Redemptions (note 3)	(7,996,643)	(6,335,075)	(41,611)	(85,832)	(122,576)	(327,365)	(433,160)	(97,870)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(57,998)	(29,641)	(86)	(410)	(1,265)	(1,887)	(2,298)	(181)
Adjustments to maintain reserves	(92)	(74)	(63)	(43)	(49)	(65)	(77)	1

Net equity transactions	(83,551,466)	24,201,026	(1,227,647)	141,758	(415,941)	(128,934)	(660,139)	508,549

Net change in contract owners’ equity	(83,785,204)	28,843,152	(1,338,693)	202,178	(444,479)	116,855	(586,064)	810,169
Contract owners’ equity beginning of period	91,050,949	62,207,797	2,720,895	2,518,717	1,633,420	1,516,565	2,519,862	1,709,693

Contract owners’ equity end of period	$7,265,745	91,050,949	1,382,202	2,720,895	1,188,941	1,633,420	1,933,798	2,519,862

CHANGES IN UNITS:
Beginning units	6,759,648	5,021,067	264,312	276,877	126,901	155,165	262,357	208,000
Units purchased	9,161,420	15,204,092	2,471,023	3,403,978	534,493	1,294,281	1,730,344	1,168,115
Units redeemed	(15,385,024)	(13,465,511)	(2,596,185)	(3,416,543)	(575,977)	(1,322,545)	(1,790,175)	(1,113,758)

Ending units	536,044	6,759,648	139,150	264,312	85,417	126,901	202,526	262,357

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROBR		PROBIO		PROBL		PROCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,355)	(40,045)	(130,136)	(72,268)	(233,469)	(141,879)	(27,976)	(10,281)
Realized gain (loss) on investments	(657,661)	(934,894)	1,312,915	1,619,902	923,278	2,236,482	264,478	234,226
Change in unrealized gain (loss) on investments	(18,823)	(41,502)	(122,579)	640,287	(182,080)	(144,610)	348,126	64,045
Reinvested capital gains	-	-	419,243	-	651,704	88,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(702,839)	(1,016,441)	1,479,443	2,187,921	1,159,433	2,038,389	584,628	287,990

Equity transactions:
Purchase payments received from contract owners (note 3)	48,037	999,695	2,118,220	1,252,901	1,316,257	1,165,839	775,864	1,046,563
Transfers between funds	637,407	937,426	2,344,662	(1,970,729)	29,708,907	(7,364,556)	6,984,808	(598,315)
Redemptions (note 3)	(42,226)	(350,469)	(680,653)	(525,860)	(3,063,589)	(1,677,684)	(558,389)	(72,162)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(505)	(458)	(4,774)	(4,063)	(26,347)	(16,017)	(2,363)	(24)
Adjustments to maintain reserves	(43)	(40)	(129)	(116)	(4)	(136)	(69)	(42)

Net equity transactions	642,670	1,586,154	3,777,326	(1,247,867)	27,935,224	(7,892,554)	7,199,851	376,020

Net change in contract owners’ equity	(60,169)	569,713	5,256,769	940,054	29,094,657	(5,854,165)	7,784,479	664,010
Contract owners’ equity beginning of period	1,562,595	992,882	7,081,443	6,141,389	10,433,701	16,287,866	1,401,184	737,174

Contract owners’ equity end of period	$1,502,426	1,562,595	12,338,212	7,081,443	39,528,358	10,433,701	9,185,663	1,401,184

CHANGES IN UNITS:
Beginning units	327,711	149,740	330,278	473,197	711,453	1,418,158	102,777	68,405
Units purchased	4,750,744	11,844,790	932,200	1,167,210	26,144,314	19,786,491	971,669	398,085
Units redeemed	(4,703,356)	(11,666,819)	(812,943)	(1,310,129)	(24,413,167)	(20,493,196)	(454,393)	(363,713)

Ending units	375,099	327,711	449,535	330,278	2,442,600	711,453	620,053	102,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROCS		PROEM		PROE30		PROFIN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(46,841)	(31,650)	(101,360)	(41,266)	(15,167)	(19,432)	(45,691)	(18,198)
Realized gain (loss) on investments	89,858	326,680	(43,477)	(82,581)	(53,353)	315,069	453,662	127,715
Change in unrealized gain (loss) on investments	70,595	280,122	(35,336)	(184,909)	(380,672)	94,799	(30,064)	107,653
Reinvested capital gains	1,631	4,356	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,243	579,508	(180,173)	(308,756)	(449,192)	390,436	377,907	217,170

Equity transactions:
Purchase payments received from contract owners (note 3)	783,241	914,024	1,381,635	591,053	1,055,000	264,512	814,796	856,199
Transfers between funds	4,629,582	2,616,546	(828,211)	(1,582,728)	(1,230,404)	1,486,281	805,040	297,696
Redemptions (note 3)	(226,701)	(88,677)	(965,545)	(396,252)	(269,292)	(94,430)	(291,893)	(246,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(411)	(238)	(547)	(2,967)	(1,345)	(348)	(2,955)	-
Adjustments to maintain reserves	(104)	(73)	(95)	(102)	(92)	(54)	(30)	(35)

Net equity transactions	5,185,607	3,441,582	(412,763)	(1,390,996)	(446,133)	1,655,961	1,324,958	907,781

Net change in contract owners’ equity	5,300,850	4,021,090	(592,936)	(1,699,752)	(895,325)	2,046,397	1,702,865	1,124,951
Contract owners’ equity beginning of period	5,108,147	1,087,057	3,580,510	5,280,262	4,079,277	2,032,880	1,777,733	652,782

Contract owners’ equity end of period	$10,408,997	5,108,147	2,987,574	3,580,510	3,183,952	4,079,277	3,480,598	1,777,733

CHANGES IN UNITS:
Beginning units	320,513	94,015	425,737	576,322	314,135	185,175	135,152	64,514
Units purchased	904,394	856,172	4,919,139	4,204,286	1,239,031	1,156,497	955,714	1,018,139
Units redeemed	(636,493)	(629,674)	(4,971,304)	(4,354,871)	(1,281,924)	(1,027,537)	(853,049)	(947,501)

Ending units	588,414	320,513	373,572	425,737	271,242	314,135	237,817	135,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROHC		PROIND		PROINT		PRONET
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(127,503)	(45,468)	(50,813)	(38,176)	(53,573)	(50,275)	(43,788)	(24,637)
Realized gain (loss) on investments	1,194,029	698,137	501,933	531,348	(392,718)	178,589	(73,865)	323,272
Change in unrealized gain (loss) on investments	518,321	233,035	(487,390)	582,633	(239,829)	37,134	(159,051)	211,946
Reinvested capital gains	-	-	-	-	363,217	199,907	155,349	88,106

Net increase (decrease) in contract owners’ equity resulting from operations	1,584,847	885,704	(36,270)	1,075,805	(322,903)	365,355	(121,355)	598,687

Equity transactions:
Purchase payments received from contract owners (note 3)	2,565,944	1,280,396	622,207	1,379,377	286,308	390,965	1,155,258	389,139
Transfers between funds	4,368,007	3,180,732	(3,987,941)	2,885,861	(2,149,453)	1,054,856	(2,040,416)	1,893,411
Redemptions (note 3)	(1,215,396)	(386,210)	(261,289)	(88,548)	(271,974)	(459,010)	(307,614)	(130,639)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,319)	(653)	(887)	(469)	(2)	(3,628)	(1,170)	(102)
Adjustments to maintain reserves	(106)	(119)	(51)	(74)	(47)	(79)	(44)	(96)

Net equity transactions	5,694,130	4,074,146	(3,627,961)	4,176,147	(2,135,168)	983,104	(1,193,986)	2,151,713

Net change in contract owners’ equity	7,278,977	4,959,850	(3,664,231)	5,251,952	(2,458,071)	1,348,459	(1,315,341)	2,750,400
Contract owners’ equity beginning of period	6,211,685	1,251,835	7,200,812	1,948,860	4,695,778	3,347,319	3,265,348	514,948

Contract owners’ equity end of period	$13,490,662	6,211,685	3,536,581	7,200,812	2,237,707	4,695,778	1,950,007	3,265,348

CHANGES IN UNITS:
Beginning units	407,435	113,070	532,485	196,512	383,339	320,958	219,621	51,684
Units purchased	1,465,722	1,705,053	433,244	1,251,397	719,213	987,627	512,236	773,821
Units redeemed	(1,145,214)	(1,410,688)	(714,590)	(915,424)	(901,954)	(925,246)	(600,409)	(605,884)

Ending units	727,943	407,435	251,139	532,485	200,598	383,339	131,448	219,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROJP		PRON		PROOG		PROPHR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,305)	(65,864)	(119,662)	(61,552)	(68,696)	(37,552)	(33,926)	8,911
Realized gain (loss) on investments	(1,418,320)	976,884	1,125,351	1,150,517	(95,127)	332,046	402,601	143,087
Change in unrealized gain (loss) on investments	(76,489)	114,740	(269,598)	187,545	(1,306,723)	273,605	10,202	100,994
Reinvested capital gains	1,231,498	-	350,423	-	477,309	146,333	126,265	97,347

Net increase (decrease) in contract owners’ equity resulting from operations	(304,616)	1,025,760	1,086,514	1,276,510	(993,237)	714,432	505,142	350,339

Equity transactions:
Purchase payments received from contract owners (note 3)	61,195	643,070	1,045,909	668,634	1,931,336	526,833	696,420	440,389
Transfers between funds	(1,671,586)	1,109,289	7,013,128	4,254,644	6,073,555	(477,228)	329,208	1,462,502
Redemptions (note 3)	(181,930)	(262,767)	(1,778,433)	(575,102)	(359,087)	(269,327)	(399,304)	(189,938)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,431)	(2,265)	(10,233)	(1,815)	(3,218)	(911)	(5,117)	(642)
Adjustments to maintain reserves	(98)	(69)	(200)	(55)	(92)	(97)	(172)	(30)

Net equity transactions	(1,793,850)	1,487,258	6,270,171	4,346,306	7,642,494	(220,730)	621,035	1,712,281

Net change in contract owners’ equity	(2,098,466)	2,513,018	7,356,685	5,622,816	6,649,257	493,702	1,126,177	2,062,620
Contract owners’ equity beginning of period	3,830,548	1,317,530	10,386,060	4,763,244	4,009,939	3,516,237	3,148,383	1,085,763

Contract owners’ equity end of period	$1,732,082	3,830,548	17,742,745	10,386,060	10,659,196	4,009,939	4,274,560	3,148,383

CHANGES IN UNITS:
Beginning units	303,478	152,930	634,252	385,195	290,843	311,471	212,949	94,784
Units purchased	1,075,734	3,347,901	8,168,604	8,318,824	1,324,750	688,967	949,218	585,820
Units redeemed	(1,244,470)	(3,197,353)	(7,861,974)	(8,069,767)	(729,164)	(709,595)	(915,857)	(467,655)

Ending units	134,742	303,478	940,882	634,252	886,429	290,843	246,310	212,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROPM		PRORE		PRORRO		PROSCN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,542)	(38,472)	13,688	(13,660)	(22,791)	(32,416)	(29,098)	(2,759)
Realized gain (loss) on investments	(636,649)	(1,401,346)	511,256	(19,451)	(533,386)	225,740	416,811	92,588
Change in unrealized gain (loss) on investments	34,481	283,161	299,842	(12,755)	(42,452)	26,570	216,213	15,235
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(641,710)	(1,156,657)	824,786	(45,866)	(598,629)	219,894	603,926	105,064

Equity transactions:
Purchase payments received from contract owners (note 3)	293,380	701,190	1,281,840	1,089,830	29,935	297,959	1,175,866	35,757
Transfers between funds	329,492	316,085	3,012,943	(2,127,909)	(996,406)	1,462,141	3,670,481	69,850
Redemptions (note 3)	(230,297)	(524,934)	(457,898)	(233,778)	(134,017)	(527,238)	(358,014)	(23,830)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,377)	(285)	(6,206)	(85)	(2,406)	(1,277)	(1,796)	(226)
Adjustments to maintain reserves	(94)	(47)	(97)	(95)	(40)	(76)	(69)	(26)

Net equity transactions	387,104	492,009	3,830,582	(1,272,037)	(1,102,934)	1,231,509	4,486,468	81,525

Net change in contract owners’ equity	(254,606)	(664,648)	4,655,368	(1,317,903)	(1,701,563)	1,451,403	5,090,394	186,589
Contract owners’ equity beginning of period	2,198,155	2,862,803	1,968,101	3,286,004	2,315,767	864,364	297,110	110,521

Contract owners’ equity end of period	$1,943,549	2,198,155	6,623,469	1,968,101	614,204	2,315,767	5,387,504	297,110

CHANGES IN UNITS:
Beginning units	516,611	410,943	186,742	307,573	406,251	174,521	27,132	13,309
Units purchased	3,220,047	6,454,369	1,414,670	1,342,805	6,538,814	8,358,009	1,009,027	1,324,223
Units redeemed	(3,128,075)	(6,348,701)	(1,091,056)	(1,463,636)	(6,787,074)	(8,126,279)	(664,603)	(1,310,400)

Ending units	608,583	516,611	510,356	186,742	157,991	406,251	371,556	27,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROSEM		PROSIN		PROSN		PROTEC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,318)	(10,282)	(10,316)	(17,090)	(10,003)	(13,404)	(88,202)	(32,561)
Realized gain (loss) on investments	(113,557)	(205,980)	(2,773)	(178,548)	(397,414)	(348,186)	697,907	239,879
Change in unrealized gain (loss) on investments	3,317	24,886	27,926	(1,835)	10,104	(10,113)	(124,064)	274,000
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,558)	(191,376)	14,837	(197,473)	(397,313)	(371,703)	485,641	481,318

Equity transactions:
Purchase payments received from contract owners (note 3)	2,788	64,895	69,557	72,604	47,201	107,271	1,760,647	313,459
Transfers between funds	(68,451)	(23,102)	(126,832)	287,988	348,080	251,848	(154,013)	1,527,391
Redemptions (note 3)	(36,813)	(76,436)	(30,921)	(37,074)	(38,497)	(58,262)	(276,737)	(153,884)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39)	(2,999)	(222)	(529)	(901)	(404)	(2,811)	(291)
Adjustments to maintain reserves	(26)	(24)	(23)	(35)	(18)	(38)	(55)	(63)

Net equity transactions	(102,541)	(37,666)	(88,441)	322,954	355,865	300,415	1,327,031	1,686,612

Net change in contract owners’ equity	(216,099)	(229,042)	(73,604)	125,481	(41,448)	(71,288)	1,812,672	2,167,930
Contract owners’ equity beginning of period	262,351	491,393	515,832	390,351	423,062	494,350	4,079,935	1,912,005

Contract owners’ equity end of period	$46,252	262,351	442,228	515,832	381,614	423,062	5,892,607	4,079,935

CHANGES IN UNITS:
Beginning units	33,825	63,269	99,808	58,276	100,893	81,510	329,911	190,108
Units purchased	761,874	3,625,236	902,507	2,141,615	4,039,454	5,500,183	1,316,383	1,076,832
Units redeemed	(789,324)	(3,654,680)	(916,906)	(2,100,083)	(4,026,088)	(5,480,800)	(1,235,974)	(937,029)

Ending units	6,375	33,825	85,409	99,808	114,259	100,893	410,320	329,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROTEL		PROGVP		PROUN		PROUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,570	6,379	(40,294)	(64,579)	(61,890)	(30,974)	30,832	24,309
Realized gain (loss) on investments	(10,985)	(142,268)	801,635	(1,098,956)	1,536,139	1,331,361	718,956	108,802
Change in unrealized gain (loss) on investments	(17,724)	115,045	42,051	(21,414)	(86,427)	(14,280)	166,268	(540)
Reinvested capital gains	-	25,407	-	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,139)	4,563	803,392	(881,249)	1,387,822	1,286,107	916,056	132,571

Equity transactions:
Purchase payments received from contract owners (note 3)	108,196	307,186	208,390	942,196	158,718	514,896	2,212,820	376,803
Transfers between funds	113,707	(3,861,170)	272,688	(74,585)	(2,679,074)	5,377,652	1,350,289	(666,351)
Redemptions (note 3)	(55,057)	(20,589)	(338,103)	(1,510,425)	(633,780)	(468,473)	(439,976)	(240,174)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(861)	-	(713)	(6,499)	(8,663)	(1,465)	(5,197)	(688)
Adjustments to maintain reserves	(7)	(48)	79	(12,925)	(70)	(172)	(110)	(82)

Net equity transactions	165,978	(3,574,621)	142,341	(662,238)	(3,162,869)	5,422,438	3,117,826	(530,492)

Net change in contract owners’ equity	157,839	(3,570,058)	945,733	(1,543,487)	(1,775,047)	6,708,545	4,033,882	(397,921)
Contract owners’ equity beginning of period	412,848	3,982,906	1,593,389	3,136,876	8,062,616	1,354,071	1,336,584	1,734,505

Contract owners’ equity end of period	$570,687	412,848	2,539,122	1,593,389	6,287,569	8,062,616	5,370,466	1,336,584

CHANGES IN UNITS:
Beginning units	34,300	363,734	135,761	211,249	312,708	92,860	112,703	163,570
Units purchased	194,448	676,318	3,118,971	8,613,376	2,882,811	3,324,377	1,548,714	991,129
Units redeemed	(180,877)	(1,005,752)	(3,093,570)	(8,688,864)	(3,010,607)	(3,104,529)	(1,296,742)	(1,041,996)

Ending units	47,871	34,300	161,162	135,761	184,912	312,708	364,675	112,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMFU		RSRF		RVAMR		RBKF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(50,210)	(47,472)	(118,360)	(97,504)	(182,501)	(176,530)	(1,416)	(21,861)
Realized gain (loss) on investments	183,710	(463,482)	476,304	156,783	903,628	659,201	(32,725)	337,442
Change in unrealized gain (loss) on investments	289,461	533,137	(278,444)	966,197	(1,609,481)	1,861,640	(256,330)	(50,235)
Reinvested capital gains	-	-	-	-	1,119,869	-	282,260	186,293

Net increase (decrease) in contract owners’ equity resulting from operations	422,961	22,183	79,500	1,025,476	231,515	2,344,311	(8,211)	451,639

Equity transactions:
Purchase payments received from contract owners (note 3)	462,837	630,088	1,043,890	1,074,499	2,347,668	886,918	200,691	297,772
Transfers between funds	(279,679)	(303,464)	492,564	(423,993)	83,767	2,222,784	355,020	(2,553,706)
Redemptions (note 3)	(396,432)	(661,957)	(1,785,375)	(890,512)	(1,667,590)	(1,509,162)	(231,395)	(267,595)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,979)	(10,493)	(802)	(4,708)	(15,377)	(12,763)	(1,130)	(408)
Adjustments to maintain reserves	(148)	(137)	(156)	(128)	(51)	(97)	(86)	(329)

Net equity transactions	(219,401)	(345,963)	(249,879)	(244,842)	748,417	1,587,680	323,100	(2,524,266)

Net change in contract owners’ equity	203,560	(323,780)	(170,379)	780,634	979,932	3,931,991	314,889	(2,072,627)
Contract owners’ equity beginning of period	3,156,056	3,479,836	7,978,425	7,197,791	14,563,763	10,631,772	1,611,604	3,684,231

Contract owners’ equity end of period	$3,359,616	3,156,056	7,808,046	7,978,425	15,543,695	14,563,763	1,926,493	1,611,604

CHANGES IN UNITS:
Beginning units	454,481	506,656	564,715	594,453	1,198,793	1,064,254	196,923	584,843
Units purchased	504,463	276,884	187,330	189,781	463,243	553,599	1,235,632	3,744,058
Units redeemed	(519,240)	(329,059)	(206,030)	(219,519)	(412,272)	(419,060)	(1,199,285)	(4,131,978)

Ending units	439,704	454,481	546,015	564,715	1,249,764	1,198,793	233,270	196,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RBMF		RVBER		RBF		RVCLR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$82,589	(42,525)	(85,966)	(1,516)	(165,338)	(125,599)	(178,564)	(3,973)
Realized gain (loss) on investments	(184,128)	(508,850)	420,196	447,195	1,836,024	2,656,261	452,119	645,935
Change in unrealized gain (loss) on investments	(449,668)	58,743	(1,361,247)	607,293	850,613	523,250	(1,251,752)	150,597
Reinvested capital gains	285,531	244,947	1,114,760	-	-	-	946,978	323,037

Net increase (decrease) in contract owners’ equity resulting from operations	(265,676)	(247,685)	87,743	1,052,972	2,521,299	3,053,912	(31,219)	1,115,596

Equity transactions:
Purchase payments received from contract owners (note 3)	306,490	291,453	1,162,708	536,013	1,593,534	1,000,339	1,332,281	458,121
Transfers between funds	(741,916)	(1,405,632)	1,891,508	(911,078)	1,511,793	(94,062)	7,644,059	858,328
Redemptions (note 3)	(588,404)	(744,388)	(728,084)	(796,177)	(1,434,291)	(1,078,525)	(1,685,507)	(1,423,045)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,096)	(1,241)	(9,388)	(4,316)	(1,204)	(3,371)	(5,955)	(14,772)
Adjustments to maintain reserves	(51)	(178)	(100)	(39)	(22)	(158)	(87)	(100)

Net equity transactions	(1,027,977)	(1,859,986)	2,316,644	(1,175,597)	1,669,810	(175,777)	7,284,791	(121,468)

Net change in contract owners’ equity	(1,293,653)	(2,107,671)	2,404,387	(122,625)	4,191,109	2,878,135	7,253,572	994,128
Contract owners’ equity beginning of period	4,895,991	7,003,662	7,580,969	7,703,594	9,526,308	6,648,173	15,158,693	14,164,565

Contract owners’ equity end of period	$3,602,338	4,895,991	9,985,356	7,580,969	13,717,417	9,526,308	22,412,265	15,158,693

CHANGES IN UNITS:
Beginning units	218,828	317,742	677,455	803,979	412,742	442,089	1,377,640	1,398,310
Units purchased	842,929	1,313,171	399,379	294,695	1,278,704	2,343,677	1,063,481	633,144
Units redeemed	(894,395)	(1,412,085)	(198,480)	(421,219)	(1,232,905)	(2,373,024)	(416,473)	(653,814)

Ending units	167,362	218,828	878,354	677,455	458,541	412,742	2,024,648	1,377,640

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVCMD		RCPF		RVLDD		RELF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,199)	(52,691)	(60,102)	(21,306)	(123,645)	(139,986)	(51,654)	(22,605)
Realized gain (loss) on investments	(29,757)	(78,601)	636,170	1,584,161	(464,875)	3,438,553	406,145	580,935
Change in unrealized gain (loss) on investments	(1,085,189)	(66,206)	(324,965)	267,878	(978,760)	916,252	117,739	14,646
Reinvested capital gains	-	-	592,993	-	2,795,138	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,160,145)	(197,498)	844,096	1,830,733	1,227,858	4,214,819	472,230	572,976

Equity transactions:
Purchase payments received from contract owners (note 3)	441,233	320,599	591,924	931,605	186,650	1,540,488	176,778	13,158
Transfers between funds	505,453	(817,117)	330,257	(1,447,914)	(5,262,357)	3,279,037	2,396,175	(331,459)
Redemptions (note 3)	(524,800)	(679,136)	(776,331)	(1,112,464)	(1,679,286)	(806,527)	(718,868)	(170,334)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(453)	(4,282)	(1,940)	(2,902)	(13,523)	(9,576)	(881)	(441)
Adjustments to maintain reserves	(6)	(155)	(112)	(142)	(145)	(141)	(93)	(96)

Net equity transactions	421,427	(1,180,091)	143,798	(1,631,817)	(6,768,661)	4,003,281	1,853,111	(489,172)

Net change in contract owners’ equity	(738,718)	(1,377,589)	987,894	198,916	(5,540,803)	8,218,100	2,325,341	83,804
Contract owners’ equity beginning of period	3,163,749	4,541,338	7,850,995	7,652,079	15,127,161	6,909,061	2,140,213	2,056,409

Contract owners’ equity end of period	$2,425,031	3,163,749	8,838,889	7,850,995	9,586,358	15,127,161	4,465,554	2,140,213

CHANGES IN UNITS:
Beginning units	679,934	929,892	312,694	382,444	860,829	633,796	234,202	298,819
Units purchased	1,022,890	1,341,285	818,213	1,766,043	4,355,011	6,669,569	1,785,566	2,681,931
Units redeemed	(893,528)	(1,591,243)	(813,116)	(1,835,793)	(4,731,152)	(6,442,536)	(1,619,382)	(2,746,548)

Ending units	809,296	679,934	317,791	312,694	484,688	860,829	400,386	234,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RENF		RESF		RLCE		RFSF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,679)	(102,845)	(138,574)	(95,266)	(12,816)	(49,149)	(50,845)	(53,307)
Realized gain (loss) on investments	142,778	857,325	(2,709,752)	931,288	(539,005)	629,819	443,330	1,196,595
Change in unrealized gain (loss) on investments	(5,056,504)	748,448	(3,076,318)	157,143	(215,115)	(60,307)	198,643	34,793
Reinvested capital gains	1,805,278	119,075	1,268,083	283,573	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,265,127)	1,622,003	(4,656,561)	1,276,738	(766,936)	520,363	591,128	1,178,081

Equity transactions:
Purchase payments received from contract owners (note 3)	1,847,759	665,203	903,685	473,763	230,633	152,577	524,826	957,305
Transfers between funds	10,502,823	(1,703,661)	8,206,991	988,302	(4,865,262)	110,647	1,886,535	(914,871)
Redemptions (note 3)	(1,370,419)	(834,404)	(1,011,847)	(803,902)	(317,148)	(449,669)	(539,411)	(463,969)
Annuity benefits	-	(176)	-	(170)	-	(81)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,145)	(2,074)	(2,082)	(915)	(1,687)	(2,277)	(1,014)	(1,403)
Adjustments to maintain reserves	(2,425)	(2,680)	(148)	(83)	(21)	(142)	(176)	(125)

Net equity transactions	10,974,593	(1,877,792)	8,096,599	656,995	(4,953,485)	(188,945)	1,870,760	(423,063)

Net change in contract owners’ equity	7,709,466	(255,789)	3,440,038	1,933,733	(5,720,421)	331,418	2,461,888	755,018
Contract owners’ equity beginning of period	8,133,526	8,389,315	7,762,863	5,829,130	7,083,250	6,751,832	5,285,828	4,530,810

Contract owners’ equity end of period	$15,842,992	8,133,526	11,202,901	7,762,863	1,362,829	7,083,250	7,747,716	5,285,828

CHANGES IN UNITS:
Beginning units	306,654	384,516	261,356	241,614	598,527	724,600	505,938	545,150
Units purchased	1,499,012	1,275,463	1,486,298	1,340,358	1,525,609	2,552,703	1,335,694	2,646,245
Units redeemed	(1,046,045)	(1,353,325)	(1,195,133)	(1,320,616)	(1,989,528)	(2,678,776)	(1,170,300)	(2,685,457)

Ending units	759,621	306,654	552,521	261,356	134,608	598,527	671,332	505,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUGB		RHCF		RINF		RVIDD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,722)	(94,033)	(217,257)	(131,972)	(77,905)	(69,123)	(35,499)	(51,467)
Realized gain (loss) on investments	2,681,373	(10,076,113)	2,777,411	2,474,699	349,470	867,754	(498,686)	(1,769,502)
Change in unrealized gain (loss) on investments	746,859	(181,154)	(378,502)	1,029,362	(841,487)	904,614	85,278	(153,594)
Reinvested capital gains	-	1,193,928	672,639	-	381,276	144,734	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,364,510	(9,157,372)	2,854,291	3,372,089	(188,646)	1,847,979	(448,907)	(1,974,563)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,754,492	1,103,657	2,620,249	2,145,392	226,462	389,319	(205,682)	1,143,326
Transfers between funds	5,225,324	5,476,848	1,977,162	2,029,515	(3,795,674)	3,110,455	498,724	988,958
Redemptions (note 3)	(3,291,520)	(3,157,965)	(1,634,829)	(1,304,172)	(868,092)	(455,502)	(102,492)	(1,758,285)
Annuity benefits	-	-	-	-	-	(144)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,222)	(11,234)	(6,575)	(3,075)	(997)	(1,087)	(2,632)	(5,348)
Adjustments to maintain reserves	10,862	4,934	(2,145)	(2,034)	(66)	(170)	269,624	(536)

Net equity transactions	3,689,936	3,416,240	2,953,862	2,865,626	(4,438,367)	3,042,871	457,542	368,115

Net change in contract owners’ equity	7,054,446	(5,741,132)	5,808,153	6,237,715	(4,627,013)	4,890,850	8,635	(1,606,448)
Contract owners’ equity beginning of period	5,255,438	10,996,570	13,505,899	7,268,184	8,210,449	3,319,599	1,652,682	3,259,130

Contract owners’ equity end of period	$12,309,884	5,255,438	19,314,052	13,505,899	3,583,436	8,210,449	1,661,317	1,652,682

CHANGES IN UNITS:
Beginning units	349,681	587,510	702,990	528,331	310,691	185,142	1,540,494	1,663,040
Units purchased	12,639,851	29,281,459	1,801,445	2,782,064	568,050	976,799	72,642,968	84,767,169
Units redeemed	(12,367,753)	(29,519,288)	(1,685,965)	(2,607,405)	(744,221)	(851,250)	(72,186,866)	(84,889,715)

Ending units	621,779	349,681	818,470	702,990	134,520	310,691	1,996,596	1,540,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RJNF		RVIMC		RAF		RVISC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(67,471)	(95,905)	(12,622)	(14,202)	(12,036)	(20,299)	(29,366)	(25,452)
Realized gain (loss) on investments	(2,210,303)	158,167	(80,672)	(244,138)	(283,602)	(502,351)	(135,495)	(685,042)
Change in unrealized gain (loss) on investments	(68,121)	113,156	(16,193)	(17,759)	14,251	(2,299)	12,918	15,531
Reinvested capital gains	247,206	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,098,689)	175,418	(109,487)	(276,099)	(281,387)	(524,949)	(151,943)	(694,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	453,448	349,407	108,837	89,924	86,355	97,328	136,950	152,875
Transfers between funds	(7,274,985)	10,609,672	51,497	436,271	63,115	(946,975)	134,389	942,506
Redemptions (note 3)	(1,081,474)	(1,954,911)	(46,515)	(87,953)	(65,140)	(591,460)	(199,617)	(181,762)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,232)	(3,357)	(215)	(121)	(103)	(1,284)	(1,260)	(1,081)
Adjustments to maintain reserves	(76)	(1,338)	(31)	(305)	(45)	(44)	(79)	(1,250)

Net equity transactions	(7,906,319)	8,999,473	113,573	437,816	84,182	(1,442,435)	70,383	911,288

Net change in contract owners’ equity	(10,005,008)	9,174,891	4,086	161,717	(197,205)	(1,967,384)	(81,560)	216,325
Contract owners’ equity beginning of period	12,393,562	3,218,671	694,206	532,489	589,385	2,556,769	1,327,490	1,111,165

Contract owners’ equity end of period	$2,388,554	12,393,562	698,292	694,206	392,180	589,385	1,245,930	1,327,490

CHANGES IN UNITS:
Beginning units	2,866,211	869,975	298,812	163,777	399,140	1,229,953	603,134	353,496
Units purchased	24,476,066	76,606,273	3,137,046	4,191,920	12,515,058	23,608,721	31,561,713	35,271,159
Units redeemed	(26,544,075)	(74,610,037)	(3,084,221)	(4,056,885)	(12,592,360)	(24,439,534)	(31,509,648)	(35,021,521)

Ending units	798,202	2,866,211	351,637	298,812	321,838	399,140	655,199	603,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUF		RLCJ		RLF		RMED
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,984)	(62,514)	(18,072)	(37,709)	(58,826)	(43,910)	(55,863)	(74,433)
Realized gain (loss) on investments	(716,385)	(1,514,696)	(789,422)	648,771	701,351	1,385,348	142,833	1,653,950
Change in unrealized gain (loss) on investments	25,376	31,871	(406,155)	49,475	(1,130,567)	477,732	(285,631)	139,312
Reinvested capital gains	-	-	703,066	-	707,576	-	407,497	-

Net increase (decrease) in contract owners’ equity resulting from operations	(732,993)	(1,545,339)	(510,583)	660,537	219,534	1,819,170	208,836	1,718,829

Equity transactions:
Purchase payments received from contract owners (note 3)	119,696	296,522	14,394	575,313	263,234	645,727	121,560	989,306
Transfers between funds	911,895	(45,657)	(958,025)	(304,628)	392,396	(1,414,161)	(811,617)	(3,206,469)
Redemptions (note 3)	(293,221)	(732,548)	(155,712)	(562,936)	(844,694)	(1,302,590)	(1,296,955)	(1,057,781)
Annuity benefits	-	-	-	(80)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,673)	(4,356)	(231)	(827)	(1,187)	(3,603)	(8,967)	(5,998)
Adjustments to maintain reserves	(71)	(88)	(71)	(124)	(38)	(220)	(129)	740

Net equity transactions	733,626	(486,127)	(1,099,645)	(293,282)	(190,289)	(2,074,847)	(1,996,108)	(3,280,202)

Net change in contract owners’ equity	633	(2,031,466)	(1,610,228)	367,255	29,245	(255,677)	(1,787,272)	(1,561,373)
Contract owners’ equity beginning of period	2,017,505	4,048,971	2,492,057	2,124,802	4,912,517	5,168,194	4,876,218	6,437,591

Contract owners’ equity end of period	$2,018,138	2,017,505	881,829	2,492,057	4,941,762	4,912,517	3,088,946	4,876,218

CHANGES IN UNITS:
Beginning units	737,210	1,072,355	175,090	246,456	191,698	283,744	181,969	321,813
Units purchased	23,129,048	26,602,273	1,290,563	3,123,192	401,489	255,359	1,088,323	1,607,831
Units redeemed	(22,987,399)	(26,937,418)	(1,386,180)	(3,194,558)	(411,284)	(347,405)	(1,175,803)	(1,747,675)

Ending units	878,859	737,210	79,473	175,090	181,903	191,698	94,489	181,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		RVF		ROF		RNF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(96,213)	(100,772)	(238,766)	(146,187)	(225,576)	(130,828)	(150,847)	(153,860)
Realized gain (loss) on investments	46,369	190,507	(2,248,087)	3,683,148	3,710,674	2,877,102	2,270,505	4,857,923
Change in unrealized gain (loss) on investments	250,516	(75,720)	(4,770,138)	1,362,512	(1,067,072)	761,861	101,351	(266,949)
Reinvested capital gains	-	-	10,822,487	1,814,037	870,062	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	200,672	14,015	3,565,496	6,713,510	3,288,088	3,508,135	2,221,009	4,437,114

Equity transactions:
Purchase payments received from contract owners (note 3)	689,469	891,040	792,060	396,305	3,736,301	1,672,701	606,802	340,569
Transfers between funds	(305,549)	(356,877)	8,891,897	9,099,774	(2,852,464)	8,071,763	(16,471,982)	16,138,769
Redemptions (note 3)	(930,030)	(1,470,776)	(2,962,454)	(1,401,084)	(4,395,336)	(1,409,589)	(2,146,030)	(1,787,536)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,915)	(5,802)	(11,423)	(6,174)	(7,817)	(3,392)	(8,626)	(3,844)
Adjustments to maintain reserves	54	(118)	16	(172)	(181)	(170)	(183)	(129)

Net equity transactions	(548,971)	(942,533)	6,710,096	8,088,649	(3,519,497)	8,331,313	(18,020,019)	14,687,829

Net change in contract owners’ equity	(348,299)	(928,518)	10,275,592	14,802,159	(231,409)	11,839,448	(15,799,010)	19,124,943
Contract owners’ equity beginning of period	7,062,750	7,991,268	20,772,792	5,970,633	19,264,862	7,425,414	28,504,432	9,379,489

Contract owners’ equity end of period	$6,714,451	7,062,750	31,048,384	20,772,792	19,033,453	19,264,862	12,705,422	28,504,432

CHANGES IN UNITS:
Beginning units	794,484	901,230	936,401	458,586	887,995	436,120	1,902,052	841,905
Units purchased	165,391	575,846	5,717,017	7,499,559	5,980,883	5,273,797	13,564,750	16,470,441
Units redeemed	(227,474)	(682,592)	(5,626,321)	(7,021,744)	(6,122,350)	(4,821,922)	(14,799,873)	(15,410,294)

Ending units	732,401	794,484	1,027,097	936,401	746,528	887,995	666,929	1,902,052

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RPMF		RREF		RRF		RMEK
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,356)	(61,194)	(32,265)	62,932	(42,275)	(50,348)	(66,781)	(92,440)
Realized gain (loss) on investments	(1,085,341)	(10,909,563)	818,454	600,129	(315,880)	798,708	19,623	2,501,384
Change in unrealized gain (loss) on investments	(1,663,300)	1,267,214	565,357	(371,515)	205,821	(119,375)	(227,350)	246,587
Reinvested capital gains	-	-	-	-	354,190	414,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,904,997)	(9,703,543)	1,351,546	291,546	201,856	1,043,901	(274,508)	2,655,531

Equity transactions:
Purchase payments received from contract owners (note 3)	602,821	876,867	869,861	760,946	57,987	68,371	158,722	734,332
Transfers between funds	1,994,014	200,665	2,584,173	(4,632,116)	(21,363)	964,277	226,488	(720,198)
Redemptions (note 3)	(1,064,931)	(1,512,209)	(1,285,653)	(1,467,629)	(453,219)	(357,643)	(524,180)	(1,178,381)
Annuity benefits	-	(139)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,432)	(7,604)	(6,071)	(5,130)	(476)	(601)	(4,109)	(5,894)
Adjustments to maintain reserves	(906)	(826)	(90)	(178)	(56)	(96)	(1,362)	(1,103)

Net equity transactions	1,529,566	(443,246)	2,162,220	(5,344,107)	(417,127)	674,308	(144,441)	(1,171,244)

Net change in contract owners’ equity	(1,375,431)	(10,146,789)	3,513,766	(5,052,561)	(215,271)	1,718,209	(418,949)	1,484,287
Contract owners’ equity beginning of period	9,533,254	19,680,043	7,335,555	12,388,116	4,609,507	2,891,298	5,993,870	4,509,583

Contract owners’ equity end of period	$8,157,823	9,533,254	10,849,321	7,335,555	4,394,236	4,609,507	5,574,921	5,993,870

CHANGES IN UNITS:
Beginning units	851,731	885,640	391,260	680,026	192,774	162,131	252,741	279,441
Units purchased	2,852,650	3,287,772	1,710,471	2,495,174	480,578	1,556,340	3,268,013	5,352,149
Units redeemed	(2,824,440)	(3,321,681)	(1,609,075)	(2,783,940)	(485,459)	(1,525,697)	(3,283,272)	(5,378,849)

Ending units	879,941	851,731	492,656	391,260	187,893	192,774	237,482	252,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTF		RVLCG		RVLCV		RVMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(205,840)	(166,574)	(725,220)	(450,880)	(511,998)	(401,183)	(344,056)	(390,580)
Realized gain (loss) on investments	1,191,175	5,084,346	5,724,436	6,154,278	4,906,051	4,936,907	(1,709,333)	1,172,344
Change in unrealized gain (loss) on investments	(960,346)	1,081,013	(7,211,446)	3,284,925	(4,557,991)	2,931,792	(3,652,884)	2,615,495
Reinvested capital gains	3,509,869	-	5,852,907	-	2,577,273	-	3,423,397	2,460,732

Net increase (decrease) in contract owners’ equity resulting from operations	3,534,858	5,998,785	3,640,677	8,988,323	2,413,335	7,467,516	(2,282,876)	5,857,991

Equity transactions:
Purchase payments received from contract owners (note 3)	784,652	1,839,924	5,701,897	3,072,431	6,928,111	6,062,149	3,454,966	2,477,288
Transfers between funds	(1,273,010)	3,502,207	16,869,795	13,121,863	(6,141,804)	19,590,203	(15,450,590)	12,059,764
Redemptions (note 3)	(1,967,685)	(933,621)	(4,156,340)	(3,056,092)	(4,625,811)	(3,194,433)	(2,169,218)	(3,022,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(34,127)	(2,183)	(12,974)	(12,732)	(9,817)	(11,356)	(7,271)	(6,076)
Adjustments to maintain reserves	(83)	(136)	(224)	(112)	(186)	(161)	(139)	(149)

Net equity transactions	(2,490,253)	4,406,191	18,402,154	13,125,358	(3,849,507)	22,446,402	(14,172,252)	11,508,721

Net change in contract owners’ equity	1,044,605	10,404,976	22,042,831	22,113,681	(1,436,172)	29,913,918	(16,455,128)	17,366,712
Contract owners’ equity beginning of period	15,631,139	5,226,163	40,474,629	18,360,948	43,034,012	13,120,094	35,384,794	18,018,082

Contract owners’ equity end of period	$16,675,744	15,631,139	62,517,460	40,474,629	41,597,840	43,034,012	18,929,666	35,384,794

CHANGES IN UNITS:
Beginning units	1,014,924	582,339	2,287,444	1,437,364	2,417,188	1,057,510	1,496,626	995,696
Units purchased	6,309,673	10,185,263	6,943,449	5,020,496	6,185,977	6,909,502	4,671,278	5,313,584
Units redeemed	(6,432,999)	(9,752,678)	(6,036,299)	(4,170,416)	(6,474,435)	(5,549,824)	(5,340,739)	(4,812,654)

Ending units	891,598	1,014,924	3,194,594	2,287,444	2,128,730	2,417,188	827,165	1,496,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMCV		RVSCG		RVSCV		RVSDL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(264,697)	(214,369)	(257,141)	(304,450)	(151,080)	(106,372)	(27,706)	(16,687)
Realized gain (loss) on investments	(592,155)	2,920,051	75,947	3,607,947	283,385	1,956,823	430,410	(138,329)
Change in unrealized gain (loss) on investments	(1,191,998)	235,438	(1,405,380)	1,418,422	(1,986,151)	1,241,525	164,720	45,008
Reinvested capital gains	1,443,269	-	-	1,443,441	1,416,133	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(605,581)	2,941,120	(1,586,574)	6,165,360	(437,713)	3,091,976	567,424	(110,008)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,183,257	1,130,825	2,369,634	2,334,962	1,814,241	1,907,425	545,100	41,308
Transfers between funds	(8,751,618)	11,555,166	(14,352,624)	10,759,511	(5,573,168)	4,003,016	2,465,741	(2,192,486)
Redemptions (note 3)	(2,459,791)	(1,550,798)	(1,244,185)	(2,215,162)	(822,150)	(1,101,631)	(628,980)	(131,943)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,050)	(4,051)	(3,230)	(3,414)	(3,576)	(4,344)	(777)	(2,883)
Adjustments to maintain reserves	(209)	(146)	(206)	(139)	(107)	(95)	(89)	(71)

Net equity transactions	(9,031,411)	11,130,996	(13,230,611)	10,875,758	(4,584,760)	4,804,371	2,380,995	(2,286,075)

Net change in contract owners’ equity	(9,636,992)	14,072,116	(14,817,185)	17,041,118	(5,022,473)	7,896,347	2,948,419	(2,396,083)
Contract owners’ equity beginning of period	20,702,285	6,630,169	29,782,353	12,741,235	14,186,349	6,290,002	808,868	3,204,951

Contract owners’ equity end of period	$11,065,293	20,702,285	14,965,168	29,782,353	9,163,876	14,186,349	3,757,287	808,868

CHANGES IN UNITS:
Beginning units	1,127,639	483,777	1,496,718	870,994	812,402	498,760	150,484	567,154
Units purchased	3,942,358	7,008,245	1,769,884	4,687,229	1,318,253	2,641,764	5,669,221	2,755,463
Units redeemed	(4,496,330)	(6,364,383)	(2,509,969)	(4,061,505)	(1,612,956)	(2,328,122)	(5,258,879)	(3,172,133)

Ending units	573,667	1,127,639	756,633	1,496,718	517,699	812,402	560,826	150,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTEC		RTEL		RTRF		RUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(115,372)	(69,183)	8,562	9,298	(128,629)	(105,857)	23,240	91,229
Realized gain (loss) on investments	686,781	751,386	54,366	103,880	1,836,307	2,256,698	840,246	430,793
Change in unrealized gain (loss) on investments	33,726	716,074	(71,121)	52,697	(124,008)	467,263	170,463	35,374
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	605,135	1,398,277	(8,193)	165,875	1,583,670	2,618,104	1,033,949	557,396

Equity transactions:
Purchase payments received from contract owners (note 3)	649,725	674,612	78,008	87,656	662,503	450,479	773,283	351,691
Transfers between funds	3,287,110	10,646	110,521	(17,225)	(259,017)	3,238,904	3,691,818	(1,832,991)
Redemptions (note 3)	(937,998)	(514,896)	(84,330)	(116,114)	(1,495,162)	(883,512)	(875,239)	(609,781)
Annuity benefits	-	-	-	-	-	(175)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,759)	(1,311)	(165)	(1,197)	(4,194)	(3,159)	(3,519)	(2,374)
Adjustments to maintain reserves	(164)	(125)	(103)	(26)	(164)	(116)	(112)	(70)

Net equity transactions	2,994,914	168,926	103,931	(46,906)	(1,096,034)	2,802,421	3,586,231	(2,093,525)

Net change in contract owners’ equity	3,600,049	1,567,203	95,738	118,969	487,636	5,420,525	4,620,180	(1,536,129)
Contract owners’ equity beginning of period	6,237,296	4,670,093	1,042,534	923,565	9,712,977	4,292,452	4,236,429	5,772,558

Contract owners’ equity end of period	$9,837,345	6,237,296	1,138,272	1,042,534	10,200,613	9,712,977	8,856,609	4,236,429

CHANGES IN UNITS:
Beginning units	362,371	354,947	117,499	119,021	410,896	266,492	315,279	479,076
Units purchased	1,289,754	1,708,792	1,221,987	3,820,047	993,911	1,848,015	3,041,665	4,058,300
Units redeemed	(1,124,150)	(1,701,368)	(1,212,588)	(3,821,569)	(1,049,540)	(1,703,611)	(2,805,174)	(4,222,097)

Ending units	527,975	362,371	126,898	117,499	355,267	410,896	551,770	315,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVWDL		GVFRB		GSBLMO		VWHA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,150)	(7,580)	(121,722)	(32,883)	(9,056)	(28)	(77,587)	(29,575)
Realized gain (loss) on investments	(92,545)	(39,910)	260,727	43,993	3,134	-	392,706	1,814
Change in unrealized gain (loss) on investments	(18,378)	407	(77,735)	67,360	15,899	105	(1,427,435)	229,262
Reinvested capital gains	-	-	-	-	-	-	-	42,986

Net increase (decrease) in contract owners’ equity resulting from operations	(117,073)	(47,083)	61,270	78,470	9,977	77	(1,112,316)	244,487

Equity transactions:
Purchase payments received from contract owners (note 3)	12,474	(4,544)	2,699,331	509,650	750,715	9,212	2,258,745	1,159,568
Transfers between funds	59,945	(35,158)	(261,472)	4,072,036	283,617	14,432	(765,788)	516,879
Redemptions (note 3)	(53,205)	(91,399)	(291,153)	(153,963)	(70,322)	-	(246,024)	(148,709)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(459)	(1,465)	(1,013)	(3,223)	(870)	-	(3,796)	(1,195)
Adjustments to maintain reserves	(9)	(111)	(63)	(53)	(21)	(3)	(228)	(95)

Net equity transactions	18,746	(132,677)	2,145,630	4,424,447	963,119	23,641	1,242,909	1,526,448

Net change in contract owners’ equity	(98,327)	(179,760)	2,206,900	4,502,917	973,096	23,718	130,593	1,770,935
Contract owners’ equity beginning of period	623,311	803,071	4,502,917	-	23,718	-	3,930,479	2,159,544

Contract owners’ equity end of period	$524,984	623,311	6,709,817	4,502,917	996,814	23,718	4,061,072	3,930,479

CHANGES IN UNITS:
Beginning units	63,300	77,859	443,521	-	2,358	-	461,180	276,250
Units purchased	315,142	902,283	1,753,164	862,369	124,774	2,358	997,223	325,252
Units redeemed	(309,016)	(916,842)	(1,540,338)	(418,848)	(31,645)	-	(859,567)	(140,322)

Ending units	69,426	63,300	656,347	443,521	95,487	2,358	598,836	461,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWAR		WRASP		HIBF3		RVDFA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,035)	(32,041)	(289,452)	(61,134)	74,270	235,127	-	(108,734)
Realized gain (loss) on investments	9,513	6,702	550,905	2,467,510	52,432	123,345	-	1,131,888
Change in unrealized gain (loss) on investments	(51,033)	64,314	(6,068,427)	2,588,277	3,810	(53,091)	-	448,399
Reinvested capital gains	23,243	16,118	3,833,638	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,312)	55,093	(1,973,336)	4,994,653	130,512	305,381	-	1,471,553

Equity transactions:
Purchase payments received from contract owners (note 3)	342,974	326,983	4,729,336	4,986,445	(109)	38,814	-	584,239
Transfers between funds	(96,394)	(1,397,685)	(3,975,609)	(15,452)	(4,473,399)	(1,441,463)	-	(11,433,298)
Redemptions (note 3)	(47,525)	(78,907)	(3,424,401)	(2,942,018)	(465,494)	(519,212)	-	(1,056,067)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(657)	(793)	(8,647)	(7,430)	(2,443)	(3,947)	-	(8,085)
Adjustments to maintain reserves	(61)	(33)	(216)	(200)	(26)	(85)	-	(98)

Net equity transactions	198,337	(1,150,435)	(2,679,537)	2,021,345	(4,941,471)	(1,925,893)	-	(11,913,309)

Net change in contract owners’ equity	154,025	(1,095,342)	(4,652,873)	7,015,998	(4,810,959)	(1,620,512)	-	(10,441,756)
Contract owners’ equity beginning of period	1,665,592	2,760,934	30,788,998	23,773,000	4,810,959	6,431,471	-	10,441,756

Contract owners’ equity end of period	$1,819,617	1,665,592	26,136,125	30,788,998	-	4,810,959	-	-

CHANGES IN UNITS:
Beginning units	168,013	287,520	2,219,333	2,119,340	308,078	435,367	-	1,212,032
Units purchased	47,527	60,622	924,282	2,617,498	3,069	19,496	-	124,873
Units redeemed	(27,183)	(180,129)	(1,120,381)	(2,517,505)	(311,147)	(146,785)	-	(1,336,905)

Ending units	188,357	168,013	2,023,234	2,219,333	-	308,078	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		TRF3		GBF3		GVIDA6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$109	(16,875)	230	3,321	25,417	4,826	(14,523)	25,968
Realized gain (loss) on investments	(120,968)	(189,727)	306,536	133,648	(613,313)	(638,445)	1,300,974	361,708
Change in unrealized gain (loss) on investments	16,547	(41,430)	(280,088)	216,452	720,536	(279,594)	(1,293,289)	739,105
Reinvested capital gains	-	-	-	-	-	122,098	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(104,312)	(248,032)	26,678	353,421	132,640	(791,115)	(6,838)	1,126,781

Equity transactions:
Purchase payments received from contract owners (note 3)	532,736	942,277	64,200	101,235	291,638	263,072	215,540	636,739
Transfers between funds	(3,478,851)	913,407	(1,875,430)	756,871	(7,946,919)	(5,344,272)	(6,130,155)	652,270
Redemptions (note 3)	(79,079)	(407,946)	(56,751)	(410,149)	(1,550,941)	(3,252,053)	(530,717)	(382,130)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(226)	(415)	(189)	(237)	(2,089)	(24,842)	(201)	(433)
Adjustments to maintain reserves	(45)	(71)	(12,841)	(1,154)	(26)	(118)	(19)	(61)

Net equity transactions	(3,025,465)	1,447,252	(1,881,011)	446,566	(9,208,337)	(8,358,213)	(6,445,552)	906,385

Net change in contract owners’ equity	(3,129,777)	1,199,220	(1,854,333)	799,987	(9,075,697)	(9,149,328)	(6,452,390)	2,033,166
Contract owners’ equity beginning of period	3,129,777	1,930,557	1,854,333	1,054,346	9,075,697	18,225,025	6,452,390	4,419,224

Contract owners’ equity end of period	$-	3,129,777	-	1,854,333	-	9,075,697	-	6,452,390

CHANGES IN UNITS:
Beginning units	312,339	190,632	113,926	83,029	669,943	1,281,066	379,377	323,301
Units purchased	81,756	770,468	10,697	74,177	65,376	661,779	26,950	148,456
Units redeemed	(394,095)	(648,761)	(124,623)	(43,280)	(735,319)	(1,272,902)	(406,327)	(92,380)

Ending units	-	312,339	-	113,926	-	669,943	-	379,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,201)	6,370	(4,110)	5,093	(29,281)	(19,149)	(48,920)	12,768
Realized gain (loss) on investments	113,381	17,260	138,912	51,028	202,155	494,868	3,247,146	1,842,849
Change in unrealized gain (loss) on investments	(104,267)	83,045	(127,290)	87,182	(64,588)	(294,064)	(3,093,414)	815,971
Reinvested capital gains	-	9,029	-	16,740	-	146,841	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,913	115,704	7,512	160,043	108,286	328,496	104,812	2,671,588

Equity transactions:
Purchase payments received from contract owners (note 3)	114,653	265,821	165,849	400,571	1,506,394	1,931,588	89,477	879,783
Transfers between funds	(1,317,432)	11,815	(1,402,133)	190,528	(10,935,807)	(4,654,491)	(18,202,468)	(5,452,156)
Redemptions (note 3)	(131,731)	(59,390)	(47,904)	(59,062)	(589,641)	(3,182,621)	(928,382)	(1,911,117)
Annuity benefits	-	-	-	-	-	-	(1,678)	(4,807)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(421)	(664)	(17,363)	(1,257)	(3,201)
Adjustments to maintain reserves	(10)	(37)	12	(37)	(5)	(100)	(4,286)	(131)

Net equity transactions	(1,334,520)	218,209	(1,284,176)	531,579	(10,019,723)	(5,922,987)	(19,048,594)	(6,491,629)

Net change in contract owners’ equity	(1,328,607)	333,913	(1,276,664)	691,622	(9,911,437)	(5,594,491)	(18,943,782)	(3,820,041)
Contract owners’ equity beginning of period	1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

Contract owners’ equity end of period	$-	1,328,607	-	1,276,664	-	9,911,437	-	18,943,782

CHANGES IN UNITS:
Beginning units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729
Units purchased	24,240	31,513	18,553	78,309	171,902	419,872	89,361	351,230
Units redeemed	(130,473)	(14,245)	(114,938)	(33,588)	(940,598)	(891,381)	(1,320,088)	(819,232)

Ending units	-	106,233	-	96,385	-	768,696	-	1,230,727

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA6		GVDMC6		GVDIV6		SCGF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,773)	24,733	(26,209)	(26,518)	56,281	13,142	(9,095)	(16,084)
Realized gain (loss) on investments	1,574,165	393,285	952,225	1,039,062	157,622	61,247	99,734	67,646
Change in unrealized gain (loss) on investments	(1,534,223)	802,612	(860,071)	(184,632)	(246,132)	214,872	(246,631)	238,461
Reinvested capital gains	-	-	-	119,799	-	-	-	62,063

Net increase (decrease) in contract owners’ equity resulting from operations	26,169	1,220,630	65,945	947,711	(32,229)	289,261	(155,992)	352,086

Equity transactions:
Purchase payments received from contract owners (note 3)	190,462	217,543	189,313	242,926	289,986	445,213	216,988	287,440
Transfers between funds	(7,127,211)	620,837	(9,041,849)	(4,363,535)	(2,788,321)	1,098,747	(1,773,648)	634,125
Redemptions (note 3)	(163,396)	(1,044,644)	(803,524)	(2,122,906)	(33,587)	(271,057)	(15,914)	(71,550)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(812)	(9,430)	(4,664)	(6,305)	(106)	(1,887)	(69)	(752)
Adjustments to maintain reserves	(43)	(56)	(28)	(87)	(43)	(31)	(15)	(76)

Net equity transactions	(7,101,000)	(215,750)	(9,660,752)	(6,249,907)	(2,532,071)	1,270,985	(1,572,658)	849,187

Net change in contract owners’ equity	(7,074,831)	1,004,880	(9,594,807)	(5,302,196)	(2,564,300)	1,560,246	(1,728,650)	1,201,273
Contract owners’ equity beginning of period	7,074,831	6,069,951	9,594,807	14,897,003	2,564,300	1,004,054	1,728,650	527,377

Contract owners’ equity end of period	$-	7,074,831	-	9,594,807	-	2,564,300	-	1,728,650

CHANGES IN UNITS:
Beginning units	427,296	441,954	671,052	1,136,193	210,197	96,323	108,907	47,661
Units purchased	17,103	114,067	44,551	160,245	67,605	204,927	31,617	88,181
Units redeemed	(444,399)	(128,725)	(715,603)	(625,386)	(277,802)	(91,053)	(140,524)	(26,935)

Ending units	-	427,296	-	671,052	-	210,197	-	108,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF3		SCF3		RVAAS		RVACS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,476)	(5,199)	(13,575)	(35,313)	-	(1,746)	-	20,736
Realized gain (loss) on investments	380,731	227,309	793,825	316,079	-	62,397	-	151,787
Change in unrealized gain (loss) on investments	(428,283)	350,957	(944,694)	659,248	-	3,317	-	(81,771)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,028)	573,067	(164,444)	940,014	-	63,968	-	90,752

Equity transactions:
Purchase payments received from contract owners (note 3)	214,763	789,180	325,007	224,357	-	506,983	-	62,774
Transfers between funds	(2,784,204)	628,406	(3,402,921)	(335,768)	-	(1,075,692)	-	(2,936,306)
Redemptions (note 3)	(92,591)	(243,347)	(40,766)	(171,386)	-	(52,292)	-	(116,786)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,382)	(1,630)	(82)	(694)	-	-	-	(1)
Adjustments to maintain reserves	9	(111)	(8)	(119)	-	(21)	-	(24)

Net equity transactions	(2,663,405)	1,172,498	(3,118,770)	(283,610)	-	(621,022)	-	(2,990,343)

Net change in contract owners’ equity	(2,714,433)	1,745,565	(3,283,214)	656,404	-	(557,054)	-	(2,899,591)
Contract owners’ equity beginning of period	2,714,433	968,868	3,283,214	2,626,810	-	557,054	-	2,899,591

Contract owners’ equity end of period	$-	2,714,433	-	3,283,214	-	-	-	-

CHANGES IN UNITS:
Beginning units	132,331	65,799	142,009	156,996	-	51,471	-	274,533
Units purchased	35,824	155,610	28,592	39,894	-	51,609	-	37,556
Units redeemed	(168,155)	(89,078)	(170,601)	(54,881)	-	(103,080)	-	(312,089)

Ending units	-	132,331	-	142,009	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVAMS		RVDSR
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(4,630)	-	(133,480)
Realized gain (loss) on investments	-	375,116	-	2,701,315
Change in unrealized gain (loss) on investments	-	(83,431)	-	(649,204)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	287,055	-	1,918,631

Equity transactions:
Purchase payments received from contract owners (note 3)	-	259,687	-	333,961
Transfers between funds	-	(4,218,685)	-	(14,827,153)
Redemptions (note 3)	-	(347,280)	-	(1,541,464)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,602)	-	(11,701)
Adjustments to maintain reserves	-	(50)	-	(91)

Net equity transactions	-	(4,307,930)	-	(16,046,448)

Net change in contract owners’ equity	-	(4,020,875)	-	(14,127,817)
Contract owners’ equity beginning of period	-	4,020,875	-	14,127,817

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	381,412	-	1,578,196
Units purchased	-	41,218	-	149,478
Units redeemed	-	(422,630)	-	(1,727,674)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

  VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

  VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)*

AMERICAN FUNDS GROUP (THE)

  Global Small Capitalization Fund - Class 4 (AMVGS4)

  Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

  VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)*

CREDIT SUISSE ASSET MANAGEMENT

  Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

  Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund  (DXVIMF)

  Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)

  Dynamic VP HY Bond Fund (DXVHY)

FIDELITY INVESTMENTS

  VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

  VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares  (GVHQFA)*

  VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)*

INVESCO INVESTMENTS

  VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

  The Merger Fund VL (MGRFV)

MORGAN STANLEY

  UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

  Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

  NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

  NVIT Flexible Fixed Income Fund Class P (NVFIP)

  Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

  NVIT International Index Fund Class I (NVIX)*

  NVIT Bond Index Fund Class I (NVBX)*

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)*

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Real Estate Fund - Class II (NVRE2)

  NVIT Money Market Fund - Class II (NVMM2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)*

  NVIT S&P 500 Index Fund Class I (GVEX1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

  Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl  Sh (NBARMS)*

NORTHERN LIGHTS

  7Twelve Balanced Portfolio (NO7TB)

  Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

  Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

  BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

  Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class III (ACVIG3)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP Ultra(R) Fund - Class III (ACVU3)

  VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

  VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

  VIP Growth Portfolio - Service Class 2 R (FG2R)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio - Class II  (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

  VP UltraShort NASDAQ-100 (PROUSN)

  VP Access High Yield Fund (PROAHY)

  VP Asia 30 (PROA30)

  VP Banks (PROBNK)

  VP Basic Materials (PROBM)

  VP Bear (PROBR)

  VP Biotechnology (PROBIO)

  VP Bull (PROBL)

  VP Consumer Goods (PROCG)

  VP Consumer Services (PROCS)

  VP Emerging Markets (PROEM)

  VP Europe 30 (PROE30)

  VP Financials (PROFIN)

  VP Health Care (PROHC)

  VP Industrials (PROIND)

  VP International (PROINT)

  VP Internet (PRONET)

  VP Japan (PROJP)

  VP NASDAQ-100 (PRON)

  VP Oil & Gas (PROOG)

  VP Pharmaceuticals (PROPHR)

  VP Precious Metals (PROPM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  VP Real Estate (PRORE)

  VP Rising Rates Opportunity (PRORRO)

  VP Semiconductor (PROSCN)

  VP Short Emerging Markets (PROSEM)

  VP Short International (PROSIN)

  VP Short NASDAQ-100 (PROSN)

  VP Technology (PROTEC)

  VP Telecommunications (PROTEL)

  VP U.S. Government Plus (PROGVP)

  VP UltraNASDAQ-100 (PROUN)

  VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

  Global Managed Futures Strategy (RVMFU)

  Variable Fund - Long Short Equity Fund (RSRF)

  Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

  Variable Trust - Banking Fund (RBKF)

  Variable Trust - Basic Materials Fund (RBMF)

  Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

  Variable Trust - Biotechnology Fund (RBF)

  Variable Fund - CLS AdvisorOne Clermont (RVCLR)

  Variable Trust - Commodities Strategy Fund (RVCMD)

  Variable Trust - Consumer Products Fund (RCPF)

  Variable Trust - Dow 2x Strategy Fund (RVLDD)

  Variable Trust - Electronics Fund (RELF)

  Variable Trust - Energy Fund (RENF)

  Variable Trust - Energy Services Fund (RESF)

  Variable Trust - Europe 1.25x Strategy Fund (RLCE)

  Variable Trust - Financial Services Fund (RFSF)

  Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

  Variable Trust - Health Care Fund (RHCF)

  Variable Trust - Internet Fund (RINF)

  Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

  Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

  Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

  Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

  Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

  Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

  Variable Trust - Japan 2x Strategy Fund (RLCJ)

  Variable Trust - Leisure Fund (RLF)

  Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

  Variable Fund - Multi-Hedge Strategies (RVARS)

  Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

  Variable Trust - NASDAQ-100(R) Fund (ROF)

  Variable Trust - Nova Fund (RNF)

  Variable Trust - Precious Metals Fund (RPMF)

  Variable Trust - Real Estate Fund (RREF)

  Variable Trust - Retailing Fund (RRF)

  Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

  Variable Trust - S&P 500 2x Strategy Fund (RTF)

  Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

  Variable Trust - S&P 500 Pure Value Fund (RVLCV)

  Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

  Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

  Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

  Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

  Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

  Variable Trust - Technology Fund (RTEC)

  Variable Trust - Telecommunications Fund (RTEL)

  Variable Trust - Transportation Fund (RTRF)

  Variable Trust - Utilities Fund (RUTL)

  Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

  Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

  Series M (Macro Opportunities Series) (GSBLMO)

  Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

  VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2014, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges:	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY

0.45%	$354,692	$180	$89	$2,733	$397	$-	$-	$202
0.65%	$59,500	146	107	772	66	-	-	-
0.70%	$2,149	-	-	-	-	-	-	-
0.80%	$144	-	-	68	-	-	-	-
0.85%	$8,573	-	-	-	-	-	-	-
0.90%	$472	-	-	-	-	-	-	-
0.95%	$4,329	-	-	153	-	-	-	-
1.00%	$17,753	-	-	-	-	-	-	-
1.05%	$760	-	-	-	-	-	-	-
1.10%	$2,312	-	-	-	-	-	-	-
1.15%	$2,025,138	2,370	275	49,869	1,479	60	-	1,476
1.20%	$2,733	-	-	-	-	-	-	-
1.25%	$1,958,786	5,516	2,395	28,699	1,606	570	64	1,308
1.30%	$28,471	-	-	-	-	-	-	-
1.35%	$3,438,725	6,583	3,632	61,171	1,180	431	-	7,095
1.40%	$768,541	372	1,014	20,941	126	-	-	45
1.45%	$322,720	411	213	8,598	24	131	-	309
1.55%	$2,122,874	4,676	1,038	49,700	1,009	637	44	11,455
1.60%	$2,604,451	5,100	5,119	37,798	6,102	369	-	232
1.65%	$2,312,675	4,444	752	44,244	103	1,547	-	11,098
1.80%	$1,152,067	804	1,733	26,868	499	560	-	671
1.85%	$198,277	289	856	3,210	79	261	-	106
1.90%	$1,692,152	1,867	1,857	24,553	1,076	107	-	1,648
1.95%	$507,824	237	772	10,670	256	-	20	235
2.00%	$175,297	8	310	5,741	-	209	13	97
2.05%	$19,003	-	-	-	-	-	-	-
2.10%	$425,216	323	2,360	9,734	839	299	-	60
2.15%	$352,281	8	1,838	10,297	419	120	-	-
2.20%	$86,049	1	-	1,024	-	-	-	-
2.25%	$9,006	-	-	-	-	-	-	-
2.30%	$112,224	-	-	-	-	-	-	-
2.35%	$68,109	-	142	317	-	80	-	-
2.40%	$12,034	-	-	267	-	-	-	-
2.45%	$126,383	-	83	485	-	-	-	-
2.50%	$100,380	-	-	-	-	-	-	5,342
2.55%	$1,083	-	-	-	-	-	-	-
2.85%	$8,865	-	-	-	-	-	-	-

Totals	$21,082,048	$33,335	$24,585	$397,912	$15,260	$5,381	$141	$41,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2

0.45%	$-	$206	$274	$8	$-	$85	$33	$-
0.65%	-	-	46	162	17	13	8	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	2,035	2,662	1,696	1,974	485	1,473	1,560
1.20%	-	-	-	-	-	-	-	-
1.25%	72	3,741	2,382	2,763	571	875	4,960	2,379
1.30%	-	-	-	-	-	-	-	-
1.35%	-	158	2,030	2,438	82	770	671	3,220
1.40%	-	536	183	4,255	28	-	36	260
1.45%	15	654	1,975	895	979	517	940	857
1.55%	5	354	6,639	1,980	3,774	1,184	5,216	1,676
1.60%	516	1,654	5,745	4,002	652	409	4,674	3,118
1.65%	-	952	2,021	4,671	584	730	6,631	1,274
1.80%	-	1,547	2,230	2,103	212	761	2,641	2,497
1.85%	-	500	212	633	69	63	976	288
1.90%	80	294	3,677	2,295	522	407	3,547	2,057
1.95%	68	1,820	285	2,103	52	101	1,987	426
2.00%	-	83	-	-	81	27	170	233
2.05%	-	-	-	-	-	-	-	-
2.10%	63	-	164	648	38	18	2,152	463
2.15%	138	108	930	-	23	309	1,024	-
2.20%	-	-	308	238	-	51	-	181
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	97	-	-	-	-	-
2.35%	-	-	266	-	-	-	104	-
2.40%	-	794	-	-	791	323	-	-
2.45%	-	-	148	-	5	7	113	-
2.50%	-	-	-	203	-	-	135	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$957	$15,436	$32,274	$31,093	$10,454	$7,135	$37,494	$20,493

	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2

0.45%	$184	$-	$-	$-	$1,223	$22	$123	$301
0.65%	130	-	-	-	705	-	83	94
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	93	-	-
1.00%	-	-	-	-	492	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,154	-	2	319	21,616	9,142	1,795	3,690
1.20%	-	-	-	-	-	-	-	-
1.25%	4,782	194	1,274	117	20,832	2,683	1,875	7,818
1.30%	-	-	-	-	-	-	-	-
1.35%	1,374	37	1,317	50	47,201	8,251	1,642	15,935
1.40%	2,712	-	-	39	25,355	2,607	379	457
1.45%	2,190	2,372	2,020	2,399	6,660	-	590	620
1.55%	14,664	252	13	263	26,243	10,314	7,427	503
1.60%	18,369	1,248	19	1,085	23,473	1,032	3,552	12,208
1.65%	7,701	314	524	547	34,492	924	4,337	17,085
1.80%	1,357	115	340	-	12,126	206	2,389	1,641
1.85%	612	804	-	-	3,845	-	513	648
1.90%	7,665	771	9	169	18,113	270	3,250	3,150
1.95%	1,083	530	12	168	8,791	-	4,199	58
2.00%	147	-	-	-	8,505	-	37	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,146	-	-	-	2,478	-	1,331	31
2.15%	1,362	-	-	-	7,986	111	446	-
2.20%	191	-	-	-	8,758	-	134	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	26,504	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	625	-	-	-	-	-	-	-
2.45%	328	-	-	-	16,392	-	4	-
2.50%	84	-	-	-	654	-	841	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,860	$6,637	$5,530	$5,156	$322,444	$35,655	$34,947	$64,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF

0.45%	$768	$41	$106	$774	$765	$309	$1,732	$2,494
0.65%	118	507	250	838	-	-	33	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	336	345	-	-	-	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	727	-	-
1.00%	-	-	-	-	-	-	6	-
1.05%	-	-	-	-	-	-	20	-
1.10%	-	-	-	-	-	-	-	-
1.15%	12,546	8,358	13,257	16,321	13,903	397	3,608	2,477
1.20%	-	-	-	-	-	-	-	-
1.25%	34,726	14,810	6,403	28,917	14,390	2,410	5,170	2,437
1.30%	-	-	-	-	-	-	-	-
1.35%	12,618	6,773	11,634	73,226	55,929	26,607	10,855	4,322
1.40%	6,042	1,676	1,337	7,791	5,155	3,061	973	627
1.45%	1,615	4,361	434	1,979	5,167	642	583	243
1.55%	12,328	17,010	12,370	23,492	3,429	866	4,502	344
1.60%	15,142	27,362	12,213	49,818	22,793	14,653	57,571	4,426
1.65%	8,694	19,279	21,990	155,914	76,735	35,877	17,469	1,931
1.80%	2,659	12,637	7,071	10,495	9,773	4,502	9,938	63
1.85%	1,332	1,793	2,995	3,178	170	578	2,560	22
1.90%	12,598	15,897	54,735	13,266	790	12,760	15,343	582
1.95%	522	8,676	9,397	12,659	91	77	3,762	18
2.00%	291	7,480	1,996	5,903	565	15	918	28
2.05%	-	-	-	-	-	-	-	-
2.10%	989	853	571	3,209	75	-	1,918	611
2.15%	31	4,334	6,777	2,257	414	1,318	2,192	-
2.20%	379	-	3,762	2,719	671	3,835	7	130
2.25%	-	-	54	-	-	-	58	-
2.30%	51	18	2,124	618	-	-	-	63
2.35%	12	-	-	-	-	-	1,429	-
2.40%	-	-	-	106	-	-	-	-
2.45%	-	-	-	-	498	-	253	68
2.50%	34	561	-	2,270	871	373	-	-
2.55%	-	59	-	-	-	-	-	-
2.85%	-	-	-	-	-	8,865	-	-

Totals	$123,831	$152,830	$169,476	$415,750	$212,184	$117,872	$140,902	$20,886

	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.45%	$1,057	$12	$27	$669	$54	$443	$2,821	$478
0.65%	18	264	36	-	-	-	31	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	25	-	-	-	127	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	196	-	-	-	-	-	-	-
1.00%	-	-	-	14	257	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,379	240	5,295	3,239	1,358	20,647	40,544	15,547
1.20%	-	-	-	-	-	-	-	-
1.25%	4,499	726	4,472	1,420	1,502	5,625	2,905	792
1.30%	-	-	-	-	-	-	-	-
1.35%	15,417	505	14,081	1,375	90	22,324	51,137	23,663
1.40%	3,994	65	4,374	198	45	1,995	13,767	6,905
1.45%	1,316	84	-	478	741	276	16	376
1.55%	12,563	748	1,700	920	1,181	16,610	24,846	8,039
1.60%	6,693	345	21,204	3,498	3,320	7,165	15,704	7,568
1.65%	4,121	930	809	1,772	9,220	19,938	6,992	2,071
1.80%	817	853	4,093	810	58	811	498	338
1.85%	62	-	481	-	33	1,268	18	-
1.90%	875	1,716	6,126	851	1,072	330	948	1,964
1.95%	3,680	83	646	248	164	2,521	169	275
2.00%	67	31	-	876	-	215	1,634	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,256	267	-	-	-	-	77	-
2.15%	604	-	78	-	-	1,323	-	71
2.20%	-	-	-	-	19	-	324	-
2.25%	-	-	-	-	32	-	-	-
2.30%	-	-	-	29	2,060	31	35	-
2.35%	127	-	-	-	-	-	626	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,273	1,076
2.50%	139	2,051	29	-	270	837	1,804	76
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$71,905	$8,920	$63,451	$16,397	$21,603	$102,359	$166,169	$69,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2

0.45%	$1,035	$-	$741	$133	$659	$757	$-	$337
0.65%	-	-	-	-	44	11	-	72
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	85	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	7,722	-	2,169	1,850	3,221	4,441	170	3,706
1.20%	-	-	-	-	-	-	-	-
1.25%	11,765	-	4,888	2,279	3,681	4,333	-	2,023
1.30%	-	1,641	-	-	-	-	-	-
1.35%	28,329	-	8,035	3,454	3,249	3,861	2,539	6,368
1.40%	13,025	-	2,891	407	2,120	1,567	741	368
1.45%	183	-	215	359	487	1,387	-	1,869
1.55%	3,870	-	5,285	3,551	5,154	5,698	30	4,279
1.60%	9,266	-	6,716	10,865	4,183	6,265	248	8,338
1.65%	10,537	-	9,683	4,179	4,379	8,361	-	4,468
1.80%	118	-	1,669	2,850	17,904	21,275	-	7,682
1.85%	11	-	51	34	327	458	-	295
1.90%	10,724	-	8,488	4,251	3,545	5,173	-	6,092
1.95%	3,754	-	2,644	1,137	3,259	3,438	-	737
2.00%	-	-	38	225	1,293	1,757	-	419
2.05%	1,130	-	-	-	-	-	-	-
2.10%	2,060	-	579	1,421	1,330	3,499	-	783
2.15%	-	-	50	243	427	3,076	-	814
2.20%	-	-	-	-	-	133	-	-
2.25%	354	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	2,124	-	-	-	148	92	-	95
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	864	539	219	342	-	79
2.50%	1,230	-	-	-	2,377	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$107,237	$1,641	$55,006	$37,777	$58,006	$76,009	$3,728	$48,824

	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2

0.45%	$2,202	$92	$1,562	$183	$381	$134	$165	$80,266
0.65%	118	11	30	99	82	166	90	11,656
0.70%	-	-	-	-	-	-	-	7
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	122	-	-	2	-	307
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	28	-	-	-	-	92
1.00%	-	-	-	-	6	-	-	763
1.05%	-	-	-	-	25	-	-	154
1.10%	-	-	-	-	-	-	-	236
1.15%	7,580	791	1,992	5,931	942	15,158	3,484	308,715
1.20%	-	-	-	8	-	-	132	13
1.25%	9,669	1,687	3,058	1,565	3,485	13,387	8,052	263,171
1.30%	-	-	-	-	-	-	-	-
1.35%	14,308	2,568	4,042	9,627	2,183	8,431	3,316	556,580
1.40%	999	619	1,729	2,424	964	1,513	33	134,169
1.45%	1,433	55	236	170	598	1,267	1,793	51,945
1.55%	5,154	1,968	2,352	3,413	2,046	18,035	3,679	278,596
1.60%	14,316	2,210	3,517	1,832	2,643	7,892	784	321,244
1.65%	12,668	677	2,765	3,586	10,989	3,873	4,305	369,336
1.80%	5,255	4,771	2,837	552	1,863	4,680	2,538	297,316
1.85%	1,296	34	80	48	189	8,493	444	32,665
1.90%	8,073	1,472	2,396	776	3,514	4,692	552	142,098
1.95%	2,100	31	565	156	1,117	616	409	52,509
2.00%	645	628	50	-	79	1,555	739	14,856
2.05%	82	65	-	-	-	-	-	1,516
2.10%	3,294	839	2,044	404	2,422	431	1,601	72,491
2.15%	1,690	871	336	7	1,539	91	200	37,265
2.20%	116	534	-	-	-	10	500	7,524
2.25%	-	-	-	-	58	-	-	2,655
2.30%	-	-	-	-	-	-	-	13,396
2.35%	95	91	45	-	-	4	121	11,433
2.40%	-	-	-	-	-	-	-	1,253
2.45%	646	32	262	-	50	459	130	17,868
2.50%	-	94	-	-	-	-	424	4,981
2.55%	-	-	-	-	-	-	-	63
2.85%	-	-	-	-	-	-	-	-

Totals	$91,739	$20,140	$30,048	$30,781	$35,175	$90,889	$33,491	$3,087,139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2

0.45%	$2,448	$226	$-	$31	$-	$-	$-	$254
0.65%	-	27	712	-	-	-	148	29
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	169	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	40	1,298	23	-	-	-	863	83
1.20%	-	-	-	-	-	-	-	-
1.25%	17,963	2,189	53	168	299	273	1,638	3,592
1.30%	-	-	-	-	-	-	-	-
1.35%	51	203	200	11	107	77	1,816	88
1.40%	598	90	-	-	-	-	84	16
1.45%	-	13	3,440	33	-	-	175	3,566
1.55%	95	81	380	4,362	456	787	5,457	5,221
1.60%	22,247	4,134	-	10	335	63	254	6,159
1.65%	10,737	9,949	141	351	1,120	-	997	4,429
1.80%	399	500	615	39	134	201	11	1,153
1.85%	37	-	-	118	123	-	189	992
1.90%	7,154	2,785	300	17	151	148	838	16,996
1.95%	-	34	-	4	-	-	1,444	1,145
2.00%	-	-	-	34	-	13	-	99
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	140	-	26	1,627	216
2.15%	4,188	-	-	2,623	-	-	-	618
2.20%	-	103	-	-	-	-	-	49
2.25%	-	-	-	-	-	-	-	-
2.30%	-	630	-	-	-	-	-	-
2.35%	-	-	-	15	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	565	-
2.50%	-	-	-	-	-	-	-	78
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$66,126	$22,262	$5,864	$7,956	$2,725	$1,588	$16,106	$44,783

	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3

0.45%	$575	$8,237	$4	$265	$939	$1,020	$-	$1,724
0.65%	1	1	-	171	74	1,037	-	207
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	542	-	-	-	238	151	-	269
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	162
1.00%	1,402	-	8	-	-	-	-	157
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,769	2,331	1,742	1,396	11,424	4,392	8,620	18,613
1.20%	-	-	-	-	-	-	-	13
1.25%	21,602	24,678	4,008	6,927	9,341	14,226	-	17,149
1.30%	-	-	-	-	-	-	-	-
1.35%	10,489	4,182	1,012	2,557	23,696	9,216	1,268	43,957
1.40%	18	13	1,429	554	7,526	5,148	628	11,738
1.45%	5,832	822	2,369	-	468	1,711	-	4,538
1.55%	18,500	8,711	5,379	515	9,418	28,977	118	17,331
1.60%	17,557	9,169	2,150	5,784	12,054	18,824	533	9,080
1.65%	42,968	101,530	4,384	377	5,520	12,121	-	3,132
1.80%	28,002	24,497	389	3,294	3,015	8,283	-	4,024
1.85%	1,612	11,176	274	-	32	1,191	-	117
1.90%	17,903	8,228	2,444	46	9,977	10,002	-	5,447
1.95%	9,286	1,009	2,610	347	1,969	9,502	-	1,580
2.00%	2,249	1,498	104	-	50	274	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	3,799	751	9	367	1,657	3,601	-	1,159
2.15%	2,190	1	86	23	1,808	6,181	-	313
2.20%	-	-	95	-	572	-	-	479
2.25%	-	-	-	-	-	-	-	-
2.30%	694	-	-	-	-	-	-	-
2.35%	237	15	-	-	11	327	-	3
2.40%	627	-	-	-	-	-	-	-
2.45%	16	-	-	-	255	2,322	-	1,888
2.50%	83	-	-	-	549	211	-	513
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$188,953	$206,849	$28,496	$22,623	$100,593	$138,717	$11,167	$143,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2

0.45%	$-	$-	$1,607	$-	$1,362	$2,399	$2,351	$1,889
0.65%	1	-	298	-	427	477	733	299
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	187	-	1,198
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	85	-	205	-	-
1.00%	-	-	-	34	105	111	29	2,607
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	650	-	3,111	24,973	17,563	20,401	11,096	6,725
1.20%	-	-	-	-	-	-	-	48
1.25%	419	-	1,519	-	10,168	47,217	9,731	13,153
1.30%	-	67	-	-	-	-	-	-
1.35%	184	-	1,019	50,764	42,757	36,654	12,511	20,659
1.40%	-	-	536	19,050	10,169	7,275	1,379	2,734
1.45%	14	-	487	-	536	3,435	608	5,604
1.55%	78	-	567	18,348	17,030	28,025	9,715	13,745
1.60%	201	-	1,116	2,611	32,067	22,197	9,088	11,216
1.65%	176	-	4,110	-	10,810	16,203	16,360	16,602
1.80%	32	-	3,285	-	12,950	33,720	3,001	7,490
1.85%	24	-	-	-	616	232	1,307	3,772
1.90%	407	-	817	-	5,794	13,565	8,459	5,013
1.95%	54	-	528	-	6,528	5,509	3,163	6,597
2.00%	-	-	-	-	588	1,133	580	1,256
2.05%	-	-	-	-	-	101	-	1,725
2.10%	11	-	2	-	3,035	7,774	896	7,800
2.15%	279	-	1,934	-	4,759	2,349	552	2,283
2.20%	-	-	-	-	379	218	-	412
2.25%	-	-	-	-	-	-	-	438
2.30%	-	-	4,989	-	-	-	-	-
2.35%	53	-	-	-	414	729	-	5,932
2.40%	-	-	-	-	-	-	-	1,457
2.45%	-	-	458	-	3,748	3,134	1,456	557
2.50%	1,975	-	-	-	233	960	547	1,560
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$4,558	$67	$26,383	$115,865	$182,038	$254,210	$93,562	$142,771

	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD

0.45%	$755	$533	$-	$4,454	$491	$1,862	$688	$2,716
0.65%	106	231	-	313	1,357	239	903	1,899
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	6	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	259	-	-	-	33	-	-
1.00%	-	-	-	-	-	-	9	-
1.05%	-	-	-	8	-	-	17	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,901	19,233	-	13,002	2,903	12,805	2,645	12,058
1.20%	-	-	-	-	8	-	-	-
1.25%	5,023	8,057	-	28,394	2,855	6,241	2,774	12,590
1.30%	-	-	26,763	-	-	-	-	-
1.35%	4,916	11,876	-	13,939	1,019	19,305	3,412	22,915
1.40%	617	8,935	-	3,505	940	3,364	429	2,686
1.45%	520	802	-	683	543	8,237	258	5,540
1.55%	12,136	7,820	-	14,670	3,038	20,324	8,692	53,781
1.60%	3,129	3,537	-	11,012	2,443	5,511	7,191	11,328
1.65%	2,899	3,846	-	31,484	1,680	51,529	783	17,576
1.80%	1,372	3,667	-	4,261	3,428	8,921	924	3,937
1.85%	292	109	-	226	291	1,161	266	240
1.90%	9,865	533	-	8,261	4,962	13,220	2,129	16,938
1.95%	1,413	3,499	-	123	1,927	12,634	1,285	8,526
2.00%	124	307	-	222	7	4,243	222	510
2.05%	-	-	-	-	-	-	-	9,481
2.10%	1,135	-	-	1,897	439	2,135	2,635	889
2.15%	1,661	1,190	-	2,501	846	2,974	148	1,410
2.20%	249	291	-	1	-	7,960	28	-
2.25%	-	-	-	-	-	-	-	2,411
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	1	246	-	18,635
2.40%	-	-	-	-	-	-	-	358
2.45%	199	253	-	-	-	402	373	966
2.50%	-	-	-	-	1,310	-	-	8,485
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,312	$74,978	$26,763	$138,956	$30,488	$183,346	$35,817	$215,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN

0.45%	$2,609	$366	$2,064	$871	$12,689	$29	$-	$9
0.65%	304	65	1,780	206	765	-	-	9
0.70%	-	80	66	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	13	7	29	40	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	189	203	319	53	134	-
1.00%	52	-	15	12	29	-	-	-
1.05%	-	-	22	19	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	29,513	1,135	9,455	3,256	40,182	2,489	754	713
1.20%	-	-	-	-	-	-	-	-
1.25%	13,805	4,458	5,628	11,747	48,376	2,020	1,057	1,110
1.30%	-	-	-	-	-	-	-	-
1.35%	49,537	2,102	7,429	8,637	104,123	2,697	3,528	438
1.40%	5,968	252	859	2,080	7,705	648	700	29
1.45%	2,478	2,757	550	2,114	2,609	35	-	87
1.55%	37,181	6,544	5,810	11,847	28,992	292	2,029	2,055
1.60%	51,707	5,034	4,699	12,389	65,512	408	278	812
1.65%	32,861	2,907	7,783	18,036	96,929	-	969	649
1.80%	7,846	1,823	1,024	4,718	10,057	288	1,046	295
1.85%	1,215	122	349	778	662	218	-	210
1.90%	50,620	2,444	6,579	8,245	12,250	504	-	1,177
1.95%	5,014	469	3,713	5,293	8,819	49	-	42
2.00%	1,840	139	82	246	631	-	793	368
2.05%	-	-	-	-	-	-	-	-
2.10%	8,678	367	4,031	1,223	4,938	1,208	85	926
2.15%	2,264	96	670	1,458	3,763	-	-	5,842
2.20%	384	171	244	8	46	-	-	10
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	27
2.35%	68	121	97	184	3	-	-	7
2.40%	-	159	-	-	-	-	-	-
2.45%	4,377	26	1,730	568	688	-	-	55
2.50%	-	45	-	230	84	-	-	1
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$308,324	$31,695	$64,875	$94,397	$450,211	$10,938	$11,373	$14,871

	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG

0.45%	$22,759	$182	$40	$489	$842	$484	$16,098	$518
0.65%	4,428	44	1	-	150	158	1,066	7
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	45	1	15	77	-	273	-	173
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	995	1	90	452	-	310	1,146	-
1.05%	105	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	93,369	779	1,803	687	1,118	3,531	8,989	1,602
1.20%	-	-	-	-	-	96	-	-
1.25%	121,982	3,322	368	11,042	988	13,487	11,521	9,621
1.30%	-	-	-	-	-	-	-	-
1.35%	135,553	4,902	6,352	7,424	796	18,359	11,587	2,938
1.40%	4,808	67	108	10	6	2,195	1,073	561
1.45%	24,112	133	554	677	2,655	4,070	2,351	2,155
1.55%	72,706	2,759	731	2,635	1,371	13,561	8,025	8,582
1.60%	47,017	6,225	4,095	10,672	717	23,606	39,783	12,111
1.65%	104,910	2,319	1,857	15,123	11,106	9,787	32,756	9,207
1.80%	32,637	887	1,669	8,693	677	5,627	17,215	7,805
1.85%	5,543	1,147	421	1,063	434	801	13,028	1,530
1.90%	33,017	11,874	1,564	4,593	943	10,119	25,642	4,718
1.95%	42,350	173	251	632	2,900	7,429	5,851	433
2.00%	3,383	71	705	400	16	550	3,272	250
2.05%	-	-	-	-	-	65	-	-
2.10%	13,253	1,356	3,449	2,001	52	3,523	6,593	1,112
2.15%	1,649	663	1,988	6,613	1,029	11,526	3,191	1,122
2.20%	4,337	-	36	177	65	90	1,062	-
2.25%	-	-	-	-	57	-	948	-
2.30%	608	-	-	-	85	-	2,793	-
2.35%	472	15	86	134	174	161	3,619	29
2.40%	-	-	-	-	-	-	289	-
2.45%	1,317	46	34	-	174	79	9,793	22
2.50%	-	-	-	-	-	249	5,778	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$771,355	$36,966	$26,217	$73,594	$26,355	$130,136	$233,469	$64,496

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET

0.45%	$272	$1,823	$205	$10	$345	$567	$572	$55
0.65%	-	239	115	21	169	107	49	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	390	61	1	-	-	-	15	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	127	-	1	-	-	-	-	-
1.05%	-	8	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,322	2,115	3,358	1,040	5,140	5,059	2,479	948
1.20%	-	374	-	-	-	-	-	10
1.25%	9,995	5,600	994	5,037	12,838	3,827	1,501	4,930
1.30%	-	-	-	-	-	-	-	-
1.35%	4,743	9,313	9,609	1,972	12,195	8,228	13,271	3,565
1.40%	536	309	845	109	1,145	1,043	243	1,000
1.45%	1,643	1,241	661	1,094	1,194	363	436	1,770
1.55%	2,275	7,257	2,247	3,406	16,886	1,951	1,585	9,712
1.60%	9,844	58,788	13,153	12,366	27,428	8,680	3,234	8,232
1.65%	5,668	8,103	2,336	9,729	15,248	8,241	5,484	3,868
1.80%	3,431	4,494	2,858	3,700	15,088	3,009	1,547	1,251
1.85%	367	1,180	395	670	1,858	350	404	1,005
1.90%	2,947	8,710	20,524	5,202	9,614	13,630	21,098	3,957
1.95%	111	1,367	343	865	2,502	526	545	339
2.00%	176	531	494	324	906	234	126	289
2.05%	-	-	-	-	-	-	-	-
2.10%	2,667	2,616	1,209	2,248	3,909	551	743	1,423
2.15%	217	246	634	559	4,554	873	50	559
2.20%	37	44	-	-	36	37	-	200
2.25%	-	-	-	-	-	-	-	-
2.30%	-	3	1	-	33	-	6	32
2.35%	29	153	97	14	214	74	-	-
2.40%	-	2	-	-	-	-	-	-
2.45%	44	133	37	410	23	22	185	643
2.50%	-	-	6	-	100	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$46,841	$114,710	$60,123	$48,776	$131,425	$57,372	$53,573	$43,788

	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN

0.45%	$22	$5,999	$222	$326	$180	$699	$523	$112
0.65%	18	725	533	48	1,177	8	58	13
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	115	-	-	-	228	20	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	384	-	-	-	877	7	4
1.05%	-	8	-	-	-	-	5	-
1.10%	-	-	-	-	-	-	-	-
1.15%	265	9,235	2,813	1,942	1,349	1,907	578	1,090
1.20%	-	21	-	-	162	-	-	-
1.25%	2,506	13,799	11,779	8,735	2,289	7,591	1,386	10,902
1.30%	-	-	-	-	-	-	-	-
1.35%	12,438	9,280	11,045	6,587	5,646	8,007	3,834	7,085
1.40%	258	1,111	814	440	600	421	390	565
1.45%	2,011	2,159	831	1,465	272	931	306	685
1.55%	3,364	9,136	7,103	7,857	8,136	6,580	323	2,269
1.60%	2,149	17,023	21,773	5,124	4,001	18,873	2,559	2,008
1.65%	3,844	6,932	8,894	3,361	2,998	11,570	773	2,582
1.80%	2,890	12,502	3,392	3,138	2,322	3,478	3,355	1,120
1.85%	44	4,589	247	410	316	685	191	229
1.90%	7,304	11,548	17,031	1,956	2,082	5,277	764	490
1.95%	1,560	2,304	368	896	1,291	2,706	1,010	302
2.00%	34	1,223	484	607	280	656	735	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,141	3,414	2,045	4,586	2,083	1,114	2,705	2,442
2.15%	228	1,194	8,572	11,200	4,088	1,884	636	243
2.20%	224	395	-	-	63	545	178	22
2.25%	-	353	-	-	-	-	-	-
2.30%	-	916	155	-	37	-	-	-
2.35%	5	2,026	-	107	62	148	12	13
2.40%	-	107	-	-	-	-	-	-
2.45%	-	3,164	3	432	32	147	2,443	11
2.50%	-	-	100	-	76	23	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$41,305	$119,662	$98,204	$59,217	$39,542	$74,355	$22,791	$32,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL

0.45%	$136	$127	$240	$297	$11	$429	$1,501	$488
0.65%	65	34	22	19	-	67	109	77
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	19	28	-	349	-	30	-	240
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	319	-	-	-	377
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	334	885	840	819	608	2,693	2,823	1,314
1.20%	-	-	-	88	-	-	-	-
1.25%	24	180	585	9,294	942	2,321	7,048	14,909
1.30%	-	-	-	-	-	-	-	-
1.35%	425	102	407	5,008	2,175	5,647	4,649	3,570
1.40%	26	38	6	184	351	260	319	1,312
1.45%	97	11	105	877	305	605	642	1,574
1.55%	518	468	117	3,160	1,220	3,830	1,368	5,907
1.60%	266	1,938	519	16,238	424	10,733	7,525	11,623
1.65%	107	192	419	18,423	3,009	1,212	1,219	10,758
1.80%	70	77	806	14,157	543	2,052	5,296	9,903
1.85%	67	68	210	1,259	1	237	2,385	1,409
1.90%	153	124	440	4,771	180	5,074	8,620	1,296
1.95%	3	171	42	1,501	42	695	3,108	1,118
2.00%	79	72	15	548	14	2,254	676	745
2.05%	-	-	-	61	-	-	-	843
2.10%	324	157	225	1,369	594	3,275	2,533	1,116
2.15%	425	5,493	4,777	9,265	393	4,430	7,060	4,488
2.20%	-	-	21	-	2	65	2,484	81
2.25%	-	-	19	-	-	-	119	214
2.30%	176	149	70	-	-	-	399	-
2.35%	4	-	23	124	-	67	253	1,758
2.40%	-	2	-	-	-	-	36	-
2.45%	-	-	95	15	346	28	1,041	146
2.50%	-	-	-	57	-	-	677	734
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,318	$10,316	$10,003	$88,202	$11,160	$46,004	$61,890	$76,000

	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR

0.45%	$343	$4	$511	$35	$322	$393	$763	$2,033
0.65%	29	1	-	13	39	-	102	-
0.70%	-	-	-	-	165	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	44	79	-	-	-	-	1	-
0.90%	-	-	-	-	16	-	80	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	96	-	-	26	-	41
1.05%	-	-	-	-	-	-	-	-
1.10%	72	146	-	-	-	-	-	-
1.15%	2,923	15,394	52,312	3,671	13,798	19,455	16,299	38,009
1.20%	-	-	-	-	-	-	120	-
1.25%	2,180	6,887	13,752	1,797	7,662	12,510	12,577	10,688
1.30%	-	-	-	-	-	-	-	-
1.35%	7,865	34,835	35,743	6,132	18,091	14,623	34,286	18,573
1.40%	819	5,563	2,135	3,133	7,766	823	12,317	1,023
1.45%	2,223	4,139	8	1,132	484	43	3,887	1,669
1.55%	9,816	30,199	35,567	1,231	4,780	39,585	15,216	117,706
1.60%	8,033	6,188	10,095	803	6,583	7,191	23,288	20,751
1.65%	2,253	4,213	7,474	568	1,208	8,175	4,708	16,781
1.80%	2,409	1,614	5,715	290	1,966	2,534	6,654	6,027
1.85%	1,260	167	-	41	196	-	1,960	-
1.90%	7,357	3,706	7,999	5,446	2,560	6,051	11,251	19,243
1.95%	988	286	7,441	16	324	3,396	1,866	15,434
2.00%	332	1,938	9,055	27	311	6,943	1,335	4,431
2.05%	-	-	-	-	-	-	251	-
2.10%	853	1,640	2,966	400	1,035	1,458	5,001	4,666
2.15%	113	338	10,873	64	291	5,901	9,430	420
2.20%	42	803	1,815	2	307	118	1,922	6,822
2.25%	-	-	-	-	-	-	-	-
2.30%	66	24	817	-	-	2,850	-	2,117
2.35%	170	33	79	45	23	-	58	-
2.40%	-	66	1,050	50	18	566	358	103
2.45%	-	3	9,777	16	48	1,700	923	507
2.50%	-	-	8,423	-	4	7,166	685	18,618
2.55%	20	94	59	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,210	$118,360	$223,762	$24,912	$67,997	$141,507	$165,338	$305,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF

0.45%	$51	$2,083	$259	$431	$562	$326	$306	$309
0.65%	12	115	56	35	102	100	99	22
0.70%	2	152	-	110	234	-	-	122
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	26	-	167	-	-	-
0.90%	-	51	-	40	21	-	-	-
0.95%	-	137	-	-	-	-	-	-
1.00%	-	146	-	2	-	-	-	1
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,950	19,382	25,214	8,854	21,380	20,206	8,047	10,174
1.20%	-	2	-	30	12	10	-	274
1.25%	4,463	11,378	50,143	1,949	19,754	18,339	314	6,439
1.30%	-	-	-	-	-	-	-	-
1.35%	10,520	24,478	15,789	16,626	33,116	21,721	9,345	19,984
1.40%	1,107	12,545	3,566	9,796	13,903	7,586	2,386	7,869
1.45%	980	935	119	50	1,923	2,146	13	974
1.55%	4,711	11,586	8,912	2,077	10,600	8,373	2,133	5,793
1.60%	3,310	6,621	2,386	3,028	23,938	21,322	17,737	19,102
1.65%	2,778	6,208	1,934	1,566	9,647	8,689	172	2,521
1.80%	2,025	3,201	4,745	1,846	9,916	8,444	96	3,423
1.85%	430	460	699	649	804	1,229	135	521
1.90%	1,970	5,362	2,075	1,676	17,841	13,440	486	5,069
1.95%	715	502	1,770	419	7,128	1,249	350	887
2.00%	1,623	596	718	3	641	175	192	653
2.05%	-	-	-	-	-	-	-	-
2.10%	2,134	1,246	2,247	1,972	1,801	3,025	106	2,780
2.15%	323	607	422	182	2,313	1,329	437	951
2.20%	7	328	1,571	258	437	222	2	1,082
2.25%	-	-	-	-	-	-	-	-
2.30%	-	576	8	-	324	306	-	-
2.35%	81	155	-	51	284	195	-	-
2.40%	44	72	305	-	63	-	-	52
2.45%	931	175	92	-	367	120	-	432
2.50%	22	882	589	4	70	22	-	598
2.55%	10	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$45,199	$109,981	$123,645	$51,654	$177,348	$138,574	$42,356	$90,032

	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

0.45%	$11,079	$3,544	$123	$10	$6,190	$46	$198	$464
0.65%	2,352	298	111	99	1,144	113	18	62
0.70%	5	125	170	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	289	106	-	-	70	-	2	39
0.90%	-	59	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,475	423	-	-	108	-	-	-
1.05%	69	-	-	-	74	-	-	-
1.10%	35	-	-	-	-	-	-	-
1.15%	24,637	23,769	11,997	3,645	10,890	292	1,556	2,078
1.20%	-	245	193	-	-	-	-	-
1.25%	7,483	20,740	3,211	2,744	6,392	225	349	1,923
1.30%	-	-	-	-	-	-	-	-
1.35%	23,740	40,510	23,361	5,379	5,164	1,267	3,193	9,101
1.40%	5,120	17,794	13,858	2,770	1,263	266	246	1,976
1.45%	955	5,150	314	195	1,697	201	-	1,556
1.55%	7,958	14,667	8,928	2,466	4,806	2,551	2,094	5,731
1.60%	35,173	39,624	4,224	4,225	6,647	686	831	1,452
1.65%	14,510	5,597	1,612	938	7,665	101	46	452
1.80%	5,558	11,005	911	3,975	2,961	35	1,721	716
1.85%	801	1,658	334	297	189	-	-	328
1.90%	4,354	12,382	4,640	1,202	3,875	228	20	469
1.95%	2,921	2,897	1,062	211	3,424	130	32	184
2.00%	5,330	1,455	60	102	1,424	47	41	93
2.05%	3	267	-	-	-	-	-	-
2.10%	3,620	8,914	243	410	779	105	119	293
2.15%	932	4,000	1,047	6,511	635	5,964	914	1,857
2.20%	764	288	377	52	1,739	-	-	23
2.25%	-	-	-	-	-	-	-	-
2.30%	27	4	90	87	78	40	89	473
2.35%	160	497	90	38	78	-	-	13
2.40%	90	197	-	-	-	-	-	1
2.45%	302	925	227	82	145	133	256	16
2.50%	-	117	722	61	34	192	311	66
2.55%	96	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$159,838	$217,257	$77,905	$35,499	$67,471	$12,622	$12,036	$29,366

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF

0.45%	$194	$4	$93	$394	$448	$34,086	$13,518	$6,523
0.65%	66	2	106	547	65	3,322	1,317	1,201
0.70%	-	-	197	-	-	-	-	21
0.80%	-	-	-	-	-	-	-	-
0.85%	8	-	-	-	83	186	354	36
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	112	-	-	-	-	-
1.00%	111	-	9	18	-	48	490	-
1.05%	-	-	-	-	-	110	39	-
1.10%	-	-	-	-	277	-	499	611
1.15%	5,854	4,171	13,175	12,179	14,111	33,413	25,171	38,977
1.20%	-	-	276	-	-	-	-	-
1.25%	2,250	196	2,028	2,941	12,319	64,308	15,690	3,733
1.30%	-	-	-	-	-	-	-	-
1.35%	12,343	4,259	21,897	11,870	19,148	22,264	30,087	54,720
1.40%	1,492	1,792	12,473	2,818	985	2,988	3,725	10,621
1.45%	552	1,070	82	76	7,087	1,374	1,301	-
1.55%	4,412	2,141	9,018	4,201	15,526	23,443	26,937	9,339
1.60%	2,364	1,177	2,495	3,171	8,051	13,132	24,831	4,862
1.65%	1,437	194	4,005	1,217	3,484	11,815	30,125	8,665
1.80%	2,172	1,396	787	3,368	2,289	4,091	20,670	3,867
1.85%	1,218	1	65	376	564	4,572	1,134	2,541
1.90%	571	6	806	3,283	2,583	5,998	11,356	6,849
1.95%	904	-	67	3,598	3,449	3,002	3,749	680
2.00%	44	145	-	363	2,806	1,637	5,301	1,724
2.05%	-	-	-	-	-	20	146	-
2.10%	187	1,179	575	1,309	689	5,837	6,139	1,482
2.15%	5,216	252	56	634	1,176	945	2,037	1,751
2.20%	-	-	431	2,125	154	1,390	567	1,144
2.25%	-	-	-	-	-	-	2	422
2.30%	142	-	659	-	734	-	6	673
2.35%	119	-	-	13	85	191	85	330
2.40%	4	-	26	-	-	128	5	255
2.45%	133	-	201	758	18	322	10	1,217
2.50%	191	87	453	604	-	144	-	207
2.55%	-	-	-	-	82	-	285	315
2.85%	-	-	-	-	-	-	-	-

Totals	$41,984	$18,072	$70,092	$55,863	$96,213	$238,766	$225,576	$162,766

	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG

0.45%	$4,443	$747	$283	$1,531	$1,935	$11,986	$7,524	$3,388
0.65%	706	133	63	985	623	1,038	1,259	639
0.70%	101	132	163	-	-	8	8	8
0.80%	-	-	-	-	-	-	-	-
0.85%	20	6	-	4	124	43	239	73
0.90%	8	-	-	-	-	-	-	-
0.95%	22	130	-	-	-	109	107	103
1.00%	311	108	284	-	635	30	985	212
1.05%	-	-	-	-	-	4	22	15
1.10%	-	67	-	369	-	-	-	-
1.15%	25,579	20,477	7,578	13,857	26,217	40,414	39,467	28,581
1.20%	13	148	-	-	-	-	-	19
1.25%	12,815	9,277	1,867	2,533	104,826	51,387	53,040	16,396
1.30%	-	-	-	-	-	-	-	-
1.35%	33,545	29,778	12,815	15,169	23,499	168,081	50,819	61,921
1.40%	25,273	9,354	7,375	1,496	1,850	16,983	9,864	8,692
1.45%	821	2,594	53	141	2,418	8,470	6,800	3,434
1.55%	17,779	15,445	5,825	6,865	11,648	43,890	51,945	32,211
1.60%	9,477	16,356	1,378	4,325	7,069	109,289	205,175	47,010
1.65%	16,203	9,585	1,338	2,065	2,310	53,255	51,476	18,893
1.80%	6,104	3,838	359	4,317	9,335	25,753	26,780	13,288
1.85%	1,221	827	19	592	682	4,248	7,240	812
1.90%	5,671	6,466	2,080	2,339	2,378	138,756	105,194	91,075
1.95%	5,372	5,120	147	3,040	1,191	11,989	12,653	3,411
2.00%	1,802	3,058	7	968	1,874	5,439	5,552	928
2.05%	1	-	-	3	3	5	1,843	-
2.10%	3,314	4,762	48	4,049	4,220	9,405	17,087	6,503
2.15%	1,209	6,592	242	448	959	4,634	7,043	588
2.20%	97	404	310	771	524	134	376	214
2.25%	-	-	-	-	-	-	467	-
2.30%	39	567	-	7	244	17,087	62	3,714
2.35%	57	250	8	368	92	744	5,319	64
2.40%	75	-	-	298	23	1	64	-
2.45%	133	2,127	-	84	675	985	4,153	815
2.50%	262	840	33	157	486	1,053	1,639	1,049
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$172,473	$149,188	$42,275	$66,781	$205,840	$725,220	$674,202	$344,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL

0.45%	$4,203	$2,446	$976	$683	$1,401	$36	$280	$1,873
0.65%	715	420	80	207	181	20	11	88
0.70%	7	-	-	2	127	-	137	-
0.80%	-	-	-	-	-	-	-	-
0.85%	34	66	3	104	-	-	-	92
0.90%	-	-	-	-	45	34	52	66
0.95%	93	58	-	29	-	-	100	-
1.00%	220	212	199	1	-	36	8	164
1.05%	21	11	1	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	15,201	10,940	12,351	4,105	14,764	2,786	20,673	13,205
1.20%	-	-	-	-	100	-	83	12
1.25%	8,987	9,083	12,415	2,278	6,010	1,754	4,976	10,958
1.30%	-	-	-	-	-	-	-	-
1.35%	25,760	65,554	25,780	5,770	30,625	5,050	34,827	18,056
1.40%	6,003	5,007	4,798	1,220	11,416	1,667	12,379	7,044
1.45%	1,364	2,516	1,354	385	2,400	1,378	684	941
1.55%	30,702	14,820	11,235	2,361	8,741	916	7,665	6,226
1.60%	66,729	30,615	14,697	2,755	9,301	1,945	9,770	13,218
1.65%	25,793	8,444	11,437	969	2,696	396	8,182	6,945
1.80%	12,054	6,368	10,600	973	4,780	490	4,596	2,462
1.85%	888	446	639	166	571	-	509	303
1.90%	59,996	67,754	31,094	1,476	13,480	102	11,248	5,608
1.95%	4,676	3,841	7,131	2,095	763	41	1,588	5,087
2.00%	424	879	248	650	565	-	737	180
2.05%	-	-	-	3	-	-	-	1
2.10%	4,289	7,873	3,977	319	4,095	12	5,137	2,445
2.15%	925	389	658	370	1,391	413	1,715	1,216
2.20%	207	9	195	-	263	-	526	127
2.25%	-	-	-	-	-	-	-	-
2.30%	52	18,830	-	723	6	-	679	92
2.35%	-	-	-	38	-	-	227	167
2.40%	-	-	-	24	-	-	-	20
2.45%	3,343	538	1,212	-	1,633	149	773	23
2.50%	34	22	-	-	18	6	1,067	658
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$272,720	$257,141	$151,080	$27,706	$115,372	$17,231	$128,629	$97,277

	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3

0.45%	$90	$437	$206	$513	$-	$1,764	$12	$57
0.65%	33	859	11	46	-	592	-	26
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	76	-	-
0.85%	6	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	169	42	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,289	5,533	120	6,909	63	33,757	5,504	871
1.20%	-	-	-	-	-	219	-	-
1.25%	886	5,875	817	6,906	8,842	46,717	1,219	683
1.30%	-	-	-	-	-	-	-	-
1.35%	1,151	36,882	176	5,415	1,934	74,740	5,007	1,056
1.40%	236	2,020	8	775	39	27,228	1,205	182
1.45%	135	2,544	440	1,188	2,611	4,042	-	251
1.55%	338	11,605	4,510	10,293	2,834	70,015	6,170	2,637
1.60%	330	23,638	642	9,077	1,465	55,990	1,013	1,360
1.65%	5	10,704	176	9,599	1,110	45,395	432	1,750
1.80%	155	3,201	441	4,329	2,679	13,990	98	257
1.85%	35	296	-	962	578	4,265	-	39
1.90%	311	7,622	1,177	7,317	1,559	25,145	126	1,387
1.95%	30	2,871	-	9,264	437	12,715	-	2,122
2.00%	77	2,290	-	380	62	1,659	-	14
2.05%	-	-	-	838	-	-	-	-
2.10%	20	1,650	302	2,950	51	7,257	-	433
2.15%	23	905	-	547	1,574	5,417	73	156
2.20%	-	1,994	-	185	197	816	-	-
2.25%	-	-	-	213	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	19	30	1,714	-	515	-	-
2.40%	-	750	-	130	-	-	-	-
2.45%	-	27	-	485	-	1,420	-	2
2.50%	-	-	-	910	-	180	-	31
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,150	$121,722	$9,056	$80,945	$26,035	$434,083	$20,901	$13,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6

0.45%	$318	$145	$12	$178	$-	$121	$778	$225
0.65%	-	-	6	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	16	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	90	-	-	-	-	-	-
1.00%	-	-	-	78	78	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,258	10,036	2,645	1,454	547	9,578	21,624	7,652
1.20%	-	-	-	-	-	-	-	-
1.25%	786	818	2,238	577	446	2,325	1,298	269
1.30%	-	-	-	-	-	-	-	-
1.35%	2,487	9,231	6,508	416	12	10,742	24,230	11,056
1.40%	216	1,612	2,300	89	20	1,808	7,017	3,226
1.45%	-	391	-	60	-	-	7	16
1.55%	-	6,222	1,103	416	288	6,985	10,988	2,573
1.60%	1,594	2,729	8,943	1,039	1,374	3,423	8,337	3,305
1.65%	382	2,142	443	325	2,698	6,046	3,198	391
1.80%	15	282	1,683	353	-	326	224	133
1.85%	9	-	163	-	-	6,683	8	-
1.90%	206	64	2,601	28	306	286	398	874
1.95%	-	2,642	604	36	73	1,280	23	15
2.00%	-	17	-	421	-	793	673	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	629	-	-	-	7	-	-
2.15%	-	218	18	-	-	82	-	12
2.20%	-	-	-	-	-	-	146	-
2.25%	-	-	-	-	-	-	-	-
2.30%	27	-	-	-	924	1,923	229	-
2.35%	-	51	-	-	-	-	217	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	472	-
2.50%	-	-	-	-	142	-	631	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$7,298	$37,335	$29,267	$5,470	$6,908	$52,408	$80,498	$29,747

	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3

0.45%	$81	$78	$32	$865	$103
0.65%	-	-	-	4	34
0.70%	-	-	-	-	-
0.80%	-	-	-	-	-
0.85%	-	-	-	55	-
0.90%	-	-	-	-	-
0.95%	-	-	-	12	-
1.00%	-	-	-	-	-
1.05%	-	-	-	-	-
1.10%	-	-	-	-	-
1.15%	4,148	655	443	527	3,236
1.20%	-	-	-	-	4
1.25%	4,882	926	409	1,533	854
1.30%	-	-	-	-	-
1.35%	12,168	1,125	2,002	2,046	4,485
1.40%	5,363	36	278	751	1,413
1.45%	85	111	43	104	78
1.55%	1,760	1,598	807	893	1,386
1.60%	3,365	4,919	701	1,084	857
1.65%	281	1,623	262	1,181	1,281
1.80%	229	367	1,815	372	238
1.85%	5	17	17	17	18
1.90%	5,214	1,573	772	1,201	551
1.95%	579	482	47	68	128
2.00%	-	62	254	14	-
2.05%	517	-	33	-	-
2.10%	930	531	447	481	328
2.15%	20	67	366	92	12
2.20%	-	-	277	36	-
2.25%	132	-	-	-	-
2.30%	-	-	-	-	-
2.35%	1,034	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	251	-	123	-
2.50%	456	-	90	-	-
2.55%	-	-	-	-	-
2.85%	-	-	-	-	-

Totals	$41,249	$14,421	$9,095	$11,459	$15,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $16,765,003 and $12,682,538, respectively, and total transfers from the Account to the fixed account were $16,851,051 and $12,657,583, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,293,658 and $997,086 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $709,188 and $524,725 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,206,401 and $2,818,823 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,524,710,065	$-	$-	$1,524,710,065

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$6,889,962	$1,564,112
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,342,095	1,741,534
Global Allocation V.I. Fund - Class III (MLVGA3)	14,569,712	7,616,503
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	3,884,668	3,868,624
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)	2,001,800	1,466,375
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)	24,664	1,400
Dynamic VP HY Bond Fund (DXVHY)	4,038,903	5,578,973
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	109,229	2,697
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	2,519,933	735,687
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,533,409	2,787,330
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,445,092	320,586
The Merger Fund VL (MGRFV)	1,945,189	891,776
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	1,880,292	206,060
Emerging Markets Debt Portfolio - Class II (MSEMB)	2,760,368	654,474
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	1,000,116	447,019
Global Real Estate Portfolio - Class II (VKVGR2)	5,245,984	1,955,116
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	1,603,156	664,518
NVIT Flexible Fixed Income Fund Class P (NVFIP)	5,353,011	4,772,806
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	1,062,103	445,437
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	10,641,717	5,951,219
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,283,078	799,315
NVIT Emerging Markets Fund - Class I (GEM)	4,117,524	1,281,035
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	5,588,216	5,704,636
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	19,249,742	5,368,351
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	8,765,016	1,864,904
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	16,299,160	5,170,951
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	32,585,604	28,420,133
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	20,621,654	30,409,756
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	19,827,325	9,947,991

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Core Plus Bond Fund - Class II (NVLCP2)	20,231,064	10,945,326
NVIT Nationwide Fund - Class I (TRF)	3,664,699	674,494
NVIT Government Bond Fund - Class I (GBF)	20,801,499	14,290,053
American Century NVIT Growth Fund -Class II (CAF2)	1,645,063	531,223
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,201,783	886,847
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,123,279	99,264
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	4,762,106	523,700
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	15,326,404	5,187,713
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	19,919,833	2,079,440
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,494,432	1,238,766
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	14,405,724	4,757,917
NVIT Money Market Fund - Class I (SAM)	149,236	111,620
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,942,768	3,809,876
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	4,807,225	760,610
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,429,300	3,413,667
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,033,213	12,950,997
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	34,269	50,723
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	13,180,095	10,774,263
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	20,091,020	15,998,830
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,288,409	747,278
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,090,899	1,074,052
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,581,939	1,924,350
NVIT Multi-Sector Bond Fund - Class I (MSBF)	4,785,101	1,527,385
NVIT Short Term Bond Fund - Class II (NVSTB2)	12,067,673	8,679,822
NVIT Real Estate Fund - Class II (NVRE2)	10,071,039	4,879,957
NVIT Money Market Fund - Class II (NVMM2)	1,034,736,228	977,459,809
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,562,400	217,915
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,385,075	516,312
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	962,011	358,367
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	1,164,655	153,135
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	562,620	54,361
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	326,237	9,008
7Twelve Balanced Portfolio (NO7TB)	2,291,789	345,755
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,574,138	664,610
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	8,329,781	11,476,368
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,895,955	6,918,119
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	4,810,227	1,327,334
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	1,828,109	1,095,299
VP Income & Growth Fund - Class III (ACVIG3)	9,383,056	2,692,824
VP Inflation Protection Fund - Class II (ACVIP2)	9,867,217	5,842,744
VP Ultra(R) Fund - Class III (ACVU3)	732,732	189,550
VP Value Fund - Class III (ACVV3)	8,536,161	3,238,419
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	1,245,751	93,193
Quality Bond Fund II - Primary Shares (FQB)	194	75
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	1,887,466	1,937,466
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	813,996	1,863,548
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,399,126	2,467,041
VIP Growth Portfolio - Service Class 2 R (FG2R)	39,498,855	20,104,196
VIP High Income Portfolio - Service Class 2R (FHI2R)	28,610,827	27,021,167
Franklin Income Securities Fund - Class 2 (FTVIS2)	20,274,347	9,287,242
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,113,129	5,290,159
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,689,895	2,690,510
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	184,085	340,998
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	8,161,275	20,987,596
Global Securities Fund/VA - Service Class (OVGSS)	3,713,969	2,274,566
All Asset Portfolio - Advisor Class (PMVAAD)	6,544,044	5,981,034
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,221,913	3,048,724
Low Duration Portfolio - Advisor Class (PMVLAD)	12,573,120	12,760,642
Total Return Portfolio - Advisor Class (PMVTRD)	18,004,842	23,257,846
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,908,315	1,626,714
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,451,339	5,890,051
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	6,339,125	4,519,096
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	59,313,506	84,688,385
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	3,045,338	3,732,037
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	74,791	205,004
VP UltraShort NASDAQ-100 (PROUSN)	46,538,214	45,886,277
VP Access High Yield Fund (PROAHY)	98,666,619	178,604,192
VP Asia 30 (PROA30)	23,058,929	24,321,870
VP Banks (PROBNK)	6,262,595	6,703,049
VP Basic Materials (PROBM)	15,090,007	15,779,053
VP Bear (PROBR)	20,282,490	19,666,155
VP Biotechnology (PROBIO)	18,637,135	14,570,693
VP Bull (PROBL)	350,541,646	322,188,255
VP Consumer Goods (PROCG)	12,577,610	5,405,697
VP Consumer Services (PROCS)	14,178,493	9,038,031
VP Emerging Markets (PROEM)	35,102,994	35,617,098
VP Europe 30 (PROE30)	14,554,066	15,015,313
VP Financials (PROFIN)	11,864,428	10,585,158
VP Health Care (PROHC)	18,649,575	13,082,930
VP Industrials (PROIND)	4,876,090	8,554,851
VP International (PROINT)	8,083,771	9,909,280
VP Internet (PRONET)	6,125,920	7,208,363
VP Japan (PROJP)	13,193,953	13,797,545
VP NASDAQ-100 (PRON)	118,483,718	111,982,660
VP Oil & Gas (PROOG)	16,897,435	8,846,317
VP Pharmaceuticals (PROPHR)	13,587,039	12,873,557

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VP Precious Metals (PROPM)		11,903,555	11,555,977
VP Real Estate (PRORE)		14,319,453	10,475,151
VP Rising Rates Opportunity (PRORRO)		30,919,856	32,045,575
VP Semiconductor (PROSCN)		11,420,085	6,962,665
VP Short Emerging Markets (PROSEM)		5,575,955	5,681,802
VP Short International (PROSIN)		3,540,063	3,638,808
VP Short NASDAQ-100 (PROSN)		14,265,609	13,919,743
VP Technology (PROTEC)		15,725,631	14,486,770
VP Telecommunications (PROTEL)		2,363,244	2,176,706
VP U.S. Government Plus (PROGVP)		38,458,454	38,356,142
VP UltraNASDAQ-100 (PROUN)		80,581,021	83,805,749
VP Utilities (PROUTL)		18,284,549	15,135,847
Global Managed Futures Strategy (RVMFU)		3,275,034	3,544,608
Variable Fund - Long Short Equity Fund (RSRF)		1,960,065	2,328,265
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)		5,757,202	4,071,436
Variable Trust - Banking Fund (RBKF)		8,030,620	7,426,682
Variable Trust - Basic Materials Fund (RBMF)		14,770,882	15,430,791
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)		5,225,293	1,879,824
Variable Trust - Biotechnology Fund (RBF)		21,931,143	20,426,748
Variable Fund - CLS AdvisorOne Clermont (RVCLR)		12,308,247	4,255,020
Variable Trust - Commodities Strategy Fund (RVCMD)		3,974,040	3,597,792
Variable Trust - Consumer Products Fund (RCPF)		15,370,751	14,694,068
Variable Trust - Dow 2x Strategy Fund (RVLDD)		61,256,003	65,353,123
Variable Trust - Electronics Fund (RELF)		14,415,037	12,613,564
Variable Trust - Energy Fund (RENF)		31,063,411	18,440,143
Variable Trust - Energy Services Fund (RESF)		32,543,695	23,317,562
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		15,536,008	20,502,333
Variable Trust - Financial Services Fund (RFSF)		11,578,405	9,758,422
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		169,631,244	166,017,632
Variable Trust - Health Care Fund (RHCF)		26,593,787	23,184,111
Variable Trust - Internet Fund (RINF)		11,067,470	15,202,510
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		64,373,000	63,932,498
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		88,465,519	96,192,970
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		6,050,942	5,949,977
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		10,932,331	10,860,161
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		48,369,496	48,328,396
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		46,597,564	45,905,889
Variable Trust - Japan 2x Strategy Fund (RLCJ)		14,362,512	14,777,134
Variable Trust - Leisure Fund (RLF)		8,551,307	8,092,911
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		28,381,572	30,025,951
Variable Fund - Multi-Hedge Strategies (RVARS)		1,502,015	2,147,161
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		127,963,886	110,670,198
Variable Trust - NASDAQ-100(R) Fund (ROF)		93,759,170	96,634,123
Variable Trust - Nova Fund (RNF)		193,453,752	211,624,544
Variable Trust - Precious Metals Fund (RPMF)		19,612,802	18,239,557
Variable Trust - Real Estate Fund (RREF)		22,697,075	20,567,183
Variable Trust - Retailing Fund (RRF)		9,382,938	9,488,162
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		55,743,111	55,954,026
Variable Trust - S&P 500 2x Strategy Fund (RTF)		75,700,800	74,887,040
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		104,994,017	81,464,097
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		86,223,787	88,007,981
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		99,736,583	110,829,503
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		64,589,397	72,442,150
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		25,704,468	39,192,135
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		17,876,943	21,196,649
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		24,234,515	21,881,176
Variable Trust - Technology Fund (RTEC)		16,996,981	14,117,391
Variable Trust - Telecommunications Fund (RTEL)		9,906,744	9,794,177
Variable Trust - Transportation Fund (RTRF)		18,187,936	19,412,560
Variable Trust - Utilities Fund (RUTL)		31,783,678	28,174,195
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		2,439,572	2,426,993
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)		15,641,794	13,617,895
Series M (Macro Opportunities Series) (GSBLMO)		1,285,163	331,081
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		7,841,229	6,675,894
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)		470,818	275,231
Variable Insurance Portfolios - Asset Strategy (WRASP)		12,268,342	11,403,610
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)		95,171	4,962,383
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		735,688	3,761,060
NVIT Nationwide Fund - Class III (obsolete) (TRF3)		177,075	2,058,172
NVIT Government Bond Fund - Class III (obsolete) (GBF3)		626,071	9,809,021
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)		727,122	7,187,212
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)		310,304	1,648,033
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)		198,940	1,487,253
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)		1,969,968	12,019,007
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)		836,014	19,933,567
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)		247,120	7,361,904
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)		611,195	10,298,177
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		802,410	3,278,193
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)		435,604	2,017,385
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)		768,554	3,435,502
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)		528,059	3,660,452

	Total	$4,813,384,026	$4,609,544,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT-ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2014	0.45% to 2.20%	475,016	$11.57 to $ 11.33	$5,434,050	0.26%	11.41% to 9.45%
2013	1.25% to 1.55%	15,416	10.37 to 10.37	159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2014	0.45% to 2.45%	147,152	11.72 to 11.33	1,692,177	0.07%	1.42% to -0.61%
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund -Class III (MLVGA3)
2014	0.45% to 2.45%	2,368,131	12.96 to 11.79	29,246,367	2.43%	1.47% to -0.57%
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2014	0.45% to 2.15%	72,108	7.45 to 6.87	513,524	0.00%	-17.38% to -18.80%
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
2014	1.15% to 2.10%	59,108	11.36 to 11.29	669,623	0.00%	13.59% to 12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
2014	1.25% to 2.00%	2,438	9.18 to 9.13	22,335	0.00%	-8.23% to -8.70%	****
Dynamic VP HY Bond Fund (DXVHY)
2014	1.15% to 2.50%	99,835	10.66 to 10.27	1,046,427	2.25%	-1.25% to -2.60%
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	1.25% to 2.15%	10,294	10.54 to 10.43	107,843	0.06%	2.65% to 1.71%
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2014	1.15% to 2.40%	177,984	10.46 to 10.31	1,852,143	0.00%	4.49% to 3.17%
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.45% to 2.35%	420,710	9.40 to 9.10	3,890,330	3.06%	-5.07% to -6.88%
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2014	0.45% to 2.20%	230,786	11.62 to 10.88	2,575,329	2.96%	3.78% to 1.95%
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2014	0.45% to 2.45%	102,527	10.16 to 9.93	1,028,059	1.94%	0.92% to -1.11%
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2014	0.45% to 2.45%	159,377	10.67 to 10.53	1,688,966	0.00%	6.72% to 5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.45% to 2.50%	314,954	11.33 to 10.49	3,414,099	5.48%	2.43% to 0.32%
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2014	0.65% to 2.10%	133,415	11.75 to 11.13	1,518,753	0.77%	1.33% to -0.15%
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.45% to 2.50%	541,529	12.50 to 11.58	6,508,503	0.77%	13.34% to 11.01%
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2014	1.25% to 1.95%	86,529	10.24 to 10.20	884,088	2.68%	2.44% to 1.95%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2014	1.25% to 1.90%	55,403	9.75 to 9.70	538,888	3.96%	-2.52% to -2.95%	****
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2014	1.25% to 1.95%	60,458	10.24 to 10.19	617,679	0.81%	2.38% to 1.89%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.45% to 2.50%	1,778,833	13.86 to 12.84	23,660,831	1.01%	4.52% to 2.37%
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.45% to 1.90%	338,008	9.90 to 9.80	3,331,555	3.65%	-0.97% to -1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.45% to 2.50%	284,459	9.71 to 9.58	2,740,098	0.85%	-2.86% to -4.23%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.45% to 2.10%	277,822	$15.61 to $ 14.44	$4,131,688	2.08%	4.03% to 2.30%
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.45% to 2.50%	1,645,659	13.55 to 12.30	21,415,970	3.86%	3.83% to 1.69%
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.45% to 2.55%	1,031,275	14.57 to 13.19	14,226,928	3.11%	4.23% to 2.03%
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.45% to 2.30%	1,390,229	12.01 to 11.01	15,754,070	3.01%	2.87% to 0.96%
2013	0.45% to 2.30%	449,995	11.68 to 10.90	5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.45% to 2.50%	2,108,083	14.05 to 12.75	28,147,988	2.54%	4.10% to 1.96%
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.45% to 2.50%	290,550	14.94 to 13.56	4,143,500	1.78%	4.09% to 1.95%
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.45% to 2.85%	1,262,452	13.06 to 11.66	15,623,836	3.95%	3.61% to 1.12%
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.45% to 2.45%	1,143,294	11.20 to 10.40	12,303,527	3.39%	4.41% to 2.31%
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class I (TRF)
2014	0.45% to 2.30%	293,951	10.96 to 10.82	3,208,499	0.87%	9.56% to 8.16%	****
NVIT Government Bond Fund - Class I (GBF)
2014	0.45% to 2.50%	651,310	10.23 to 10.08	6,606,686	1.06%	2.26% to 0.81%	****
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.45% to 2.50%	98,599	13.13 to 12.69	1,272,551	0.92%	10.54% to 8.27%
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.45% to 2.50%	628,850	10.41 to 10.27	6,502,909	1.48%	4.14% to 2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.45% to 2.30%	199,407	10.32 to 10.19	2,044,443	1.75%	3.17% to 1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.45% to 2.50%	411,780	10.39 to 10.25	4,252,319	2.93%	3.94% to 2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.45% to 2.50%	978,369	10.22 to 10.08	9,933,726	1.56%	2.21% to 0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.45% to 2.50%	1,768,302	10.38 to 10.23	18,278,859	1.53%	3.82% to 2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.45% to 2.50%	719,794	10.39 to 10.24	7,430,132	1.48%	3.85% to 2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.45% to 2.50%	944,676	10.31 to 10.17	9,682,645	1.48%	3.12% to 1.66%	****
NVIT Money Market Fund - Class I (SAM)
2014	1.30%	11,504	9.41	108,219	0.00%	-1.30%
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.45% to 2.45%	224,523	$13.74 to $ 12.50	$2,944,411	2.27%	-1.80% to -3.77%
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.45% to 2.45%	405,939	9.06 to 8.94	3,655,246	1.72%	-9.37% to -10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.45% to 2.50%	268,848	17.71 to 16.07	4,501,661	0.33%	9.65% to 7.39%
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.45% to 2.45%	358,216	16.68 to 15.17	5,667,146	1.29%	9.75% to 7.54%
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.15% to 1.60%	11,097	23.45 to 22.85	257,049	0.00%	2.84% to 2.37%
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.45% to 2.45%	267,498	17.47 to 15.89	4,434,759	0.00%	3.25% to 1.18%
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.45% to 2.45%	475,679	19.22 to 17.49	8,764,471	1.61%	16.49% to 14.15%
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.45% to 2.45%	223,672	11.11 to 10.95	2,464,685	0.00%	11.06% to 9.53%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.45% to 2.45%	462,116	10.81 to 10.66	4,969,036	0.27%	8.10% to 6.61%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.45% to 2.10%	320,570	10.49 to 10.37	3,353,751	0.18%	4.88% to 3.69%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.45% to 2.45%	372,253	9.96 to 9.63	3,639,274	4.05%	3.42% to 1.34%
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.45% to 2.45%	1,017,668	10.29 to 9.55	10,060,290	1.05%	0.04% to -1.97%
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.45% to 2.50%	380,236	12.00 to 11.59	4,493,910	5.13%	28.03% to 25.39%
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2014	0.45% to 2.50%	22,120,520	9.77 to 8.80	206,063,496	0.00%	-0.45% to -2.50%
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.45% to 2.15%	520,306	11.80 to 11.41	6,027,930	1.55%	1.40% to -0.33%
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	0.45% to 2.30%	136,378	12.23 to 11.79	1,632,666	1.44%	2.66% to 0.76%
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	1.15% to 1.90%	56,671	10.34 to 10.25	583,458	3.29%	-0.15% to -0.91%
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	1.25% to 2.35%	94,519	10.38 to 10.25	976,833	4.59%	0.98% to -0.14%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	1.25% to 1.90%	49,734	10.37 to 10.30	513,588	3.45%	0.46% to -0.20%
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	1.25% to 2.10%	31,338	10.38 to 10.28	324,369	4.01%	1.18% to 0.30%
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
7Twelve Balanced Portfolio (NO7TB)
2014	0.65% to 2.45%	189,690	$10.05 to $ 9.84	$1,885,803	0.41%	-0.94% to -2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2014	0.45% to 2.50%	352,793	10.72 to 10.16	3,664,471	0.00%	7.06% to 4.85%
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2014	0.45% to 2.50%	1,016,921	10.53 to 9.98	10,392,864	3.05%	-1.52% to -3.55%
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2014	0.45% to 2.35%	1,627,839	9.81 to 9.50	15,673,245	0.63%	0.95% to -0.98%
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2014	0.45% to 2.20%	374,575	10.19 to 9.99	3,767,064	1.18%	2.48% to 0.68%
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.45% to 2.15%	153,152	12.73 to 11.95	1,884,398	1.93%	6.63% to 4.81%
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2014	0.45% to 2.50%	660,331	18.51 to 14.44	12,814,948	2.01%	12.00% to 9.69%
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.45% to 2.50%	1,010,075	10.72 to 9.93	10,389,097	1.45%	2.83% to 0.72%
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2014	1.15% to 1.60%	57,799	18.18 to 17.16	1,043,856	0.42%	8.74% to 8.25%
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
VP Value Fund - Class III (ACVV3)
2014	0.45% to 2.50%	767,059	17.75 to 15.03	16,521,671	1.44%	12.57% to 10.25%
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	1.15% to 2.50%	107,020	10.90 to 10.80	1,163,467	0.00%	9.01% to 8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2014	1.30%	301	17.41	5,241	3.71%	2.44%
2013	1.30%	301	17.00	5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2014	0.45% to 2.45%	155,125	12.33 to 11.45	1,844,933	1.27%	5.06% to 2.95%
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2014	0.95% to 1.60%	336,677	24.66 to 23.96	8,331,456	0.69%	10.18% to 9.88%
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2014	0.45% to 2.50%	785,259	16.63 to 13.02	13,829,493	3.05%	7.96% to 5.74%
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2014	0.45% to 2.50%	2,163,708	19.04 to 15.19	38,138,026	0.24%	10.54% to 8.27%
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class 2R (FHI2R)
2014	0.45% to 2.50%	333,474	$11.27 to $ 10.66	$3,658,266	3.60%	0.45% to -1.62%
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.45% to 2.50%	1,200,924	11.05 to 10.68	13,052,206	5.42%	4.15% to 2.00%
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.45% to 2.45%	336,122	12.09 to 11.69	3,991,939	2.36%	5.23% to 3.12%
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.45% to 2.45%	435,151	14.88 to 13.53	6,223,331	2.81%	2.39% to 0.33%
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2014	1.30%	142,858	14.12	2,016,515	1.72%	10.26%
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2014	0.45% to 2.20%	189,589	9.88 to 9.59	1,836,652	1.34%	-1.95% to -3.68%
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.45% to 2.50%	241,225	11.68 to 11.28	2,774,030	0.81%	1.60% to -0.50%
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.45% to 2.45%	1,048,624	10.92 to 10.14	10,988,167	5.10%	0.00% to -2.01%
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.45% to 2.15%	188,653	11.50 to 10.61	2,061,161	2.05%	-0.15% to -1.86%
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.45% to 2.50%	1,393,573	10.36 to 9.60	13,853,449	1.04%	0.29% to -1.77%
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.45% to 2.45%	1,414,783	11.09 to 10.29	15,071,151	1.97%	3.70% to 1.62%
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.45% to 2.50%	207,140	8.17 to 7.41	1,610,927	0.28%	-18.99% to -20.66%
2013	0.45% to 2.50%	185,582	10.08 to 9.34	1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.45% to 2.45%	355,130	12.34 to 11.23	4,181,911	5.30%	0.95% to -1.08%
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2014	0.45% to 2.50%	618,483	11.53 to 10.47	6,776,960	2.38%	1.70% to -0.40%
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.45% to 2.50%	1,105,129	13.45 to 12.20	14,193,525	5.36%	2.77% to 0.65%
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2014	0.45% to 2.10%	77,131	8.05 to 7.45	594,884	0.19%	-13.19% to -14.63%
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2014	0.95% to 2.10%	45,927	$21.28 to $ 12.49	$619,568	4.49%	-1.66% to -2.39%
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2014	1.15% to 2.15%	473,189	1.17 to 1.12	535,542	0.00%	-36.49% to -37.14%
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2014	0.45% to 2.45%	536,044	14.20 to 12.92	7,265,745	6.11%	1.88% to -0.17%
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2014	0.45% to 2.45%	139,150	10.48 to 9.53	1,382,202	0.08%	-2.01% to -3.98%
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2014	1.15% to 2.45%	85,417	14.18 to 13.50	1,188,941	0.10%	9.11% to 7.67%
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2014	1.15% to 2.15%	202,526	9.75 to 9.39	1,933,798	0.99%	0.52% to -0.50%
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2014	0.65% to 2.35%	375,099	4.20 to 3.88	1,502,426	0.00%	-14.81% to -16.26%
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2014	0.45% to 2.50%	449,535	28.53 to 26.44	12,338,212	0.00%	29.14% to 26.49%
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2014	0.45% to 2.50%	2,442,600	16.87 to 15.31	39,528,358	0.00%	10.97% to 8.68%
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2014	0.45% to 2.45%	620,053	15.40 to 14.29	9,185,663	0.90%	9.73% to 7.53%
2013	0.45% to 2.15%	102,777	14.03 to 13.40	1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2014	0.45% to 2.45%	588,414	18.36 to 17.05	10,408,997	0.00%	11.95% to 9.71%
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2014	0.45% to 2.45%	373,572	8.41 to 7.65	2,987,574	0.21%	-3.85% to -5.79%
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2014	0.45% to 2.45%	271,242	12.36 to 11.24	3,183,952	1.22%	-9.06% to -10.89%
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2014	0.45% to 2.45%	237,817	15.27 to 14.18	3,480,598	0.10%	12.41% to 10.15%
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Health Care (PROHC)
2014	0.45% to 2.50%	727,943	$19.34 to $ 17.92	$13,490,662	0.05%	23.14% to 20.61%
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2014	0.45% to 2.45%	251,139	14.64 to 13.59	3,536,581	0.17%	5.10% to 2.99%
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2014	0.45% to 2.10%	200,598	11.70 to 10.82	2,237,707	0.00%	-8.52% to -10.04%
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2014	0.45% to 2.45%	131,448	15.42 to 14.31	1,950,007	0.00%	0.67% to -1.36%
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2014	0.45% to 2.20%	134,742	13.51 to 12.44	1,732,082	0.00%	2.76% to 0.96%
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2014	0.45% to 2.45%	940,882	19.72 to 17.94	17,742,745	0.00%	16.48% to 14.14%
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2014	0.45% to 2.50%	886,429	12.72 to 11.55	10,659,196	0.46%	-11.27% to -13.10%
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2014	0.45% to 2.45%	246,310	18.12 to 16.83	4,274,560	0.67%	18.82% to 16.44%
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2014	0.45% to 2.50%	608,583	3.32 to 3.07	1,943,549	0.00%	-24.21% to -25.77%
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2014	0.45% to 2.50%	510,356	13.49 to 12.50	6,623,469	1.77%	24.45% to 21.89%
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2014	0.45% to 2.20%	157,991	4.11 to 3.78	614,204	0.00%	-30.57% to -31.79%
2013	0.45% to 2.45%	406,251	5.92 to 5.49	2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2014	0.45% to 2.45%	371,556	15.04 to 13.97	5,387,504	0.14%	33.92% to 31.24%
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2014	1.35% to 2.30%	6,375	7.35 to 7.03	46,252	0.00%	-4.24% to -5.16%
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2014	1.15% to 2.30%	85,409	5.39 to 5.10	442,228	0.00%	1.62% to 0.44%
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Short NASDAQ-100 (PROSN)
2014	0.45% to 2.15%	114,259	$3.54 to $ 3.27	$381,614	0.00%	-19.74% to -21.12%
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2014	0.45% to 2.50%	410,320	15.01 to 13.91	5,892,607	0.00%	17.58% to 15.16%
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2014	0.45% to 2.15%	47,871	12.40 to 11.64	570,687	4.46%	0.11% to -1.60%
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2014	0.45% to 2.20%	161,162	16.64 to 15.32	2,539,122	0.18%	35.78% to 33.39%
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2014	0.45% to 2.50%	184,912	36.14 to 32.80	6,287,569	0.00%	35.23% to 32.45%
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2014	0.45% to 2.50%	364,675	15.33 to 14.20	5,370,466	2.19%	25.32% to 22.74%
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2014	0.45% to 2.35%	439,704	8.18 to 7.28	3,359,616	0.00%	11.58% to 9.45%
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
Variable Fund - Long Short Equity Fund (RSRF)
2014	0.45% to 2.40%	546,015	10.59 to 15.48	7,808,046	0.00%	2.33% to 0.33%
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2014	0.45% to 2.55%	1,249,764	12.58 to 11.39	15,543,695	0.27%	3.01% to 0.83%
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
Variable Trust - Banking Fund (RBKF)
2014	0.45% to 2.45%	233,270	6.70 to 5.29	1,926,493	1.36%	2.95% to 0.89%
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
Variable Trust - Basic Materials Fund (RBMF)
2014	0.45% to 2.50%	167,362	10.66 to 12.02	3,602,338	3.09%	-2.26% to -4.27%
2013	0.45% to 2.50%	218,828	10.90 to 12.55	4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2014	0.45% to 2.50%	878,354	12.34 to 10.52	9,985,356	0.61%	2.34% to 0.23%
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
Variable Trust - Biotechnology Fund (RBF)
2014	0.45% to 2.50%	458,541	36.85 to 27.25	13,717,417	0.00%	32.10% to 29.38%
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2014	0.45% to 2.50%	2,024,648	$11.74 to $ 10.24	$22,412,265	0.65%	1.34% to -0.75%
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
Variable Trust - Commodities Strategy Fund (RVCMD)
2014	0.65% to 2.50%	809,296	4.11 to 3.32	2,425,031	0.00%	-34.44% to -35.66%
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
Variable Trust - Consumer Products Fund (RCPF)
2014	0.45% to 2.50%	317,791	20.06 to 19.65	8,838,889	0.62%	12.12% to 9.81%
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2014	0.45% to 2.50%	484,688	14.80 to 16.68	9,586,358	0.00%	16.28% to 13.88%
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
Variable Trust - Electronics Fund (RELF)
2014	0.45% to 2.50%	400,386	11.62 to 9.42	4,465,554	0.00%	23.18% to 20.65%
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
Variable Trust - Energy Fund (RENF)
2014	0.45% to 2.50%	759,621	9.48 to 9.90	15,822,605	0.17%	-18.99% to -20.66%
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
Variable Trust - Energy Services Fund (RESF)
2014	0.45% to 2.50%	552,521	7.23 to 7.94	11,202,901	0.00%	-29.66% to -31.11%
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2014	0.45% to 2.15%	134,608	6.17 to 11.30	1,362,829	0.92%	-12.88% to -14.37%
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
Variable Trust - Financial Services Fund (RFSF)
2014	0.45% to 2.50%	671,332	9.22 to 7.77	7,747,716	0.64%	12.07% to 9.77%
2013	0.45% to 2.50%	505,938	8.22 to 7.07	5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2014	0.45% to 2.55%	621,779	18.64 to 15.05	12,309,884	0.69%	34.05% to 31.23%
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
Variable Trust - Health Care Fund (RHCF)
2014	0.45% to 2.50%	818,470	21.38 to 18.72	19,291,518	0.00%	24.06% to 21.50%
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
Variable Trust - Internet Fund (RINF)
2014	0.45% to 2.50%	134,520	17.88 to 16.84	3,583,436	0.00%	1.50% to -0.59%
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2014	1.15% to 2.50%	1,996,596	0.87 to 0.94	1,661,317	0.00%	-22.67% to -23.72%
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2014	0.45% to 2.50%	798,202	$3.65 to $ 3.34	$2,388,554	0.00%	-25.25% to -26.79%
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2014	1.15% to 2.50%	351,637	2.12 to 2.48	698,292	0.00%	-12.58% to -13.77%
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2014	0.45% to 2.50%	321,838	2.69 to 2.09	392,180	0.00%	-19.00% to -20.67%
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2014	0.45% to 2.50%	655,199	2.84 to 2.31	1,245,930	0.00%	-9.26% to -11.13%
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2014	0.65% to 2.50%	878,859	3.83 to 3.05	2,018,138	0.00%	-15.01% to -16.59%
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2014	1.15% to 2.50%	79,473	11.43 to 8.23	881,829	0.00%	-16.38% to -17.53%
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
Variable Trust - Leisure Fund (RLF)
2014	0.45% to 2.50%	181,903	16.70 to 15.57	4,941,762	0.22%	7.00% to 4.80%
2013	0.45% to 2.50%	191,698	15.61 to 14.86	4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2014	0.45% to 2.50%	94,489	17.06 to 15.57	3,088,946	0.00%	11.43% to 9.14%
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.45% to 2.35%	732,401	9.17 to 8.44	6,714,451	0.00%	4.19% to 2.20%
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2014	0.45% to 2.45%	1,027,097	28.37 to 28.14	31,048,384	0.00%	35.96% to 33.23%
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2014	0.45% to 2.55%	746,528	20.32 to 19.28	19,033,453	0.00%	16.92% to 14.45%
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
Variable Trust - Nova Fund (RNF)
2014	0.45% to 2.55%	666,929	14.98 to 14.48	12,705,422	0.08%	18.05% to 15.56%
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
Variable Trust - Precious Metals Fund (RPMF)
2014	0.45% to 2.50%	879,941	4.63 to 4.34	8,151,128	0.13%	-17.72% to -19.42%
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Real Estate Fund (RREF)
2014	0.45% to 2.50%	492,656	$ 12.68 to $ 10.84	$10,849,321	1.19%	20.46% to 17.98%
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
Variable Trust - Retailing Fund (RRF)
2014	0.45% to 2.50%	187,893	18.94 to 16.36	4,394,236	0.00%	8.17% to 5.94%
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2014	0.45% to 2.50%	237,482	14.69 to 12.72	5,562,054	0.00%	3.82% to 1.68%
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2014	0.45% to 2.50%	891,598	14.44 to 14.42	16,675,744	0.00%	24.09% to 21.54%
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2014	0.45% to 2.50%	3,194,594	19.39 to 17.00	62,517,460	0.00%	11.91% to 9.61%
2013	0.45% to 2.50%	2,287,444	17.32 to 15.51	40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2014	0.45% to 2.50%	2,128,730	16.01 to 15.24	41,597,840	0.37%	10.44% to 8.17%
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2014	0.45% to 2.50%	827,165	19.98 to 17.28	18,929,666	0.00%	-2.00% to -4.01%
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2014	0.45% to 2.50%	573,667	14.96 to 13.91	11,065,293	0.04%	6.24% to 4.06%
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2014	0.45% to 2.50%	756,633	16.74 to 14.69	14,965,168	0.00%	-0.45% to -2.50%
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2014	0.45% to 2.45%	517,699	14.73 to 12.65	9,163,876	0.00%	0.86% to -1.17%
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2014	0.45% to 2.40%	560,826	8.05 to 5.96	3,757,287	0.00%	22.38% to 19.98%
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
Variable Trust - Technology Fund (RTEC)
2014	0.45% to 2.50%	527,975	14.01 to 12.90	9,837,345	0.00%	9.76% to 7.50%
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
Variable Trust - Telecommunications Fund (RTEL)
2014	0.65% to 2.15%	126,898	7.92 to 12.39	1,138,272	1.99%	1.95% to 0.41%
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Transportation Fund (RTRF)
2014	0.45% to 2.50%	355,267	$ 17.59 to $ 15.58	$10,200,613	0.00%	22.25% to 19.73%
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
Variable Trust - Utilities Fund (RUTL)
2014	0.45% to 2.50%	551,770	14.64 to 14.89	8,856,609	1.72%	22.34% to 19.82%
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2014	0.45% to 2.10%	69,426	6.97 to 7.18	524,984	0.00%	-22.27% to -23.56%
2013	0.45% to 2.10%	63,300	8.97 to 9.40	623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2014	0.45% to 2.45%	656,347	10.42 to 10.07	6,709,817	0.00%	1.92% to -0.13%
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Variable Funds Trust - Series M (Macro Opportunities Series) (GSBLMO)
2014	0.45% to 2.35%	95,487	10.56 to 10.34	996,814	0.00%	4.87% to 2.87%
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.45% to 2.50%	598,836	7.06 to 6.54	4,061,072	0.06%	-19.47% to -21.13%
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2014	1.15% to 2.15%	188,357	9.78 to 9.43	1,819,617	0.00%	-2.20% to -3.19%
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.45% to 2.50%	2,023,234	13.52 to 12.27	26,136,125	0.50%	-5.69% to -7.63%
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45% to 2 .30%	113,926	$ 15.59 to $ 16.83	$1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45% to 1.95%	427,296	14.25 to 15.67	7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45% to 2.10%	142,009	16.81 to 25.48	3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2011	1.30%	1,435	$23.02	$33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%

2014	Reserves for annuity contracts in payout phase:			89,289
2014	Contract owners equity:			$1,524,687,920
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant –Filed previously on April 18, 2008 with Post-Effective Amendment No. 20 to the Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (1933 Act File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(4)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, under document "frankfpa99h8.htm".
(5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(6)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(7)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(8)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".
(9)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with post-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(10)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(11)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(12)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(13)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(14)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(16)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document "rydexfundpartagreement.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
(23)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, under document "eatonvancefpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 13, 2012 with post-effective amendment number 27 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012, as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 28 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreements were previously filed on October 15, 2013 with post-effective amendment number 12 of registration statement (333-135650) under Exhibit 24(b), and are hereby incorporated by reference.
(27)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013, as document "d612202dex99826.htm".
(28)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013, as document "d612202dex99827.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(29)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.

(12)	Not Applicable.
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 3,117 and 2,635 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact